UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 to September 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2023

Classes A, C, I, R, R6 and W

Fixed-Income Funds

■	Voya GNMA Income Fund	■	Voya Short Duration High Income Fund
■	Voya High Yield Bond Fund	■	Voya Short Term Bond Fund
■	Voya Intermediate Bond Fund	■	Voya Strategic Income Opportunities Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

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Shareholder Expense Examples	1
Statements of Assets and Liabilities	3
Statements of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	20
Portfolios of Investments	40

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	April 1,	September 30,	Expense	September 30,	April 1,	September 30,	Expense	September 30,
	2023	2023	Ratio	2023*	2023	2023	Ratio	2023*

Voya GNMA Income Fund
Class A	$1,000.00	$955.60	0.83%	$4.06	$1,000.00	$1,020.85	0.83%	$4.19
Class C	1,000.00	953.10	1.58	7.71	1,000.00	1,017.10	1.58	7.97
Class I	1,000.00	957.30	0.54	2.64	1,000.00	1,022.30	0.54	2.73
Class R6	1,000.00	957.60	0.49	2.40	1,000.00	1,022.55	0.49	2.48
Class W	1,000.00	957.20	0.58	2.84	1,000.00	1,022.10	0.58	2.93

Voya High Yield Bond Fund
Class A	$1,000.00	$1,012.30	1.03%	$5.18	$1,000.00	$1,019.85	1.03%	$5.20
Class C	1,000.00	1,008.50	1.78	8.94	1,000.00	1,016.10	1.78	8.97
Class I	1,000.00	1,015.50	0.69	3.48	1,000.00	1,021.55	0.69	3.49
Class R	1,000.00	1,011.00	1.28	6.44	1,000.00	1,018.60	1.28	6.46
Class R6	1,000.00	1,014.40	0.63	3.17	1,000.00	1,021.85	0.63	3.18
Class W	1,000.00	1,013.60	0.78	3.93	1,000.00	1,021.10	0.78	3.94

Voya Intermediate Bond Fund
Class A	$1,000.00	$948.80	0.73%	$3.56	$1,000.00	$1,021.35	0.73%	$3.69
Class C	1,000.00	967.10	1.48	7.28	1,000.00	1,017.60	1.48	7.47
Class I	1,000.00	973.70	0.36	1.78	1,000.00	1,023.20	0.36	1.82
Class R	1,000.00	968.50	0.98	4.82	1,000.00	1,020.10	0.98	4.95
Class R6	1,000.00	977.60	0.30	1.48	1,000.00	1,023.50	0.30	1.52
Class W	1,000.00	974.30	0.48	2.37	1,000.00	1,022.60	0.48	2.43

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	April 1,	September 30,	Expense	September 30,	April 1,	September 30,	Expense	September 30,
	2023	2023	Ratio	2023*	2023	2023	Ratio	2023*

Voya Short Duration High Income Fund
Class A	$1,000.00	$1,047.20	0.85%	$4.35	$1,000.00	$1,020.75	0.85%	$4.29
Class C^	1,000.00	1,040.50	1.60	7.27	1,000.00	1,017.00	1.60	8.07
Class I	1,000.00	1,048.60	0.60	3.07	1,000.00	1,022.00	0.60	3.03
Class R6	1,000.00	1,048.50	0.60	3.07	1,000.00	1,022.00	0.60	3.03

Voya Short Term Bond Fund
Class A	$1,000.00	$1,006.00	0.63%	$3.16	$1,000.00	$1,021.85	0.63%	$3.18
Class C	1,000.00	1,002.20	1.38	6.91	1,000.00	1,018.10	1.38	6.96
Class I	1,000.00	1,007.40	0.35	1.76	1,000.00	1,023.25	0.35	1.77
Class R	1,000.00	1,003.70	0.88	4.41	1,000.00	1,020.60	0.88	4.45
Class R6	1,000.00	1,007.60	0.30	1.51	1,000.00	1,023.50	0.30	1.52
Class W	1,000.00	1,007.30	0.38	1.91	1,000.00	1,023.10	0.38	1.92

Voya Strategic Income Opportunities Fund
Class A	$1,000.00	$1,014.70	0.85%	$4.28	$1,000.00	$1,020.75	0.85%	$4.29
Class C	1,000.00	1,011.90	1.60	8.05	1,000.00	1,017.00	1.60	8.07
Class I	1,000.00	1,017.10	0.62	3.13	1,000.00	1,021.90	0.62	3.13
Class R	1,000.00	1,014.50	1.10	5.54	1,000.00	1,019.50	1.10	5.55
Class R6	1,000.00	1,017.40	0.55	2.77	1,000.00	1,022.25	0.55	2.78
Class W	1,000.00	1,017.10	0.60	3.03	1,000.00	1,022.00	0.60	3.03

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.
^	Commencement of operations was April 20, 2023. Expenses paid for the actual Fund’s return reflect the 163 day period ended September 30, 2023.

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,582,132,071	$467,138,623	$7,794,556,798
Short-term investments at fair value†	41,068,945	37,149,419	799,698,740
Cash	—	1,005,952	4,123,315
Cash collateral for futures contracts	4,201,770	—	10,258,053
Cash pledged for centrally cleared swaps (Note 2)	—	—	23,450,000
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	19,920,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	10,166,000	—	11,166,000
Receivables:
Investment securities sold	1,447,686	2,355,121	199,161,765
Investment securities sold on a delayed-delivery or when-issued basis	116,861,265	—	—
Fund shares sold	4,903,810	3,195,120	26,081,245
Dividends	—	3,596	10,247
Interest	4,529,768	8,486,109	52,699,942
Foreign tax reclaims	—	—	61,980
Variation margin on futures contracts	—	—	377,538
Unrealized appreciation on forward premium swaptions	—	—	5,775,192
Prepaid expenses	86,390	56,939	172,122
Reimbursement due from Investment Adviser	20,214	—	—
Other assets	41,056	18,022	168,799
Total assets	1,765,458,975	519,408,901	8,947,681,736
LIABILITIES:
Income distribution payable	3,906,577	2,852,491	3,739,678
Payable for investment securities purchased	9,927,105	4,641,951	471,756,648
Payable for investment securities purchased on a delayed-delivery or when-issued basis	509,249,657	—	516,224,369
Payable for fund shares redeemed	1,870,391	462,883	11,174,247
Payable upon receipt of securities loaned	—	24,778,404	239,112,408
Unrealized depreciation on forward foreign currency contracts	—	—	6,401
Unrealized depreciation on forward premium swaptions	—	—	8,397,160
Variation margin payable on centrally cleared swaps	—	—	93,233
Variation margin payable on futures contracts	398,189	—	—
Payable for investment management fees	443,861	228,434	1,720,387
Payable for distribution and shareholder service fees	82,852	12,532	92,848
Payable to custodian due to bank overdraft	506,846	—	—
Payable to trustees under the deferred compensation plan (Note 6)	41,056	18,022	168,799
Payable for trustee fees	3,304	1,166	19,280
Other accrued expenses and liabilities	476,021	238,397	3,104,107
Written options, at fair value^	—	—	18,450,221
Total liabilities	526,905,859	33,234,280	1,274,059,786
NET ASSETS	$1,238,553,116	$486,174,621	$7,673,621,950

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)(CONTINUED)

		Voya GNMA	Voya High Yield	Voya Intermediate
		Income Fund	Bond Fund	Bond Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,514,759,853	$557,516,373	$9,501,899,529
Total distributable loss		(276,206,737)	(71,341,752)	(1,828,277,579)
NET ASSETS		$1,238,553,116	$486,174,621	$7,673,621,950

+	Including securities loaned at value	$—	$24,077,990	$233,699,933
*	Cost of investments in securities	$1,755,221,332	$503,715,330	$8,594,926,992
†	Cost of short-term investments	$41,061,697	$37,152,769	$799,840,623
‡	Cost of foreign currencies	$—	$—	$—
^	Premiums received on written options	$—	$—	$9,059,311

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)(CONTINUED)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Class A
Net assets	$338,950,845	$35,436,949	$212,606,814
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	48,257,368	5,360,126	26,117,140
Net asset value and redemption price per share†	$7.02	$6.61	$8.14
Maximum offering price per share (2.50%)(1)	$7.20	$6.78	$8.35
Class C
Net assets	$13,541,181	$6,129,002	$7,265,573
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,937,762	927,937	873,994
Net asset value and redemption price per share†	$6.99	$6.60	$8.31
Class I
Net assets	$802,950,596	$190,745,601	$5,019,631,539
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	114,108,282	28,919,056	601,550,175
Net asset value and redemption price per share	$7.04	$6.60	$8.34
Class R
Net assets	n/a	$265,523	$101,400,475
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	40,165	12,169,353
Net asset value and redemption price per share	n/a	$6.61	$8.33
Class R6
Net assets	$27,781,444	$206,289,959	$2,274,139,763
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,945,798	31,205,929	271,528,085
Net asset value and redemption price per share	$7.04	$6.61	$8.38
Class W
Net assets	$55,329,050	$47,307,587	$58,577,786
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,851,912	7,146,217	7,022,435
Net asset value and redemption price per share	$7.05	$6.62	$8.34

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)

	Voya Short
	Duration		Voya Strategic
	High Income	Voya Short Term	Income
	Fund	Bond Fund	Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$33,259,971	$555,009,451	$1,497,628,544
Short-term investments at fair value†	1,021,251	44,185,386	127,220,401
Cash	—	40,935	561,189
Cash collateral for futures contracts	—	1,112,358	6,584,451
Cash pledged for centrally cleared swaps (Note 2)	—	—	5,096,846
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	10,510,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	—	873,000
Foreign currencies at value‡	—	—	5,696,386
Receivables:
Investment securities sold	505,258	24,554,481	2,037,702
Fund shares sold	234,619	2,214,033	1,567,207
Dividends	5,236	4,324	45,970
Interest	730,216	3,975,260	13,804,906
Variation margin on futures contracts	—	43,130	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,665,655
Unrealized appreciation on forward premium swaptions	—	—	2,279,411
Prepaid expenses	21,594	47,090	119,074
Prepaid offering expense	35,517	—	—
Reimbursement due from Investment Adviser	59,648	755	—
Other assets	26	5,198	28,488
Total assets	35,873,336	631,192,401	1,675,719,230
LIABILITIES:
Income distribution payable	224,061	2,126,112	624,195
Payable for investment securities purchased	500,000	59,316,148	16,898,601
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	72,651,785
Payable for fund shares redeemed	6,448	1,158,874	4,464,127
Payable upon receipt of securities loaned	—	3,743,901	16,916,732
Unrealized depreciation on forward foreign currency contracts	—	—	1,528,359
Unrealized depreciation on forward premium swaptions	—	—	3,429,179
Variation margin payable on centrally cleared swaps	—	—	12,685
Variation margin payable on futures contracts	—	—	220,104
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	—	1,467
Cash received as collateral for OTC derivatives (Note 2)	—	—	420,000
Payable for investment management fees	14,064	117,502	619,377
Payable for distribution and shareholder service fees	2,326	1,433	47,000
Payable to trustees under the deferred compensation plan (Note 6)	26	5,198	28,488
Payable for trustee fees	81	1,293	4,084
Other accrued expenses and liabilities	9,605	96,474	606,063
Written options, at fair value^	—	—	11,109,923
Total liabilities	756,611	66,566,935	129,582,169
NET ASSETS	$35,116,725	$564,625,466	$1,546,137,061

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)(CONTINUED)

		Voya Short
		Duration		Voya Strategic
		High Income	Voya Short Term	Income
		Fund	Bond Fund	Opportunities Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$35,172,034	$603,482,763	$1,883,545,982
Total distributable loss		(55,309)	(38,857,297)	(337,408,921)
NET ASSETS		$35,116,725	$564,625,466	$1,546,137,061

+	Including securities loaned at value	$—	$3,647,236	$16,426,239
*	Cost of investments in securities	$33,376,814	$566,115,813	$1,668,845,173
†	Cost of short-term investments	$1,021,251	$44,195,087	$127,246,186
‡	Cost of foreign currencies	$—	$—	$5,851,611
^	Premiums received on written options	$—	$—	$5,450,896

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)(CONTINUED)

	Voya Short
	Duration		Voya Strategic
	High Income	Voya Short Term	Income
	Fund	Bond Fund	Opportunities Fund
Class A
Net assets	$10,962,075	$6,361,673	$62,192,304
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,101,214	693,203	6,994,249
Net asset value and redemption price per share†	$9.95	$9.18	$8.89
Maximum offering price per share (2.50%)(1)	$10.21	$9.42	$9.12
Class C
Net assets	$8,255	$145,050	$34,534,153
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	820	15,788	3,941,886
Net asset value and redemption price per share†	$10.07	$9.19	$8.76
Class I
Net assets	$15,420,145	$34,971,943	$1,381,308,464
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,549,108	3,814,132	155,200,739
Net asset value and redemption price per share	$9.95	$9.17	$8.90
Class R
Net assets	n/a	$28,673	$17,088,509
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	3,112	1,937,427
Net asset value and redemption price per share	n/a	$9.21	$8.82
Class R6
Net assets	$8,726,250	$511,621,719	$34,988,510
Shares authorized	unlimited	unlimited	unlimited
Par value	0.001	$0.001	$0.001
Shares outstanding	876,611	55,733,785	3,941,853
Net asset value and redemption price per share	$9.95	$9.18	$8.88
Class W
Net assets	n/a	$11,496,408	$16,025,121
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	1,248,807	1,806,579
Net asset value and redemption price per share	n/a	$9.21	$8.87

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Dividends	$—	$26,269	$138,489
Interest	26,676,402	16,588,570	169,784,498
Securities lending income, net	—	99,233	620,369
Other	4,376	1,472	25,394
Total investment income	26,680,778	16,715,544	170,568,750
EXPENSES:
Investment management fees	2,941,867	1,423,254	10,414,459
Distribution and shareholder service fees:
Class A	462,865	45,364	288,519
Class C	79,206	32,145	42,570
Class R	—	653	272,671
Transfer agent fees:
Class A	175,948	28,655	205,976
Class C	7,530	5,077	7,598
Class I	350,661	63,308	1,620,684
Class R	—	205	97,331
Class R6	45	508	14,971
Class W	33,519	49,412	54,393
Shareholder reporting expense	40,260	11,895	95,343
Registration fees	67,203	66,506	101,005
Professional fees	33,489	16,653	159,210
Custody and accounting expense	77,775	37,515	474,153
Trustee fees	16,522	5,828	96,401
Miscellaneous expense	31,780	15,054	123,561
Interest expense	520	1,654	306
Total expenses	4,319,190	1,803,686	14,069,151
Waived and reimbursed fees	(114,150)	(116,718)	—
Net expenses	4,205,040	1,686,968	14,069,151
Net investment income	22,475,738	15,028,576	156,499,599
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(17,250,552)	(9,462,879)	(150,175,204)
Forward foreign currency contracts	—	—	20,832
Foreign currency related transactions	—	—	(67,872)
Futures	5,656,659	—	(17,356,454)
Swaps	—	—	(22,156,224)
Written options	—	—	23,622,834
Net realized loss	(11,593,893)	(9,462,879)	(166,112,088)
Net change in unrealized appreciation (depreciation) on:
Investments	(73,570,745)	889,632	(216,427,438)
Forward foreign currency contracts	—	—	47,155
Foreign currency related transactions	—	—	(1,509)
Futures	5,171,119	—	(22,282,222)
Swaps	—	—	6,557,158
Written options	—	—	(11,193,384)
Net change in unrealized appreciation (depreciation)	(68,399,626)	889,632	(243,300,240)
Net realized and unrealized loss	(79,993,519)	(8,573,247)	(409,412,328)
Increase (decrease) in net assets resulting from operations	$(57,517,781)	$6,455,329	$(252,912,729)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)

	Voya Short
	Duration		Voya Strategic
	High Income	Voya Short Term	Income
	Fund	Bond Fund	Opportunities Fund
INVESTMENT INCOME:
Dividends	$24,570	$138,878	$402,421
Interest	1,393,610	11,264,523	49,687,573
Securities lending income, net	2,003	24,580	109,099
Other	80	1,457	5,847
Total investment income	1,420,263	11,429,438	50,204,940
EXPENSES:
Investment management fees	78,352	647,706	4,080,262
Distribution and shareholder service fees:
Class A	13,119	9,048	84,795
Class C	22	727	178,468
Class R	—	63	44,439
Transfer agent fees:
Class A	32	3,010	19,334
Class C	—	60	10,173
Class I	41	12,082	536,116
Class R	—	10	5,066
Class R6	25	560	136
Class W	—	5,046	4,853
Shareholder reporting expense	549	3,111	51,240
Registration fees	13,838	57,872	93,466
Professional fees	55,490	11,163	46,665
Custody and accounting expense	4,941	50,325	108,325
Trustee fees	407	6,465	20,422
Offering expense	49,241	—	—
Miscellaneous expense	1,372	13,651	61,442
Total expenses	217,429	820,899	5,345,202
Waived and reimbursed fees	(106,194)	(16,609)	—
Net expenses	111,235	804,290	5,345,202
Net investment income	1,309,028	10,625,148	44,859,738
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	60,806	(2,494,572)	(41,008,794)
Forward foreign currency contracts	—	—	(6,613,908)
Foreign currency related transactions	—	—	(1,254,829)
Futures	—	(2,499,078)	(331,040)
Swaps	—	—	(12,974,304)
Written options	—	—	15,066,653
Net realized gain (loss)	60,806	(4,993,650)	(47,116,222)
Net change in unrealized appreciation (depreciation) on:
Investments	174,294	(419,675)	17,293,559
Forward foreign currency contracts	—	—	1,083,940
Foreign currency related transactions	—	—	(225,086)
Futures	—	(1,410,049)	17,946,942
Swaps	—	—	1,434,247
Written options	—	—	(6,915,951)
Net change in unrealized appreciation (depreciation)	174,294	(1,829,724)	30,617,651
Net realized and unrealized gain (loss)	235,100	(6,823,374)	(16,498,571)
Increase in net assets resulting from operations	$1,544,128	$3,801,774	$28,361,167

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2023	March 31,	2023	March 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$22,475,738	$30,252,354	$15,028,576	$29,857,928
Net realized loss	(11,593,893)	(32,427,693)	(9,462,879)	(39,906,407)
Net change in unrealized appreciation (depreciation)	(68,399,626)	(60,934,387)	889,632	(23,857,257)
Increase (decrease) in net assets resulting from operations	(57,517,781)	(63,109,726)	6,455,329	(33,905,736)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(6,181,124)	(10,491,150)	(1,097,247)	(2,554,975)
Class C	(205,939)	(368,292)	(170,175)	(467,388)
Class I	(15,138,201)	(21,238,171)	(6,197,323)	(13,144,289)
Class P(1)(2)	—	(13,469)	—	(11,487,958)
Class P3(3)	—	—	—	(64,348)
Class R	—	—	(7,573)	(14,866)
Class R6	(667,165)	(828,986)	(5,445,196)	(3,023,188)
Class W	(1,268,089)	(2,192,176)	(1,956,481)	(4,839,822)
Total distributions	(23,460,518)	(35,132,244)	(14,873,995)	(35,596,834)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	300,443,447	649,321,039	184,026,352	186,065,536
Reinvestment of distributions	13,134,247	28,796,975	11,472,694	33,440,427
	313,577,694	678,118,014	195,499,046	219,505,963
Cost of shares redeemed	(320,669,364)	(714,135,201)	(85,355,121)	(416,193,851)
Net increase (decrease) in net assets resulting from capital share transactions	(7,091,670)	(36,017,187)	110,143,925	(196,687,888)
Net increase (decrease) in net assets	(88,069,969)	(134,259,157)	101,725,259	(266,190,458)

NET ASSETS:
Beginning of year or period	1,326,623,085	1,460,882,242	384,449,362	650,639,820
End of year or period	$1,238,553,116	$1,326,623,085	$486,174,621	$384,449,362

(1)	Class P of Voya High Yield Bond was fully redeemed on close of business February 24, 2023
(2)	Class P of Voya GNMA Income Bond was fully redeemed on close of business March 24, 2023
(3)	Class P3 of Voya High Yield Bond was fully redeemed on close of business February 22, 2023

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Short Duration
	Voya Intermediate Bond Fund		High Income Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	February 9, 2023
	2023	March 31,	2023	to March 31,
	(Unaudited)	2023	(Unaudited)	2023(1)
FROM OPERATIONS:
Net investment income	$156,499,599	$267,022,346	$1,309,028	$257,841
Net realized gain (loss)	(166,112,088)	(683,303,625)	60,806	1,108
Net change in unrealized appreciation (depreciation)	(243,300,240)	(132,595,254)	174,294	(291,137)
Increase (decrease) in net assets resulting from operations	(252,912,729)	(548,876,533)	1,544,128	(32,188)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,248,787)	(8,237,422)	(412,358)	(83,538)
Class C	(124,322)	(245,934)	(155)	—
Class I	(101,317,132)	(165,463,655)	(551,788)	(88,802)
Class P3(2)	—	(2,228,466)	—	—
Class R	(1,870,345)	(3,178,526)	—	—
Class R6	(47,197,169)	(74,737,088)	(344,986)	(85,623)
Class W	(1,198,446)	(2,588,610)	—	—
Total distributions	(155,956,201)	(256,679,701)	(1,309,287)	(257,963)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,128,776,162	3,059,416,633	8,386,466	25,763,674
Reinvestment of distributions	137,216,181	225,244,907	864,474	257,662
	1,265,992,343	3,284,661,540	9,250,940	26,021,336
Cost of shares redeemed	(857,271,288)	(4,234,385,573)	(100,241)	—
Net increase (decrease) in net assets resulting from capital share transactions	408,721,055	(949,724,033)	9,150,699	26,021,336
Net increase (decrease) in net assets	(147,875)	(1,755,280,267)	9,385,540	25,731,185

NET ASSETS:
Beginning of year or period	7,673,769,825	9,429,050,092	25,731,185	—
End of year or period	$7,673,621,950	$7,673,769,825	$35,116,725	$25,731,185

(1)	Commencement of operations.
(2)	Class P3 of Voya Intermediate Bond Fund was fully redeemed on close of business March 30, 2023

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Strategic
	Voya Short Term Bond Fund		Income Opportunities Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2023	March 31,	2023	March 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$10,625,148	$10,653,221	$44,859,738	$84,305,716
Net realized loss	(4,993,650)	(16,755,431)	(47,116,222)	(52,095,846)
Net change in unrealized appreciation (depreciation)	(1,829,724)	2,890,194	30,617,651	(104,208,664)
Increase (decrease) in net assets resulting from operations	3,801,774	(3,212,016)	28,361,167	(71,998,794)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(128,219)	(294,688)	(1,675,244)	(3,067,098)
Class C	(2,055)	(3,065)	(748,066)	(1,177,474)
Class I	(632,734)	(793,011)	(37,544,679)	(67,551,126)
Class P(1)	—	—	—	(54)
Class P2(2)	—	(296,816)	—	—
Class P3(2)	—	(136,892)	—	—
Class R	(422)	(387)	(416,840)	(622,070)
Class R6	(9,183,963)	(8,453,611)	(1,047,031)	(6,248,389)
Class W	(231,795)	(369,048)	(441,203)	(916,333)
Total distributions	(10,179,188)	(10,347,518)	(41,873,063)	(79,582,544)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	239,981,029	185,484,275	234,458,093	654,401,823
Reinvestment of distributions	8,033,635	10,302,316	37,699,338	72,052,949
	248,014,664	195,786,591	272,157,431	726,454,772
Cost of shares redeemed	(68,345,310)	(263,424,042)	(572,011,300)	(1,182,478,619)
Net increase (decrease) in net assets resulting from capital share transactions	179,669,354	(67,637,451)	(299,853,869)	(456,023,847)
Net increase (decrease) in net assets	173,291,940	(81,196,985)	(313,365,765)	(607,605,185)

NET ASSETS:
Beginning of year or period	391,333,526	472,530,511	1,859,502,826	2,467,108,011
End of year or period	$564,625,466	$391,333,526	$1,546,137,061	$1,859,502,826

(1)	Class P of Voya Strategic Income Opportunities Fund was fully redeemed on close of business September 8, 2022.
(2)	Class P2 and Class P3 of Voya Short Term Bond Fund were fully redeemed on close of business November 29, 2022 and November 3, 2022, respectively.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																Supplemental
		operations				Less Distributions								Ratios to average net assets				Data

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya GNMA Income Fund
Class A
09-30-23+	7.47	0.12	•	(0.45)	(0.33)	0.12	—		—	0.12	—	7.02	(4.44)	0.83	0.83	0.83	3.20	338,951	239
03-31-23	8.03	0.16	•	(0.53)	(0.37)	0.19	—		—	0.19	—	7.47	(4.53)	0.83	0.84	0.84	2.17	389,829	353
03-31-22	8.50	0.04	•	(0.40)	(0.36)	0.10	—		0.01	0.11	—	8.03	(4.36)	0.84	0.84	0.84	0.45	464,615	539
03-31-21	8.58	0.07	•	0.02	0.09	0.14	—		0.03	0.17	—	8.50	1.08	0.85	0.84	0.84	0.82	591,762	419
03-31-20	8.36	0.18	•	0.27	0.45	0.23	—		—	0.23	—	8.58	5.43	0.93	0.92	0.92	2.12	493,737	421
03-31-19	8.25	0.18	•	0.13	0.31	0.20	—		—	0.20	—	8.36	3.85	0.97	0.95	0.95	2.25	394,763	398
Class C
09-30-23+	7.43	0.09	•	(0.44)	(0.35)	0.09	—		—	0.09	—	6.99	(4.69)	1.58	1.58	1.58	2.45	13,541	239
03-31-23	7.99	0.10	•	(0.52)	(0.42)	0.14	—		—	0.14	—	7.43	(5.28)	1.58	1.59	1.59	1.39	17,679	353
03-31-22	8.46	(0.03	)•	(0.40)	(0.43)	0.03	—		0.01	0.04	—	7.99	(5.10)	1.59	1.59	1.59	(0.32)	26,837	539
03-31-21	8.53	0.01	•	0.03	0.04	0.08	—		0.03	0.11	—	8.46	0.44	1.60	1.59	1.59	0.09	48,911	419
03-31-20	8.31	0.12	•	0.26	0.38	0.16	—		—	0.16	—	8.53	4.66	1.68	1.67	1.67	1.37	47,577	421
03-31-19	8.21	0.12		0.12	0.24	0.14	—		—	0.14	—	8.31	2.96	1.72	1.70	1.70	1.49	62,769	398
Class I
09-30-23+	7.49	0.13	•	(0.45)	(0.32)	0.13	—		—	0.13	—	7.04	(4.27)	0.57	0.54	0.54	3.50	802,951	239
03-31-23	8.04	0.19		(0.52)	(0.33)	0.22	—		—	0.22	—	7.49	(4.11)	0.56	0.54	0.54	2.48	822,846	353
03-31-22	8.52	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.04	(4.18)	0.56	0.54	0.54	0.74	834,623	539
03-31-21	8.59	0.09	•	0.04	0.13	0.17	—		0.03	0.20	—	8.52	1.50	0.57	0.54	0.54	1.10	968,367	419
03-31-20	8.37	0.21	•	0.26	0.47	0.25	—		—	0.25	—	8.59	5.75	0.67	0.62	0.62	2.42	604,194	421
03-31-19	8.26	0.21		0.13	0.34	0.23	—		—	0.23	—	8.37	4.16	0.71	0.65	0.65	2.55	387,607	398
Class R6
09-30-23+	7.49	0.13	•	(0.44)	(0.31)	0.14	—		—	0.14	—	7.04	(4.24)	0.49	0.49	0.49	3.54	27,781	239
03-31-23	8.05	0.19		(0.53)	(0.34)	0.22	—		—	0.22	—	7.49	(4.21)	0.49	0.49	0.49	2.57	29,707	353
03-31-22	8.52	0.07	•	(0.41)	(0.34)	0.12	—		0.01	0.13	—	8.05	(4.06)	0.48	0.48	0.48	0.81	23,951	539
07-31-20(4)- 03-31-21	8.58	0.04	•	0.02	0.06	0.09	—		0.03	0.11	—	8.52	0.64	0.48	0.48	0.48	0.62	41,739	419
Class W
09-30-23+	7.50	0.13	•	(0.45)	(0.32)	0.13	—		—	0.13	—	7.05	(4.28)	0.58	0.58	0.58	3.44	55,329	239
03-31-23	8.05	0.18	•	(0.52)	(0.34)	0.21	—		—	0.21	—	7.50	(4.15)	0.58	0.59	0.59	2.36	66,562	353
03-31-22	8.53	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.05	(4.22)	0.59	0.59	0.59	0.70	110,824	539
03-31-21	8.60	0.09	•	0.04	0.13	0.17	—		0.03	0.20	—	8.53	1.45	0.60	0.59	0.59	1.02	179,530	419
03-31-20	8.38	0.20	•	0.27	0.47	0.25	—		—	0.25	—	8.60	5.69	0.68	0.67	0.67	2.38	155,915	421
03-31-19	8.27	0.20	•	0.13	0.33	0.22	—		—	0.22	—	8.38	4.11	0.72	0.70	0.70	2.47	91,383	398
Voya High Yield Bond Fund
Class A
09-30-23+	6.73	0.21	•	(0.13)	0.08	0.20	—		—	0.20	—	6.61	1.23	1.08	1.03	1.03	6.11	35,437	28
03-31-23	7.58	0.37	•	(0.77)	(0.40)	0.36	0.09		—	0.45	—	6.73	(5.07)	1.08	1.07	1.07	5.46	38,546	70
03-31-22	7.99	0.36	•	(0.40)	(0.04)	0.37	0.00	*	—	0.37	—	7.58	(0.62)	1.04	1.04	1.04	4.55	45,842	63
03-31-21	7.02	0.38		0.99	1.37	0.38	—		0.02	0.40	—	7.99	19.76	1.04	1.04	1.04	4.86	49,805	78
03-31-20	7.86	0.39		(0.81)	(0.42)	0.42	—		—	0.42	—	7.02	(5.76)	1.10	1.10	1.10	4.97	44,060	57
03-31-19	7.89	0.43		(0.05)	0.38	0.41	—		—	0.41	—	7.86	5.03	1.10	1.10	1.10	5.49	60,390	33
Class C
09-30-23+	6.72	0.18	•	(0.12)	0.06	0.18	—		—	0.18	—	6.60	0.85	1.83	1.78	1.78	5.36	6,129	28
03-31-23	7.58	0.32	•	(0.77)	(0.45)	0.32	0.09		—	0.41	—	6.72	(5.87)	1.83	1.82	1.82	4.69	6,562	70
03-31-22	7.99	0.30	•	(0.40)	(0.10)	0.31	0.00	*	—	0.31	—	7.58	(1.37)	1.79	1.79	1.79	3.80	9,496	63
03-31-21	7.02	0.32	•	0.99	1.31	0.32	—		0.02	0.34	—	7.99	18.88	1.79	1.79	1.79	4.12	10,150	78
03-31-20	7.86	0.34	•	(0.82)	(0.48)	0.36	—		—	0.36	—	7.02	(6.47)	1.85	1.85	1.85	4.23	11,215	57

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss)
		from investment																Supplemental
		operations				Less Distributions								Ratios to average net assets				Data

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya High Yield Bond Fund (continued)
Class C (continued)
03-31-19	7.89	0.37		(0.05)	0.32	0.35	—		—	0.35	—	7.86	4.24	1.85	1.85	1.85	4.77	15,945	33
Class I
09-30-23+	6.71	0.22	•	(0.12)	0.10	0.21	—		—	0.21	—	6.60	1.55	0.74	0.69	0.69	6.45	190,746	28
03-31-23	7.57	0.40	•	(0.78)	(0.38)	0.39	0.09		—	0.48	—	6.71	(4.83)	0.73	0.72	0.72	5.82	188,736	70
03-31-22	7.98	0.39	•	(0.40)	(0.01)	0.40	0.00	*	—	0.40	—	7.57	(0.28)	0.69	0.69	0.69	4.90	193,357	63
03-31-21	7.01	0.40	•	0.99	1.39	0.40	—		0.02	0.42	—	7.98	20.19	0.69	0.69	0.69	5.18	171,058	78
03-31-20	7.85	0.42	•	(0.81)	(0.39)	0.45	—		—	0.45	—	7.01	(5.45)	0.75	0.75	0.75	5.32	68,214	57
03-31-19	7.88	0.47		(0.06)	0.41	0.44	—		—	0.44	—	7.85	5.39	0.75	0.75	0.75	5.82	81,121	33
Class R
09-30-23+	6.73	0.20	•	(0.13)	0.07	0.19	—		—	0.19	—	6.61	1.10	1.33	1.28	1.28	5.87	266	28
03-31-23	7.59	0.36	•	(0.78)	(0.42)	0.35	0.09		—	0.44	—	6.73	(5.38)	1.33	1.32	1.32	5.26	256	70
03-31-22	8.00	0.34	•	(0.40)	(0.06)	0.35	0.00	*	—	0.35	—	7.59	(0.87)	1.29	1.29	1.29	4.29	182	63
03-31-21	7.03	0.36	•	0.99	1.35	0.36	—		0.02	0.38	—	8.00	19.44	1.29	1.29	1.29	4.61	547	78
03-31-20	7.87	0.37	•	(0.81)	(0.44)	0.40	—		—	0.40	—	7.03	(5.99)	1.35	1.35	1.35	4.72	684	57
03-31-19	7.90	0.41		(0.05)	0.36	0.39	—		—	0.39	—	7.87	4.76	1.35	1.35	1.35	5.25	1,185	33
Class R6
09-30-23+	6.73	0.22	•	(0.12)	0.10	0.22	—		—	0.22	—	6.61	1.44	0.68	0.63	0.63	6.60	206,290	28
03-31-23	7.59	0.40	•	(0.77)	(0.37)	0.40	0.09		—	0.49	—	6.73	(4.74)	0.67	0.66	0.66	5.94	93,175	70
03-31-22	8.00	0.40	•	(0.41)	(0.01)	0.40	0.00	*	—	0.40	—	7.59	(0.21)	0.63	0.63	0.63	4.91	44,338	63
03-31-21	7.02	0.41	•	1.00	1.41	0.41	—		0.02	0.43	—	8.00	20.39	0.63	0.63	0.63	5.26	242,749	78
03-31-20	7.87	0.43	•	(0.82)	(0.39)	0.46	—		—	0.46	—	7.02	(5.49)	0.69	0.69	0.69	5.44	125,036	57
03-31-19	7.89	0.45	•	(0.03)	0.42	0.44	—		—	0.44	—	7.87	5.52	0.69	0.69	0.69	5.72	10,002	33
Class W
09-30-23+	6.74	0.21	•	(0.12)	0.09	0.21	—		—	0.21	—	6.62	1.36	0.83	0.78	0.78	6.32	47,308	28
03-31-23	7.60	0.39	•	(0.77)	(0.38)	0.39	0.09		—	0.48	—	6.74	(4.88)	0.83	0.82	0.82	5.70	57,159	70
03-31-22	8.00	0.38	•	(0.39)	(0.01)	0.39	0.00	*	—	0.39	—	7.60	(0.24)	0.79	0.79	0.79	4.79	84,428	63
03-31-21	7.03	0.40	•	0.99	1.39	0.40	—		0.02	0.42	—	8.00	20.03	0.79	0.79	0.79	5.09	145,963	78
03-31-20	7.87	0.41	•	(0.81)	(0.40)	0.44	—		—	0.44	—	7.03	(5.51)	0.85	0.85	0.85	5.22	138,971	57
03-31-19	7.90	0.45	•	(0.05)	0.40	0.43	—		—	0.43	—	7.87	5.29	0.85	0.85	0.85	5.74	98,192	33
Voya Intermediate Bond Fund
Class A
09-30-23+	8.74	0.16	•	(0.60)	(0.44)	0.16	—		—	0.16	—	8.14	(5.12)	0.73	0.73	0.73	3.69	212,607	150
03-31-23	9.55	0.26	•	(0.82)	(0.56)	0.25	—		—	0.25	—	8.74	(5.82)	0.72	0.72	0.72	2.93	245,387	247
03-31-22	10.25	0.20	•	(0.66)	(0.46)	0.22	—		0.02	0.24	—	9.55	(4.70)	0.69	0.69	0.69	1.97	364,121	222
03-31-21	10.11	0.25	•	0.38	0.63	0.29	0.17		0.03	0.49	—	10.25	6.12	0.70	0.70	0.70	2.35	459,960	159
03-31-20	10.02	0.30		0.13	0.43	0.33	0.01		—	0.34	—	10.11	4.29	0.69	0.69	0.69	2.88	451,338	253
03-31-19	9.90	0.30		0.11	0.41	0.29	—		—	0.29	—	10.02	4.28	0.70	0.70	0.70	3.06	431,210	329
Class C
09-30-23+	8.72	0.13	•	(0.41)	(0.28)	0.13	—		—	0.13	—	8.31	(3.29)	1.48	1.48	1.48	2.93	7,266	150
03-31-23	9.53	0.19	•	(0.81)	(0.62)	0.19	—		—	0.19	—	8.72	(6.54)	1.47	1.47	1.47	2.17	9,687	247
03-31-22	10.23	0.12	•	(0.66)	(0.54)	0.14	—		0.02	0.16	—	9.53	(5.43)	1.44	1.44	1.44	1.22	15,564	222
03-31-21	10.09	0.17	•	0.38	0.55	0.21	0.17		0.03	0.41	—	10.53	5.34	1.45	1.45	1.45	1.62	22,702	159
03-31-20	10.01	0.21		0.14	0.35	0.26	0.01		—	0.27	—	10.90	3.41	1.44	1.44	1.44	2.06	25,556	253
03-31-19	9.89	0.23		0.11	0.34	0.22	—		—	0.22	—	10.01	3.51	1.45	1.45	1.45	2.31	28,657	329
Class I
09-30-23+	8.74	0.17	•	(0.40)	(0.23)	0.17	—		—	0.17	—	8.34	(2.63)	0.36	0.36	0.36	4.06	5,019,632	150
03-31-23	9.55	0.29	•	(0.82)	(0.53)	0.28	—		—	0.28	—	8.74	(5.51)	0.36	0.36	0.36	3.29	4,938,036	247
03-31-22	10.25	0.24	•	(0.67)	(0.43)	0.25	—		0.02	0.27	—	9.55	(4.39)	0.35	0.35	0.35	2.32	6,092,396	222
03-31-21	10.10	0.29	•	0.38	0.67	0.32	0.17		0.03	0.52	—	10.25	6.57	0.34	0.34	0.34	2.70	6,175,479	159

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss)
		from investment															Supplemental
		operations				Less Distributions							Ratios to average net assets				Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	($000’s)	(%)

Voya Intermediate Bond Fund (continued)
Class I (continued)
03-31-20	10.02	0.32		0.14	0.46	0.37	0.01	—	0.38	—	10.10	4.53	0.36	0.36	0.36	3.13	4,988,317	253
03-31-19	9.90	0.33		0.12	0.45	0.33	—	—	0.33	—	10.02	4.63	0.36	0.36	0.36	3.41	4,142,382	329
Class R
09-30-23+	8.75	0.15	•	(0.42)	(0.27)	0.15	—	—	0.15	—	8.33	(3.15)	0.98	0.98	0.98	3.44	101,400	150
03-31-23	9.56	0.24	•	(0.82)	(0.58)	0.23	—	—	0.23	—	8.75	(6.04)	0.97	0.97	0.97	2.70	115,639	247
03-31-22	10.26	0.18	•	(0.67)	(0.49)	0.19	—	0.02	0.21	—	9.56	(4.93)	0.94	0.94	0.94	1.72	143,085	222
03-31-21	10.12	0.22	•	0.38	0.60	0.26	0.17	0.03	0.46	—	10.26	5.86	0.95	0.95	0.95	2.11	175,289	159
03-31-20	10.03	0.26		0.15	0.41	0.31	0.01	—	0.32	—	10.12	4.03	0.94	0.94	0.94	2.56	186,915	253
03-31-19	9.92	0.28		0.10	0.38	0.27	—	—	0.27	—	10.03	3.92	0.95	0.95	0.95	2.81	170,236	329
Class R6
09-30-23+	8.75	0.18	•	(0.37)	(0.19)	0.18	—	—	0.18	—	8.38	(2.24)	0.30	0.30	0.30	4.12	2,274,140	150
03-31-23	9.56	0.30	•	(0.83)	(0.53)	0.28	—	—	0.28	—	8.75	(5.46)	0.30	0.30	0.30	3.37	2,302,998	247
03-31-22	10.25	0.24	•	(0.66)	(0.42)	0.25	—	0.02	0.27	—	9.56	(4.25)	0.29	0.29	0.29	2.37	2,563,038	222
03-31-21	10.11	0.29	•	0.38	0.67	0.33	0.17	0.03	0.53	—	10.25	6.50	0.30	0.30	0.30	2.74	2,861,963	159
03-31-20	10.02	0.33		0.14	0.47	0.37	0.01	—	0.38	—	10.11	4.67	0.30	0.30	0.30	3.19	2,306,857	253
03-31-19	9.90	0.34		0.11	0.45	0.33	—	—	0.33	—	10.02	4.65	0.31	0.31	0.31	3.46	1,851,627	329
Class W
09-30-23+	8.73	0.17	•	(0.39)	(0.22)	0.17	—	—	0.17	—	8.34	(2.57)	0.48	0.48	0.48	3.94	58,578	150
03-31-23	9.54	0.28	•	(0.82)	(0.54)	0.27	—	—	0.27	—	8.73	(5.59)	0.47	0.47	0.47	3.11	62,837	247
03-31-22	10.24	0.23	•	(0.67)	(0.44)	0.24	—	0.02	0.26	—	9.54	(4.47)	0.44	0.44	0.44	2.22	174,769	222
03-31-21	10.10	0.27	•	0.38	0.65	0.31	0.17	0.03	0.51	—	10.24	6.39	0.45	0.45	0.45	2.59	268,634	159
03-31-20	10.01	0.32		0.14	0.46	0.36	0.01	—	0.37	—	10.10	4.56	0.44	0.44	0.44	3.05	249,060	253
03-31-19	9.89	0.32	•	0.12	0.44	0.32	—	—	0.32	—	10.01	4.55	0.45	0.45	0.45	3.25	174,570	329
Voya Short Duration High Income Fund
Class A
09-30-23+	9.88	0.39	•	0.07	0.46	0.39	—	—	0.39	—	9.95	4.72	1.50	0.85	0.85	7.86	10,962	38
02-09-23-
03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.21)	1.22	0.85	0.85	7.35	8,605	1
Class C
04-20-23-
09-30-23+	10.00	0.33	•	0.06	0.39	0.32	—	—	0.32	—	10.07	4.05	2.25	1.60	1.60	7.13	8	38
Class I
09-30-23+	9.88	0.40	•	0.07	0.47	0.40	—	—	0.40	—	9.95	4.86	1.25	0.60	0.60	8.12	15,420	38
02-09-23-
03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.61	8,805	1
Class R6
09-30-23+	9.88	0.40	•	0.07	0.47	0.40	—	—	0.40	—	9.95	4.85	1.25	0.60	0.60	8.10	8,726	38
02-09-23-
03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.59	8,321	1
Voya Short Term Bond Fund
Class A
09-30-23+	9.29	0.17	•	(0.11)	0.06	0.17	—	—	0.17	—	9.18	0.60	0.64	0.63	0.63	3.71	6,362	203
03-31-23	9.58	0.21	•	(0.29)	(0.08)	0.21	—	—	0.21	—	9.29	(0.83)	0.64	0.62	0.62	2.26	9,054	225
03-31-22	9.98	0.09	•	(0.36)	(0.27)	0.10	—	0.03	0.13	—	9.58	(2.81)	0.64	0.63	0.63	0.93	15,351	250
03-31-21	9.55	0.16	•	0.46	0.62	0.17	—	0.02	0.19	—	9.98	6.48	0.68	0.60	0.60	1.62	19,499	145
03-31-20	9.77	0.22	•	(0.23)	(0.01)	0.21	—	—	0.21	—	9.55	(0.14)	0.72	0.65	0.65	2.19	6,907	192
03-31-19	9.72	0.21	•	0.06	0.27	0.22	—	—	0.22	—	9.77	2.85	0.93	0.77	0.77	2.14	14,247	137
Class C
09-30-23+	9.30	0.14	•	(0.12)	0.02	0.13	—	—	0.13	—	9.19	0.22	1.39	1.38	1.38	3.00	145	203

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss)
		from investment															Supplemental
		operations				Less Distributions							Ratios to average net assets				Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Short Term Bond Fund (continued)
Class C (continued)
03-31-23	9.58	0.13	•	(0.27)	(0.14)	0.14	—	—	0.14	—	9.30	(1.47)	1.39	1.37	1.37	1.34	149	225
03-31-22	9.98	0.02	•	(0.37)	(0.35)	0.02	—	0.03	0.05	—	9.58	(3.54)	1.39	1.38	1.38	0.18	442	250
03-31-21	9.55	0.09	•	0.45	0.54	0.09	—	0.02	0.11	—	9.98	5.69	1.43	1.35	1.35	0.89	548	145
03-31-20	9.76	0.14	•	(0.21)	(0.07)	0.14	—	—	0.14	—	9.55	(0.78)	1.47	1.40	1.40	1.41	335	192
03-31-19	9.72	0.12		0.07	0.19	0.15	—	—	0.15	—	9.76	1.97	1.68	1.52	1.52	1.38	1,038	137
Class I
09-30-23+	9.28	0.19	•	(0.12)	0.07	0.18	—	—	0.18	—	9.17	0.74	0.38	0.35	0.35	4.05	34,972	203
03-31-23	9.57	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.28	(0.54)	0.40	0.35	0.35	2.67	31,011	225
03-31-22	9.97	0.12	•	(0.36)	0.24	0.13	—	0.03	0.16	—	9.57	(2.52)	0.40	0.35	0.35	1.19	31,691	250
03-31-21	9.54	0.19	•	0.46	0.65	0.20	—	0.02	0.22	—	9.97	6.81	0.48	0.35	0.35	1.91	16,762	145
03-31-20	9.76	0.24	•	(0.22)	0.02	0.24	—	—	0.24	—	9.54	0.16	0.57	0.40	0.40	2.43	11,925	192
03-31-19	9.71	0.23		0.07	0.30	0.25	—	—	0.25	—	9.76	3.15	0.78	0.50	0.50	2.37	9,283	137
Class R
09-30-23+	9.33	0.16	•	(0.13)	0.03	0.15	—	—	0.15	—	9.21	0.37	0.89	0.88	0.88	3.52	29	203
03-31-23	9.61	0.20	•	(0.29)	(0.09)	0.19	—	—	0.19	—	9.33	(0.96)	0.89	0.87	0.87	2.14	23	225
03-31-22	10.01	0.07	•	(0.37)	(0.30)	0.07	—	0.03	0.10	—	9.61	(3.04)	0.89	0.88	0.88	0.66	17	250
03-31-21	9.57	0.14	•	0.46	0.60	0.14	—	0.02	0.16	—	10.01	6.32	0.93	0.85	0.85	1.39	8	145
03-31-20	9.77	0.19	•	(0.20)	(0.01)	0.19	—	—	0.19	—	9.57	(0.18)	0.97	0.90	0.90	1.93	3	192
03-31-19	9.72	0.18		0.07	0.25	0.20	—	—	0.20	—	9.77	2.60	1.18	1.02	1.02	1.85	3	137
Class R6
09-30-23+	9.29	0.19	•	(0.12)	0.07	0.18	—	—	0.18	—	9.18	0.76	0.31	0.30	0.30	4.12	511,622	203
03-31-23	9.58	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.29	(0.50)	0.32	0.30	0.30	2.63	338,437	225
03-31-22	9.98	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.58	(2.49)	0.31	0.30	0.30	1.18	372,853	250
03-31-21	9.55	0.20	•	0.45	0.65	0.20	—	0.02	0.22	—	9.98	6.83	0.38	0.30	0.30	2.01	51,298	145
03-31-20	9.76	0.24	•	(0.21)	0.03	0.24	—	—	0.24	—	9.55	0.29	0.42	0.35	0.35	2.47	98,380	192
03-31-19	9.72	0.23		0.06	0.29	0.25	—	—	0.25	—	9.76	3.08	0.63	0.47	0.47	2.40	86,628	137
Class W
09-30-23+	9.32	0.18	•	(0.11)	0.07	0.18	—	—	0.18	—	9.21	0.73	0.39	0.38	0.38	3.99	11,496	203
03-31-23	9.60	0.23	•	(0.28)	(0.05)	0.23	—	—	0.23	—	9.32	(0.47)	0.39	0.37	0.37	2.47	12,660	225
03-31-22	10.01	0.12	•	(0.38)	(0.26)	0.12	—	0.03	0.15	—	9.60	(2.65)	0.39	0.38	0.38	1.18	19,721	250
03-31-21	9.57	0.18	•	0.47	0.65	0.19	—	0.02	0.21	—	10.01	6.84	0.43	0.35	0.35	1.85	21,981	145
03-31-20	9.79	0.24	•	(0.22)	0.02	0.24	—	—	0.24	—	9.57	0.12	0.47	0.40	0.40	2.41	97	192
03-31-19	9.72	0.22		0.10	0.32	0.25	—	—	0.25	—	9.79	3.31	0.68	0.52	0.52	2.38	523	137
Voya Strategic Income Opportunities Fund
Class A
09-30-23+	8.98	0.24	•	(0.11)	0.13	0.22	—	—	0.22	—	8.89	1.47	0.85	0.85	0.85	5.30	62,192	29
03-31-23	9.59	0.35	•	(0.63)	(0.28)	0.33	—	—	0.33	—	8.98	(2.94)	0.85	0.85	0.85	3.81	72,353	110
03-31-22	10.12	0.28	•	(0.52)	(0.24)	0.23	—	0.06	0.29	—	9.59	(2.47)	0.85	0.85	0.85	2.81	104,975	76
03-31-21	9.12	0.32	•	1.03	1.35	0.30	—	0.05	0.35	—	10.12	14.99	0.88	0.88	0.88	3.26	147,463	45
03-31-20	10.15	0.35	•	(0.97)	(0.62)	0.41	—	—	0.41	—	9.12	(6.48)	0.86	0.86	0.86	3.45	146,080	167
03-31-19	10.16	0.37		0.03	0.40	0.41	—	—	0.41	—	10.15	3.99	0.94	0.94	0.94	3.63	128,224	155
Class C
09-30-23+	8.84	0.20	•	(0.09)	0.11	0.19	—	—	0.19	—	8.76	1.19	1.60	1.60	1.60	4.55	34,534	29
03-31-23	9.45	0.28	•	(0.64)	(0.36)	0.25	—	—	0.25	—	8.84	(3.78)	1.60	1.60	1.60	3.06	36,708	110
03-31-22	9.97	0.20	•	(0.51)	(0.31)	0.15	—	0.06	0.21	—	9.45	(3.18)	1.60	1.60	1.60	2.07	49,839	76
03-31-21	8.98	0.24	•	1.02	1.26	0.22	—	0.05	0.27	—	9.97	14.20	1.63	1.63	1.63	2.51	53,646	45
03-31-20	10.00	0.27	•	(0.96)	(0.69)	0.33	—	—	0.33	—	9.98	(7.24)	1.61	1.61	1.61	2.68	53,333	167
03-31-19	10.00	0.29		0.04	0.33	0.33	—	—	0.33	—	10.00	3.32	1.69	1.69	1.69	2.87	25,999	155

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Continued)

		Income (loss)
		from investment														Supplemental
		operations			Less Distributions							Ratios to average net assets				Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund (continued)
Class I
09-30-23+	8.98	0.25•	(0.10)	0.15	0.23	—	—	0.23	—	8.90	1.71	0.62	0.62	0.62	5.53	1,381,308	29
03-31-23	9.61	0.37•	(0.65)	(0.28)	0.35	—	—	0.35	—	8.98	(2.84)	0.61	0.61	0.61	4.05	1,546,189	110
03-31-22	10.15	0.31•	(0.53)	(0.22)	0.26	—	0.06	0.32	—	9.61	(2.22)	0.62	0.62	0.62	3.06	2,096,038	76
03-31-21	9.15	0.34•	1.04	1.38	0.33	—	0.05	0.38	—	10.15	15.35	0.63	0.63	0.63	3.51	2,029,154	45
03-31-20	10.20	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.15	(6.30)	0.60	0.60	0.60	3.68	2,046,289	167
03-31-19	10.21	0.42	0.02	0.44	0.45	—	—	0.45	—	10.20	4.42	0.61	0.61	0.61	3.99	1,151,236	155
Class R
09-30-23+	8.90	0.22•	(0.09)	0.13	0.21	—	—	0.21	—	8.82	1.45	1.10	1.10	1.10	5.05	17,089	29
03-31-23	9.51	0.33•	(0.64)	(0.31)	0.30	—	—	0.30	—	8.90	(3.25)	1.10	1.10	1.10	3.59	18,607	110
03-31-22	10.04	0.26•	(0.53)	(0.27)	0.20	—	0.06	0.26	—	9.51	(2.76)	1.10	1.10	1.10	2.58	20,854	76
03-31-21	9.04	0.29•	1.03	1.32	0.27	—	0.05	0.32	—	10.04	14.81	1.13	1.13	1.13	3.00	22,403	45
03-31-20	10.07	0.32•	(0.97)	(0.65)	0.38	—	—	0.38	—	9.04	(6.80)	1.11	1.11	1.11	3.20	18,459	167
03-31-19	10.08	0.34	0.03	0.37	0.38	—	—	0.38	—	10.07	3.73	1.19	1.19	1.19	3.37	12,425	155
Class R6
09-30-23+	8.96	0.25•	(0.09)	0.16	0.24	—	—	0.24	—	8.88	1.74	0.55	0.55	0.55	5.45	34,989	29
03-31-23	9.58	0.38•	(0.64)	(0.26)	0.36	—	—	0.36	—	8.96	(2.69)	0.54	0.54	0.54	4.19	167,243	110
03-31-22	10.12	0.31•	(0.52)	(0.21)	0.27	—	0.06	0.33	—	9.58	(2.17)	0.54	0.54	0.54	3.14	159,175	76
03-31-21	9.12	0.35•	1.04	1.39	0.34	—	0.05	0.39	—	10.12	15.46	0.57	0.57	0.57	3.59	154,515	45
03-31-20	10.17	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.12	(6.28)	0.55	0.55	0.55	3.75	229,913	167
03-31-19	10.19	0.39	0.04	0.43	0.45	—	—	0.45	—	10.17	4.36	0.58	0.58	0.58	3.82	47,004	155
Class W
09-30-23+	8.95	0.25•	(0.10)	0.15	0.23	—	—	0.23	—	8.87	1.71	0.60	0.60	0.60	5.55	16,025	29
03-31-23	9.57	0.37•	(0.64)	(0.27)	0.35	—	—	0.35	—	8.95	(2.83)	0.60	0.60	0.60	3.99	18,980	110
03-31-22	10.10	0.31•	(0.53)	0.22	0.25	—	0.06	0.31	—	9.57	(2.24)	0.60	0.60	0.60	3.06	36,224	76
03-31-21	9.09	0.34•	1.04	1.38	0.32	—	0.05	0.37	—	10.10	15.42	0.63	0.63	0.63	3.53	48,958	45
03-31-20	10.13	0.38•	(0.99)	(0.61)	0.43	—	—	0.43	—	9.09	(6.37)	0.61	0.61	0.61	3.69	69,522	167
03-31-19	10.13	0.39	0.04	0.43	0.43	—	—	0.43	—	10.13	4.35	0.69	0.69	0.69	3.75	48,251	155

+	Unaudited.
(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

††	The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 24% for the period ended September, 2023 and 36%, 33%, 39%, 40% and 35% for the fiscal years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Duration High Income Fund (“Short Duration High Income”), Voya Short Term Bond Fund (“Short Term Bond”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers,

20

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing

21

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United

22

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

States experiences a high interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and Increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At September 30, 2023, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if the counterparties to their derivative transactions failed to perform would be $5,990,420 and $5,580,427, respectively, which represents the gross payments to be received by the Funds on OTC purchased options, forward premium swaptions and open forward foreign currency contracts were they to be unwound as of September 30, 2023. To reduce the amount of potential

23

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

loss to Strategic Income Opportunities, the Fund received $420,000, in cash collateral from certain counterparties at September 30, 2023.

The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of September 30, 2023, Intermediate Bond and Strategic Income Opportunities had a liability position of $26,853,782 and $16,067,461, respectively, on open forward foreign currency contracts, forward premium swaptions, and OTC written options. If a contingent feature would have been triggered as of September 30, 2023, the Funds could have been required to pay this amount in cash to their counterparties. At September 30, 2023, Intermediate Bond and Strategic Income Opportunities had pledged $19,920,000 and 10,510,000, respectively, in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

During the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at September 30, 2023.

	Buy	Sell
Intermediate Bond	$175,799,842	$103,715,913
Strategic Income Opportunities	358,967,222	406,453,092

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the each Fund’s Statement of Operations. Realized gains (losses) are reported in the each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2023, GNMA Income, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure.

24

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2023, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2023.

	Buy	Sell
GNMA Income	$27,730,508	$230,834,823
Intermediate Bond	620,641,786	390,514,906
Short Term Bond	170,646,299	26,823,779
Strategic Income Opportunities	381,854,901	510,047,865

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral. Please refer to the Portfolio of Investments for Intermediate Bond for open repurchase agreements at September 30, 2023.

J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are

25

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide or collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At September 30, 2023, GNMA Income, Intermediate Bond, and Strategic Income Opportunities had pledged

$10,166,000, $11,166,000 and $873,000, respectively in cash collateral with certain counterparties for open delayed-delivery or when issued transactions.

At September 30, 2023 Strategic Income Opportunities had received $1,467 in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.

M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/ dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put

26

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had purchased interest rate swaptions to generate income with an average notional value of $186,637,700 and $168,913,000 respectively. Please refer to the table within the Portfolio of Investments for open purchased interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at September 30, 2023.

During the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $2,246,389,133 and $810,501,333, respectively. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at September 30, 2023.

During the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had purchased foreign currency options to manage their foreign exchange exposure with average notional values of $81,107,067 and $130,549,200, respectively. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Intermediate Bond and Strategic Income Opportunities at September 30, 2023.

During the period ended September 30, 2023, Strategic Income Opportunities had written foreign currency options to generate income with an average notional value $145,219,739. Please refer to the tables within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at September 30, 2023. There were no written options on foreign currency contracts for Intermediate Bond at September 30, 2023.

During the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had purchased forward premium swaptions with average notional values of $168,125,400 and $76,638,100, respectively, to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2023.

During the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had written forward premium swaptions with average notional values of $1,951,549,667 and $334,348,800, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2023.

O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

27

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2023, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended September 30, 2023, Strategic Income Opportunities had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Fund enters into CDX swap contracts to gain additional exposure within various credit sectors and to hedge the

28

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit risk associated within various sectors with the credit markets. In addition, for the period ended September 30, 2023, Strategic Income Opportunities had bought credit protection on single name issuers (Corporate or Sovereign) to gain additional exposure to the credit market.

During the period ended September 30, 2023, Strategic Income Opportunities had an average notional value on credit default swaps to buy protection of $15,120,000. There were no credit default swaps to buy protection for Strategic Income Opportunities at September 30, 2023.

Interest Rate Swap Agreements. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $940,510,266 and $576,080,837 respectively.

For the period ended September 30, 2023, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $1,062,951,024 and $588,940,567, respectively.

Please refer to the table within the Portfolio of Investments for Intermediate Bond and Strategic Income Opportunities for open centrally cleared interest rate swaps at September 30, 2023.

At September 30, 2023, Intermediate Bond and Strategic Income Opportunities had pledged $23,450,000 and 5,096,846 as cash collateral for open centrally cleared swaps, respectively.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the period ended September 30, 2023, Strategic Income Opportunities had an average notional amount of $44,252,000 on foreign currency volatility swaps (receiver). There were no foreign currency volatility swaps for Strategic Income Opportunities at September 30, 2023.

P. Offering Cost. Costs incurred with the offering of Short Duration High Income are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations on February 9, 2023.

Q. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

.	Purchases	Sales
GNMA Income	$274,854,424	$273,490,477
High Yield Bond	238,502,582	125,574,395
Intermediate Bond	1,713,038,758	1,695,634,649
Short Duration High Income	19,429,588	11,464,206
Short Term Bond	159,097,075	64,659,958
Strategic Income Opportunities	144,589,302	403,696,279

U.S. government securities not included above were as follows:

	Purchases	Sales
GNMA Income	$3,435,469,104	$3,365,252,528
Intermediate Bond	10,463,894,160	9,871,113,004
Short Term Bond	974,526,361	887,939,285
Strategic Income Opportunities	314,715,594	281,087,851

29

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

 NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Fees
GNMA Income	0.45% on the first $1 billion,
0.43% on the next $500 million and
0.41% on assets thereafter
High Yield Bond(1)	0.61% on the first $500 million,
0.55% on the next $4.5 billion and
0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Duration High Income	0.48% on all assets
Short Term Bond	0.25% on all assets
Strategic Income Opportunities	0.50% on all assets

(1)	Effective January 1, 2023, the Investment Adviser has agreed to waive 0.05% of the management fee through August 1, 2024. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Funds’ assets in accordance with each Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Duration High Income	0.25%	0.25%	N/A
Short Term Bond	0.25%	1.00%	0.50%
Strategic Income Opportunities	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2023, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
GNMA Income	$1,421	$—
High Yield Bond	650	—
Intermediate Bond	1,671	—
Short Term Bond	23	—
Strategic Income Opportunities	1,241	—
Contingent Deferred Sales Charges:
GNMA Income	$975	$1,902
High Yield Bond	252	—
Intermediate Bond	34	—
Short Term Bond	—	—
Strategic Income Opportunities	275	—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2023, the following direct or indirect, wholly owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated
Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	High Yield Bond	5.70%
Voya Index Solution Income Portfolio	Short Term Bond	7.01
Voya Institutional Trust Company	GNMA Income	14.03
Voya Investments, LLC	Short Duration	74.51
	High Income
Voya Retirement Conservative Portfolio	Short Term Bond	7.39
Voya Retirement Growth Portfolio	High Yield Bond	7.47
	Short Term Bond	22.52
Voya Retirement Insurance and Annuity Company	Intermediate Bond	8.92
Voya Retirement Moderate Growth Portfolio	High Yield Bond	5.15
	Short Term Bond	17.74
Voya Retirement Moderate Portfolio	High Yield Bond	5.81
	Short Term Bond	15.02

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
GNMA Income	$126,364
High Yield Bond	2,824
Intermediate Bond	137,221
Short Term Bond	5
Strategic Income Opportunities	8,992

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, as applicable, to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
GNMA Income	0.84%	1.59%	0.54%	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	1.00%	0.50%	0.50%
Short Duration High Income	0.85%	1.60%	0.60%	N/A	0.60%	N/A
Short Term Bond	0.65%	1.40%	0.35%	0.90%	0.30%	0.40%
Strategic Income Opportunities	1.15%	1.90%	0.72%	1.40%	0.60%	0.90%

With the exception of Strategic Income Opportunities, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2023 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2024	2025	2026	Total
Short Duration High
Income	$—	$—	$118,644	$118,644
Short Term Bond	229,785	70,960	27,520	328,265

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2023, are as follows:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

	September 30,
	2024	2025	2026	Total
GNMA Income
Class I	$250,269	$89,350	$176,614	$516,233
Short Duration High Income
Class I	$—	$—	$48	$48
Short Term Bond
Class I	$7,934	$8,959	$9,926	$26,819
Class R6	—	—	299	299

The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the period ended September 30, 2023:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
GNMA Income	3	$1,027,000	6.08%
High Yield Bond	4	2,448,500	6.08
Intermediate Bond	2	894,500	6.16

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
9/30/2023	1,900,276	—	502,087	(6,316,741)	—	(3,914,378)	13,899,247	—	3,696,821	(46,134,418)	—	(28,538,350)
3/31/2023	8,662,434	—	1,260,960	(15,637,748)	—	(5,714,354)	65,480,777	—	9,458,438	(118,547,474)	—	(43,608,259)
Class C
9/30/2023	112,437	—	18,042	(570,729)	—	(440,250)	822,079	—	132,198	(4,162,355)	—	(3,208,078)
3/31/2023	426,198	—	45,979	(1,454,599)	—	(982,422)	3,208,894	—	342,488	(10,976,750)	—	(7,425,368)
Class I
9/30/2023	33,250,937	—	1,087,209	(30,137,188)	—	4,200,958	244,920,769	—	8,018,658	(221,493,568)	—	31,445,859
3/31/2023	73,733,932	—	2,129,572	(69,747,779)	—	6,115,725	556,500,667	—	16,020,098	(527,669,156)	—	44,851,609
Class P(1)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	150,796	—	1,514	(156,307)	—	(3,997)	1,141,188	—	11,243	(1,174,037)	—	(21,606)
Class R6
9/30/2023	2,087,380	—	60,284	(2,166,285)	—	(18,621)	15,668,205	—	445,739	(15,866,672)	—	247,272
3/31/2023	1,857,031	—	110,352	(979,878)	—	987,505	14,212,219	—	828,986	(7,503,872)	—	7,537,333
Class W
9/30/2023	3,364,564	—	113,597	(4,506,955)	—	(1,028,794)	25,133,147	—	840,831	(33,012,351)	—	(7,038,373)
3/31/2023	1,154,980	—	283,020	(6,322,696)	—	(4,884,696)	8,777,294	—	2,135,722	(48,263,912)	—	(37,350,896)
High Yield Bond
Class A
9/30/2023	266,649	—	118,707	(753,928)	—	(368,572)	1,793,820	—	797,878	(5,068,965)	—	(2,477,267)
3/31/2023	537,141	—	335,012	(1,187,397)	—	(315,244)	3,630,499	—	2,269,789	(8,164,961)	—	(2,264,673)
Class C
9/30/2023	5,570	—	20,788	(74,535)	—	(48,177)	36,851	—	139,636	(499,196)	—	(322,709)
3/31/2023	15,650	—	68,923	(360,897)	—	(276,324)	108,101	—	466,638	(2,470,810)	—	(1,896,071)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment			Net
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
High Yield Bond (CONTINUED)
Class I
9/30/2023	3,647,481	—	690,258	(3,534,652)	—	803,087	24,445,101	—	4,629,828	(23,659,766)	—	5,415,163
3/31/2023	13,288,597	—	1,772,476	(12,478,237)	—	2,582,836	91,566,913	—	11,976,296	(85,981,809)	—	17,561,400
Class P(2)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	86,486	—	1,582,416	(37,547,356)	—	(35,878,454)	594,949	—	10,805,849	(255,926,038)	—	(244,525,240)
Class P3(3)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	43,956	—	9,136	(171,175)	—	(118,083)	304,315	—	62,023	(1,158,263)	—	(791,925)
Class R
9/30/2023	2,640	—	914	(1,406)	—	2,148	17,706	—	6,144	(9,443)	—	14,407
3/31/2023	18,190	—	2,198	(6,368)	—	14,020	125,231	—	14,848	(43,427)	—	96,652
Class R6
9/30/2023	20,136,433	—	627,635	(3,405,974)	—	17,358,094	134,888,907	—	4,222,286	(22,809,684)	—	116,301,509
3/31/2023	9,147,216	—	446,194	(1,584,744)	—	8,008,666	60,873,882	—	3,023,148	(10,845,929)	—	53,051,101
Class W
9/30/2023	3,382,964	—	249,282	(4,969,471)	—	(1,337,225)	22,843,967	—	1,676,922	(33,308,067)	—	(8,787,178)
3/31/2023	4,246,913	—	710,179	(7,582,561)	—	(2,625,469)	28,861,646	—	4,821,836	(51,602,614)	—	(17,919,132)
Intermediate Bond
Class A
9/30/2023	2,268,047	—	297,295	(4,761,647)	—	(2,196,305)	19,761,403	—	3,138,156	(43,744,698)	—	(20,845,139)
3/31/2023	6,039,145	—	675,124	(16,764,116)	—	(10,049,847)	52,739,875	—	5,922,666	(147,691,741)	—	(89,029,200)
Class C
9/30/2023	38,125	—	9,423	(281,784)	—	(234,236)	329,863	—	99,408	(2,423,748)	—	(1,994,477)
3/31/2023	112,160	—	21,933	(656,114)	—	(522,021)	973,316	—	192,151	(5,773,250)	—	(4,607,783)
Class I
9/30/2023	95,430,760	—	8,106,209	(64,871,423)	—	38,665,546	824,962,603	—	86,643,932	(563,453,279)	—	348,153,256
3/31/2023	255,795,385	—	16,085,857	(344,956,757)	—	(73,075,515)	2,273,838,015	—	141,151,475	(3,044,798,908)	—	(629,809,418)
Class P3(4)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	5,830,640	—	243,852	(14,037,512)	—	(7,963,020)	51,797,195	—	2,141,635	(122,473,358)	—	(68,534,528)
Class R
9/30/2023	872,060	—	175,035	(2,068,860)	—	(1,021,765)	7,536,415	—	1,855,486	(17,964,803)	—	(8,572,902)
3/31/2023	1,941,190	—	359,089	(4,048,634)	—	(1,748,355)	17,098,433	—	3,152,853	(35,936,191)	—	(15,684,905)
Class R6
9/30/2023	30,959,798	—	4,162,195	(25,545,716)	—	9,576,277	269,630,384	—	44,430,262	(221,029,776)	—	93,030,870
3/31/2023	73,110,166	—	8,024,827	(86,107,680)	—	(4,972,687)	646,791,761	—	70,443,640	(758,883,993)	—	(41,648,592)
Class W
9/30/2023	756,930	—	99,382	(1,005,222)	—	(148,910)	6,555,494	—	1,048,937	(8,654,984)	—	(1,050,553)
3/31/2023	1,815,263	—	253,869	(13,186,402)	—	(11,117,270)	16,178,038	—	2,240,487	(118,828,132)	—	(100,409,607)
Short Duration High Income
Class A
9/30/2023	207,096	—	27,231	(3,743)	—	230,584	2,046,203	—	271,351	(37,295)	—	2,280,259
2/09/2023(5)-3/31/2023	862,214	—	8,416	—	—	870,630	8,617,007	—	83,236	—	—	8,700,243
Class C
4/20/2023-9/30/2023	811	—	9	—	—	820	8,156	—	91	—	—	8,247
Class I
9/30/2023	628,057	—	36,372	(6,251)	—	658,178	6,217,783	—	362,450	(62,946)	—	6,517,287
2/09/2023(5)-3/31/2023	881,952	—	8,979	—	—	890,931	8,813,333	—	88,803	—	—	8,902,136
Class R6
9/30/2023	11,478	—	23,142	—	—	34,620	114,323	—	230,582	—	—	344,905
2/09/2023(5)-3/31/2023	833,333	—	8,657	—	—	841,990	8,333,334	—	85,623	—	—	8,418,957
Short Term Bond
Class A
9/30/2023	18,006	—	11,463	(310,736)	—	(281,267)	166,028	—	105,957	(2,877,934)	—	(2,605,949)
3/31/2023	110,007	—	31,688	(770,084)	—	(628,389)	1,028,426	—	294,501	(7,126,977)	—	(5,804,050)
Class C
9/30/2023	162	—	175	(558)	—	(221)	1,491	—	1,621	(5,177)	—	(2,065)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Short Term Bond (continued)
Class C
3/31/2023	2,890	—	322	(33,367)	—	(30,155)	26,785	—	2,997	(312,357)	—	(282,575)
Class I
9/30/2023	853,469	—	53,771	(434,438)	—	472,802	7,867,973	—	496,289	(3,998,775)	—	4,365,487
3/31/2023	3,028,561	—	84,847	(3,084,170)	—	29,238	27,898,398	—	786,797	(28,724,920)	—	(39,725)
Class P2(6)
9/30/2023	—	—	—	—	—	—	748	—	—	—	—	748
3/31/2023	249,092	—	30,934	(3,094,620)	—	(2,814,594)	2,319,764	—	287,230	(28,457,191)	—	(25,850,197)
Class P3(7)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	1,135,277	—	13,935	(1,758,058)	—	(608,846)	10,600,984	—	129,696	(16,137,633)	—	(5,406,953)
Class R
9/30/2023	743	—	36	(119)	—	660	6,878	—	330	(1,108)	—	6,100
3/31/2023	1,036	—	41	(377)	—	700	9,722	—	384	(3,543)	—	6,563
Class R6
9/30/2023	25,006,608	—	783,515	(6,475,463)	—	19,314,660	231,490,262	—	7,240,680	(59,809,018)	—	178,921,924
3/31/2023	15,171,571	—	906,987	(18,584,103)	—	(2,505,545)	141,319,801	—	8,431,735	(173,522,880)	—	(23,771,344)
Class W
9/30/2023	48,248	—	20,365	(178,327)	—	(109,714)	447,648	—	188,758	(1,653,298)	—	(1,016,892)
3/31/2023	242,070	—	39,541	(976,562)	—	(694,951)	2,280,395	—	368,976	(9,138,541)	—	(6,489,170)
Strategic Income Opportunities
Class A
9/30/2023	511,311	—	139,585	(1,726,620)	—	(1,075,724)	4,604,311	—	1,499,003	(15,662,700)	—	(9,559,386)
3/31/2023	2,161,239	—	308,066	(5,353,583)	—	(2,884,278)	19,705,733	—	2,800,165	(48,903,213)	—	(26,397,315)
Class C
9/30/2023	167,233	—	64,388	(437,019)	—	(205,398)	1,483,278	—	687,906	(4,016,615)	—	(1,845,431)
3/31/2023	528,190	—	119,786	(1,772,262)	—	(1,124,286)	4,781,253	—	1,071,657	(15,912,261)	—	(10,059,351)
Class I
9/30/2023	22,601,445	—	3,160,225	(43,022,704)	—	(17,261,034)	203,902,326	—	34,135,363	(390,331,819)	—	(152,294,130)
3/31/2023	65,354,991	—	6,665,654	(118,116,153)	—	(46,095,508)	597,442,459	—	60,676,878	(1,079,721,182)	—	(421,601,845)
Class P(8)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	—	—	6	(346)	—	(340)	—	—	51	(3,182)	—	(3,131)
Class R
9/30/2023	71,132	—	38,951	(269,842)	—	(159,759)	708,577	—	416,837	(2,480,975)	—	(1,355,561)
3/31/2023	205,455	—	69,029	(376,994)	—	(102,510)	1,843,645	—	621,828	(3,419,516)	—	(954,043)
Class R6
9/30/2023	2,486,342	—	62,361	(17,290,405)	—	(14,741,702)	22,346,396	—	719,850	(155,064,781)	—	(131,998,535)
3/31/2023	2,464,303	—	689,623	(1,102,354)	—	2,051,572	22,125,558	—	6,248,297	(10,112,323)	—	18,261,532
Class W
9/30/2023	156,960	—	22,522	(496,383)	—	(316,901)	1,413,205	—	240,379	(4,454,410)	—	(2,800,826)
3/31/2023	932,532	—	69,702	(2,669,069)	—	(1,666,835)	8,503,175	—	634,073	(24,406,942)	—	(15,269,694)

(1)	Class P was fully redeemed on close of business March 24, 2023
(2)	Class P was fully redeemed on close of business February 24, 2023
(3)	Class P3 was fully redeemed on close of business February 22, 2023
(4)	Class P3 was fully redeemed on close of business March 30, 2023
(5)	Commencement of operations.
(6)	Class P2 was fully redeemed on close of business November 29, 2022
(7)	Class P3 was fully redeemed on close of business November 3, 2022
(8)	Class P was fully redeemed on close of business September 8, 2022

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2023:

High Yield Bond	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$3,849,044	$(3,849,044)	$—
BNP Paribas	26,674	(26,674)	—
Citadel Clearing LLC	1,228,174	(1,228,174)	—
Goldman, Sachs & Co. LLC	2,353,547	(2,353,547)	—
J.P. Morgan Securities LLC	9,243,229	(9,243,229)	—
Jefferies LLC	517,400	(517,400)	—
Mizuho Securities USA LLC.	867,282	(867,282)	—
State Street Bank and Trust Company	457,791	(457,791)	—
TD Prime Services LLC	4,871,214	(4,871,214)	—
TD Securities (USA) Inc.	73,700	(73,700)	—
TD Securities INC	355,241	(355,241)	—
Wells Fargo Securities LLC	234,694	(234,694)	—
Total	$24,077,990	$(24,077,990)	—

(1)	Cash collateral with a fair value of $24,778,404 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$771,742	$(771,742)	$—
Barclays Capital Inc.	62,286,706	(62,286,706)	—
BMO Capital Markets Corp	1,444,806	(1,444,806)	—
BofA Securities Inc	39,972,236	(39,972,236)	—
Canadian Imperial Bank of Commerce	3,135,113	(3,135,113)	—
Citigroup Global Markets Inc.	82,034,016	(82,034,016)	—
Deutsche Bank, AG	451,292	(451,292)	—
Goldman, Sachs & Co. LLC	2,812,855	(2,812,855)	—
HSBC Bank PLC	2,256,461	(2,256,461)	—
J.P. Morgan Securities LLC	16,605,457	(16,605,457)	—
Jefferies LLC	172,263	(172,263)	—
Merrill Lynch International	1,774,526	(1,774,526)	—
Mizuho Securities USA LLC.	2,588,695	(2,588,695)	—
Morgan Stanley & Co. LLC	236,275	(236,275)	—
Nomura Securities International, Inc.	39,124	(39,124)	—
RBC Capital Markets, LLC	4,880,377	(4,880,377)	—
RBC Dominion Securities Inc	1,337,401	(1,337,401)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Scotia Capital (USA) INC	$1,927,233	$(1,927,233)	$—
TD Prime Services LLC	2,311,578	(2,311,578)	—
TD Securities Inc.	2,102,377	(2,102,377)	—
Truist Securities INC	958,433	(958,433)	—
US Bancorp Investments	942,681	(942,681)	—
Wells Fargo Bank NA	2,658,286	(2,658,286)	—
Total	$233,699,933	$(233,699,933)	$—

(1)	Cash collateral with a fair value of $239,112,408 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Term Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$2,114,548	$(2,114,548)	$—
BofA Securities Inc	97,520	(97,520)	—
TD Securities (USA) Inc.	496,031	(496,031)	—
US Bancorp Investments	939,137	(939,137)	—
Total	$3,647,236	$(3,647,236)	$—

(1)	Cash collateral with a fair value of $3,743,901 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$1,124,773	$(1,124,773)	$—
BNP Paribas	106,237	(106,237)	—
BofA Securities Inc	909,770	(909,770)	—
Citadel Clearing LLC	321,148	(321,148)	—
Citigroup Global Markets Inc.	426,907	(426,907)	—
Goldman Sachs & Co. LLC	1,058,728	(1,058,728)	—
J.P. Morgan Securities LLC	6,677,713	(6,677,713)	—
Jefferies LLC	370,393	(370,393)	—
Morgan Stanley & Co. LLC	449,402	(449,402)	—
Nomura Securities International, Inc.	1,585,839	(1,585,839)	—
RBC Capital Markets, LLC	151,891	(151,891)	—
State Street Bank and Trust Company	733,500	(733,500)	—
TD Prime Services LLC	2,245,762	(2,245,762)	—
Truist Securities INC	222,230	(222,230)	—
Wells Fargo Securities LLC	41,946	(41,946)	—
Total	$16,426,239	$(16,426,239)	$—
(1)	Cash collateral with a fair value of $16,916,732 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, swaps, straddle loss deferrals, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended		Year Ended
	March 31, 2023		March 31, 2022
	Ordinary	Long-term	Ordinary	Return of
	Income	Capital Gains	Income	Capital
GNMA Income	$35,132,244	$—	$23,043,516	$1,246,729
High Yield Bond	32,145,490	3,451,344	46,733,715	—
Intermediate Bond	256,679,701	—	241,620,464	15,759,373
Short Duration High Income	257,963	—	—	—
Short Term Bond	10,347,518	—	5,328,045	1,297,390
Strategic Income Opportunities	79,582,543	—	65,079,993	15,258,017

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:

	Undistributed	Unrealized					Total
	Ordinary	Appreciation/	Capital Loss Carryforwards				Distributable
	Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
GNMA Income	$157,275	$(102,323,363)	$(70,598,959)	Short-term	None	$(706,339)	$(195,228,438)
			(21,757,052)	Long-term	None
			$(92,356,011)
High Yield Bond	622,458	(38,783,152)	(6,648,860)	Short-term	None	(108,310)	(108,310)
			(18,005,222)	Long-term	None
			$(24,654,082)
Intermediate Bond	21,448,775	(633,772,459)	(336,656,658)	Short-term	None	(2,757,726)	(1,419,408,649)
			(467,670,581)	Long-term	None
			$(804,327,239)
Short Duration High Income	1,288	(291,137)	—			(302)	(290,151)
Short Term Bond	236,858	(11,218,560)	(9,222,164)	Short-term	None	(733)	(32,479,881)
			(12,275,282)	Long-term	None
			$(21,497,446)
Strategic Income Opportunities	6,766,129	(195,916,660)	(38,840,366)	Short-term	None	(667,241)	(323,897,025)
			(95,238,887)	Long-term	None
			$(134,079,253)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTE 13 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue, to adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or on the U.S. foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non- U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Funds' financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2023, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
GNMA Income
Class A	$0.0225	November 1, 2023	Daily
Class C	$0.0179	November 1, 2023	Daily
Class I	$0.0243	November 1, 2023	Daily
Class R6	$0.0246	November 1, 2023	Daily
Class W	$0.0241	November 1, 2023	Daily
High Yield Bond
Class A	$0.0373	November 1, 2023	Daily
Class C	$0.0330	November 1, 2023	Daily
Class I	$0.0392	November 1, 2023	Daily
Class R	$0.0359	November 1, 2023	Daily
Class R6	$0.0396	November 1, 2023	Daily
Class W	$0.0387	November 1, 2023	Daily
Intermediate Bond
Class A	$0.0268	November 1, 2023	Daily
Class C	$0.0215	November 1, 2023	Daily

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Class I	$0.0293	November 1, 2023	Daily
Class R	$0.0250	November 1, 2023	Daily
Class R6	$0.0297	November 1, 2023	Daily
Class W	$0.0285	November 1, 2023	Daily
Short Duration High Income
Class A	$0.0661	November 1, 2023	Daily
Class C	$0.0599	November 1, 2023	Daily
Class I	$0.0680	November 1, 2023	Daily
Class R6	$0.0680	November 1, 2023	Daily
Short Term Bond
Class A	$0.0341	November 1, 2023	Daily
Class C	$0.0283	November 1, 2023	Daily
Class I	$0.0361	November 1, 2023	Daily
Class R	$0.0323	November 1, 2023	Daily
Class R6	$0.0366	November 1, 2023	Daily

Class W	$0.0361	November 1, 2023	Daily
Strategic Income Opportunities
Class A	$0.0406	November 1, 2023	Daily
Class C	$0.0345	November 1, 2023	Daily
Class I	$0.0425	November 1, 2023	Daily
Class R	$0.0384	November 1, 2023	Daily
Class R6	$0.0429	November 1, 2023	Daily
Class W	$0.0424	November 1, 2023	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.6%
	Federal Home Loan Mortgage Corporation: 1.1%(1)
680,063	3.500%, 07/01/2047	$596,663	0.1
1,440,491	3.500%, 12/01/2047	1,268,067	0.1
2,864,446	3.500%, 03/01/2048	2,523,307	0.2
3,246,253	3.500%, 11/01/2048	2,858,650	0.2
925,806	4.000%, 07/01/2047	842,141	0.1
376,243	4.500%, 08/01/2047	353,640	0.0
419,602	5.000%, 11/01/2035	406,732	0.1
21,039	5.000%, 12/01/2035	20,636	0.0
9,847	5.000%, 01/01/2038	9,655	0.0
10,215	5.000%, 03/01/2038	10,017	0.0
36,292	5.000%, 03/01/2038	35,586	0.0
97,573	5.000%, 02/01/2039	93,540	0.0
381,596	5.000%, 07/01/2039	373,430	0.0
123,494	5.000%, 01/01/2040	121,025	0.0
430,390	5.000%, 04/01/2040	415,465	0.1
1,391,593	5.000%, 10/01/2040	1,359,175	0.1
149,052	5.000%, 05/01/2041	142,926	0.0
126,484	5.290%, 10/01/2037	123,250	0.0
23,328	5.410%, 07/01/2037	22,785	0.0
9,355	5.410%, 08/01/2037	9,059	0.0
33,703	5.440%, 01/01/2037	33,070	0.0
43,912	5.440%, 04/01/2037	43,139	0.0
27,583	5.440%, 09/01/2037	27,035	0.0
26,105	5.440%, 02/01/2038	25,542	0.0
93,959	5.450%, 12/01/2037	91,334	0.0
121,110	5.450%, 12/01/2037	117,773	0.0
31,183	5.460%, 08/01/2037	30,600	0.0
34,502	5.460%, 01/01/2038	33,620	0.0
50,647	5.500%, 08/01/2037	49,461	0.0
82,485	5.500%, 11/01/2037	80,596	0.0
34,176	5.620%, 12/01/2036	33,366	0.0
55,312	5.620%, 03/01/2037	54,060	0.0
58,773	5.620%, 08/01/2037	57,452	0.0
68,137	5.625%, 12/01/2036	66,482	0.0
94,866	5.625%, 01/01/2037	92,582	0.0
88,417	5.625%, 03/01/2037	86,274	0.0
82,949	5.625%, 06/01/2037	80,911	0.0
72,545	5.625%, 07/01/2037	70,787	0.0
40,015	5.625%, 02/01/2038	39,046	0.0
424,488	5.750%, 09/01/2037	423,020	0.1
71,290	5.750%, 10/01/2037	69,934	0.0
86,846	6.090%, 12/01/2037	86,188	0.0
3,529	7.500%, 01/01/2030	3,611	0.0
3,969	8.000%, 01/01/2030	3,963	0.0
		13,285,595	1.1
	Federal National Mortgage Association: 0.5%(1)
61,159	3.125%, 11/01/2041	56,560	0.0
25,719	3.250%, 04/01/2041	24,225	0.0
92,055	3.475%, 10/01/2041	86,744	0.0
82,896	3.750%, 09/01/2041	78,801	0.0
59,526	3.750%, 10/01/2041	56,582	0.0
4,458,326	4.000%, 07/01/2056	3,984,785	0.4
682,305	4.500%, 09/01/2047	661,903	0.1
84,310	5.290%, 09/01/2037	82,871	0.0
251,775	5.290%, 11/01/2037	246,856	0.0
73,770	5.290%, 12/01/2037	71,998	0.0
114,076	5.290%, 04/01/2038	112,070	0.0
37,571	5.350%, 04/01/2029	37,299	0.0
61,403	5.390%, 05/01/2038	60,462	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
110,941	5.440%, 08/01/2047	$106,128	0.0
158,396	5.440%, 08/01/2047	151,738	0.0
168,311	5.440%, 08/01/2047	161,285	0.0
169,370	5.440%, 09/01/2047	162,304	0.0
265,143	5.440%, 10/01/2047	254,741	0.0
58,649	5.620%, 12/01/2036	57,891	0.0
98,990	5.890%, 08/01/2047	95,471	0.0
106,714	5.890%, 10/01/2047	103,157	0.0
6,525	6.600%, 07/01/2027	6,498	0.0
12,646	6.600%, 09/01/2027	12,574	0.0
18,356	6.600%, 11/01/2027	18,281	0.0
16,639	6.600%, 06/01/2028	16,571	0.0
		6,707,795	0.5
	Government National Mortgage Association: 72.7%
4,860,160	2.000%, 08/20/2050	3,868,690	0.3
34,201,856	2.000%, 12/20/2050	27,179,458	2.2
19,055,711	2.000%, 01/20/2051	15,124,751	1.2
16,045,791	2.000%, 02/20/2051	12,734,727	1.0
7,377,663	2.000%, 06/20/2051	5,856,062	0.5
3,734,201	2.000%, 10/20/2051	2,958,146	0.3
2,608,023	2.000%, 11/20/2051	2,064,236	0.2
92,929,000 (2)	2.000%, 10/15/2053	73,482,880	5.9
9,809,559	2.500%, 12/20/2050	7,980,359	0.7
35,335,981	2.500%, 03/20/2051	28,929,825	2.4
17,822,024	2.500%, 04/20/2051	14,606,047	1.2
17,674,610	2.500%, 05/20/2051	14,484,006	1.2
4,068,036	2.500%, 08/20/2051	3,330,512	0.3
29,895,690	2.500%, 09/20/2051	24,474,237	2.0
42,167,932	2.500%, 10/20/2051	34,520,006	2.8
28,206,658	2.500%, 11/20/2051	23,099,588	1.9
4,056,276	2.500%, 12/20/2051	3,320,646	0.3
17,913,681	2.500%, 03/20/2052	14,659,365	1.2
75,770,000 (2)	2.500%, 10/15/2053	61,938,887	5.0
159,556	3.000%, 12/15/2041	140,677	0.0
82,133	3.000%, 01/15/2042	72,627	0.0
165,734	3.000%, 01/15/2042	146,507	0.0
166,136	3.000%, 01/15/2042	146,688	0.0
524,639	3.000%, 02/15/2042	456,906	0.1
162,875	3.000%, 03/15/2042	141,848	0.0
135,423	3.000%, 04/15/2042	119,711	0.0
56,008	3.000%, 05/15/2042	49,508	0.0
43,852	3.000%, 06/15/2042	38,792	0.0
25,060,677	3.000%, 04/20/2045	21,614,544	1.8
330,137	3.000%, 11/20/2045	281,622	0.0
57,866	3.000%, 12/20/2045	49,496	0.0
90,181	3.000%, 12/20/2045	77,094	0.0
99,482	3.000%, 12/20/2045	84,962	0.0
57,485	3.000%, 01/20/2046	49,038	0.0
2,124,896	3.000%, 02/20/2050	1,761,582	0.2
2,837,414	3.000%, 10/20/2051	2,413,879	0.2
22,763,560	3.000%, 10/20/2051	19,577,199	1.6
18,234,808	3.000%, 11/20/2051	15,682,366	1.3
1,532,404	3.000%, 01/20/2052	1,300,195	0.1
8,547,056	3.000%, 03/20/2052	7,225,265	0.6
3,957,770	3.000%, 04/20/2052	3,358,017	0.3
48,640,000 (2)	3.000%, 10/15/2053	41,230,000	3.3
48,315	3.250%, 03/15/2041	42,763	0.0
242,342	3.250%, 04/15/2041	214,600	0.0
73,443	3.250%, 05/15/2041	64,996	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
339,653	3.250%, 06/15/2041	$300,634	0.0
57,342	3.250%, 07/15/2041	50,752	0.0
349,258	3.250%, 07/15/2041	309,274	0.0
605,812	3.250%, 08/15/2041	536,204	0.1
193,056	3.250%, 09/15/2041	170,887	0.0
255,977	3.250%, 09/15/2041	226,583	0.0
40,101	3.250%, 11/15/2041	35,492	0.0
139,589	3.250%, 11/15/2041	123,613	0.0
64,056	3.250%, 12/15/2041	56,697	0.0
37,268	3.250%, 04/15/2042	32,984	0.0
28,630	3.250%, 06/15/2042	25,332	0.0
76,403	3.250%, 06/15/2042	67,620	0.0
868,609	3.500%, 04/20/2043	769,227	0.1
993,650	3.500%, 06/20/2045	885,179	0.1
2,517,082	3.500%, 04/20/2046	2,241,339	0.2
3,984,042	3.500%, 03/20/2047	3,610,470	0.3
480,804	3.500%, 07/20/2047	427,340	0.1
813,153	3.500%, 07/20/2047	723,078	0.1
20,056,655	3.500%, 12/20/2047	17,849,818	1.5
7,270,820	3.500%, 01/20/2048	6,470,687	0.5
2,783,565	3.500%, 02/20/2048	2,477,003	0.2
5,413,742	3.500%, 02/20/2048	4,815,819	0.4
10,342,363	3.500%, 03/20/2048	9,198,773	0.8
28,344,182	3.500%, 03/20/2052	24,849,848	2.0
42,500,000 (2)	3.500%, 10/15/2053	37,230,664	3.0
50,220	3.650%, 12/15/2040	45,563	0.0
14,842	3.750%, 09/15/2041	13,368	0.0
241,665	3.750%, 09/15/2041	220,153	0.0
74,834	3.750%, 10/15/2041	68,348	0.0
108,699	3.750%, 10/15/2041	99,200	0.0
1,889,888	3.750%, 05/20/2042	1,687,800	0.2
2,509,833	3.750%, 05/20/2042	2,232,200	0.2
125,263	3.900%, 10/15/2041	115,311	0.0
52,569	4.000%, 05/20/2033	48,263	0.0
27,989	4.000%, 01/15/2034	25,672	0.0
290,254	4.000%, 05/20/2034	264,331	0.0
331,554	4.000%, 07/20/2034	301,573	0.0
458,321	4.000%, 07/20/2034	416,970	0.0
71,967	4.000%, 08/20/2035	66,556	0.0
611,316	4.000%, 09/20/2040	554,749	0.1
1,064,920	4.000%, 07/20/2041	995,784	0.1
4,318,126	4.000%, 08/20/2042	3,994,594	0.3
132,018	4.000%, 09/15/2042	122,215	0.0
737,290	4.000%, 10/20/2043	689,297	0.1
1,246,495	4.000%, 12/20/2044	1,136,439	0.1
1,173,406	4.000%, 01/20/2045	1,069,956	0.1
299,858	4.000%, 06/20/2045	276,045	0.0
1,232,032	4.000%, 07/20/2045	1,133,721	0.1
1,355,539	4.000%, 09/20/2045	1,245,747	0.1
101,192	4.000%, 12/20/2045	93,409	0.0
318,782	4.000%, 01/20/2046	293,686	0.0
2,936,233	4.000%, 01/20/2046	2,705,925	0.2
63,175	4.000%, 02/20/2046	58,069	0.0
1,554,651	4.000%, 03/20/2046	1,425,034	0.1
755,710	4.000%, 04/20/2046	693,213	0.1
324,669	4.000%, 08/20/2046	297,195	0.0
1,275,356	4.000%, 09/20/2047	1,150,086	0.1
12,223,101	4.000%, 02/20/2050	11,214,367	0.9

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
12,500,000 (2)	4.000%, 10/15/2053	$11,263,184	0.9
4,307	4.308%, 09/20/2062	4,094	0.0
583,124	4.316%, 10/20/2064	577,998	0.1
8,819	4.436%, 10/20/2067	8,544	0.0
9,270	4.438%, 04/20/2066	9,033	0.0
107,854	4.450%, 07/15/2040	99,422	0.0
60,354	4.450%, 09/15/2040	56,038	0.0
58,811	4.450%, 10/15/2040	54,605	0.0
16,279	4.457%, 02/20/2068	15,789	0.0
566,831	4.458%, 01/20/2065	553,831	0.1
6,799	4.472%, 04/20/2065	6,617	0.0
1,124,753	4.482%, 01/20/2065	1,099,617	0.1
4,772	4.500%, 07/20/2036	4,498	0.0
379,513	4.500%, 10/15/2039	363,188	0.0
275,036	4.500%, 11/15/2039	261,535	0.0
285,138	4.500%, 11/15/2039	273,117	0.0
89,569	4.500%, 12/15/2039	85,637	0.0
218,902	4.500%, 01/15/2040	208,728	0.0
23,611	4.500%, 01/20/2040	21,994	0.0
989,430	4.500%, 02/15/2040	935,493	0.1
49,626	4.500%, 06/15/2040	46,717	0.0
22,167	4.500%, 07/20/2040	20,653	0.0
78,297	4.500%, 08/20/2040	73,064	0.0
561,663	4.500%, 09/20/2041	533,336	0.1
200,890	4.500%, 10/20/2048	188,329	0.0
93,328	4.500%, 11/20/2048	87,491	0.0
2,862,410	4.500%, 12/20/2048	2,683,123	0.2
70,037	4.500%, 01/20/2049	65,707	0.0
4,979,083	4.500%, 02/20/2049	4,666,854	0.4
243,779	4.500%, 03/20/2049	228,510	0.0
40,133	4.500%, 05/20/2049	37,548	0.0
4,457,365	4.500%, 11/20/2049	4,133,341	0.3
5,478,234	4.500%, 12/20/2049	5,135,305	0.4
732,604	4.500%, 01/20/2053	677,348	0.1
14,932,382	4.500%, 05/20/2053	13,802,523	1.1
9,937,614	4.500%, 06/20/2053	9,184,649	0.8
94,950,000 (2)	4.500%, 10/15/2053	87,721,189	7.1
1,228,582	4.529%, 02/20/2065	1,200,230	0.1
25,462	4.580%, 01/20/2034	23,827	0.0
39,272	4.580%, 03/20/2034	36,750	0.0
30,746	4.580%, 04/20/2034	28,771	0.0
39,881	4.580%, 04/20/2034	37,318	0.0
38,973	4.580%, 06/20/2034	36,468	0.0
107,914	4.653%, 09/20/2064	105,604	0.0
181,173	4.673%, 10/20/2064	177,573	0.0
120,034	4.693%, 09/20/2064	118,152	0.0
435	4.700%, 06/20/2061	420	0.0
1,632	4.700%, 08/20/2061	1,623	0.0
373,277	4.750%, 06/15/2029	352,648	0.0
91,538	4.750%, 01/15/2030	86,187	0.0
47,271	4.750%, 06/20/2033	44,217	0.0
19,560	4.750%, 07/20/2033	18,489	0.0
33,344	4.750%, 07/20/2033	31,483	0.0
42,702	4.750%, 07/20/2033	39,944	0.0
23,632	4.750%, 08/20/2033	22,059	0.0
52,510	4.750%, 08/20/2033	49,568	0.0
19,798	4.750%, 09/20/2033	18,481	0.0
27,381	4.750%, 10/20/2033	25,843	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
22,026	4.750%, 11/20/2033	$20,561	0.0
19,673	4.750%, 12/20/2033	18,354	0.0
171,680	4.750%, 09/15/2034	165,771	0.0
20,200	4.920%, 04/20/2033	18,995	0.0
40,697	4.920%, 04/20/2033	38,306	0.0
24,288	4.920%, 05/20/2033	22,832	0.0
25,566	4.920%, 05/20/2033	24,119	0.0
26,812	4.920%, 05/20/2033	25,204	0.0
1,165	5.000%, 03/20/2024	1,139	0.0
376,001	5.000%, 04/20/2030	363,393	0.0
136,744	5.000%, 07/15/2033	131,146	0.0
37,846	5.000%, 03/15/2034	36,307	0.0
57,690	5.000%, 01/15/2035	55,228	0.0
7,449	5.000%, 03/15/2035	7,187	0.0
41,028	5.000%, 03/15/2035	39,330	0.0
26,069	5.000%, 04/15/2035	25,029	0.0
167,870	5.000%, 04/15/2035	162,443	0.0
12,939	5.000%, 05/15/2035	12,543	0.0
37,156	5.000%, 05/20/2035	36,418	0.0
201,943	5.000%, 11/20/2035	198,306	0.0
93,344	5.000%, 04/20/2036	91,662	0.0
38,985	5.000%, 06/20/2038	36,539	0.0
13,850	5.000%, 08/20/2038	13,292	0.0
158,905	5.000%, 10/20/2038	151,566	0.0
28,201	5.000%, 11/20/2038	26,378	0.0
106,302	5.000%, 01/20/2039	101,994	0.0
34,510	5.000%, 02/15/2039	33,233	0.0
147,748	5.000%, 03/15/2039	142,699	0.0
56,277	5.000%, 11/15/2039	53,958	0.0
436,418	5.000%, 11/15/2039	418,909	0.0
548,918	5.000%, 11/15/2039	531,100	0.1
54,334	5.000%, 04/15/2040	52,189	0.0
582,214	5.000%, 09/15/2040	558,457	0.1
421,879	5.000%, 07/20/2041	414,268	0.0
19,209,200	5.000%, 11/20/2052	18,246,793	1.5
29,613,643	5.000%, 04/20/2053	28,079,898	2.3
45,400,000 (2)	5.000%, 10/15/2053	43,023,594	3.5
686	5.250%, 01/15/2024	674	0.0
15,315	5.250%, 06/15/2028	15,002	0.0
46,593	5.250%, 06/15/2029	45,514	0.0
774,597	5.250%, 01/20/2036	754,108	0.1
105,139	5.290%, 07/20/2037	103,195	0.0
73,043	5.290%, 08/20/2037	71,433	0.0
91,169	5.290%, 09/20/2037	89,158	0.0
113,399	5.290%, 09/20/2037	111,302	0.0
105,717	5.290%, 01/20/2038	103,762	0.0
949	5.350%, 01/15/2029	925	0.0
23,534	5.350%, 04/20/2029	22,833	0.0
22,243	5.350%, 06/20/2029	21,582	0.0
25,908	5.350%, 10/20/2029	25,132	0.0
67,355	5.350%, 07/20/2033	65,901	0.0
11,725	5.350%, 08/20/2033	11,374	0.0
135,392	5.390%, 08/20/2038	131,504	0.0
68,076	5.390%, 09/15/2038	66,521	0.0
22,869	5.490%, 08/20/2033	22,329	0.0
39,000	5.490%, 09/20/2033	38,010	0.0
40,838	5.490%, 09/20/2033	39,873	0.0
168,368	5.490%, 09/20/2033	164,507	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
166,365	5.490%, 10/20/2033	$162,553	0.0
250,007	5.490%, 10/20/2033	244,579	0.0
126,376	5.490%, 11/20/2033	123,581	0.0
237,221	5.490%, 11/20/2033	232,411	0.0
119,225	5.490%, 12/20/2033	116,588	0.0
150,135	5.490%, 12/20/2033	146,935	0.0
200,433	5.490%, 12/20/2033	195,463	0.0
41,046	5.490%, 01/20/2034	40,076	0.0
34,930	5.490%, 03/20/2034	34,107	0.0
85,497	5.490%, 03/20/2034	83,161	0.0
35,288	5.490%, 06/20/2034	34,454	0.0
5,093	5.500%, 08/15/2024	5,063	0.0
3,931	5.500%, 08/20/2024	3,832	0.0
133	5.500%, 04/20/2029	130	0.0
101,373	5.500%, 09/15/2029	99,918	0.0
71,041	5.500%, 10/15/2029	70,022	0.0
20,895	5.500%, 12/20/2032	20,712	0.0
65,540	5.500%, 08/20/2033	64,966	0.0
51,830	5.500%, 11/20/2033	51,289	0.0
18,735	5.500%, 12/20/2033	18,686	0.0
56,383	5.500%, 03/20/2034	55,788	0.0
100,994	5.500%, 04/20/2034	99,293	0.0
109,917	5.500%, 04/20/2034	110,035	0.0
58,649	5.500%, 06/20/2034	58,039	0.0
86,517	5.500%, 06/20/2034	84,106	0.0
64,155	5.500%, 07/20/2034	62,419	0.0
93,514	5.500%, 01/20/2035	92,302	0.0
63,958	5.500%, 05/15/2035	62,168	0.0
10,196	5.500%, 06/20/2035	9,917	0.0
146,426	5.500%, 07/15/2035	142,552	0.0
76,794	5.500%, 08/15/2035	74,648	0.0
75,622	5.500%, 09/20/2035	73,541	0.0
136,318	5.500%, 04/15/2036	132,649	0.0
25,131	5.500%, 06/20/2036	25,281	0.0
2,275	5.500%, 06/20/2038	2,219	0.0
11,056	5.500%, 08/20/2038	10,802	0.0
7,158	5.500%, 09/20/2038	6,971	0.0
1,413	5.500%, 10/20/2038	1,355	0.0
14,429	5.500%, 11/20/2038	14,075	0.0
718	5.500%, 12/20/2038	700	0.0
45,054	5.500%, 01/15/2039	43,799	0.0
5,457	5.500%, 01/20/2039	5,203	0.0
24,136	5.500%, 06/15/2039	23,462	0.0
15,377	5.500%, 06/20/2039	14,739	0.0
19,288	5.500%, 10/20/2039	19,404	0.0
158,697	5.500%, 09/15/2040	154,855	0.0
9,850,000 (2)	5.500%, 10/15/2053	9,559,117	0.8
34,701	5.580%, 12/20/2033	34,211	0.0
64,372	5.580%, 12/20/2033	62,795	0.0
120,199	5.580%, 01/20/2034	117,808	0.0
44,047	5.580%, 02/20/2034	43,016	0.0
36,048	5.580%, 03/20/2034	35,204	0.0
42,220	5.580%, 04/20/2034	41,642	0.0
56,810	5.580%, 04/20/2034	56,193	0.0
114,689	5.580%, 04/20/2034	112,405	0.0
31,661	5.580%, 06/20/2034	31,307	0.0
49,687	5.580%, 09/20/2034	49,007	0.0
181,990	5.590%, 06/20/2033	178,443	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
12,450	5.590%, 07/20/2033	$12,152	0.0
27,826	5.590%, 07/20/2033	27,513	0.0
83,355	5.590%, 07/20/2033	81,467	0.0
139,947	5.590%, 07/20/2033	137,220	0.0
74,697	5.590%, 08/20/2033	73,005	0.0
20,842	5.590%, 09/20/2033	20,548	0.0
37,085	5.590%, 09/20/2033	36,668	0.0
146,065	5.590%, 09/20/2033	143,218	0.0
56,210	5.590%, 10/20/2033	55,578	0.0
23,677	5.590%, 11/20/2033	23,353	0.0
40,656	5.590%, 11/20/2033	40,159	0.0
43,160	5.590%, 11/20/2033	42,679	0.0
68,302	5.590%, 12/20/2033	67,395	0.0
74,541	5.740%, 09/20/2037	73,282	0.0
228,904	5.740%, 09/20/2037	225,599	0.0
78,461	5.740%, 10/20/2037	77,135	0.0
80,892	5.740%, 04/20/2038	79,527	0.0
3,127	5.750%, 11/15/2024	3,049	0.0
317,971	5.750%, 07/15/2029	308,403	0.0
220,481	5.750%, 08/15/2029	213,586	0.0
33,783	5.750%, 11/15/2029	32,725	0.0
285,742	5.750%, 11/15/2029	277,113	0.0
35,056	5.770%, 03/20/2033	34,474	0.0
127,903	5.770%, 03/20/2033	126,352	0.0
31,246	5.770%, 04/20/2033	30,727	0.0
64,179	5.770%, 04/20/2033	63,199	0.0
72,147	5.770%, 05/20/2033	71,045	0.0
79,661	5.770%, 05/20/2033	78,444	0.0
54,693	5.770%, 07/20/2033	53,857	0.0
54,783	5.770%, 07/20/2033	53,881	0.0
22,885	5.900%, 05/20/2028	22,628	0.0
1,024,505	5.970%, 11/15/2031	1,021,734	0.1
8,303	6.000%, 10/15/2025	8,265	0.0
41,471	6.000%, 04/15/2026	40,313	0.0
22,416	6.000%, 10/20/2027	22,239	0.0
64,049	6.000%, 05/15/2029	63,548	0.0
45,634	6.000%, 07/15/2029	44,214	0.0
37,881	6.000%, 10/20/2034	39,069	0.0
99,488	6.000%, 03/15/2037	102,026	0.0
55,507	6.000%, 08/20/2038	56,189	0.0
11,324	6.000%, 09/20/2038	11,172	0.0
16,237	6.000%, 10/20/2038	16,348	0.0
65,846	6.000%, 11/15/2038	65,254	0.0
70,596	6.000%, 12/15/2038	69,962	0.0
141,452	6.000%, 08/15/2039	140,336	0.0
154,321	6.000%, 08/15/2039	153,176	0.0
12,460	6.500%, 07/20/2029	12,667	0.0
37,456	6.500%, 07/20/2032	37,350	0.0
60,467	6.500%, 02/15/2034	59,123	0.0
164	6.500%, 09/20/2034	162	0.0
3,020	7.500%, 08/20/2027	3,051	0.0
		900,123,724	72.7
	Uniform Mortgage-Backed Securities: 5.3%
2,707,568	2.000%, 12/01/2051	2,066,856	0.2
2,640,229	2.500%, 12/01/2051	2,100,488	0.2
1,721,302	2.500%, 02/01/2052	1,390,902	0.1
2,457,148	3.000%, 11/01/2051	2,038,893	0.2
11,396,835	3.000%, 11/01/2051	9,446,956	0.8

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,728,611	3.000%, 01/01/2052	$1,452,325	0.1
1,647,901	3.500%, 02/01/2052	1,436,054	0.1
5,124,745	3.500%, 03/01/2052	4,471,989	0.4
3,400,000 (2)	3.500%, 10/01/2053	2,924,266	0.3
5,327,178	4.000%, 05/01/2042	4,880,830	0.4
308,765	4.000%, 05/01/2045	282,135	0.0
352,923	4.000%, 08/01/2046	321,039	0.0
295,770	4.250%, 08/01/2035	276,597	0.0
4,341,824	4.500%, 07/01/2052	3,991,470	0.3
5,000,000 (2)	4.500%, 11/01/2053	4,592,578	0.4
46,658	4.750%, 11/01/2034	44,601	0.0
271,945	4.750%, 11/01/2034	259,923	0.0
232,548	4.750%, 02/01/2035	222,261	0.0
321,104	4.750%, 04/01/2035	306,972	0.0
365,717	4.750%, 05/01/2035	349,645	0.0
65,485	4.750%, 07/01/2035	61,807	0.0
442,071	4.750%, 07/01/2035	425,229	0.0
5,479,110	5.000%, 08/01/2052	5,177,872	0.4
6,000,000 (2)	5.000%, 11/01/2053	5,668,359	0.5
30,061	5.030%, 05/01/2037	28,736	0.0
89,629	5.030%, 09/01/2037	86,030	0.0
139,606	5.155%, 01/01/2037	135,202	0.0
32,870	5.250%, 04/01/2032	31,810	0.0
52,611	5.250%, 04/01/2032	50,847	0.0
24,039	5.280%, 11/01/2036	23,316	0.0
84,675	5.280%, 11/01/2036	82,172	0.0
40,646	5.280%, 01/01/2037	39,422	0.0
82,343	5.290%, 08/01/2037	79,946	0.0
58,628	5.290%, 09/01/2037	56,919	0.0
64,276	5.290%, 09/01/2037	62,377	0.0
13,859	5.300%, 10/01/2036	13,359	0.0
66,780	5.300%, 12/01/2036	64,683	0.0
45,765	5.300%, 05/01/2037	44,451	0.0
194,162	5.300%, 08/01/2037	187,742	0.0
104,267	5.390%, 12/01/2037	101,864	0.0
151,920	5.405%, 11/01/2036	148,769	0.0
194,487	5.405%, 02/01/2037	190,692	0.0
6,202,133	5.500%, 12/01/2052	6,003,316	0.5
62,760	5.740%, 07/01/2037	61,404	0.0
4,400,000 (2)	6.000%, 10/01/2053	4,342,594	0.4
		66,025,698	5.3
	Total U.S. Government Agency Obligations
	(Cost $1,070,846,887)	986,142,812	79.6

COLLATERALIZED MORTGAGE OBLIGATIONS:45.1%
133,212 (3)	Fannie Mae REMIC Trust 2002-W1 3A, 3.621%, 04/25/2042	122,679	0.0
652,804 (3)	Fannie Mae REMIC Trust 2002-W6 3A, 4.560%, 01/25/2042	597,996	0.1
3,660,535	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	3,609,054	0.3
693,335	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	702,230	0.1

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,797,995	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	$1,751,418	0.1
2,830,440	Fannie Mae REMIC Trust 2003-W15 2A7, 5.550%, 08/25/2043	2,770,487	0.2
2,039,450	Fannie Mae REMIC Trust 2004-28 PZ, 6.000%, 05/25/2034	2,034,379	0.2
71,065 (3)	Fannie Mae REMIC Trust 2004-61 SH, 2.281%, (-1.000*SOFR30A + 23.530%), 11/25/2032	68,145	0.0
1,699,793	Fannie Mae REMIC Trust 2004-88 ZC, 6.500%, 12/25/2034	1,747,745	0.1
2,051,071 (3)	Fannie Mae REMIC Trust 2004-W11 2A, 4.079%, 03/25/2043	1,906,658	0.2
1,874,205	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	1,829,617	0.2
250,397 (3)	Fannie Mae REMIC Trust 2005-122 SE, 4.097%, (-1.000*SOFR30A + 22.699%),11/25/2035	247,047	0.0
4,498,078 (3)	Fannie Mae REMIC Trust 2005-17 B, 6.500%, 03/25/2035	4,479,972	0.4
195,873 (3)(4)	Fannie Mae REMIC Trust 2005-17 ES, 1.321%, (-1.000*SOFR30A + 6.636%), 03/25/2035	3,491	0.0
1,968,147 (3)(4)	Fannie Mae REMIC Trust 2005-17 SA, 1.271%, (-1.000*SOFR30A + 6.586%), 03/25/2035	144,729	0.0
1,159,566	Fannie Mae REMIC Trust 2005-43 PZ, 6.000%, 05/25/2035	1,177,414	0.1
207,582 (3)	Fannie Mae REMIC Trust 2005-59 NQ, 3.301%, (-1.000*SOFR30A + 16.589%), 05/25/2035	203,119	0.0
269,709 (3)	Fannie Mae REMIC Trust 2005-75 GS, 3.962%, (-1.000*SOFR30A + 19.907%), 08/25/2035	282,663	0.0
374,543	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	366,278	0.0
1,861,549	Fannie Mae REMIC Trust 2005-99 XA, 5.500%, 12/25/2035	1,822,139	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
66,190 (3)	Fannie Mae REMIC Trust 2006-115 ES, 4.842%, (-1.000*SOFR30A + 26.102%), 12/25/2036	$70,504	0.0
455,388 (3)(4)	Fannie Mae REMIC Trust 2006-36 SP, 1.271%, (-1.000*SOFR30A + 6.586%), 05/25/2036	21,123	0.0
2,631 (5)	Fannie Mae REMIC Trust 2006-44 P, 0.000%, 12/25/2033	2,127	0.0
1,968,766 (3)(4)	Fannie Mae REMIC Trust 2006-79 SH, 1.021%, (-1.000*SOFR30A + 6.336%), 08/25/2036	143,876	0.0
4,029,047 (3)(4)	Fannie Mae REMIC Trust 2006-8 HL, 1.271%, (-1.000*SOFR30A + 6.586%), 03/25/2036	267,643	0.0
580,446 (3)	Fannie Mae REMIC Trust 2007-1 NR, 6.236%, (-1.000*SOFR30A + 46.630%), 02/25/2037	755,452	0.1
610,749	Fannie Mae REMIC Trust 2007-60 ZB, 4.750%, 05/25/2037	591,011	0.1
112,750 (3)	Fannie Mae REMIC Trust 2009-12 LK, 13.546%, 03/25/2039	123,496	0.0
5,764,469 (3)(4)	Fannie Mae REMIC Trust 2010-147 LS, 1.021%, (-1.000*SOFR30A + 6.336%), 01/25/2041	515,791	0.0
5,793,765	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,618,704	0.5
882,400 (3)	Fannie Mae REMIC Trust 2010-26 F, 6.199%, (SOFR30A + 0.884%), 11/25/2036	879,081	0.1
872,178 (3)	Fannie Mae REMIC Trust 2010-39 FN, 6.259%, (SOFR30A + 0.944%), 05/25/2040	865,977	0.1
713,104	Fannie Mae REMIC Trust 2010-80 PZ, 5.000%, 07/25/2040	695,406	0.1
1,000,000	Fannie Mae REMIC Trust 2010-87 PL, 4.000%, 06/25/2040	933,988	0.1
2,073,852 (3)(4)	Fannie Mae REMIC Trust 2010-95 SB, 1.171%, (-1.000*SOFR30A + 6.486%), 09/25/2040	107,575	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
998,898	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	$973,379	0.1
750,000	Fannie Mae REMIC Trust 2011-105 MB, 4.000%, 10/25/2041	631,392	0.1
1,078,893	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,027,270	0.1
1,235,335 (3)	Fannie Mae REMIC Trust 2011-4 CS, 2.041%, (-1.000*SOFR30A + 12.671%), 05/25/2040	1,082,525	0.1
5,562,361	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	5,286,323	0.4
2,769,278 (3)(4)	Fannie Mae REMIC Trust 2012-128 VS, 0.821%, (-1.000*SOFR30A + 6.136%), 06/25/2042	106,182	0.0
1,500,592 (4)	Fannie Mae REMIC Trust 2012-137 EI, 3.000%, 12/25/2027	54,214	0.0
1,236,556 (4)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	35,260	0.0
4,172,650 (4)	Fannie Mae REMIC Trust 2012-148 HI, 3.500%, 05/25/2042	463,634	0.0
7,375,851 (4)	Fannie Mae REMIC Trust 2012-148 IM, 3.000%, 01/25/2028	301,771	0.0
1,733,250	Fannie Mae REMIC Trust 2012-148 KH, 3.000%, 03/25/2042	1,581,980	0.1
1,483,224 (4)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	191,687	0.0
3,938,486	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,638,648	0.3
2,688,315	Fannie Mae REMIC Trust 2012-27 EZ, 4.250%, 03/25/2042	2,463,038	0.2
2,500,000	Fannie Mae REMIC Trust 2012-40 MY, 3.500%, 04/25/2042	2,118,775	0.2
1,500,000	Fannie Mae REMIC Trust 2012-66 KE, 4.000%, 06/25/2042	1,352,212	0.1
1,105,978 (3)(4)	Fannie Mae REMIC Trust 2012-68 SD, 1.271%, (-1.000*SOFR30A + 6.586%), 06/25/2032	50,442	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	2,756,152	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
792,890	Fannie Mae REMIC Trust 2013-125 AZ, 4.000%, 11/25/2039	$612,744	0.1
474,055 (4)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	36,824	0.0
1,142,720 (5)	Fannie Mae REMIC Trust 2013-135 PO, 0.000%, 01/25/2044	786,362	0.1
2,033,705 (4)	Fannie Mae REMIC Trust 2013-25 BI, 3.000%, 03/25/2033	143,167	0.0
1,114,158 (4)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	70,582	0.0
1,296,958	Fannie Mae REMIC Trust 2013-55 VZ, 3.000%, 06/25/2043	1,120,643	0.1
1,623,751 (4)	Fannie Mae REMIC Trust 2013-62 AI, 3.000%, 06/25/2033	134,143	0.0
1,401,927	Fannie Mae REMIC Trust 2015-22 DY, 3.000%, 04/25/2045	979,989	0.1
1,362,757	Fannie Mae REMIC Trust 2015-26 UZ, 3.000%, 05/25/2045	960,702	0.1
711,932	Fannie Mae REMIC Trust 2015-68 JW, 3.500%, 09/25/2030	644,147	0.1
2,630,000	Fannie Mae REMIC Trust 2016-103 PB, 3.000%, 01/25/2047	2,108,570	0.2
4,220,655 (3)(4)	Fannie Mae REMIC Trust 2016-4 DS, 0.671%, (-1.000*SOFR30A + 5.986%), 02/25/2046	362,489	0.0
2,543,904 (3)	Fannie Mae REMIC Trust 2016-51 S, 0.491%, (-1.000*SOFR30A + 5.806%), 10/25/2043	2,085,351	0.2
4,283,554	Fannie Mae REMIC Trust 2016-64 LD, 3.500%, 09/25/2046	3,636,894	0.3
5,572,776	Fannie Mae REMIC Trust 2017-22 DZ, 4.000%, 04/25/2047	4,953,539	0.4
7,510,000	Fannie Mae REMIC Trust 2018-16 TV, 3.000%, 05/25/2041	6,378,792	0.5
443,764	Fannie Mae REMIC Trust 2018-25 AL, 3.500%, 04/25/2048	366,817	0.0
556,811	Fannie Mae REMIC Trust 2018-37 DZ, 4.000%, 06/25/2048	498,813	0.0
5,399,322 (4)	Fannie Mae REMIC Trust 2019-49 IG, 3.000%, 03/25/2033	384,860	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,215,565	Fannie Mae REMIC Trust 2019-6 GZ, 4.000%, 03/25/2059	$1,786,356	0.1
25,635,387 (4)	Fannie Mae REMIC Trust 2020-34 AI, 3.500%, 06/25/2035	2,296,620	0.2
3,609,824 (4)	Fannie Mae REMIC Trust 2020-44 TI, 5.500%, 12/25/2035	552,381	0.0
1,192,551 (3)	Fannie Mae Trust 2004-W2 3A, 3.834%, 02/25/2044	1,131,604	0.1
1,013,163 (3)	Fannie Mae Trust 2004-W2 4A, 3.853%, 02/25/2044	967,023	0.1
136 (3)(4)	FHLMC-GNMA 21 SA, 2.571%, (-1.000*SOFR30A + 7.886%), 10/25/2023	—	0.0
266,800 (3)	Freddie Mac REMIC Trust 2653 SC, 4.087%, (-1.000*SOFR30A + 6.743%), 07/15/2033	247,317	0.0
590,021	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	595,173	0.1
110,536 (5)	Freddie Mac REMIC Trust 2974 KO, 0.000%, 05/15/2035	85,972	0.0
53,926 (3)	Freddie Mac REMIC Trust 3012 ST, 2.420%, (-1.000*SOFR30A + 21.548%), 04/15/2035	52,282	0.0
181,207 (3)	Freddie Mac REMIC Trust 3065 DC, 3.577%, (-1.000*SOFR30A + 19.517%), 03/15/2035	173,473	0.0
258,378	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	255,990	0.0
2,493,163 (3)(4)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-1.000*SOFR30A + 5.544%), 07/15/2036	43,228	0.0
3,934,502	Freddie Mac REMIC Trust 3196 ZK, 6.500%, 04/15/2032	4,053,781	0.3
148,097 (4)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	17,331	0.0
1,154,309	Freddie Mac REMIC Trust 3658 CZ, 5.000%, 04/15/2040	1,114,941	0.1
3,030,803	Freddie Mac REMIC Trust 3770 GA, 4.500%, 10/15/2040	2,862,915	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
219,564 (3)	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-1.000*SOFR30A + 59.451%), 03/15/2039	$209,601	0.0
1,081,112	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,004,993	0.1
4,070,694 (3)(4)	Freddie Mac REMIC Trust 3960 SG, 0.572%, (-1.000*SOFR30A + 5.886%), 11/15/2041	299,795	0.0
1,491,809	Freddie Mac REMIC Trust 4040 UZ, 5.000%, 05/15/2042	1,367,994	0.1
5,075,000	Freddie Mac REMIC Trust 4059 DY, 3.500%, 06/15/2042	4,546,284	0.4
1,228,549	Freddie Mac REMIC Trust 4097 ZA, 3.500%, 08/15/2042	1,091,482	0.1
4,150,408	Freddie Mac REMIC Trust 4136 ZG, 3.000%, 11/15/2042	3,549,090	0.3
9,810,972	Freddie Mac REMIC Trust 4159 LZ, 3.500%, 01/15/2043	8,648,654	0.7
4,961,723 (4)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	174,706	0.0
1,871,677 (3)	Freddie Mac REMIC Trust 4249 CS, 0.580%, (-1.000*SOFR30A + 4.564%), 09/15/2043	1,213,930	0.1
2,747,739 (3)	Freddie Mac REMIC Trust 4274 US, 0.422%, (-1.000*SOFR30A + 5.736%), 10/15/2035	2,134,585	0.2
10,842,922	Freddie Mac REMIC Trust 4367 MZ, 4.000%, 07/15/2044	9,904,502	0.8
2,707,055	Freddie Mac REMIC Trust 4372 Z, 3.000%, 08/15/2044	2,318,985	0.2
7,132,027 (3)(4)	Freddie Mac REMIC Trust 4438 AS, 0.772%, (-1.000*SOFR30A + 6.086%), 02/15/2045	510,143	0.0
5,695,578	Freddie Mac REMIC Trust 4480 ZX, 4.000%, 11/15/2044	5,233,483	0.4
4,026,342	Freddie Mac REMIC Trust 4631 CZ, 3.500%, 11/15/2046	3,530,787	0.3
2,339,802	Freddie Mac REMIC Trust 4818 GZ, 4.000%, 08/15/2048	2,104,196	0.2

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,597,868	Freddie Mac REMIC Trust 5000 DC, 2.500%, 03/25/2040	$2,110,821	0.2
21,988,796 (4)	Freddie Mac REMIC Trust 5013 QI, 3.500%, 09/25/2050	4,032,294	0.3
1,498,654 (3)	Freddie Mac Securities REMIC Trust 2005-S001 2A2, 5.584%, (TSFR1M + 0.264%), 09/25/2045	1,422,127	0.1
910,409 (3)	Freddie Mac Structured Pass-Through Certificates T-48 2A, 4.004%, 07/25/2033	827,802	0.1
485,312 (3)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.088%, 02/25/2043	433,055	0.0
5,132,519	Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	4,375,533	0.4
60,593	Ginnie Mae 2004-16 AE, 5.500%, 02/20/2034	60,172	0.0
576,575	Ginnie Mae 2004-17 MZ, 5.500%, 03/16/2034	572,501	0.0
399,080	Ginnie Mae 2004-28 CZ, 5.500%, 04/20/2034	396,843	0.0
198,309 (5)	Ginnie Mae 2004-37 OA, 0.000%, 04/17/2034	161,930	0.0
587,757	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	583,332	0.1
1,472,225	Ginnie Mae 2004-81 Z, 5.000%, 10/20/2034	1,446,271	0.1
602,509 (3)(4)	Ginnie Mae 2004-98 SA, 1.261%, (-1.000*TSFR1M + 6.586%), 11/20/2034	49,184	0.0
510,048	Ginnie Mae 2005-21 Z, 5.000%, 03/20/2035	500,578	0.0
97,019 (3)(4)	Ginnie Mae 2005-25 SI, 6.000%, (-1.000*TSFR1M + 42.513%), 01/20/2034	11,419	0.0
347,537 (3)(4)	Ginnie Mae 2005-7 AH, 1.325%, (-1.000*TSFR1M + 6.656%), 02/16/2035	21,456	0.0
452,147 (4)	Ginnie Mae 2005-73 IM, 5.500%, 09/20/2035	77,342	0.0
879,505	Ginnie Mae 2005-80 Z, 5.000%, 10/20/2035	863,336	0.1
69,231 (3)	Ginnie Mae 2005-91 UP, 3.410%, (-1.000*TSFR1M + 14.071%), 09/16/2031	68,155	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,736,395	Ginnie Mae 2006-10 ZT, 6.000%, 03/20/2036	$4,734,052	0.4
1,467,789	Ginnie Mae 2006-17 TW, 6.000%, 04/20/2036	1,473,066	0.1
4,407,675 (3)(4)	Ginnie Mae 2006-26 TB, 0.250%, (-1.000*TSFR1M + 6.386%), 06/20/2036	38,982	0.0
1,313,237	Ginnie Mae 2006-7 ZA, 5.500%, 02/20/2036	1,305,815	0.1
970,429 (4)	Ginnie Mae 2007-17 CI, 7.500%, 04/16/2037	175,665	0.0
995,189 (5)	Ginnie Mae 2007-41 OL, 0.000%, 07/20/2037	778,568	0.1
57,768	Ginnie Mae 2007-45 PE, 5.500%, 07/16/2037	57,338	0.0
211,473 (3)	Ginnie Mae 2007-48 SY, 3.915%, (-1.000*TSFR1M + 19.907%), 08/16/2037	189,951	0.0
1,052,874 (3)(4)	Ginnie Mae 2007-53 SC, 1.061%, (-1.000*TSFR1M + 6.386%), 09/20/2037	84,014	0.0
35,028 (3)	Ginnie Mae 2007-53 SW, 3.887%, (-1.000*TSFR1M + 19.862%), 09/20/2037	34,418	0.0
591,518	Ginnie Mae 2007-60 YZ, 5.500%, 10/20/2037	586,970	0.1
2,641,677	Ginnie Mae 2008-20 PZ, 6.000%, 03/20/2038	2,637,109	0.2
335,699 (3)(4)	Ginnie Mae 2008-3 SA, 1.111%, (-1.000*TSFR1M + 6.436%), 01/20/2038	32,105	0.0
535,548 (3)(4)	Ginnie Mae 2008-40 PS, 1.055%, (-1.000*TSFR1M + 6.386%), 05/16/2038	31,671	0.0
757,167 (3)(4)	Ginnie Mae 2008-51 GS, 0.785%, (-1.000*TSFR1M + 6.116%), 06/16/2038	56,041	0.0
1,423,232 (3)(4)	Ginnie Mae 2008-82 SA, 0.561%, (-1.000*TSFR1M + 5.886%), 09/20/2038	107,493	0.0
1,160,326 (3)(4)	Ginnie Mae 2009-110 SA, 0.905%, (-1.000*TSFR1M + 6.236%), 04/16/2039	12,165	0.0
6,473,762	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039 Ginnie Mae 2009-110	6,277,980	0.5
930,706	ZC, 4.500%, 11/16/2039	856,571	0.1
1,967,341	Ginnie Mae 2009-118 XZ, 5.000%, 12/20/2039	1,931,914	0.2

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
880,508	Ginnie Mae 2009-121 ZQ, 5.500%, 09/20/2039	$872,474	0.1
816,325	Ginnie Mae 2009-31 BP, 5.000%, 05/20/2039	794,101	0.1
1,185,745	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	1,144,027	0.1
900,265	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	887,844	0.1
734,243	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	763,874	0.1
1,183,650	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	1,144,193	0.1
3,953,622	Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	3,970,933	0.3
1,551,089	Ginnie Mae 2009-53 ZB, 6.000%, 07/16/2039	1,547,394	0.1
311,379	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	301,754	0.0
147,905 (3)(4)	Ginnie Mae 2009-55 BI, 1.000%, (-1.000*TSFR1M + 159.638%), 06/16/2037	5,256	0.0
2,163,728	Ginnie Mae 2009-61 EZ, 7.500%, 08/20/2039	2,249,445	0.2
7,420,750	Ginnie Mae 2009-61 PZ, 7.500%, 08/20/2039	7,875,147	0.6
6,397,984	Ginnie Mae 2009-61 ZQ, 6.000%, 08/16/2039	6,598,487	0.5
638,636 (3)(4)	Ginnie Mae 2009-66 QS, 0.661%, (-1.000*TSFR1M + 5.986%), 07/20/2039	18,930	0.0
450,248 (3)(4)	Ginnie Mae 2009-77 SA, 0.705%, (-1.000*TSFR1M + 6.036%), 09/16/2039	32,813	0.0
2,921,738	Ginnie Mae 2009-77 ZB, 5.500%, 09/16/2039	2,914,907	0.2
1,250,768	Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,292,306	0.1
2,484,025	Ginnie Mae 2009-87 WZ, 6.000%, 10/20/2039	2,497,689	0.2
710,110	Ginnie Mae 2009-92 DZ, 4.500%, 10/16/2039	655,044	0.1
1,702,110	Ginnie Mae 2009-98 MZ, 5.000%, 10/16/2039	1,623,672	0.1
418,531 (3)	Ginnie Mae 2009-H01 FA, 6.589%, (TSFR1M + 1.264%), 11/20/2059	418,656	0.0
771,841 (4)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	61,607	0.0
6,537,971	Ginnie Mae 2010-113 BE, 4.500%, 09/20/2040	6,295,639	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
785,893 (3)(4)	Ginnie Mae 2010-116 NS, 1.205%, (-1.000*TSFR1M + 6.536%), 09/16/2040	$45,551	0.0
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	1,941,313	0.2
3,985,116	Ginnie Mae 2010-117 ZQ, 4.500%, 09/20/2040	3,725,829	0.3
918,000	Ginnie Mae 2010-121 TB, 4.000%, 09/20/2040	827,429	0.1
2,205,203	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	2,178,570	0.2
14,539 (4)	Ginnie Mae 2010-130 KI, 5.500%, 09/16/2040	376	0.0
1,500,000	Ginnie Mae 2010-14 B, 4.500%, 02/16/2040	1,450,644	0.1
603,276 (3)(4)	Ginnie Mae 2010-158 SA, 0.611%, (-1.000*TSFR1M + 5.936%), 12/20/2040	46,965	0.0
838,239	Ginnie Mae 2010-162 ZE, 4.000%, 12/16/2040	788,410	0.1
7,608,567 (3)(4)	Ginnie Mae 2010-166 GS, 0.561%, (-1.000*TSFR1M + 5.886%), 12/20/2040	506,470	0.0
258,321 (4)	Ginnie Mae 2010-166 NI, 4.500%, 04/20/2039	6,093	0.0
777,711	Ginnie Mae 2010-169 AW, 4.500%, 12/20/2040	751,694	0.1
870,246	Ginnie Mae 2010-169 JZ, 4.000%, 12/20/2040	794,150	0.1
110,809 (4)	Ginnie Mae 2010-19 LI, 5.000%, 07/16/2039	3,886	0.0
855,462	Ginnie Mae 2010-31 BP, 5.000%, 03/20/2040	840,245	0.1
681,970 (4)	Ginnie Mae 2010-4 WI, 6.000%, 01/16/2040	90,337	0.0
4,357,073	Ginnie Mae 2010-42 VZ, 5.500%, 10/20/2039	4,325,321	0.4
666,488	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	641,727	0.1
5,159,364 (3)	Ginnie Mae 2010-H10 FB, 6.443%, (TSFR1M + 1.114%), 05/20/2060	5,170,034	0.4
2,549,248 (3)	Ginnie Mae 2010-H10 FC, 6.443%, (TSFR1M + 1.114%), 05/20/2060	2,553,646	0.2
984,544 (3)	Ginnie Mae 2010-H20 AF, 5.762%, (TSFR1M + 0.444%), 10/20/2060	978,392	0.1
126,099 (3)	Ginnie Mae 2010-H26 LF, 5.782%, (TSFR1M + 0.464%), 08/20/2058	125,368	0.0
140,907 (4)	Ginnie Mae 2011-123 QI, 5.000%, 05/20/2041	12,057	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
404,656 (3)	Ginnie Mae 2011-128 TF, 5.895%, (TSFR1M + 0.564%), 05/16/2041	$394,689	0.0
1,851,656 (3)(4)	Ginnie Mae 2011- 141 PS, 1.255%, (-1.000*TSFR1M + 6.586%), 06/16/2041	93,034	0.0
1,569,511 (4)	Ginnie Mae 2011-146 EI, 5.000%, 11/16/2041	279,617	0.0
945,000	Ginnie Mae 2011-151 PY, 3.000%, 11/20/2041	782,508	0.1
30,396	Ginnie Mae 2011-169 BC, 7.000%, 05/16/2032	30,646	0.0
110,499 (3)	Ginnie Mae 2011-169 BG, 5.450%, 04/16/2039	108,680	0.0
5,287,458	Ginnie Mae 2011-25 Z, 4.000%, 02/20/2041	4,990,843	0.4
1,218,723	Ginnie Mae 2011-59 QC, 4.000%, 12/20/2040	1,161,089	0.1
601,034	Ginnie Mae 2011-69 HW, 4.000%, 04/20/2040	593,948	0.1
2,081,982 (5)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	1,519,795	0.1
1,878,173	Ginnie Mae 2011-89 Z, 3.500%, 06/20/2041	1,710,674	0.1
868,994 (3)	Ginnie Mae 2011-H01 AF, 5.882%, (TSFR1M + 0.564%), 11/20/2060	865,560	0.1
1,240,221 (3)	Ginnie Mae 2011-H03 FA, 5.932%, (TSFR1M + 0.614%), 01/20/2061	1,234,776	0.1
239,433 (3)	Ginnie Mae 2011-H07 FA, 5.932%, (TSFR1M + 0.614%), 02/20/2061	238,338	0.0
136,217 (3)	Ginnie Mae 2011-H08 FD, 5.932%, (TSFR1M + 0.614%), 02/20/2061	135,631	0.0
304,147 (3)	Ginnie Mae 2011-H09 AF, 5.932%, (TSFR1M + 0.614%), 03/20/2061	302,966	0.0
284,085 (3)	Ginnie Mae 2011-H11 FB, 5.932%, (TSFR1M + 0.614%), 04/20/2061	282,901	0.0
487,594 (3)	Ginnie Mae 2011-H19 FA, 5.902%, (TSFR1M + 0.584%), 08/20/2061	485,391	0.0
904,446 (3)	Ginnie Mae 2011-H20 FA, 5.982%, (TSFR1M + 0.664%), 09/20/2061	901,219	0.1
906,385 (3)	Ginnie Mae 2011-H21 FT, 6.063%, (H15T1Y + 0.700%), 10/20/2061	904,861	0.1
748,041 (4)	Ginnie Mae 2012-103 IC, 3.500%, 08/16/2040	29,821	0.0
208,847 (4)	Ginnie Mae 2012-124 MI, 4.000%, 03/20/2042	17,978	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,091,066 (4)	Ginnie Mae 2012-136 BI, 3.500%, 11/20/2042	$1,667,160	0.1
1,515,452 (4)	Ginnie Mae 2012-146 AI, 3.000%, 10/20/2037	34,633	0.0
218,207 (3)(4)	Ginnie Mae 2012-34 MS, 1.255%, (-1.000*TSFR1M + 6.586%), 04/16/2041	8,374	0.0
2,401,154 (3)(4)	Ginnie Mae 2012-48 SA, 1.205%, (-1.000*TSFR1M + 6.536%), 04/16/2042	228,111	0.0
3,005,308 (3)(4)	Ginnie Mae 2012-60 SG, 0.655%, (-1.000*TSFR1M + 5.986%), 05/16/2042	202,610	0.0
3,293,728 (3)	Ginnie Mae 2012-77 FE, 5.835%, (TSFR1M + 0.504%), 05/16/2041	3,247,436	0.3
674,226 (3)(4)	Ginnie Mae 2012-93 NS, 0.661%, (-1.000*TSFR1M + 5.986%), 07/20/2042	44,194	0.0
696,683 (4)	Ginnie Mae 2012-98 EI, 4.000%, 04/20/2041	71,976	0.0
1,952,451 (3)	Ginnie Mae 2012-H06 FS, 5.469%, (TSFR1M + 0.814%), 03/20/2062	1,948,196	0.2
3,951,985 (3)	Ginnie Mae 2012-H08 FA, 6.032%, (TSFR1M + 0.714%), 01/20/2062	3,938,181	0.3
1,172,367 (3)	Ginnie Mae 2012-H08 FB, 6.032%, (TSFR1M + 0.714%), 03/20/2062	1,168,881	0.1
206,485 (3)	Ginnie Mae 2012-H11 FA, 6.132%, (TSFR1M + 0.814%), 02/20/2062	206,033	0.0
306,561 (3)	Ginnie Mae 2012-H11 GA, 6.012%, (TSFR1M + 0.694%), 05/20/2062	305,497	0.0
1,066,114 (3)	Ginnie Mae 2012-H11 VA, 6.082%, (TSFR1M + 0.764%), 05/20/2062	1,063,015	0.1
986,882 (3)	Ginnie Mae 2012-H12 FA, 5.982%, (TSFR1M + 0.664%), 04/20/2062	982,857	0.1
5,745,444 (3)	Ginnie Mae 2012-H12 FB, 6.482%, (TSFR1M + 1.164%), 02/20/2062	5,761,492	0.5
276,227 (3)	Ginnie Mae 2012-H14 FK, 6.012%, (TSFR1M + 0.694%), 07/20/2062	275,101	0.0
1,739,442 (3)	Ginnie Mae 2012-H20 BA, 5.992%, (TSFR1M + 0.674%), 09/20/2062	1,731,812	0.1
1,237,012 (3)	Ginnie Mae 2012-H26 BA, 5.782%, (TSFR1M + 0.464%), 10/20/2062	1,229,189	0.1
276,040 (3)	Ginnie Mae 2012-H29 FA, 5.947%, (TSFR1M + 0.629%), 10/20/2062	274,884	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
627,063 (3)	Ginnie Mae 2012-H30 GA, 5.782%, (TSFR1M + 0.464%), 12/20/2062	$623,111	0.1
1,090,405	Ginnie Mae 2013-119 TZ, 3.000%, 08/20/2043	947,614	0.1
7,000,000	Ginnie Mae 2013-147 BE, 4.000%, 12/20/2039	6,316,101	0.5
1,520,836	Ginnie Mae 2013-167 Z, 3.000%, 10/16/2043	1,301,997	0.1
1,900,000 (4)	Ginnie Mae 2013-186 UI, 2.500%, 11/20/2043	319,267	0.0
469,510 (4)	Ginnie Mae 2013-186 VI, 4.000%, 12/20/2042	65,917	0.0
2,934,114	Ginnie Mae 2013-186 ZE, 2.500%, 12/16/2043	2,460,167	0.2
2,622,310 (4)	Ginnie Mae 2013-20 LI, 4.500%, 12/16/2042	291,540	0.0
1,593,333 (4)	Ginnie Mae 2013-23 IO, 3.500%, 02/20/2043	252,196	0.0
50,554 (4)	Ginnie Mae 2013-41 PI, 3.500%, 04/20/2040	116	0.0
692,636 (3)(4)	Ginnie Mae 2013-88 AI, 0.406%, (-1.000*TSFR1M + 5.736%), 06/20/2043	42,512	0.0
1,160,723 (3)(4)	Ginnie Mae 2013-99 SK, 0.456%, (-1.000*TSFR1M + 5.786%), 07/20/2043	61,027	0.0
875,140 (3)	Ginnie Mae 2013-H02 FD, 5.772%, (TSFR1M + 0.454%), 12/20/2062	868,665	0.1
161,584 (3)	Ginnie Mae 2013-H07 HA, 5.842%, (TSFR1M + 0.524%), 03/20/2063	160,611	0.0
1,239,826 (3)	Ginnie Mae 2013-H08 BF, 5.832%, (TSFR1M + 0.514%), 03/20/2063	1,226,721	0.1
1,046,056 (3)	Ginnie Mae 2013-H10 FT, 5.830%, (H15T1Y + 0.450%), 04/20/2063	1,042,189	0.1
1,398,186 (3)	Ginnie Mae 2013-H13 FS, 6.432%, (TSFR1M + 1.114%), 06/20/2063	1,401,733	0.1
1,110,589 (3)	Ginnie Mae 2013-H14 FC, 5.902%, (TSFR1M + 0.584%), 06/20/2063	1,105,186	0.1
389,397 (3)	Ginnie Mae 2013-H14 FD, 5.902%, (TSFR1M + 0.584%), 06/20/2063	387,181	0.0
400,541 (3)	Ginnie Mae 2013-H14 FG, 5.902%, (TSFR1M + 0.584%), 05/20/2063	398,502	0.0
273,740 (3)	Ginnie Mae 2013-H15 FA, 5.972%, (TSFR1M + 0.654%), 06/20/2063	272,716	0.0
453,058 (3)	Ginnie Mae 2013-H17 FA, 5.982%, (TSFR1M + 0.664%), 07/20/2063	451,493	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
280,265 (3)	Ginnie Mae 2013-H18 EA, 5.932%, (TSFR1M + 0.614%), 07/20/2063	$279,353	0.0
1,050,476 (3)	Ginnie Mae 2013-H18 FA, 5.932%, (TSFR1M + 0.614%), 06/20/2063	1,045,844	0.1
1,013,566 (3)	Ginnie Mae 2013-H19 DF, 6.082%, (TSFR1M + 0.764%), 05/20/2063	1,007,047	0.1
271,550 (3)	Ginnie Mae 2013-H20 FB, 6.432%, (TSFR1M + 1.114%), 08/20/2063	272,165	0.0
295,838 (3)	Ginnie Mae 2013-H21 FB, 6.132%, (TSFR1M + 0.814%), 09/20/2063	295,441	0.0
511,869 (3)	Ginnie Mae 2013-H22 FB, 6.132%, (TSFR1M + 0.814%), 08/20/2063	510,951	0.0
3,819,979 (3)	Ginnie Mae 2013-H22 FT, 6.030%, (H15T1Y + 0.650%), 04/20/2063	3,814,625	0.3
538,996 (3)	Ginnie Mae 2013-H23 FA, 6.732%, (TSFR1M + 1.414%), 09/20/2063	541,333	0.0
39,692 (3)	Ginnie Mae 2013-H24 FB, 6.162%, (TSFR1M + 0.844%), 09/20/2063	39,635	0.0
1,729,857 (3)(4)	Ginnie Mae 2014-107 XS, 0.155%, (-1.000*TSFR1M + 5.486%), 07/16/2044	95,614	0.0
2,793,200	Ginnie Mae 2014-115 EM, 4.000%, 08/20/2044	2,496,402	0.2
2,640,447	Ginnie Mae 2014-118 ZP, 4.000%, 08/20/2044	2,414,143	0.2
1,118,731 (3)(4)	Ginnie Mae 2014-129 WS, 0.456%, (-1.000*TSFR1M + 5.786%), 09/20/2044	65,800	0.0
1,850,316	Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,582,311	0.1
911,438 (3)(4)	Ginnie Mae 2014-161 WS, 0.456%, (-1.000*TSFR1M + 5.786%), 11/20/2044	49,798	0.0
1,032,250 (4)	Ginnie Mae 2014-183 IM, 5.000%, 06/20/2035	156,650	0.0
1,211,934 (3)(4)	Ginnie Mae 2014-30 ES, 0.047%, (-1.000*TSFR1M + 4.886%), 03/20/2040	51,875	0.0
854,022 (3)(4)	Ginnie Mae 2014-96 SQ, 0.155%, (-1.000*TSFR1M + 5.486%), 07/16/2044	47,346	0.0
1,886,585 (4)	Ginnie Mae 2014-99 IO, 4.500%, 06/20/2044	371,252	0.0
7,041,058 (3)	Ginnie Mae 2014-H03 FS, 6.082%, (TSFR1M + 0.764%), 02/20/2064	7,018,223	0.6

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,356,127 (3)	Ginnie Mae 2014-H04 FB, 6.082%, (TSFR1M + 0.764%), 02/20/2064	$1,353,776	0.1
1,976,707 (3)	Ginnie Mae 2014-H05 FB, 6.032%, (TSFR1M + 0.714%), 12/20/2063	1,972,949	0.2
609,485 (3)	Ginnie Mae 2014-H06 FA, 6.002%, (TSFR1M + 0.684%), 03/20/2064	607,247	0.1
299,935 (3)	Ginnie Mae 2014-H06 HB, 6.082%, (TSFR1M + 0.764%), 03/20/2064	299,196	0.0
2,288,833 (3)	Ginnie Mae 2014-H11 VA, 5.932%, (TSFR1M + 0.614%), 06/20/2064	2,275,127	0.2
2,874,940 (3)	Ginnie Mae 2014-H15 FA, 5.932%, (TSFR1M + 0.614%), 07/20/2064	2,858,155	0.2
1,382,577 (3)	Ginnie Mae 2014-H21 FA, 4.654%, (TSFR1M + 0.764%), 10/20/2064	1,371,750	0.1
8,104,825 (3)	Ginnie Mae 2015-10 Q, 2.404%, 10/20/2044	6,661,846	0.5
130,000	Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	95,119	0.0
2,364,266 (3)(4)	Ginnie Mae 2015-141 IX, 0.311%, (-1.000*TSFR1M + 2.060%), 06/20/2045	30,499	0.0
15,125,000	Ginnie Mae 2015-143 B, 3.500%, 04/20/2045	13,199,282	1.1
1,913,410 (4)	Ginnie Mae 2015-149 IL, 4.500%, 10/20/2045	381,425	0.0
1,096,241 (4)	Ginnie Mae 2015-157 PI, 4.000%, 03/20/2044	114,502	0.0
2,466,950	Ginnie Mae 2015-165 ZA, 3.500%, 07/20/2045	2,287,886	0.2
4,777,861	Ginnie Mae 2015-64 ZH, 2.500%, 05/16/2045	3,945,920	0.3
1,006,907 (3)	Ginnie Mae 2015-H03 FA, 5.932%, (TSFR1M + 0.614%), 12/20/2064	1,002,730	0.1
2,418,948 (3)	Ginnie Mae 2015-H05 FC, 5.912%, (TSFR1M + 0.594%), 02/20/2065	2,395,778	0.2
979,751 (3)	Ginnie Mae 2015-H06 FA, 5.912%, (TSFR1M + 0.594%), 02/20/2065	974,434	0.1
1,673,576 (3)	Ginnie Mae 2015-H08 FC, 5.912%, (TSFR1M + 0.594%), 03/20/2065	1,665,424	0.1
1,470,524 (3)	Ginnie Mae 2015-H10 FH, 4.995%, (TSFR1M + 0.714%), 04/20/2065	1,453,057	0.1
174,635 (3)	Ginnie Mae 2015-H12 FA, 5.912%, (TSFR1M + 0.594%), 05/20/2065	173,753	0.0
3,536,457 (3)	Ginnie Mae 2015-H13 FG, 5.832%, (TSFR1M + 0.514%), 04/20/2065	3,516,734	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
340,666 (3)	Ginnie Mae 2015-H14 FB, 5.862%, (TSFR1M + 0.544%), 05/20/2065	$339,081	0.0
941,986 (3)	Ginnie Mae 2015-H18 FB, 6.032%, (TSFR1M + 0.714%), 07/20/2065	934,864	0.1
828,910 (3)	Ginnie Mae 2015-H20 FB, 6.032%, (TSFR1M + 0.714%), 08/20/2065	822,652	0.1
1,309,586 (3)	Ginnie Mae 2015-H22 FC, 5.708%, (TSFR1M + 0.714%), 09/20/2065	1,298,610	0.1
1,654,055 (3)	Ginnie Mae 2015-H23 FB, 5.952%, (TSFR1M + 0.634%), 09/20/2065	1,645,692	0.1
1,150,847 (3)	Ginnie Mae 2015-H26 FA, 5.952%, (TSFR1M + 0.634%), 10/20/2065	1,144,793	0.1
745,360 (3)	Ginnie Mae 2015-H26 FC, 6.032%, (TSFR1M + 0.714%), 08/20/2065	743,871	0.1
970,295 (3)	Ginnie Mae 2015-H26 FG, 5.952%, (TSFR1M + 0.634%), 10/20/2065	961,220	0.1
3,079,157 (3)	Ginnie Mae 2015-H29 FL, 6.032%, (TSFR1M + 0.714%), 11/20/2065	3,055,916	0.3
2,543,687 (3)	Ginnie Mae 2015-H30 FE, 6.032%, (TSFR1M + 0.714%), 11/20/2065	2,533,733	0.2
769,127 (3)	Ginnie Mae 2015-H31 FT, 6.082%, (TSFR1M + 0.764%), 11/20/2065	767,754	0.1
11,546,938 (4)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,408,440	0.1
4,929,883 (4)	Ginnie Mae 2016-145 IU, 3.500%, 10/20/2046	796,974	0.1
4,996,730 (3)(4)	Ginnie Mae 2016-20 BS, 0.661%, (-1.000*TSFR1M + 5.986%), 02/20/2046	397,668	0.0
2,756,929 (3)	Ginnie Mae 2016-5 AB, 4.684%, 01/20/2046	2,640,269	0.2
4,316,858	Ginnie Mae 2016-69 B, 3.000%, 05/20/2046	3,732,129	0.3
168,463 (4)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	2,572	0.0
250,352 (3)	Ginnie Mae 2016-H01 FL, 6.082%, (TSFR1M + 0.764%), 12/20/2065	249,803	0.0
1,231,250 (3)	Ginnie Mae 2016-H02 FH, 6.432%, (TSFR1M + 1.114%), 01/20/2066	1,224,424	0.1
321,542 (3)	Ginnie Mae 2016-H03 FB, 6.082%, (TSFR1M + 0.764%), 01/20/2066	319,359	0.0
259,682 (3)	Ginnie Mae 2016-H07 FK, 4.952%, (TSFR1M + 1.114%), 03/20/2066	257,926	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
918,491 (3)	Ginnie Mae 2016-H09 FB, 5.538%, (TSFR1M + 1.014%), 04/20/2066	$912,255	0.1
2,738,356 (3)	Ginnie Mae 2016-H11 F, 6.232%, (TSFR1M + 0.914%), 05/20/2066	2,718,544	0.2
794,332 (3)	Ginnie Mae 2016-H11 FE, 5.480%, (TSFR1M + 0.964%), 04/20/2066	788,105	0.1
1,605,839 (3)	Ginnie Mae 2016-H13 FD, 5.830%, (H15T1Y + 0.450%), 05/20/2066	1,600,757	0.1
259,321 (3)	Ginnie Mae 2016-H13 FT, 6.012%, (TSFR1M + 0.694%), 05/20/2066	258,632	0.0
8,513,289 (3)	Ginnie Mae 2016-H20 FB, 5.982%, (TSFR1M + 0.664%), 09/20/2066	8,474,105	0.7
124,628 (3)	Ginnie Mae 2016-H20 FG, 6.132%, (TSFR1M + 0.814%), 08/20/2066	124,418	0.0
1,686,551 (3)	Ginnie Mae 2016-H21 FH, 6.282%, (TSFR1M + 0.964%), 09/20/2066	1,679,556	0.1
3,972,600 (3)	Ginnie Mae 2016-H23 F, 6.182%, (TSFR1M + 0.864%), 10/20/2066	3,974,666	0.3
3,846,097	Ginnie Mae 2017- 107 QZ, 3.000%, 08/20/2045	2,925,732	0.2
1,000,000	Ginnie Mae 2017- 117 BE, 2.500%, 08/20/2047	777,177	0.1
1,000,000	Ginnie Mae 2017- 117 NG, 2.500%, 08/20/2047	760,228	0.1
1,697,916	Ginnie Mae 2017-122 CZ, 3.000%, 08/20/2047	1,231,642	0.1
2,025,432 (4)	Ginnie Mae 2017-123 IO, 5.000%, 08/16/2047	424,727	0.0
2,890,000	Ginnie Mae 2017-162 PL, 3.000%, 10/20/2047	2,112,469	0.2
750,000	Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	576,667	0.1
10,000,000	Ginnie Mae 2017- 180 QB, 2.500%, 12/20/2047	8,085,873	0.7
1,244,338	Ginnie Mae 2017- 56 HM, 3.000%, 12/20/2046	1,100,637	0.1
5,121,331	Ginnie Mae 2017-56 JZ, 3.000%, 04/20/2047	3,974,587	0.3
649,709 (3)	Ginnie Mae 2017-H07 FG, 5.892%, (TSFR1M + 0.574%), 02/20/2067	646,333	0.1
785,212 (3)	Ginnie Mae 2017-H14 FD, 5.902%, (TSFR1M + 0.584%), 06/20/2067	776,823	0.1
1,072,938 (3)	Ginnie Mae 2017-H14 FV, 5.932%, (TSFR1M + 0.614%), 06/20/2067	1,066,594	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,388,264 (3)	Ginnie Mae 2017-H17 FG, 5.932%, (TSFR1M + 0.614%), 08/20/2067	$1,381,485	0.1
634,567 (3)	Ginnie Mae 2017-H19 FA, 5.882%, (TSFR1M + 0.564%), 08/20/2067	631,656	0.1
1,388,148	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	1,228,559	0.1
350,341	Ginnie Mae 2018-163 DZ, 4.500%, 11/20/2048	302,109	0.0
696,820 (4)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	101,056	0.0
1,000,000	Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	788,641	0.1
1,589,951 (3)	Ginnie Mae 2018-H04 FM, 5.732%, (TSFR1M + 0.414%), 03/20/2068	1,576,070	0.1
237,561 (3)	Ginnie Mae 2018-H07 FE, 5.782%, (TSFR1M + 0.464%), 02/20/2068	236,331	0.0
3,503,865 (3)	Ginnie Mae 2018-H14 FG, 5.782%, (TSFR1M + 0.464%), 09/20/2068	3,476,804	0.3
2,683,712 (3)	Ginnie Mae 2018-H18 FC, 5.782%, (TSFR1M + 0.464%), 08/20/2065	2,668,909	0.2
9,797,236	Ginnie Mae 2019-1 LZ, 3.500%, 01/20/2049	7,468,903	0.6
1,435,941	Ginnie Mae 2019-1 Z, 4.000%, 01/20/2049	1,303,358	0.1
2,955,038 (3)	Ginnie Mae 2019-100 FD, 5.839%, (TSFR1M + 0.514%), 08/20/2049	2,855,647	0.2
11,177,362	Ginnie Mae 2019- 123 CA, 3.000%, 10/20/2049	9,599,020	0.8
816,406 (4)	Ginnie Mae 2019-29 AI, 5.000%, 07/20/2048	168,462	0.0
12,000,000 (4)	Ginnie Mae 2019-56 YI, 5.000%, 05/20/2049	3,004,018	0.2
109,899	Ginnie Mae 2019- 71 EN, 4.000%, 06/20/2049	87,052	0.0
329,327 (3)	Ginnie Mae 2019-H01 FJ, 4.525%, (TSFR1M + 0.414%), 09/20/2068	327,623	0.0
1,947,962 (3)	Ginnie Mae 2019-H01 FL, 5.882%, (TSFR1M + 0.564%), 12/20/2068	1,942,216	0.2
2,189,419 (3)	Ginnie Mae 2019-H05 FL, 5.912%, (TSFR1M + 0.594%), 03/20/2069	2,169,817	0.2
436,946 (3)	Ginnie Mae 2019-H10 FM, 5.832%, (TSFR1M + 0.514%), 05/20/2069	432,244	0.0
1,525,353 (3)	Ginnie Mae 2019-H19 FB, 5.882%, (TSFR1M + 0.564%), 11/20/2069	1,517,178	0.1
19,840,841 (4)	Ginnie Mae 2020-47 LI, 3.500%, 04/20/2050	3,448,318	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
569,609 (3)	Ginnie Mae 2020-H01 FT, 5.880%, (H15T1Y + 0.500%), 01/20/2070	$567,301	0.0
3,288,152 (3)	Ginnie Mae 2020-H10 FD, 5.832%, (TSFR1M + 0.514%), 05/20/2070	3,274,840	0.3
8,667,759 (3)(4)	Ginnie Mae 2021- 58 SB, 0.861%, (-1.000*TSFR1M + 6.186%), 04/20/2051	722,741	0.1
6,070,489 (4)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	901,303	0.1
15,163,409 (3)(4)	Ginnie Mae 2021- 77 SK, 0.286%, (-1.000*TSFR1M + 3.186%), 05/20/2051	222,417	0.0
106,995 (3)	Ginnie Mae 2021-H09 Z, 3.080%, 10/20/2066	95,948	0.0
10,951,632	Ginnie Mae 2022- 205 ZG, 5.500%, 12/20/2052	9,999,654	0.8
2,346,452	Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	1,829,900	0.2
5,701,898	Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	5,092,375	0.4
1,482,530 (3)	Seasoned Credit Risk Transfer Trust Series 2018-2 HA, 3.000%, 11/25/2057	1,342,944	0.1
4,087,260	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	3,781,033	0.3
1,692,363	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,567,067	0.1
7,265,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	6,552,071	0.5
3,218,747	Seasoned Loans Structured Transaction Trust Series 2019- 2 A1C, 2.750%, 09/25/2029	2,913,536	0.2
5,875,000	Seasoned Loans Structured Transaction Trust Series 2019- 3 A2C, 2.750%, 11/25/2029	4,921,394	0.4
1,723,812	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,553,565	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,170,692 (3)(4)	Vendee Mortgage Trust 2011-2 IO, 0.351%, 10/15/2041	$309,211	0.0

	Total Collateralized Mortgage Obligations (Cost $631,496,133)	557,980,270	45.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.0%
9,244,346 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	623,416	0.1
28,083,690 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K108 X1, 1.810%, 03/25/2030	2,377,610	0.2
19,387,765 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.813%, 04/25/2030	1,597,253	0.1
2,977,870 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.023%, 09/25/2030	149,039	0.0
16,461,047 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.629%, 05/25/2035	1,839,237	0.1
14,667,554 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	1,383,172	0.1
34,085,166 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.693%, 12/25/2035	1,553,174	0.1
24,617,156 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.831%, 09/25/2027	611,734	0.0
31,466,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	1,903,331	0.2
34,672,783 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.078%, 01/25/2031	3,431,832	0.3
251,114 (3)	Ginnie Mae 2004-23 Z, 5.757%, 03/16/2044	243,008	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,571,648 (3)(4)	Ginnie Mae 2006-67 IO, 0.608%, 11/16/2046	$10,841	0.0
43,809 (3)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	43,661	0.0
472,125	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	445,628	0.0
221,713 (3)(4)	Ginnie Mae 2008-45 IO, 0.859%, 02/16/2048	308	0.0
49,568 (3)	Ginnie Mae 2009-115 D, 4.824%, 01/16/2050	48,888	0.0
56,432 (3)(4)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	755	0.0
8,105,499 (3)(4)	Ginnie Mae 2011-47 IO, 0.196%, 01/16/2051	21,248	0.0
1,977,108 (3)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,353,973	0.1
11,160,648	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	8,490,641	0.7
1,992,294	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,188,964	0.1
1,981,911	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,202,331	0.1
2,628,074 (3)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	1,960,911	0.2
3,427,895	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,369,632	0.2
5,208,237	Ginnie Mae 2021-79 Z, 1.750%, 08/16/2063	2,084,145	0.2
2,588,993	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,075,695	0.1
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	903,589	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $51,780,065)	36,914,016	3.0

ASSET-BACKED SECURITIES: 0.1%

	Other Asset-Backed Securities: 0.1%
990,067 (3)	Fannie Mae Grantor Trust 2001-T9 A1, 5.544%, (TSFR1M + 0.224%), 09/25/2031	981,249	0.1
96,360 (3)(6)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.453%, 07/26/2033	93,363	0.0
8,463 (3)(6)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	8,343	0.0
6,597 (3)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	6,146	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,053 (3)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	$5,872	0.0
		1,094,973	0.1
	Total Asset-Backed Securities
	(Cost $1,098,247)	1,094,973	0.1

	Total Long-Term Investments
	(Cost $1,755,221,332)	1,582,132,071	127.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 3.3%
	U.S. Government Agency Obligations: 0.6%
8,000,000 (3)	Federal Home Loan Banks, 5.400%, (SOFRRATE + 0.090%), 12/05/2023
	(Cost $8,000,000)	8,001,578	0.6
	U.S. Treasury Bills: 2.7%
10,475,000 (7)	United States Treasury Bill, 4.720%, 10/17/2023
	(Cost $10,450,213)	10,452,010	0.9
5,000,000 (7)	United States Treasury Bill, 5.220%, 11/21/2023
	(Cost $4,962,436)	4,963,125	0.4
5,000,000 (7)	United States Treasury Bill, 5.280%, 12/07/2023
	(Cost $4,950,538)	4,951,325	0.4
2,900,000 (7)	United States Treasury Bill, 5.340%, 01/09/2024
	(Cost $2,857,137)	2,857,772	0.2
10,000,000 (7)	United States Treasury Bill, 5.390%, 01/16/2024
	(Cost $9,841,373)	9,843,135	0.8
	Total U.S. Treasury Bills
	(Cost $33,061,697)	33,067,367	2.7
	Total Short-Term Investments
	(Cost $41,061,697)	41,068,945	3.3
	Total Investments in Securities
	(Cost $1,796,283,029)	$1,623,201,016	131.1
	Liabilities in Excess of
	Other Assets	(384,647,900)	(31.1)
	Net Assets	$1,238,553,116	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2023 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(2)	Represents or includes a TBA transaction.

(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.

(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(6)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2023.

Reference Rate Abbreviations:

H15T1Y	U.S. Treasury 1-Year Constant Maturity
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate

Investment Type Allocation
as of September 30, 2023
(as a percentage of net assets)
U.S. Government Agency Obligations	80.2%
Collateralized Mortgage Obligations	45.1%
Commercial Mortgage-Backed Securities	3.0%
U.S. Treasury Bills	2.7%
Asset-Backed Securities	0.1%
Liabilities in Excess of Other Assets	(31.1)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$986,142,812	$—	$986,142,812
Collateralized Mortgage Obligations	—	557,980,270	—	557,980,270
Commercial Mortgage-Backed Securities	—	36,914,016	—	36,914,016
Asset-Backed Securities	—	1,094,973	—	1,094,973
Short-Term Investments	—	41,068,945	—	41,068,945
Total Investments, at fair value	$—	$1,623,201,016	$—	$1,623,201,016
Other Financial Instruments+
Futures	3,155,408	—	—	3,155,408
Total Assets	$3,155,408	$1,623,201,016	$—	$1,626,356,424
Liabilities Table
Other Financial Instruments+
Futures	$(99,316)	$—	$—	$(99,316)
Total Liabilities	$(99,316)	$—	$—	$(99,316)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya GNMA Income Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	201	12/29/23	$40,744,898	$(99,316)
			$40,744,898	$(99,316)
Short Contracts:
U.S. Treasury 5-Year Note	(676)	12/29/23	(71,222,937)	611,334
U.S. Treasury 10-Year Note	(1,224)	12/19/23	(132,268,500)	1,371,031
U.S. Treasury Long Bond	(110)	12/19/23	(12,515,937)	689,843
U.S. Treasury Ultra 10-Year Note	(141)	12/19/23	(15,730,313)	474,481
U.S. Treasury Ultra Long Bond	(1)	12/19/23	(118,688)	8,719
			$(231,856,375)	$3,155,408

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$3,155,408
Total Asset Derivatives		$3,155,408

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$99,316
Total Liability Derivatives		$99,316

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2023 (Unaudited) (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$5,656,659

Total	$5,656,659

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$5,171,119
Total	$5,171,119

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,602,812,528.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,756,052
Gross Unrealized Depreciation	(176,479,042)
Net Unrealized Depreciation	$(170,722,990)

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 95.1%
	Basic Materials: 6.0%
1,225,000 (1)(2)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$1,220,431	0.2
625,000 (1)(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	340,612	0.1
1,700,000	ATI, Inc., 7.250%, 08/15/2030	1,689,324	0.3
1,615,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,408,611	0.3
600,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	511,751	0.1
1,610,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,383,284	0.3
1,660,000 (1)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	1,373,218	0.3
1,970,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,856,029	0.4
1,350,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,296,189	0.3
2,100,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,967,629	0.4
1,625,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,536,720	0.3
1,550,000 (1)(2)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	1,413,570	0.3
1,575,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,422,083	0.3
1,770,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	1,617,267	0.3
300,000 (1)	Novelis Corp., 3.250%, 11/15/2026	268,301	0.1
1,450,000 (1)	Novelis Corp., 3.875%, 08/15/2031	1,159,876	0.2
575,000 (1)	Novelis Corp., 4.750%, 01/30/2030	498,404	0.1
1,400,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,237,047	0.3
1,135,000	Olin Corp., 5.000%, 02/01/2030	1,009,359	0.2
1,165,000	Olin Corp., 5.125%, 09/15/2027	1,090,382	0.2
800,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	740,914	0.2
1,775,000 (1)	SPCM SA, 3.125%, 03/15/2027	1,572,850	0.3
1,575,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,473,506	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
1,650,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$862,833	0.2
		28,950,190	6.0

	Communications: 14.4%
1,170,000 (1)	Acuris Finance US, Inc. / Acuris Finance Sarl, 5.000%, 05/01/2028	963,834	0.2
1,509,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	748,375	0.2
2,825,000 (1)	Altice France SA/ France, 5.500%, 10/15/2029	2,035,653	0.4
1,000,000 (1)	Altice France SA/ France, 8.125%, 02/01/2027	888,071	0.2
2,185,000	AMC Networks, Inc., 4.250%, 02/15/2029	1,343,776	0.3
1,396,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	897,520	0.2
2,475,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,824,887	0.4
3,450,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	2,711,262	0.6
2,025,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,841,197	0.4
1,975,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,842,203	0.4
650,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	628,538	0.1
460,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	261,807	0.1
755,000 (1)	CommScope Technologies LLC, 6.000%, 06/15/2025	719,710	0.1
940,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	692,648	0.1
1,485,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	891,000	0.2
966,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	902,194	0.2
604,000	CSC Holdings LLC, 5.250%, 06/01/2024	575,514	0.1
3,700,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,078,533	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
800,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	$520,780	0.1
1,900,000 (1)(2)	CSC Holdings LLC, 11.250%, 05/15/2028	1,895,272	0.4
2,455,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	2,173,779	0.4
1,950,000	DISH DBS Corp., 5.125%, 06/01/2029	1,083,956	0.2
950,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	732,094	0.1
1,350,000	DISH DBS Corp., 7.375%, 07/01/2028	852,881	0.2
2,350,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	2,371,011	0.5
925,000	Embarq Corp., 7.995%, 06/01/2036	522,537	0.1
1,540,000 (1)	GCI LLC, 4.750%, 10/15/2028	1,329,959	0.3
2,600,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,704,891	0.3
1,275,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	1,012,410	0.2
1,392,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,215,508	0.2
736,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	592,943	0.1
1,575,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,448,622	0.3
2,465,000 (1)	Level 3 Financing, Inc., 3.750%, 07/15/2029	1,381,280	0.3
1,400,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	1,410,476	0.3
2,415,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	2,168,018	0.4
1,315,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,142,130	0.2
1,239,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	989,695	0.2
1,105,000 (4)	Paramount Global, 6.250%, 02/28/2057	833,723	0.2
1,400,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	737,114	0.2
670,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	597,834	0.1
3,980,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,639,332	0.7
1,207,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	812,096	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,475,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	$1,192,862	0.2
915,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	763,797	0.2
1,010,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	876,728	0.2
960,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	859,903	0.2
1,400,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	1,417,878	0.3
615,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	501,415	0.1
2,385,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,223,754	0.5
1,155,000 (1)	Urban One, Inc., 7.375%, 02/01/2028	992,359	0.2
425,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	368,688	0.1
705,000 (1)	Viasat, Inc., 6.500%, 07/15/2028	489,185	0.1
415,000 (1)	Viasat, Inc., 7.500%, 05/30/2031	274,626	0.1
1,745,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,420,343	0.3
2,975,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,570,639	0.5
1,750,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,415,869	0.3
2,275,000 (1)(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	1,691,009	0.3
		70,074,118	14.4

	Consumer, Cyclical: 21.7%
755,000 (1)	1011778 BC ULC / New Red Finance, Inc., 3.500%, 02/15/2029	646,958	0.1
1,945,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,618,520	0.3
1,745,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,647,795	0.3
925,000 (1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	927,264	0.2
1,940,000 (1)	Affinity Interactive, 6.875%, 12/15/2027	1,646,894	0.3
525,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	424,938	0.1
1,435,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,354,569	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,820,000 (1)	American Airlines, Inc., 7.250%, 02/15/2028	$1,741,916	0.4
522,500 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	510,771	0.1
1,555,000 (1)	Arko Corp., 5.125%, 11/15/2029	1,255,989	0.3
1,175,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,053,251	0.2
1,115,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	955,011	0.2
1,560,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	1,318,160	0.3
1,450,000 (1)	Banijay Entertainment SASU, 8.125%, 05/01/2029	1,440,176	0.3
1,925,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,688,819	0.3
345,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	359,161	0.1
305,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	266,078	0.1
1,075,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	1,049,470	0.2
445,000 (1)	Brinker International, Inc., 8.250%, 07/15/2030	428,742	0.1
1,950,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,654,058	0.3
1,625,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,604,188	0.3
1,300,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,266,358	0.3
1,160,000 (1)	Carnival Corp., 4.000%, 08/01/2028	1,006,760	0.2
2,410,000 (1)(2)	Carnival Corp., 6.000%, 05/01/2029	2,058,508	0.4
1,450,000 (1)	Carrols Restaurant Group, Inc., 5.875%, 07/01/2029	1,218,383	0.3
1,755,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,680,281	0.3
800,000 (2)	Delta Air Lines, Inc., 4.375%, 04/19/2028	736,152	0.2
490,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	496,448	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,245,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	$1,254,661	0.3
1,580,000 (1)(2)	Foot Locker, Inc., 4.000%, 10/01/2029	1,141,242	0.2
2,200,000 (2)	Ford Motor Co., 6.100%, 08/19/2032	2,074,474	0.4
3,100,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	2,769,449	0.6
3,400,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	3,099,528	0.6
1,400,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,315,429	0.3
1,800,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,649,528	0.3
425,000 (1)	Gap, Inc., 3.625%, 10/01/2029	315,023	0.1
1,425,000 (1)	Gap, Inc., 3.875%, 10/01/2031	1,002,900	0.2
775,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	774,031	0.2
1,475,000 (1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	1,241,384	0.3
1,525,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,405,650	0.3
1,795,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,527,683	0.3
425,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	400,185	0.1
2,200,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	2,029,601	0.4
1,560,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,280,768	0.3
1,645,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,400,587	0.3
1,810,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,196,025	0.2
500,000	M/I Homes, Inc., 3.950%, 02/15/2030	408,343	0.1
1,305,000	M/I Homes, Inc., 4.950%, 02/01/2028	1,177,723	0.2
685,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	464,195	0.1
480,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	407,458	0.1

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
950,000 (1)(2)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	$785,061	0.2
850,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	785,188	0.2
1,675,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,383,810	0.3
850,000	MGM Resorts International, 4.625%, 09/01/2026	794,710	0.2
840,000	MGM Resorts International, 4.750%, 10/15/2028	741,015	0.2
1,520,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,372,256	0.3
460,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	444,407	0.1
1,425,000 (1)(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,324,170	0.3
350,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	355,343	0.1
1,155,000 (1)(2)	NCL Finance Ltd., 6.125%, 03/15/2028	1,020,633	0.2
1,175,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	1,194,094	0.2
4,220,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	3,909,563	0.8
259,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	273,628	0.1
1,060,000 (1)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	1,150,654	0.2
1,650,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/2025	1,609,688	0.3
1,950,000	Sands China Ltd., 5.375%, 08/08/2025	1,891,247	0.4
1,400,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,209,334	0.2
1,725,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,697,279	0.3
1,720,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,493,674	0.3
1,485,000 (1)(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,233,001	0.3
570,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	479,436	0.1
1,375,000 (1)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,172,365	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,220,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	$1,938,981	0.4
1,525,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,413,896	0.3
1,550,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,356,072	0.3
1,450,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,120,389	0.2
275,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	229,801	0.0
1,520,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,472,842	0.3
725,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	671,195	0.1
2,105,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,923,402	0.4
1,375,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	1,064,284	0.2
1,455,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,287,727	0.3
1,540,000 (1)	William Carter Co., 5.625%, 03/15/2027	1,482,743	0.3
2,275,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	2,118,447	0.4
123,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	121,052	0.0
1,000,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	962,460	0.2
1,475,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	1,444,615	0.3
		105,319,947	21.7

	Consumer, Non-cyclical: 17.1%
1,200,000 (1)	1375209 BC Ltd., 9.000%, 01/30/2028	1,187,596	0.3
1,980,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,843,597	0.4
1,735,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	1,468,946	0.3
1,250,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	1,056,056	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,180,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	$1,007,095	0.2
600,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	541,410	0.1
1,325,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,276,722	0.3
1,750,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,614,375	0.3
485,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	438,838	0.1
710,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	597,529	0.1
815,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	716,645	0.2
1,975,000	B&G Foods, Inc., 5.250%, 09/15/2027	1,656,059	0.3
945,000 (1)	Bausch & Lomb Escrow Corp., 8.375%,10/01/2028	948,988	0.2
1,625,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	926,853	0.2
1,625,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	1,013,263	0.2
1,600,000 (1)	Bausch Health Cos., Inc., 11.000%, 09/30/2028	1,089,520	0.2
1,645,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,621,944	0.3
2,200,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,998,612	0.4
890,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	631,099	0.1
1,500,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	1,142,230	0.2
1,255,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,078,045	0.2
1,375,000 (1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	732,188	0.2
2,100,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	2,071,325	0.4
625,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	475,659	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,500,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	$2,055,903	0.4
2,250,000	Encompass Health Corp., 4.750%, 02/01/2030	1,993,761	0.4
1,545,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,494,911	0.3
702,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	671,874	0.1
1,000,000 (1)	IQVIA, Inc., 6.500%, 05/15/2030	980,019	0.2
2,170,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,893,713	0.4
1,125,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,129,480	0.2
2,300,000 (1)(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,980,806	0.4
1,660,000 (1)	Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	1,628,651	0.3
1,985,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,679,931	0.4
2,225,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	1,925,751	0.4
1,450,000 (1)	ModivCare, Inc., 5.875%, 11/15/2025	1,379,719	0.3
855,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	642,930	0.1
1,685,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,480,620	0.3
811,000	New Albertsons L.P., 7.450%, 08/01/2029	820,030	0.2
2,755,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	2,211,556	0.5
1,275,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	693,473	0.1
900,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	842,464	0.2
1,250,000	Perrigo Finance Unlimited Co., 4.650%, 06/15/2030	1,067,213	0.2
1,235,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,059,074	0.2
2,400,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	2,271,200	0.5
2,385,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	2,211,655	0.5

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,735,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	$1,485,299	0.3
1,610,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	1,574,365	0.3
1,590,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	1,306,328	0.3
1,520,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	1,361,327	0.3
1,350,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	1,163,272	0.2
1,425,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,327,572	0.3
2,400,000 (2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,255,232	0.5
2,350,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	2,206,178	0.5
1,750,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	1,610,823	0.3
1,750,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,432,690	0.3
1,534,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,171,439	0.2
680,000	United Rentals North America, Inc., 3.750%, 01/15/2032	549,607	0.1
1,330,000	United Rentals North America, Inc., 4.875%, 01/15/2028	1,243,647	0.3
405,000	United Rentals North America, Inc., 5.250%, 01/15/2030	375,122	0.1
275,000	United Rentals North America, Inc., 5.500%, 05/15/2027	267,523	0.1
1,460,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,465,044	0.3
1,425,000 (1)	VT Topco, Inc., 8.500%, 08/15/2030	1,412,966	0.3
670,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	600,387	0.1
1,195,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	1,184,323	0.2
		83,242,472	17.1

	Energy: 12.4%
1,290,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	1,182,527	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,565,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	$1,495,121	0.3
905,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	834,296	0.2
1,625,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,514,743	0.3
620,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	600,360	0.1
1,960,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,764,753	0.4
2,040,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	2,002,280	0.4
1,720,000 (1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	1,433,817	0.3
2,270,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	2,227,018	0.5
240,000 (1)	Crescent Energy Finance LLC, 9.250%, 02/15/2028	245,258	0.1
2,625,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	2,536,511	0.5
900,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	882,932	0.2
1,320,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,207,461	0.2
805,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	697,027	0.1
1,475,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	1,241,993	0.3
1,890,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,936,154	0.4
1,850,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,778,433	0.4
1,615,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,596,500	0.3
3,175,000	EnLink Midstream LLC, 5.375%, 06/01/2029	2,939,974	0.6

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
590,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	$563,775	0.1
1,555,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	1,460,981	0.3
945,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	931,202	0.2
1,150,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	971,069	0.2
1,075,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	989,962	0.2
400,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	363,914	0.1
870,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	786,544	0.2
955,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	862,149	0.2
965,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	852,629	0.2
2,143,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	2,011,527	0.4
2,090,000 (1)(2)	Matador Resources Co., 6.875%, 04/15/2028	2,054,099	0.4
1,350,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,309,277	0.3
1,634,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,607,708	0.3
1,305,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	1,316,419	0.3
1,450,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,432,517	0.3
2,005,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	1,888,670	0.4
2,815,000	Southwestern Energy Co., 5.375%, 02/01/2029	2,595,141	0.5
750,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	659,094	0.1
1,695,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,469,968	0.3
1,230,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,228,007	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,113,750 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	$1,097,679	0.2
230,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	234,219	0.0
1,030,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	1,007,747	0.2
700,000 (1)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	589,794	0.1
2,300,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,889,751	0.4
975,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	966,101	0.2
975,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	959,441	0.2
		60,216,542	12.4

	Financial: 7.6%
1,010,000 (2)	Ally Financial, Inc., 5.750%, 11/20/2025	981,440	0.2
955,000	Ally Financial, Inc., 6.700%, 02/14/2033	829,991	0.2
1,450,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,291,809	0.3
1,795,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,585,736	0.3
1,425,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,310,259	0.3
510,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	448,767	0.1
925,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	926,051	0.2
415,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	424,705	0.1
3,100,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 5.250%, 05/15/2027	2,728,480	0.6
1,371,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,109,270	0.2
650,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	504,822	0.1
1,370,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,184,267	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,620,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	$1,149,849	0.2
1,870,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,452,004	0.3
1,050,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	981,935	0.2
2,065,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,679,344	0.3
1,465,000	Navient Corp., 4.875%, 03/15/2028	1,243,411	0.3
811,000 (2)	Navient Corp., 5.000%, 03/15/2027	729,831	0.2
825,000	OneMain Finance Corp., 4.000%, 09/15/2030	620,053	0.1
1,900,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,593,530	0.3
575,000	OneMain Finance Corp., 7.125%, 03/15/2026	563,728	0.1
2,250,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	2,058,266	0.4
1,175,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	893,787	0.2
2,225,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,611,768	0.3
2,025,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,991,452	0.4
350,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	316,862	0.1
755,000	Service Properties Trust, 4.750%, 10/01/2026	648,459	0.1
745,000	Service Properties Trust, 5.500%, 12/15/2027	637,638	0.1
2,410,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	2,184,026	0.5
1,450,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/2028	1,421,620	0.3
1,935,000 (1)	XHR L.P., 4.875%, 06/01/2029	1,646,830	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
305,000 (1)	XHR L.P., 6.375%, 08/15/2025	$299,733	0.1
		37,049,723	7.6

	Industrial: 12.2%
930,000 (1)	AmeriTex HoldCo Intermediate LLC, 10.250%, 10/15/2028	920,700	0.2
2,300,000 (1)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,738,894	0.4
865,000	Ball Corp., 3.125%, 09/15/2031	678,625	0.1
300,000	Ball Corp., 4.875%, 03/15/2026	288,408	0.1
730,000	Ball Corp., 6.875%, 03/15/2028	735,187	0.2
1,095,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	1,040,531	0.2
1,290,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	1,259,823	0.3
1,570,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,495,229	0.3
2,300,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	2,053,376	0.4
295,000 (1)(2)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	283,147	0.1
1,725,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,595,487	0.3
1,745,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,756,744	0.4
1,625,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,582,118	0.3
1,535,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,479,624	0.3
2,390,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	2,067,237	0.4
2,275,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	2,064,964	0.4
475,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/01/2025	467,276	0.1
1,780,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,557,067	0.3
525,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	505,063	0.1

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
890,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	$774,189	0.2
700,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	577,657	0.1
730,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	625,471	0.1
1,275,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	987,194	0.2
1,875,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,573,787	0.3
1,555,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	1,529,251	0.3
2,310,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	2,026,762	0.4
775,000 (1)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	644,832	0.1
1,525,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,336,719	0.3
1,425,000 (1)	Maxim Crane Works Holdings Capital LLC, 11.500%, 09/01/2028	1,389,375	0.3
1,925,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,903,257	0.4
1,650,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,614,937	0.3
1,655,000 (1)(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,527,852	0.3
1,205,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	1,038,002	0.2
1,075,000 (1)	Rolls-Royce PLC, 3.625%, 10/14/2025	1,010,500	0.2
1,600,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,545,453	0.3
1,550,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	1,384,773	0.3
275,000 (1)	Sealed Air Corp., 5.125%, 12/01/2024	271,793	0.1
910,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	882,323	0.2
690,000 (1)	Sensata Technologies BV, 5.000%, 10/01/2025	669,664	0.1
2,180,000 (1)	Sensata Technologies, Inc., 3.750%,02/15/2031	1,766,563	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,925,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	$1,490,404	0.3
1,125,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	932,899	0.2
1,325,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,204,377	0.2
1,000,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	977,451	0.2
1,615,000 (2)	TransDigm, Inc., 4.625%, 01/15/2029	1,412,309	0.3
1,300,000	TransDigm, Inc., 5.500%, 11/15/2027	1,218,548	0.2
2,245,000 (1)	TransDigm, Inc., 6.875%, 12/15/2030	2,203,960	0.5
1,500,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,303,388	0.3
		59,393,190	12.2

	Technology: 2.4%
2,035,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,801,668	0.4
1,175,000 (1)(2)	Cloud Software Group, Inc., 9.000%, 09/30/2029	1,022,703	0.2
1,150,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	981,168	0.2
1,065,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	988,796	0.2
725,000 (1)(2)	Entegris, Inc., 3.625%, 05/01/2029	616,388	0.1
1,200,000 (1)	McAfee Corp., 7.375%, 02/15/2030	1,006,036	0.2
1,550,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	1,500,764	0.3
820,000 (1)	Open Text Corp., 3.875%, 12/01/2029	674,957	0.2
1,750,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,465,960	0.3
1,125,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	378,703	0.1
1,375,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	1,112,052	0.2
		11,549,195	2.4

	Utilities: 1.3%
2,085,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,801,799	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,540,000	TransAlta Corp., 7.750%, 11/15/2029	$1,560,690	0.3
1,005,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	864,860	0.2
1,125,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,073,920	0.2
1,350,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,281,490	0.2
		6,582,759	1.3

	Total Corporate Bonds/ Notes (Cost $498,938,245)	462,378,136	95.1
BANK LOANS: 1.0%
	Communications: 0.2%
1,132,000	AP Core Holdings II, LLC, High-Yield Term Loan B2, 10.717%, (TSFR3M+5.500%), 09/01/2027	1,101,105	0.2

	Consumer, Non-cyclical: 0.3%
1,240,000	Nielsen Consumer Inc., 2023 USD Fifth Amendment Incremental Term Loan, 11.549%, (TSFR3M+6.250%), 03/05/2028	1,187,300	0.3

	Financial: 0.3%
1,555,000	HUB International Limited, 2023 Term Loan B, 9.369%, (TSFR3M+4.250%), 06/30/2030	1,561,630	0.3

	Lodging & Casinos: 0.2%
906,000	Hilton Worldwide, 2019 Term Loan B2, 6.939%, (TSFR1M+1.750%), 06/21/2026	906,688	0.2

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television: 0.0%
3,866	Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.807%, (TSFR3M+3.500%), 08/23/2026	$3,764	0.0
	Total Bank Loans (Cost $4,777,085)	4,760,487	1.0
	Total Long-Term Investments (Cost $503,715,330)	467,138,623	96.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Commercial Paper: 2.4%
1,500,000	Dominion Energy, Inc., 5.810%, 10/25/2023	1,494,056	0.3
3,000,000	EIDP Inc., 6.130%, 10/11/2023	2,994,486	0.6
700,000	Entergy Corp., 5.910%, 10/18/2023	697,966	0.1
2,000,000	Exelon Corp., 8.250%, 10/02/2023	1,999,096	0.4
4,000,000	HP, Inc., 6.040%, 10/11/2023	3,992,728	0.8
700,000	Mondelez International, Inc., 8.250%, 10/02/2023	699,683	0.2
	Total Commercial Paper (Cost $11,881,365)	11,878,015	2.4

	Repurchase Agreements: 5.1%
410,030 (5)	Bethesda Securities LLC, Repurchase Agreement dated 09/29/2023, 5.390%, due 10/02/2023 (Repurchase Amount $410,212, collateralized by various U.S. Government Agency Obligations, 3.062%- 6.000%, Market Value plus accrued interest $418,231, due 08/01/28-07/01/53)	410,030	0.1

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,803,597 (5)	Cantor Fitzgerald, Repurchase Agreement dated 09/29/2023, 5.320%, due 10/02/2023 (Repurchase Amount $5,806,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $5,919,669, due 05/01/25-03/15/65)	$5,803,597	1.2
4,158,688 (5)	CF Secured LLC, Repurchase Agreement dated 09/29/2023, 5.320%, due 10/02/2023 (Repurchase Amount $4,160,506, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.166%, Market Value plus accrued interest $4,241,862, due 11/15/23-08/20/72)	4,158,688	0.8
2,798,895 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $2,800,114, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.087%, Market Value plus accrued interest $2,854,873, due 08/05/25-05/20/72)	2,798,895	0.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,803,597 (5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/29/2023, 5.330%, due 10/02/2023 (Repurchase Amount $5,806,139, collateralized by various U.S. Government Securities, 0.000%- 7.500%, Market Value plus accrued interest $5,919,669, due 10/31/23-02/15/53)	$5,803,597	1.2
5,803,597 (5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/29/2023, 5.370%, due 10/02/2023 (Repurchase Amount $5,806,159, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.449%, Market Value plus accrued interest $5,922,318, due 02/15/25-04/20/71)	5,803,597	1.2
	Total Repurchase Agreements (Cost $24,778,404)	24,778,404	5.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
493,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.270% (Cost $493,000)	$493,000	0.1
	Total Short-Term Investments (Cost $37,152,769)	37,149,419	7.6
	Total Investments in Securities (Cost $540,868,099)	$504,288,042	103.7
	Liabilities in Excess of Other Assets	(18,113,421)	(3.7)
	Net Assets	$486,174,621	100.0

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2023.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Investment Type Allocation
as of September 30, 2023
(as a percentage of net assets)

Corporate Bonds/Notes	95.1%
Repurchase Agreements	5.1%
Commercial Paper	2.4%
Bank Loans	1.0%
Mutual Funds	0.1%
Liabilities in Excess of Other Assets	(3.7)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$462,378,136	$—	$462,378,136
Bank Loans	—	4,760,487	—	4,760,487
Short-Term Investments	493,000	36,656,419	—	37,149,419
Total Investments, at fair value	$493,000	$503,795,042	$—	$504,288,042

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $542,181,561.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$642,312
Gross Unrealized Depreciation	(38,535,831)
Net Unrealized Depreciation	$(37,893,519)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.2%
	Basic Materials: 0.9%
1,725,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$1,476,143	0.0
1,377,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,343,608	0.0
1,168,000 (1)	Anglo American Capital PLC, 4.750%, 03/16/2052	893,006	0.0
671,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	658,587	0.0
4,048,000 (1)(2)	Anglo American Capital PLC, 5.500%, 05/02/2033	3,797,530	0.1
3,800,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	3,068,120	0.0
3,424,000 (2)	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	3,255,808	0.0
3,146,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	3,074,847	0.0
3,462,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	3,343,799	0.0
944,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	904,345	0.0
4,505,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,071,191	0.1
3,735,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	3,495,461	0.1
5,200,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	5,049,574	0.1
2,700,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	2,575,125	0.0
1,420,000	FMC Corp., 5.150%, 05/18/2026	1,380,167	0.0
3,000,000 (1)(2)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	2,371,335	0.0
1,625,000	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	1,389,026	0.0
4,410,000 (1)	Ingevity Corp., 3.875%, 11/01/2028	3,639,948	0.1
4,325,000 (1)	Novelis Corp., 4.750%, 01/30/2030	3,748,866	0.1
527,000	Nutrien Ltd., 5.800%, 03/27/2053	485,309	0.0
407,000	Nutrien Ltd., 5.875%, 12/01/2036	386,839	0.0
1,325,000 (1)	OCP SA, 3.750%, 06/23/2031	1,048,810	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
4,100,000 (2)	Olin Corp., 5.000%, 02/01/2030	$3,646,144	0.1
776,000 (2)	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	745,783	0.0
3,754,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	3,426,744	0.1
3,189,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,710,288	0.0
2,139,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	2,010,647	0.0
2,425,000	Suzano Austria GmbH, 3.750%, 01/15/2031	2,005,172	0.0
4,825,000	Suzano Austria GmbH, 6.000%, 01/15/2029	4,712,819	0.1
		70,715,041	0.9

	Communications: 2.4%
2,939,000	Amazon.com, Inc., 2.100%, 05/12/2031	2,358,392	0.0
3,040,000	Amazon.com, Inc., 2.875%, 05/12/2041	2,149,851	0.0
1,928,000	Amazon.com, Inc., 3.150%, 08/22/2027	1,794,439	0.0
1,519,000	Amazon.com, Inc., 4.100%, 04/13/2062	1,157,583	0.0
1,376,000	Amazon.com, Inc., 4.550%, 12/01/2027	1,348,217	0.0
5,300,000 (1)(2)	ANGI Group LLC, 3.875%, 08/15/2028	4,153,456	0.1
1,750,000	AT&T, Inc., 3.500%, 06/01/2041	1,216,668	0.0
2,404,000	AT&T, Inc., 3.500%, 09/15/2053	1,486,628	0.0
481,000	AT&T, Inc., 3.550%, 09/15/2055	294,750	0.0
8,203,000	AT&T, Inc., 3.650%, 09/15/2059	4,996,335	0.1
3,539,000	AT&T, Inc., 3.800%, 12/01/2057	2,244,186	0.0
649,000	AT&T, Inc., 4.500%, 05/15/2035	553,963	0.0
3,480,000	AT&T, Inc., 4.900%, 08/15/2037	3,017,455	0.0
1,245,000	AT&T, Inc., 5.400%, 02/15/2034	1,165,730	0.0
6,536,000	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	6,114,379	0.1
2,314,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	1,888,209	0.0
4,012,000	Comcast Corp., 1.950%, 01/15/2031	3,138,364	0.0
4,396,000	Comcast Corp., 2.650%, 02/01/2030	3,715,399	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
5,558,000	Comcast Corp., 3.900%, 03/01/2038	$4,544,339	0.1
1,873,000	Comcast Corp., 5.350%, 11/15/2027	1,872,892	0.0
8,557,000	Comcast Corp., 5.500%, 05/15/2064	7,794,858	0.1
533,000	Corning, Inc., 5.450%, 11/15/2079	448,356	0.0
4,420,000 (1)	GCI LLC, 4.750%, 10/15/2028	3,817,156	0.1
4,245,000 (1)(2)	Gray Television, Inc., 7.000%, 05/15/2027	3,657,237	0.1
5,000,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	3,950,375	0.1
2,528,000 (2)	Meta Platforms, Inc., 3.500%, 08/15/2027	2,385,345	0.0
7,870,000	Meta Platforms, Inc., 4.450%, 08/15/2052	6,235,100	0.1
884,000	Meta Platforms, Inc., 4.650%, 08/15/2062	704,235	0.0
6,909,000	Meta Platforms, Inc., 5.750%, 05/15/2063	6,520,385	0.1
2,000,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	1,435,000	0.0
2,160,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,941,551	0.0
3,800,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	3,353,973	0.0
4,617,000 (1)	NBN Co. Ltd., 6.000%, 10/06/2033	4,634,452	0.1
1,957,000 (2)	Paramount Global, 4.200%, 05/19/2032	1,556,656	0.0
2,755,000	Paramount Global, 4.375%, 03/15/2043	1,783,664	0.0
4,387,000 (2)	Paramount Global, 4.950%, 01/15/2031	3,768,951	0.1
3,871,000	Paramount Global, 4.950%, 05/19/2050	2,624,640	0.0
608,000	Paramount Global, 5.250%, 04/01/2044	425,350	0.0
3,121,000	Paramount Global, 5.850%, 09/01/2043	2,429,800	0.0
4,305,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	3,812,771	0.1
4,944,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,108,988	0.1
8,010,000	Sprint Capital Corp., 8.750%, 03/15/2032	9,273,385	0.1
4,365,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	3,997,838	0.1
5,387,000	Time Warner Cable LLC, 5.500%, 09/01/2041	4,217,500	0.1
2,829,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,345,883	0.0
2,569,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,210,268	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
642,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	$591,574	0.0
1,948,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	1,652,193	0.0
2,805,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	2,374,599	0.0
5,747,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	5,093,847	0.1
1,048,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	842,578	0.0
899,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	689,853	0.0
4,408,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	4,091,329	0.1
3,697,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	3,376,628	0.0
3,615,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	3,448,239	0.1
311,000	Verizon Communications, Inc., 1.750%, 01/20/2031	234,485	0.0
315,000	Verizon Communications, Inc., 2.550%, 03/21/2031	250,979	0.0
1,312,000	Verizon Communications, Inc., 3.400%, 03/22/2041	930,768	0.0
3,610,000	Verizon Communications, Inc., 3.850%, 11/01/2042	2,671,044	0.0
1,361,000	Verizon Communications, Inc., 4.400%, 11/01/2034	1,181,073	0.0
6,432,000	Verizon Communications, Inc., 4.812%, 03/15/2039	5,547,936	0.1
4,085,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	3,543,738	0.1
3,725,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	3,013,779	0.0
1,625,000	Vodafone Group PLC, 5.750%, 02/10/2063	1,426,654	0.0
4,860,000 (1)(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	3,612,440	0.1
		184,218,688	2.4

	Consumer, Cyclical: 1.6%
399,073	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	368,292	0.0
2,056,027	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	1,889,241	0.0
802,247	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	700,186	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,705,754	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	$2,438,711	0.0
5,692,150	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	5,079,819	0.1
1,076,679	American Airlines Pass Through Trust 2019-1, AA, 3.150%, 08/15/2033	924,690	0.0
4,028,000	American Honda Finance Corp., 4.700%, 01/12/2028	3,916,467	0.1
2,921,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	2,877,235	0.0
4,430,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	3,794,350	0.1
4,405,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	3,864,544	0.1
2,791,000 (1)	BMW US Capital LLC, 5.150%, 08/11/2033	2,658,941	0.0
3,738,647	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	3,283,222	0.0
1,157,644	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	1,081,217	0.0
685,049 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	651,285	0.0
3,850,000 (2)	Ford Motor Co., 6.100%, 08/19/2032	3,630,329	0.1
3,720,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,409,024	0.1
2,333,000	General Motors Co., 6.125%, 10/01/2025	2,331,474	0.0
1,732,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,630,976	0.0
1,982,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	1,899,767	0.0
4,340,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	3,710,761	0.1
3,050,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	2,983,711	0.0
1,692,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	1,236,774	0.0
2,043,000	Lowe's Cos., Inc., 5.750%, 07/01/2053	1,907,608	0.0
1,554,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	1,431,986	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
5,000,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	$3,388,283	0.0
1,978,000	McDonald's Corp., 5.450%, 08/14/2053	1,862,420	0.0
2,742,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,719,506	0.0
4,690,000 (1)(2)	Sonic Automotive, Inc., 4.875%, 11/15/2031	3,738,891	0.1
2,152,000 (2)	Target Corp., 4.800%, 01/15/2053	1,842,737	0.0
1,170,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	904,038	0.0
4,610,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	3,852,304	0.1
1,503,000	Toyota Motor Credit Corp., MTN, 1.900%, 01/13/2027	1,348,353	0.0
5,032,000	Toyota Motor Credit Corp., MTN, 4.550%, 09/20/2027	4,897,418	0.1
1,339,036	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	1,329,181	0.0
682,307	United Airlines Pass Through Trust 2016-2, A, 3.100%, 04/07/2030	587,240	0.0
3,998,804	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	3,530,894	0.1
752,712	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	668,746	0.0
2,325,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	2,000,838	0.0
4,966,559	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	4,971,879	0.1
436,390	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	420,324	0.0
3,487,000 (1)	Volkswagen Group of America Finance LLC, 5.900%, 09/12/2033	3,372,961	0.0
4,943,000	Walmart, Inc., 4.000%, 04/15/2030	4,646,273	0.1
9,092,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	8,397,848	0.1
3,270,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	2,530,795	0.0
5,932,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	4,411,252	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,163,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	$859,752	0.0
3,925,000 (1)	ZF North America Capital, Inc., 7.125%, 04/14/2030	3,850,704	0.1
		123,833,247	1.6

	Consumer, Non-cyclical: 4.8%
3,670,000	AbbVie, Inc., 2.600%, 11/21/2024	3,539,378	0.1
2,351,000	AbbVie, Inc., 4.050%, 11/21/2039	1,924,565	0.0
7,016,000	AbbVie, Inc., 4.300%, 05/14/2036	6,160,381	0.1
5,481,000	AbbVie, Inc., 4.500%, 05/14/2035	4,955,556	0.1
1,059,000	AbbVie, Inc., 4.550%, 03/15/2035	963,678	0.0
674,000	AbbVie, Inc., 4.625%, 10/01/2042	568,273	0.0
4,305,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	3,644,850	0.1
2,339,000	Aetna, Inc., 6.625%, 06/15/2036	2,417,279	0.0
4,460,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	3,806,478	0.1
2,610,000	Amgen, Inc., 2.770%, 09/01/2053	1,456,995	0.0
2,165,000	Amgen, Inc., 4.400%, 02/22/2062	1,605,910	0.0
3,741,000	Amgen, Inc., 5.250%, 03/02/2033	3,577,897	0.1
8,933,000	Amgen, Inc., 5.600%, 03/02/2043	8,310,410	0.1
3,434,000	Amgen, Inc., 5.650%, 03/02/2053	3,216,373	0.1
3,126,000	Amgen, Inc., 5.750%, 03/02/2063	2,886,350	0.0
2,321,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	2,024,316	0.0
4,324,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	4,182,260	0.1
265,000	BAT Capital Corp., 3.557%, 08/15/2027	242,579	0.0
2,393,000	BAT Capital Corp., 3.734%, 09/25/2040	1,606,718	0.0
1,771,000	BAT Capital Corp., 4.390%, 08/15/2037	1,356,548	0.0
2,482,000	BAT Capital Corp., 6.421%, 08/02/2033	2,414,419	0.0
2,657,000	BAT Capital Corp., 7.079%, 08/02/2043	2,550,707	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,704,000	BAT Capital Corp., 7.081%, 08/02/2053	$3,502,477	0.1
4,315,000	Becton Dickinson & Co., 4.693%, 02/13/2028	4,185,275	0.1
1,474,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,230,193	0.0
2,552,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	1,972,390	0.0
2,183,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	1,788,301	0.0
4,313,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	3,361,691	0.1
1,790,000	Centene Corp., 2.625%, 08/01/2031	1,373,221	0.0
25,057,000	Centene Corp., 3.000%, 10/15/2030	20,241,671	0.3
3,190,000	Centene Corp., 4.625%, 12/15/2029	2,876,726	0.0
2,705,000 (2)	Central Garden & Pet Co., 4.125%, 10/15/2030	2,258,172	0.0
3,471,000	Cigna Group, 3.250%, 04/15/2025	3,340,572	0.1
7,297,000	Cigna Group, 4.800%, 08/15/2038	6,433,359	0.1
2,284,000 (1)	CSL Finance PLC, 4.750%, 04/27/2052	1,935,162	0.0
1,398,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	1,163,486	0.0
4,475,000	CVS Health Corp., 2.700%, 08/21/2040	2,824,402	0.0
2,465,000	CVS Health Corp., 3.875%, 07/20/2025	2,382,657	0.0
3,492,000	CVS Health Corp., 4.125%, 04/01/2040	2,716,527	0.0
2,326,000	CVS Health Corp., 4.780%, 03/25/2038	2,004,191	0.0
3,342,000	CVS Health Corp., 5.050%, 03/25/2048	2,779,208	0.0
690,000	CVS Health Corp., 5.300%, 06/01/2033	653,987	0.0
2,253,000	CVS Health Corp., 6.000%, 06/01/2063	2,071,199	0.0
7,379,000 (1)	Danone SA, 2.947%, 11/02/2026	6,856,843	0.1
3,850,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	2,930,059	0.1
4,395,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	3,614,278	0.1
1,778,000	Elevance Health, Inc., 4.900%, 02/08/2026	1,744,589	0.0
2,221,000 (1)	ERAC USA Finance LLC, 5.400%, 05/01/2053	2,054,111	0.0
1,960,000 (2)	Estee Lauder Cos., Inc., 4.650%, 05/15/2033	1,829,294	0.0
2,801,000 (1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	2,444,023	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,374,000	Gilead Sciences, Inc., 5.550%, 10/15/2053	$2,284,216	0.0
10,098,000	Global Payments, Inc., 1.200%, 03/01/2026	9,010,861	0.1
1,760,000	Global Payments, Inc., 5.950%, 08/15/2052	1,580,614	0.0
1,282,000	HCA, Inc., 2.375%, 07/15/2031	982,123	0.0
2,570,000	HCA, Inc., 3.125%, 03/15/2027	2,336,047	0.0
1,245,000	HCA, Inc., 3.500%, 09/01/2030	1,053,758	0.0
8,542,000	HCA, Inc., 4.125%, 06/15/2029	7,736,896	0.1
3,544,000	HCA, Inc., 4.375%, 03/15/2042	2,714,739	0.0
3,076,000	HCA, Inc., 4.500%, 02/15/2027	2,937,621	0.1
1,449,000	HCA, Inc., 5.250%, 04/15/2025	1,431,586	0.0
2,509,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,323,207	0.0
3,870,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, 6.750%, 03/15/2034	3,768,974	0.1
2,210,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, 7.250%, 11/15/2053	2,138,628	0.0
3,259,000	Johnson & Johnson, 3.625%, 03/03/2037	2,749,040	0.0
5,044,000 (1)	Kenvue, Inc., 4.900%, 03/22/2033	4,823,399	0.1
2,085,000 (1)	Kenvue, Inc., 5.050%, 03/22/2028	2,058,691	0.0
1,734,000 (1)	Kenvue, Inc., 5.100%, 03/22/2043	1,602,309	0.0
3,660,000 (1)	Kenvue, Inc., 5.200%, 03/22/2063	3,305,407	0.1
3,255,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	3,416,988	0.1
2,495,000 (1)	Mars, Inc., 3.875%, 04/01/2039	1,985,191	0.0
3,221,000	McKesson Corp., 5.250%, 02/15/2026	3,186,006	0.1
4,875,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	4,125,774	0.1
4,301,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	4,009,195	0.1
1,170,000	Merck & Co., Inc., 4.500%, 05/17/2033	1,095,466	0.0
2,012,000	Merck & Co., Inc., 4.900%, 05/17/2044	1,837,244	0.0
2,858,000	Merck & Co., Inc., 5.000%, 05/17/2053	2,601,459	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,983,000	Merck & Co., Inc., 5.150%, 05/17/2063	$2,722,923	0.0
10,375,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	10,307,562	0.1
1,416,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	1,066,257	0.0
2,889,000 (1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	2,460,045	0.0
3,573,000 (1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	3,447,174	0.1
4,220,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	3,670,825	0.1
5,271,000 (2)	PayPal Holdings, Inc., 2.300%, 06/01/2030	4,311,858	0.1
7,861,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	6,985,724	0.1
2,350,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	2,252,697	0.0
9,947,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	9,406,665	0.1
513,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	471,419	0.0
4,353,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	4,047,818	0.1
9,333,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	8,533,312	0.1
5,188,000	Philip Morris International, Inc., 5.375%, 02/15/2033	4,920,956	0.1
3,850,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	3,301,566	0.1
4,410,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	4,002,954	0.1
4,380,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	3,749,630	0.1
3,855,000	Reynolds American, Inc., 5.850%, 08/15/2045	3,197,312	0.1
1,626,000	Royalty Pharma PLC, 1.200%, 09/02/2025	1,478,524	0.0
2,055,000	Royalty Pharma PLC, 1.750%, 09/02/2027	1,754,510	0.0
1,466,000	Royalty Pharma PLC, 2.200%, 09/02/2030	1,138,902	0.0
4,423,000	Royalty Pharma PLC, 3.300%, 09/02/2040	2,899,346	0.1
3,374,000	Royalty Pharma PLC, 3.350%, 09/02/2051	1,955,578	0.0
1,749,000	S&P Global, Inc., 1.250%, 08/15/2030	1,336,535	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
5,049,000	S&P Global, Inc., 2.700%, 03/01/2029	$4,418,045	0.1
3,423,000	S&P Global, Inc., 2.900%, 03/01/2032	2,819,434	0.0
1,626,000 (1)	S&P Global, Inc., 5.250%, 09/15/2033	1,585,819	0.0
4,774,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	4,648,332	0.1
3,588,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	3,470,726	0.1
1,914,000 (2)	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	1,830,382	0.0
2,461,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	2,199,137	0.0
1,814,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	1,373,125	0.0
1,874,000	Unilever Capital Corp., 5.000%, 12/08/2033	1,815,514	0.0
1,470,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	999,961	0.0
748,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	528,165	0.0
2,117,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,632,484	0.0
1,590,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	1,171,646	0.0
2,182,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	1,992,260	0.0
1,905,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	1,705,935	0.0
3,168,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	2,831,698	0.0
2,190,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	2,200,655	0.0
3,434,000	Viatris, Inc., 2.700%, 06/22/2030	2,686,537	0.0
7,314,000	Viatris, Inc., 3.850%, 06/22/2040	4,767,844	0.1
		367,173,214	4.8

	Energy: 2.8%
4,114,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	2,516,247	0.0
1,754,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	1,647,627	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,175,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	$2,846,541	0.0
1,209,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	1,040,073	0.0
2,845,000 (1)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	2,747,473	0.0
2,016,000	ConocoPhillips Co., 5.300%, 05/15/2053	1,854,210	0.0
3,795,000	ConocoPhillips Co., 5.550%, 03/15/2054	3,609,800	0.1
3,837,000	ConocoPhillips Co., 5.700%, 09/15/2063	3,660,511	0.1
2,000,000 (1)	Cosan Luxembourg SA, 7.500%, 06/27/2030	1,990,000	0.0
5,032,000	Coterra Energy, Inc., 3.900%, 05/15/2027	4,728,335	0.1
3,555,000 (1)	Crescent Energy Finance LLC, 9.250%, 02/15/2028	3,632,890	0.1
3,975,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	3,813,324	0.1
5,138,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	3,654,250	0.1
836,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	836,932	0.0
914,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	872,836	0.0
4,425,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	3,725,978	0.1
8,250,000	Ecopetrol SA, 6.875%, 04/29/2030	7,524,000	0.1
2,175,000	Ecopetrol SA, 8.625%, 01/19/2029	2,185,549	0.0
3,450,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,804,332	0.0
2,900,000	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,357,265	0.0
7,100,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	6,607,864	0.1
400,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	372,274	0.0
3,108,000	Enbridge, Inc., 5.700%, 03/08/2033	2,979,280	0.1
3,241,000 (3)	Enbridge, Inc., 7.375%, 01/15/2083	3,090,191	0.1
3,241,000 (3)	Enbridge, Inc., 7.625%, 01/15/2083	3,102,794	0.1
757,000 (3)	Enbridge, Inc., 8.500%, 01/15/2084	751,523	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
5,373,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	$4,685,421	0.1
325,000	Energy Transfer L.P., 4.250%, 04/01/2024	322,121	0.0
444,000	Energy Transfer L.P., 4.900%, 03/15/2035	391,127	0.0
4,946,000	Energy Transfer L.P., 5.300%, 04/01/2044	4,031,444	0.1
6,849,000	Energy Transfer L.P., 5.300%, 04/15/2047	5,572,463	0.1
1,003,000	Energy Transfer L.P., 5.350%, 05/15/2045	823,746	0.0
2,561,000	Energy Transfer L.P., 5.750%, 02/15/2033	2,464,587	0.0
554,000	Energy Transfer L.P., 6.000%, 06/15/2048	492,485	0.0
2,704,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	2,473,543	0.0
1,263,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,261,121	0.0
3,800,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	3,690,149	0.1
2,292,000 (3)	Enterprise Products Operating LLC D, 8.619%, (TSFR3M + 3.248%), 08/16/2077	2,267,986	0.0
2,642,000 (2)	Equinor ASA, 3.125%, 04/06/2030	2,339,597	0.0
700,722 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	585,569	0.0
933,120 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	721,418	0.0
2,875,000 (1)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	2,822,905	0.0
2,875,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	2,838,142	0.0
4,045,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	3,573,975	0.1
1,295,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,274,310	0.0
1,099,000	Kinder Morgan Energy Partners L.P., 5.000%, 08/15/2042	889,715	0.0
2,141,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	1,734,972	0.0
1,871,000	Kinder Morgan, Inc., 4.800%, 02/01/2033	1,687,984	0.0
3,850,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	3,790,377	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
431,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	$426,886	0.0
1,491,000	MPLX L.P., 1.750%, 03/01/2026	1,352,427	0.0
5,080,000	MPLX L.P., 4.000%, 03/15/2028	4,702,223	0.1
1,847,000 (1)	Northern Natural Gas Co., 3.400%, 10/16/2051	1,156,092	0.0
1,885,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	1,859,798	0.0
1,859,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	1,828,838	0.0
1,524,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	1,619,049	0.0
946,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	1,013,833	0.0
2,785,000	ONEOK Partners L.P., 6.200%, 09/15/2043	2,596,511	0.0
1,900,000	ONEOK, Inc., 5.850%, 01/15/2026	1,901,908	0.0
274,000	ONEOK, Inc., 6.100%, 11/15/2032	270,735	0.0
1,169,000	Ovintiv, Inc., 5.650%, 05/15/2028	1,144,223	0.0
1,566,000	Ovintiv, Inc., 6.250%, 07/15/2033	1,515,483	0.0
1,378,000	Ovintiv, Inc., 7.100%, 07/15/2053	1,367,712	0.0
750,000	Pertamina Persero PT, 5.625%, 05/20/2043	656,850	0.0
2,280,000	Petroleos del Peru SA, 4.750%, 06/19/2032	1,613,852	0.0
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	2,831,320	0.0
10,350,000	Petroleos Mexicanos, 5.950%, 01/28/2031	7,408,013	0.1
8,053,000	Petroleos Mexicanos, 6.700%, 02/16/2032	5,993,445	0.1
3,050,000 (2)	Petroleos Mexicanos, 10.000%, 02/07/2033	2,716,025	0.0
3,468,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,368,544	0.1
2,025,000 (1)	QatarEnergy, 3.300%, 07/12/2051	1,316,189	0.0
5,250,000 (1)	Reliance Industries Ltd., 3.625%, 01/12/2052	3,362,914	0.1
1,971,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,837,438	0.0
4,352,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	4,224,073	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,369,000	Schlumberger Investment SA, 2.650%, 06/26/2030	$2,007,003	0.0
1,381,000	Targa Resources Corp., 4.950%, 04/15/2052	1,064,008	0.0
1,937,000	Targa Resources Corp., 6.250%, 07/01/2052	1,781,729	0.0
606,000	Targa Resources Corp., 6.500%, 02/15/2053	579,360	0.0
3,394,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	3,043,823	0.1
729,000	Teck Resources Ltd., 6.000%, 08/15/2040	653,245	0.0
2,452,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	1,711,625	0.0
3,850,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	3,788,562	0.1
9,065,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	7,086,674	0.1
10,875,000	Williams Cos., Inc., 4.000%, 09/15/2025	10,484,198	0.1
		215,971,864	2.8

	Financial: 9.9%
4,863,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	3,583,095	0.1
513,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	326,356	0.0
501,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	418,828	0.0
7,674,000	Alleghany Corp., 3.250%, 08/15/2051	4,987,215	0.1
1,468,000 (3)	American Express Co., 4.990%, 05/01/2026	1,442,728	0.0
6,293,000 (3)	American Express Co., 5.282%, 07/27/2029	6,137,255	0.1
1,264,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	965,142	0.0
2,841,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	2,352,750	0.0
2,099,000	American International Group, Inc., 3.400%, 06/30/2030	1,801,611	0.0
678,000	American International Group, Inc., 3.900%, 04/01/2026	649,610	0.0
6,093,000	American International Group, Inc., 5.125%, 03/27/2033	5,674,628	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,537,000	American Tower Corp., 3.650%, 03/15/2027	$2,352,571	0.0
1,787,000	American Tower Corp., 5.250%, 07/15/2028	1,727,377	0.0
3,872,000	American Tower Corp., 5.550%, 07/15/2033	3,693,812	0.1
1,938,000	American Tower Corp., 5.650%, 03/15/2033	1,865,097	0.0
3,539,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	3,246,485	0.0
4,433,000	Assurant, Inc., 3.700%, 02/22/2030	3,733,754	0.1
2,337,000 (1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	2,041,891	0.0
4,559,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	4,483,916	0.1
10,471,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	8,847,026	0.1
3,750,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	2,919,600	0.0
2,000,000 (2)	Banco Nacional de Panama, 2.500%, 08/11/2030	1,557,120	0.0
4,200,000	Banco Santander SA, 2.746%, 05/28/2025	3,956,587	0.1
3,975,000 (1)(3)	Bank Hapoalim BM, 3.255%, 01/21/2032	3,406,376	0.1
7,399,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	6,558,682	0.1
1,181,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	895,453	0.0
2,568,000 (3)	Bank of America Corp., 2.482%, 09/21/2036	1,870,408	0.0
4,388,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	3,373,952	0.1
4,997,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	3,929,658	0.1
9,300,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	8,345,919	0.1
6,065,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	4,937,586	0.1
3,221,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	3,104,236	0.0
6,156,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	5,731,662	0.1
30,817,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	30,006,619	0.4
4,136,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	3,779,074	0.1
8,000,000 (3)	Bank of America Corp., MTN, 1.530%, 12/06/2025	7,556,419	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,968,000 (3)	Bank of America Corp., MTN, 1.843%, 02/04/2025	$1,935,937	0.0
1,495,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	1,407,214	0.0
4,896,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	4,100,363	0.1
2,299,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	2,050,959	0.0
3,179,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	2,037,555	0.0
4,396,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	3,665,143	0.1
3,188,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	2,726,692	0.0
8,454,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	7,794,575	0.1
2,980,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	2,346,797	0.0
11,464,000 (3)	Bank of America Corp. RR, 4.375%, 12/31/2199	9,636,053	0.1
9,006,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	7,512,309	0.1
6,605,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	6,431,298	0.1
2,407,000	BlackRock, Inc., 4.750%, 05/25/2033	2,260,807	0.0
1,667,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,375,688	0.0
6,326,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	4,618,752	0.1
695,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	564,202	0.0
3,592,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	3,565,882	0.1
2,094,000 (1)	BPCE SA, 5.150%, 07/21/2024	2,061,215	0.0
7,020,000 (1)	BPCE SA, 5.700%, 10/22/2023	7,013,434	0.1
4,614,000 (1)(3)	CaixaBank SA, 6.840%, 09/13/2034	4,525,560	0.1
3,482,000	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	3,460,759	0.1
3,280,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,856,012	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
5,432,000 (3)	Capital One Financial Corp., 3.273%,03/01/2030	$4,547,044	0.1
3,019,000 (3)	Capital One Financial Corp., 6.377%,06/08/2034	2,851,566	0.0
2,188,000 (2)	CBRE Services, Inc., 5.950%, 08/15/2034	2,066,382	0.0
3,821,000 (3)	Charles Schwab Corp., 5.643%, 05/19/2029	3,744,250	0.1
13,103,000 (3)	Charles Schwab Corp., 6.136%, 08/24/2034	12,753,230	0.2
1,874,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	1,324,583	0.0
1,971,000	CI Financial Corp., 4.100%, 06/15/2051	1,142,595	0.0
2,101,000 (3)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	1,920,004	0.0
4,234,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	3,292,065	0.0
6,918,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	5,798,477	0.1
1,520,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,065,738	0.0
4,480,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	3,774,752	0.1
3,017,000 (1)	Corebridge Financial, Inc., 6.050%, 09/15/2033	2,935,057	0.0
6,315,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	6,063,766	0.1
2,700,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,330,289	0.0
1,962,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	1,715,420	0.0
3,808,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	3,659,696	0.1
2,389,000 (1)(3)	Credit Suisse Group AG, 9.016%,11/15/2033	2,760,716	0.0
596,000	Crown Castle, Inc., 2.100%, 04/01/2031	455,153	0.0
386,000	Crown Castle, Inc., 2.500%, 07/15/2031	301,400	0.0
2,566,000	Crown Castle, Inc., 2.900%, 03/15/2027	2,329,517	0.0
1,216,000	Crown Castle, Inc., 4.800%, 09/01/2028	1,155,271	0.0
3,580,000	CubeSmart L.P., 2.250%, 12/15/2028	2,997,378	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,407,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	$1,788,251	0.0
2,897,000	Discover Bank, 4.250%, 03/13/2026	2,744,020	0.0
2,404,000 (3)	Discover Bank, 5.974%, 08/09/2028	2,201,973	0.0
2,647,000	Discover Financial Services, 6.700%, 11/29/2032	2,560,654	0.0
1,662,000	Extra Space Storage L.P., 4.000%, 06/15/2029	1,491,902	0.0
7,853,000 (3)	Fifth Third Bancorp, 6.339%, 07/27/2029	7,761,902	0.1
6,749,000	First Horizon Bank, 5.750%, 05/01/2030	6,044,702	0.1
95,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	64,468	0.0
1,030,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	1,013,638	0.0
8,526,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 7.751%, (TSFR3M + 2.387%), 02/12/2067	7,258,738	0.1
3,980,000	Healthpeak OP LLC, 5.250%, 12/15/2032	3,705,862	0.1
2,116,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,866,515	0.0
9,069,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	8,455,591	0.1
6,688,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,516,002	0.1
4,759,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,561,738	0.1
3,307,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	3,152,416	0.0
1,835,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	1,294,664	0.0
2,884,000 (3)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	2,822,882	0.0
679,000	Huntington National Bank, 5.650%, 01/10/2030	640,350	0.0
5,220,000 (3)	ING Groep NV, 6.114%, 09/11/2034	5,074,043	0.1
3,681,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	3,492,522	0.1
5,108,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	4,095,502	0.1
3,483,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	2,271,863	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,528,000 (1)(3)	Intesa Sanpaolo SpA, 7.778%, 06/20/2054	$2,281,977	0.0
2,002,000	Invitation Homes Operating Parternship L.P., 5.450%, 08/15/2030	1,908,136	0.0
1,022,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	954,997	0.0
7,190,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	6,021,178	0.1
2,607,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,502,649	0.0
3,479,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,097,098	0.0
3,444,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	3,018,346	0.0
3,798,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	3,390,384	0.1
5,582,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	4,706,483	0.1
3,784,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,317,306	0.1
1,361,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,305,786	0.0
1,531,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	1,458,051	0.0
6,475,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	5,876,932	0.1
2,503,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	2,271,701	0.0
755,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	721,923	0.0
2,485,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	2,320,347	0.0
1,568,000	KeyBank NA/ Cleveland OH, 4.900%, 08/08/2032	1,263,184	0.0
1,971,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,538,853	0.0
7,549,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	6,296,959	0.1
1,287,000	Kite Realty Group L.P., 4.000%, 10/01/2026	1,173,240	0.0
4,890,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	3,956,476	0.1
1,718,000 (1)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	1,080,827	0.0
3,503,000 (3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	3,427,419	0.1
9,427,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	8,474,557	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,022,000	Marsh & McLennan Cos., Inc., 5.400%, 09/15/2033	$3,918,341	0.1
5,258,000	Marsh & McLennan Cos., Inc., 5.700%, 09/15/2053	5,086,105	0.1
3,912,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	3,758,433	0.1
3,968,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	3,532,717	0.1
5,414,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	5,087,925	0.1
2,425,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	2,163,117	0.0
1,722,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,571,955	0.0
2,439,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	2,038,898	0.0
5,907,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	5,266,762	0.1
15,924,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	14,895,427	0.2
1,334,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	1,344,714	0.0
4,461,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	4,488,793	0.1
3,075,000 (3)	Morgan Stanley, GMTN, 0.791%, 01/22/2025	3,015,833	0.0
17,410,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	15,388,775	0.2
2,750,000	Morgan Stanley, GMTN, 3.875%, 01/27/2026	2,630,110	0.0
1,986,000 (3)	Morgan Stanley, MTN, 2.720%, 07/22/2025	1,927,890	0.0
2,412,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	2,241,356	0.0
4,138,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	3,982,710	0.1
13,591,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	12,627,515	0.2
12,215,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	11,527,575	0.2
5,135,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	3,212,917	0.0
3,513,000 (3)	NatWest Group PLC, 5.808%, 09/13/2029	3,410,348	0.1
4,255,000 (2)	Navient Corp., 5.000%, 03/15/2027	3,829,138	0.1
2,485,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	2,194,923	0.0
2,748,000	Northern Trust Corp., 6.125%, 11/02/2032	2,715,237	0.0
7,000,000	ORIX Corp., 3.250%, 12/04/2024	6,766,145	0.1
12,860,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	10,926,009	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,118,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	$1,381,681	0.0
2,078,000 (3)	PNC Financial Services Group, Inc. U, 6.000%, 12/31/2199	1,827,359	0.0
11,052,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	9,501,566	0.1
726,000	Realty Income Corp., 3.950%, 08/15/2027	681,364	0.0
1,250,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,246,844	0.0
10,656,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	7,953,849	0.1
5,055,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	4,037,353	0.1
1,792,000	Sabra Health Care L.P., 3.200%, 12/01/2031	1,342,726	0.0
3,082,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	2,684,267	0.0
4,478,000	Sixth Street Specialty Lending, Inc., 6.950%, 08/14/2028	4,432,931	0.1
4,554,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 5.550%, 09/14/2028	4,530,686	0.1
2,281,000 (3)	Truist Financial Corp., 6.321%, (TSFR3M + 0.912%), 03/15/2028	2,078,196	0.0
1,384,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	1,226,857	0.0
2,877,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	2,442,659	0.0
27,841,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	26,224,227	0.3
2,587,000 (3)	Truist Financial Corp. N, 4.800%, 12/31/2199	2,224,112	0.0
3,828,000 (3)	Truist Financial Corp. Q, 5.100%, 12/31/2199	3,291,935	0.0
3,180,000	UBS AG, 5.125%, 05/15/2024	3,139,296	0.0
5,876,000	UBS AG/London, 5.650%, 09/11/2028	5,780,996	0.1
3,853,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	3,424,826	0.1
1,375,000 (1)(3)	UBS Group AG, 1.494%, 08/10/2027	1,200,678	0.0
3,222,000 (1)(3)	UBS Group AG, 2.193%, 06/05/2026	2,997,877	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,999,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	$1,889,591	0.0
4,737,000 (1)(3)	UBS Group AG, 6.301%, 09/22/2034	4,629,999	0.1
7,862,000 (3)	US Bancorp, MTN, 4.967%, 07/22/2033	6,848,630	0.1
1,005,000	Ventas Realty L.P., 5.700%, 09/30/2043	867,394	0.0
1,564,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	1,051,729	0.0
15,588,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	14,579,281	0.2
2,994,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	2,827,341	0.0
5,017,000 (3)	Wells Fargo & Co., MTN, 2.393%, 06/02/2028	4,401,376	0.1
5,247,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	4,821,351	0.1
3,547,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	3,445,895	0.1
17,298,000 (3)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	16,388,638	0.2
1,397,000	Weyerhaeuser Co., 4.750%, 05/15/2026	1,364,000	0.0
1,747,000	Willis North America, Inc., 5.050%, 09/15/2048	1,403,761	0.0
3,850,000 (1)	XHR L.P., 4.875%, 06/01/2029	3,276,639	0.0
		760,434,638	9.9

	Industrial: 2.1%
2,418,000 (1)	AP Moller - Maersk A/S, 5.875%, 09/14/2033	2,350,953	0.0
2,571,000	Avnet, Inc., 5.500%, 06/01/2032	2,367,107	0.0
2,611,000	Avnet, Inc., 6.250%, 03/15/2028	2,605,905	0.0
4,500,000	Berry Global, Inc., 1.650%, 01/15/2027	3,872,698	0.1
3,395,000	Boeing Co., 3.250%, 02/01/2028	3,063,992	0.0
3,884,000	Boeing Co., 3.250%, 02/01/2035	2,989,205	0.0
1,177,000	Boeing Co., 3.625%, 02/01/2031	1,017,393	0.0
791,000	Boeing Co., 3.850%, 11/01/2048	541,173	0.0
3,324,000	Boeing Co., 4.875%, 05/01/2025	3,267,424	0.1
3,715,000	Boeing Co., 5.150%, 05/01/2030	3,550,834	0.1
3,937,000	Boeing Co., 5.805%, 05/01/2050	3,568,379	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
2,916,000	Boeing Co., 5.930%, 05/01/2060	$2,621,909	0.0
3,103,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	2,336,469	0.0
1,326,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,110,240	0.0
2,567,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	2,356,312	0.0
3,814,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	3,499,548	0.1
3,090,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	2,858,003	0.0
4,250,000 (2)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	3,969,819	0.1
4,625,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	4,547,829	0.1
3,375,000 (1)	Embraer Netherlands Finance BV, 7.000%, 07/28/2030	3,348,675	0.1
2,580,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	2,486,926	0.0
3,850,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	3,217,156	0.0
1,354,000	FedEx Corp., 4.550%, 04/01/2046	1,073,006	0.0
2,524,624	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	2,042,420	0.0
2,097,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	2,021,430	0.0
4,825,000	HEICO Corp., 5.250%, 08/01/2028	4,710,492	0.1
7,572,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	7,285,076	0.1
3,608,000	John Deere Capital Corp., MTN, 4.750%, 01/20/2028	3,544,399	0.1
3,402,000	Lennox International, Inc., 5.500%, 09/15/2028	3,340,477	0.1
1,465,000	Lockheed Martin Corp., 4.750%, 02/15/2034	1,387,643	0.0
2,924,000	Lockheed Martin Corp., 5.200%, 02/15/2055	2,720,540	0.0
1,470,000	Lockheed Martin Corp., 5.900%, 11/15/2063	1,500,506	0.0
1,888,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	1,874,994	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,616,000	Nordson Corp., 5.600%, 09/15/2028	$1,601,595	0.0
1,616,000	Nordson Corp., 5.800%, 09/15/2033	1,579,754	0.0
1,953,000	Norfolk Southern Corp., 5.050%, 08/01/2030	1,883,091	0.0
1,929,000	Norfolk Southern Corp., 5.350%, 08/01/2054	1,764,183	0.0
3,258,000	Otis Worldwide Corp., 5.250%, 08/16/2028	3,204,736	0.0
3,618,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	3,256,291	0.0
4,922,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	4,366,476	0.1
6,481,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	6,392,057	0.1
3,933,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	3,313,757	0.1
7,750,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	6,348,928	0.1
2,083,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	1,973,543	0.0
3,438,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	3,348,987	0.1
3,235,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	2,818,000	0.0
6,239,000 (1)	SMBC Aviation Capital Finance DAC, 5.700%, 07/25/2033	5,796,152	0.1
3,850,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	2,980,809	0.0
4,925,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	4,084,027	0.1
5,745,000 (1)	TTX Co., 3.600%, 01/15/2025	5,581,890	0.1
502,000 (1)	TTX Co., 4.200%, 07/01/2046	384,803	0.0
1,757,000	Union Pacific Corp., 3.799%, 10/01/2051	1,297,409	0.0
1,851,000	Union Pacific Corp., 3.839%, 03/20/2060	1,301,244	0.0
1,161,000 (1)	Veralto Corp., 5.450%, 09/18/2033	1,123,715	0.0
1,992,000	Waste Management, Inc., 4.625%, 02/15/2030	1,903,881	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
4,714,000	Waste Management, Inc., 4.875%, 02/15/2034	$4,463,992	0.1
		163,818,252	2.1

	Technology: 1.6%
4,391,000	Activision Blizzard, Inc., 2.500%, 09/15/2050	2,618,012	0.0
5,075,000 (2)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	4,564,267	0.1
7,089,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	5,783,271	0.1
1,937,000	Apple, Inc., 2.850%, 08/05/2061	1,145,186	0.0
1,147,000	Apple, Inc., 4.100%, 08/08/2062	883,288	0.0
4,934,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	3,544,536	0.1
12,216,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	10,535,524	0.1
3,477,000	Concentrix Corp., 6.600%, 08/02/2028	3,357,347	0.0
6,134,000	Concentrix Corp., 6.850%, 08/02/2033	5,671,552	0.1
1,117,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,121,546	0.0
3,948,000	Fiserv, Inc., 5.625%, 08/21/2033	3,826,873	0.1
3,218,000	HP, Inc., 2.650%, 06/17/2031	2,516,276	0.0
2,322,000	International Business Machines Corp., 3.500%, 05/15/2029	2,100,655	0.0
6,382,000	Intuit, Inc., 5.125%, 09/15/2028	6,316,211	0.1
5,342,000	Intuit, Inc., 5.200%, 09/15/2033	5,204,769	0.1
7,108,000	Intuit, Inc., 5.500%, 09/15/2053	6,824,733	0.1
2,819,000	KLA Corp., 5.250%, 07/15/2062	2,534,610	0.0
2,252,000	Marvell Technology, Inc., 5.750%, 02/15/2029	2,232,282	0.0
6,127,000	Microsoft Corp., 2.921%, 03/17/2052	4,022,879	0.1
4,533,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,483,681	0.1
1,628,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	986,275	0.0
1,900,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	1,629,820	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
4,775,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	$3,814,983	0.1
6,520,000	Oracle Corp., 2.300%, 03/25/2028	5,651,982	0.1
2,948,000	Oracle Corp., 3.650%, 03/25/2041	2,105,201	0.0
4,921,000	Oracle Corp., 3.800%, 11/15/2037	3,756,669	0.1
297,000	Oracle Corp., 3.850%, 07/15/2036	234,988	0.0
2,979,000	Oracle Corp., 6.150%, 11/09/2029	3,025,632	0.0
5,883,000	QUALCOMM, Inc., 6.000%, 05/20/2053	5,973,024	0.1
2,799,900 (1)	Seagate HDD Cayman, 9.625%, 12/01/2032	3,019,684	0.0
1,470,000	Texas Instruments, Inc., 4.900%, 03/14/2033	1,422,701	0.0
3,003,000	Texas Instruments, Inc., 5.000%, 03/14/2053	2,723,724	0.0
6,116,000	Texas Instruments, Inc., 5.050%, 05/18/2063	5,428,987	0.1
		119,061,168	1.6

	Utilities: 4.1%
3,671,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,513,062	0.1
2,870,000	AES Corp., 1.375%, 01/15/2026	2,557,221	0.0
4,136,000	AES Corp., 2.450%, 01/15/2031	3,184,342	0.1
2,714,000 (1)	AES Corp., 3.950%, 07/15/2030	2,342,413	0.0
3,051,000	AES Corp., 5.450%, 06/01/2028	2,947,568	0.1
3,377,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	2,765,080	0.0
2,784,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	2,203,374	0.0
4,130,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,532,141	0.1
1,793,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	1,366,200	0.0
9,776,000	Avangrid, Inc., 3.200%, 04/15/2025	9,349,933	0.1
2,544,000	Avangrid, Inc., 3.800%, 06/01/2029	2,263,195	0.0
2,237,000	Black Hills Corp., 3.050%, 10/15/2029	1,893,580	0.0
1,720,000	Black Hills Corp., 4.250%, 11/30/2023	1,714,539	0.0
1,893,000	Black Hills Corp., 4.350%, 05/01/2033	1,616,672	0.0
2,166,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	1,964,640	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,593,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	$1,200,405	0.0
7,338,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	6,278,099	0.1
2,224,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	2,035,456	0.0
731,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	686,421	0.0
1,209,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	1,213,250	0.0
4,328,000	Consumers Energy Co., 4.900%, 02/15/2029	4,234,187	0.1
4,603,000	Dominion Energy, Inc., 5.375%, 11/15/2032	4,399,728	0.1
731,000 (3)	Dominion Energy, Inc. C, 4.350%, 12/31/2199	634,809	0.0
1,295,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,062,524	0.0
587,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	422,728	0.0
1,542,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	1,125,302	0.0
2,366,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,817,825	0.0
55,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	44,110	0.0
3,011,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	2,759,064	0.0
735,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	717,204	0.0
4,024,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	3,184,339	0.1
2,285,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	2,247,309	0.0
1,834,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	1,053,901	0.0
1,998,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	1,831,521	0.0
1,662,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,335,693	0.0
2,693,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	1,876,152	0.0
906,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	856,616	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
3,413,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	$2,380,408	0.0
1,792,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	1,392,534	0.0
104,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	80,452	0.0
2,505,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,919,674	0.0
1,645,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,280,766	0.0
861,000 (1)	Enel Finance America LLC, 7.100%, 10/14/2027	891,149	0.0
2,695,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	1,505,911	0.0
706,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	452,802	0.0
2,090,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	1,567,616	0.0
1,432,000 (2)	Entergy Arkansas LLC, 5.150%, 01/15/2033	1,376,311	0.0
4,202,000	Entergy Corp., 0.900%, 09/15/2025	3,817,672	0.1
2,722,000	Entergy Corp., 2.400%, 06/15/2031	2,123,227	0.0
1,286,000	Entergy Corp., 2.800%, 06/15/2030	1,068,071	0.0
3,667,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	2,774,603	0.0
3,014,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	2,836,186	0.0
2,172,000	Entergy Texas, Inc., 4.000%, 03/30/2029	2,003,869	0.0
992,000	Entergy Texas, Inc., 5.800%, 09/01/2053	950,870	0.0
1,643,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,054,169	0.0
3,888,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	3,654,164	0.1
2,216,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	1,790,483	0.0
4,991,000	Eversource Energy, 2.900%, 03/01/2027	4,561,043	0.1
2,041,000	Eversource Energy, 5.125%, 05/15/2033	1,899,983	0.0
3,026,000	Eversource Energy, 5.450%, 03/01/2028	2,993,127	0.1
2,943,000	Eversource Energy Q, 0.800%, 08/15/2025	2,684,008	0.0
2,750,000	Eversource Energy U, 1.400%, 08/15/2026	2,439,781	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
4,871,000	Exelon Corp., 5.150%, 03/15/2028	$4,783,478	0.1
1,961,000	Florida Power & Light Co., 4.625%, 05/15/2030	1,872,433	0.0
1,373,000	Florida Power & Light Co., 4.800%, 05/15/2033	1,299,145	0.0
1,609,000	Georgia Power Co., 4.650%, 05/16/2028	1,553,442	0.0
3,055,000	Georgia Power Co. A, 2.200%, 09/15/2024	2,947,187	0.1
3,433,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	3,295,585	0.1
898,000	Inkia Energy Ltd., 5.875%, 11/09/2027	862,080	0.0
3,066,000	Interstate Power and Light Co., 3.250%, 12/01/2024	2,971,619	0.1
2,383,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	2,091,916	0.0
1,087,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	852,167	0.0
3,199,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,084,716	0.1
1,461,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	1,429,160	0.0
1,461,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	1,432,718	0.0
2,942,000	MidAmerican Energy Co., 5.850%, 09/15/2054	2,903,756	0.1
271,000	Mississippi Power Co., 4.750%, 10/15/2041	212,424	0.0
4,552,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	3,528,147	0.1
2,460,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	2,278,244	0.0
3,279,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	3,221,933	0.1
2,983,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	2,588,825	0.0
4,763,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,911,560	0.1
3,798,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	3,025,448	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,016,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$905,723	0.0
2,571,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	2,570,114	0.0
2,099,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	2,132,836	0.0
2,160,000 (3)	National Rural Utilities Cooperative Finance Corp., 8.541%, (TSFR3M + 3.172%), 04/30/2043	2,127,221	0.0
1,234,000	Nevada Power Co., 6.000%, 03/15/2054	1,206,570	0.0
4,273,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	3,786,347	0.1
5,461,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,650,058	0.1
3,711,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	3,652,305	0.1
4,500,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	4,508,416	0.1
4,000,000	NiSource, Inc., 0.950%, 08/15/2025	3,650,144	0.1
1,684,000	NSTAR Electric Co., 1.950%, 08/15/2031	1,289,608	0.0
2,827,000	ONE Gas, Inc., 1.100%, 03/11/2024	2,768,379	0.0
4,188,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	2,840,640	0.1
2,484,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	1,778,295	0.0
5,149,000	PacifiCorp, 5.350%, 12/01/2053	4,285,472	0.1
3,209,000	PacifiCorp, 5.500%, 05/15/2054	2,729,137	0.0
2,167,000	PECO Energy Co., 4.900%, 06/15/2033	2,063,625	0.0
2,473,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	2,427,907	0.0
1,150,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.450%, 05/21/2028	1,124,533	0.0
493,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	445,369	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,826,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	$2,762,988	0.0
2,243,000	Public Service Electric and Gas Co., 5.450%, 08/01/2053	2,142,351	0.0
2,889,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,639,244	0.0
1,749,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,343,557	0.0
6,396,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	4,964,652	0.1
3,312,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	3,333,980	0.1
3,213,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	3,130,385	0.1
6,575,000 (3)	Sempra Energy, 4.125%, 04/01/2052	5,329,423	0.1
2,518,000	Sempra Energy, 5.500%, 08/01/2033	2,411,610	0.0
4,593,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	3,484,567	0.1
813,000	Southern California Edison Co., 4.050%, 03/15/2042	610,790	0.0
3,430,000	Southern Co., 5.113%, 08/01/2027	3,363,926	0.1
4,457,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	3,898,525	0.1
4,975,000 (3)	Southern Co. B, 4.000%, 01/15/2051	4,614,225	0.1
1,958,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	1,850,591	0.0
4,444,000	Southwestern Electric Power Co. N, 1.650%, 03/15/2026	4,029,002	0.1
1,709,000	Tampa Electric Co., 4.350%, 05/15/2044	1,336,676	0.0
2,672,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	2,435,880	0.0
1,885,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	1,772,797	0.0
8,850,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	7,615,929	0.1
4,673,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	3,963,317	0.1
2,748,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,331,698	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
927,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	$913,938	0.0
1,297,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	1,276,147	0.0
1,500,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,278,147	0.0
3,590,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	2,516,473	0.0
		310,168,982	4.1

	Total Corporate Bonds/ Notes (Cost $2,554,789,060)	2,315,395,094	30.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.4%
	Federal Home Loan Mortgage Corporation: 1.7%(4)
203,063	2.500%, 05/01/2030	185,153	0.0
339,960	2.500%, 05/01/2030	309,581	0.0
445,107	2.500%, 06/01/2030	405,374	0.0
743,834	3.000%, 11/01/2042	637,313	0.0
710,651	3.000%, 02/01/2043	608,877	0.0
702,105	3.000%, 03/01/2045	595,607	0.0
955,595	3.000%, 03/01/2045	815,113	0.0
2,271,769	3.000%, 04/01/2045	1,927,541	0.0
2,382,828	3.000%, 04/01/2045	2,023,268	0.0
1,057,333	3.000%, 10/01/2046	896,980	0.0
8,809,312	3.000%, 10/01/2046	7,461,361	0.1
3,337,371	3.000%, 03/01/2048	2,826,814	0.0
4,297,613	3.000%, 03/01/2048	3,639,287	0.1
10,533,629	3.000%, 08/01/2048	8,887,073	0.1
3,385,853	3.500%, 01/01/2045	2,988,958	0.1
1,144,654	3.500%, 03/01/2045	1,007,222	0.0
5,506,553	3.500%, 12/01/2046	4,861,905	0.1
9,461,514	3.500%, 12/01/2046	8,306,058	0.1
4,101,278	3.500%, 04/01/2047	3,642,192	0.1
2,827,082	3.500%, 07/01/2047	2,480,381	0.0
2,622,010	3.500%, 10/01/2047	2,302,466	0.0
10,249,724	3.500%, 01/01/2048	8,991,494	0.1
1,391,027	3.500%, 03/01/2048	1,220,279	0.0
25,046,437	3.500%, 03/01/2048	22,063,551	0.3
16,591,960	3.500%, 11/01/2048	14,610,875	0.2
286,036	4.000%, 10/01/2041	260,667	0.0
559,427	4.000%, 12/01/2041	509,816	0.0
1,432,472	4.000%, 08/01/2044	1,310,196	0.0
395,216	4.000%, 07/01/2045	362,096	0.0
574,175	4.000%, 09/01/2045	521,354	0.0
984,402	4.000%, 09/01/2045	900,071	0.0
1,254,454	4.000%, 09/01/2045	1,146,209	0.0
9,119,167	4.000%, 11/01/2045	8,323,785	0.1
982,333	4.000%, 05/01/2046	894,974	0.0
638,535	4.000%, 05/01/2047	583,399	0.0
3,418,711	4.000%, 11/01/2047	3,085,613	0.1
198,827	4.000%, 03/01/2048	180,842	0.0
3,907,070	4.000%, 06/01/2048	3,581,645	0.1
3,500,000	4.350%, 01/01/2030	3,277,969	0.1
144,902	4.500%, 08/01/2041	136,408	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
413,980	4.500%, 09/01/2041	$391,871	0.0
383,231	4.500%, 10/01/2041	362,765	0.0
1,027,243	4.500%, 03/01/2044	965,948	0.0
1,795,129	4.500%, 02/01/2048	1,683,020	0.0
237,109	4.500%, 06/01/2048	222,252	0.0
38,764	5.000%, 01/01/2041	37,821	0.0
205,721	5.000%, 04/01/2041	201,779	0.0
12,412	5.500%, 07/01/2037	12,423	0.0
762,253	5.500%, 11/01/2038	761,991	0.0
2,536 (3)	5.553%, (RFUCCT1Y + 1.803%), 05/01/2037	2,513	0.0
839	6.000%, 12/01/2028	830	0.0
9,843	6.000%, 01/01/2029	9,738	0.0
63	6.500%, 01/01/2024	64	0.0
2,207	6.500%, 12/01/2031	2,236	0.0
216,397	6.500%, 09/01/2034	220,304	0.0
		133,645,322	1.7

	Federal National Mortgage Association: 0.4%(4)
16,192,920	3.000%, 12/01/2054	13,396,640	0.2
2,314,436	3.500%, 01/01/2044	2,040,868	0.0
2,933,443	4.000%, 12/01/2046	2,677,927	0.1
1,049,218	4.500%, 09/01/2047	1,017,845	0.0
8,114,827	5.000%, 08/01/2056	7,749,556	0.1
23,007 (3)	5.637%, (RFUCCT1Y + 1.387%), 07/01/2035	22,570	0.0
53,794	6.000%, 05/01/2038	53,656	0.0
		26,959,062	0.4

	Government National Mortgage Association: 3.4%
9,070,922	2.500%, 03/20/2051	7,426,430	0.1
5,341,629	2.500%, 04/20/2051	4,353,326	0.1
21,386,429	2.500%, 04/20/2051	17,527,256	0.2
7,364,421	2.500%, 05/20/2051	6,035,003	0.1
19,119,767	2.500%, 08/20/2051	15,653,404	0.2
8,304,359	2.500%, 09/20/2051	6,798,399	0.1
32,495,371	2.500%, 10/20/2051	26,601,741	0.3
14,353,770	2.500%, 11/20/2051	11,754,890	0.2
19,063,069	2.500%, 12/20/2051	15,605,867	0.2
25,074,018	2.500%, 04/20/2052	20,518,509	0.3
5,889,675	3.000%, 10/20/2049	5,084,586	0.1
3,037,661	3.000%, 11/20/2049	2,623,108	0.0
2,675,276	3.000%, 10/20/2051	2,275,943	0.0
4,479,576	3.000%, 10/20/2051	3,852,541	0.1
2,735,221	3.000%, 11/20/2051	2,352,355	0.0
615,423	3.500%, 07/20/2046	539,545	0.0
3,010,157	3.500%, 07/20/2046	2,579,553	0.0
984,750	3.500%, 10/20/2046	871,091	0.0
451,994	3.500%, 02/20/2047	402,201	0.0
380,734	3.500%, 03/20/2047	338,492	0.0
288,483	3.500%, 07/20/2047	256,404	0.0
567,853	3.500%, 08/20/2047	505,295	0.0
896,949	3.500%, 09/20/2047	793,004	0.0
5,977,148	3.500%, 12/20/2047	5,319,482	0.1
3,635,410	3.500%, 01/20/2048	3,235,343	0.0
3,119,373	3.500%, 02/20/2048	2,774,853	0.0
5,582,659	3.500%, 02/20/2048	4,967,823	0.1
566,091	3.500%, 03/20/2048	503,278	0.0
14,479,308	3.500%, 03/20/2048	12,878,282	0.2
110,408	4.000%, 11/20/2040	102,311	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
630,924	4.000%, 03/20/2046	$578,321	0.0
7,957,486	4.000%, 09/20/2047	7,317,161	0.1
3,864,438	4.000%, 02/20/2050	3,545,518	0.0
6,184,892	4.000%, 05/20/2053	5,577,038	0.1
144,016	4.500%, 10/15/2039	137,821	0.0
105,373	4.500%, 11/15/2039	100,930	0.0
116,697	4.500%, 11/15/2039	110,969	0.0
36,804	4.500%, 12/15/2039	35,188	0.0
6,613,173	4.500%, 08/20/2040	6,279,771	0.1
7,749,968	4.500%, 09/20/2040	7,356,655	0.1
5,079,176	4.500%, 06/20/2041	4,823,129	0.1
33,056	4.500%, 08/20/2041	31,389	0.0
642,346	4.500%, 09/15/2047	606,950	0.0
38,156,000 (5)	5.000%, 10/15/2053	36,158,772	0.5
		257,189,927	3.4

	Uniform Mortgage-Backed Securities: 19.9%
18,800,788	2.000%, 12/01/2050	14,409,316	0.2
11,775,540	2.000%, 05/01/2051	9,111,678	0.1
25,366,622	2.000%, 05/01/2051	19,354,787	0.3
34,056,613	2.000%, 05/01/2051	26,039,336	0.3
965,068	2.000%, 07/01/2051	738,155	0.0
4,986,959	2.000%, 08/01/2051	3,817,658	0.1
10,456,302	2.000%, 08/01/2051	7,997,182	0.1
20,313,080	2.000%, 09/01/2051	15,494,444	0.2
9,567,555	2.000%, 10/01/2051	7,309,295	0.1
944,801	2.000%, 11/01/2051	725,126	0.0
2,111,029	2.000%, 11/01/2051	1,620,198	0.0
17,133,953	2.000%, 11/01/2051	13,217,311	0.2
8,835,574	2.000%, 12/01/2051	6,810,702	0.1
28,802,872	2.000%, 12/01/2051	21,987,036	0.3
4,907,540	2.000%, 01/01/2052	3,793,550	0.1
4,306,145	2.000%, 02/01/2052	3,317,861	0.1
4,998,425	2.000%, 02/01/2052	3,844,636	0.1
8,488,767	2.000%, 02/01/2052	6,537,908	0.1
8,515,362	2.000%, 02/01/2052	6,572,903	0.1
11,934,833	2.000%, 02/01/2052	9,204,027	0.1
11,997,484	2.000%, 02/01/2052	9,247,949	0.1
14,343,530	2.000%, 02/01/2052	11,071,829	0.2
24,550,207	2.000%, 02/01/2052	18,702,835	0.3
26,812,885	2.000%, 02/01/2052	20,638,314	0.3
4,799,539	2.000%, 03/01/2052	3,694,317	0.1
5,319,010	2.000%, 03/01/2052	4,116,118	0.1
5,779,428	2.000%, 03/01/2052	4,419,555	0.1
27,796,479	2.000%, 03/01/2052	21,197,116	0.3
6,467,303	2.000%, 04/01/2052	4,992,069	0.1
654,776	2.500%, 05/01/2030	597,312	0.0
948,360	2.500%, 06/01/2030	865,263	0.0
1,275,288	2.500%, 06/01/2030	1,163,530	0.0
533,850	2.500%, 07/01/2030	487,064	0.0
14,368	2.500%, 02/01/2050	11,510	0.0
22,928	2.500%, 04/01/2050	18,362	0.0
18,950	2.500%, 05/01/2050	15,176	0.0
35,055	2.500%, 05/01/2050	28,066	0.0
36,169	2.500%, 05/01/2050	28,967	0.0
67,805	2.500%, 05/01/2050	54,304	0.0
180,380	2.500%, 05/01/2050	144,460	0.0
15,713	2.500%, 06/01/2050	12,584	0.0
1,713,926	2.500%, 06/01/2050	1,381,641	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
20,502,948	2.500%, 06/01/2050	$16,548,953	0.2
231,397	2.500%, 07/01/2050	185,160	0.0
3,393,799	2.500%, 07/01/2050	2,719,955	0.0
26,729,447	2.500%, 07/01/2050	21,431,541	0.3
107,111	2.500%, 08/01/2050	85,700	0.0
726,118	2.500%, 08/01/2050	582,103	0.0
1,924,864	2.500%, 08/01/2050	1,540,998	0.0
2,164,141	2.500%, 08/01/2050	1,732,659	0.0
23,340,772	2.500%, 08/01/2050	18,834,483	0.3
26,724	2.500%, 09/01/2050	21,444	0.0
83,341	2.500%, 09/01/2050	66,746	0.0
209,651	2.500%, 09/01/2050	167,904	0.0
838,510	2.500%, 09/01/2050	671,330	0.0
968,112	2.500%, 09/01/2050	777,689	0.0
4,124,146	2.500%, 10/01/2050	3,296,981	0.0
4,421,283	2.500%, 10/01/2050	3,540,883	0.1
3,609,145	2.500%, 11/01/2050	2,915,440	0.0
86,284	2.500%, 01/01/2051	69,082	0.0
10,082,706	2.500%, 02/01/2051	8,056,046	0.1
23,411,275	2.500%, 04/01/2051	18,658,694	0.2
3,486,776	2.500%, 05/01/2051	2,794,597	0.0
38,677,860	2.500%, 06/01/2051	30,837,634	0.4
4,262,363	2.500%, 09/01/2051	3,398,075	0.1
19,168,449	2.500%, 11/01/2051	15,351,453	0.2
2,633,483	2.500%, 12/01/2051	2,113,357	0.0
16,962,760	2.500%, 12/01/2051	13,646,092	0.2
16,277,437	2.500%, 01/01/2052	13,031,273	0.2
26,877,624	2.500%, 01/01/2052	21,575,329	0.3
4,073,153	2.500%, 02/01/2052	3,291,320	0.0
4,161,989	2.500%, 02/01/2052	3,346,301	0.1
6,553,740	2.500%, 02/01/2052	5,241,994	0.1
7,394,034	2.500%, 02/01/2052	5,914,715	0.1
11,702,265	2.500%, 02/01/2052	9,315,441	0.1
114,100,131	2.500%, 02/01/2052	90,881,418	1.2
6,620,720	2.500%, 03/01/2052	5,317,617	0.1
9,986,821	2.500%, 03/01/2052	8,014,216	0.1
30,171,316	2.500%, 03/01/2052	24,231,498	0.3
18,383,527	2.500%, 04/01/2052	14,752,311	0.2
288,679,000 (5)	2.500%, 10/01/2053	229,172,296	3.0
887,786	3.000%, 08/01/2030	828,243	0.0
436,633	3.000%, 09/01/2030	407,364	0.0
841,593	3.000%, 08/01/2035	767,218	0.0
1,688,193	3.000%, 04/01/2043	1,444,331	0.0
1,482,546	3.000%, 07/01/2043	1,268,367	0.0
494,240	3.000%, 08/01/2043	422,864	0.0
313,363	3.000%, 09/01/2043	268,134	0.0
5,212,208	3.000%, 04/01/2045	4,417,740	0.1
970,853	3.000%, 08/01/2046	821,527	0.0
2,182,693	3.000%, 08/01/2046	1,847,062	0.0
695,290	3.000%, 11/01/2046	588,346	0.0
1,584,173	3.000%, 12/01/2046	1,343,729	0.0
6,197,910	3.000%, 12/01/2046	5,245,582	0.1
11,767,843	3.000%, 01/01/2047	9,958,036	0.1
2,854,401	3.000%, 02/01/2047	2,412,252	0.0
3,467,273	3.000%, 03/01/2047	2,930,197	0.0
2,811,224	3.000%, 07/01/2047	2,377,507	0.0
21,733,066	3.000%, 10/01/2050	18,102,003	0.2
2,056,282	3.000%, 03/01/2051	1,710,434	0.0
5,442,648	3.000%, 01/01/2052	4,572,743	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
44,045,591	3.000%, 01/01/2052	$36,809,665	0.5
3,854,279	3.000%, 02/01/2052	3,236,611	0.0
4,617,240	3.000%, 02/01/2052	3,865,059	0.1
5,485,961	3.000%, 02/01/2052	4,586,712	0.1
5,888,398	3.000%, 02/01/2052	4,944,565	0.1
5,944,205	3.000%, 02/01/2052	4,975,839	0.1
11,812,794	3.000%, 02/01/2052	9,880,186	0.1
10,602,655	3.000%, 03/01/2052	8,875,393	0.1
16,496,794	3.000%, 03/01/2052	13,766,153	0.2
21,028,367	3.000%, 05/01/2052	17,547,430	0.2
46,083,759	3.000%, 05/01/2052	38,325,966	0.5
13,515,170	3.500%, 06/01/2034	12,706,396	0.2
1,898,180	3.500%, 10/01/2042	1,683,839	0.0
874,766	3.500%, 04/01/2043	775,480	0.0
2,501,323	3.500%, 08/01/2043	2,217,679	0.0
1,511,799	3.500%, 03/01/2044	1,335,768	0.0
181,597	3.500%, 01/01/2046	159,750	0.0
133,255	3.500%, 02/01/2046	117,290	0.0
269,864	3.500%, 02/01/2046	237,397	0.0
11,230,153	3.500%, 08/01/2046	9,895,945	0.1
742,669	3.500%, 08/01/2047	650,668	0.0
987,881	3.500%, 09/01/2047	865,488	0.0
13,064,624	3.500%, 11/01/2047	11,529,728	0.2
383,641	3.500%, 12/01/2047	336,111	0.0
917,517	3.500%, 02/01/2048	803,822	0.0
810,842	3.500%, 05/01/2048	710,378	0.0
7,777,698	3.500%, 07/01/2048	6,840,188	0.1
1,876,010	3.500%, 10/01/2049	1,651,348	0.0
2,471,851	3.500%, 02/01/2052	2,154,081	0.0
104,557	4.000%, 03/01/2042	95,800	0.0
104,300	4.000%, 07/01/2042	95,562	0.0
304,139	4.000%, 07/01/2042	277,140	0.0
823,982	4.000%, 07/01/2042	754,936	0.0
430,411	4.000%, 09/01/2043	394,339	0.0
1,057,097	4.000%, 01/01/2045	963,881	0.0
8,493,655	4.000%, 01/01/2045	7,797,432	0.1
960,836	4.000%, 03/01/2045	877,896	0.0
3,049,970	4.000%, 05/01/2045	2,786,921	0.0
846,820	4.000%, 06/01/2045	772,406	0.0
869,362	4.000%, 11/01/2045	794,379	0.0
2,549,408	4.000%, 02/01/2046	2,323,798	0.0
4,345,878	4.000%, 07/01/2047	3,946,741	0.1
385,455	4.000%, 08/01/2047	350,035	0.0
1,164,195	4.000%, 08/01/2047	1,057,212	0.0
97,642	4.000%, 03/01/2048	88,432	0.0
458,302	4.000%, 03/01/2048	416,044	0.0
3,886,702	4.000%, 06/01/2048	3,526,093	0.1
3,172,365	4.000%, 09/01/2048	2,882,222	0.0
8,339,212	4.000%, 04/01/2049	7,541,700	0.1
9,214,624	4.000%, 05/01/2052	8,236,509	0.1
6,056,163	4.000%, 06/01/2052	5,443,344	0.1
27,260,474	4.000%, 08/01/2052	24,298,967	0.3
3,405,950	4.000%, 11/01/2052	3,087,665	0.0
1,012,139	4.250%, 11/01/2043	938,573	0.0
82,158	4.500%, 11/01/2040	77,665	0.0
215,952	4.500%, 11/01/2040	204,135	0.0
1,320,006	4.500%, 11/01/2040	1,247,815	0.0
2,063	4.500%, 12/01/2040	1,950	0.0
3,717	4.500%, 12/01/2040	3,513	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,394	4.500%, 01/01/2041	$2,263	0.0
3,937	4.500%, 01/01/2041	3,722	0.0
154,435	4.500%, 10/01/2041	145,978	0.0
251,735	4.500%, 10/01/2044	234,040	0.0
389,733	4.500%, 12/01/2045	365,981	0.0
269,010	4.500%, 04/01/2047	251,591	0.0
927,093	4.500%, 04/01/2047	870,538	0.0
1,642,315	4.500%, 04/01/2047	1,541,813	0.0
2,181,455	4.500%, 04/01/2047	2,048,411	0.0
774,997	4.500%, 05/01/2047	727,401	0.0
826,637	4.500%, 05/01/2047	776,235	0.0
853,703	4.500%, 05/01/2047	795,203	0.0
914,443	4.500%, 05/01/2047	858,294	0.0
975,072	4.500%, 05/01/2047	915,607	0.0
298,184	4.500%, 06/01/2047	279,747	0.0
433,915	4.500%, 06/01/2047	407,025	0.0
826,518	4.500%, 06/01/2047	775,938	0.0
1,527,142	4.500%, 07/01/2047	1,431,134	0.0
102,375	4.500%, 08/01/2047	95,533	0.0
7,860,038	4.500%, 08/01/2052	7,251,466	0.1
23,529,331	4.500%, 10/01/2052	21,628,025	0.3
1,331,900	5.000%, 05/01/2042	1,304,177	0.0
14,738,795	5.000%, 10/01/2052	13,925,004	0.2
64,024	5.500%, 03/01/2037	63,397	0.0
75,581	5.500%, 06/01/2039	75,543	0.0
614,663	5.500%, 10/01/2039	611,977	0.0
247,607,169 (5)	5.500%, 10/01/2053	239,298,622	3.1
36,809	6.000%, 09/01/2036	36,364	0.0
117	6.500%, 02/01/2028	118	0.0
114	6.500%, 09/01/2031	115	0.0
426	6.500%, 09/01/2031	441	0.0
11,786	6.500%, 11/01/2031	12,028	0.0
4,673	6.500%, 04/01/2032	4,730	0.0
1,046	6.500%, 08/01/2032	1,059	0.0
3,381	6.500%, 08/01/2032	3,400	0.0
3,762	7.000%, 12/01/2027	3,731	0.0
703	7.000%, 10/01/2031	694	0.0
498	7.000%, 03/01/2032	493	0.0
525	7.500%, 09/01/2030	540	0.0
1,585	7.500%, 09/01/2031	1,614	0.0
10,763	7.500%, 02/01/2032	10,868	0.0
		1,530,184,757	19.9

	Total U.S. Government Agency Obligations (Cost $2,162,907,527)	1,947,979,068	25.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
1,382,954 (3)	Alternative Loan Trust 2004-J7 M1, 4.574%, (TSFR1M + 1.134%), 10/25/2034	1,370,909	0.0
379,976 (3)	Alternative Loan Trust 2005-53T2 2A6, 5.934%, (TSFR1M + 0.614%), 11/25/2035	193,180	0.0
413,248	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	287,174	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
485,490	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	$400,624	0.0
961,656 (3)	Alternative Loan Trust 2005-J2 1A12, 5.500%, (TSFR1M + 0.514%), 04/25/2035	737,338	0.0
625,649	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	313,510	0.0
116,746 (3)	Alternative Loan Trust 2006-18CB A10, 5.834%, (TSFR1M + 0.514%), 07/25/2036	49,079	0.0
695,237 (3)	Alternative Loan Trust 2006-19CB A28, 6.000%, (TSFR1M + 0.714%), 08/25/2036	344,981	0.0
839,101 (3)	Alternative Loan Trust 2007-23CB A3, 5.934%, (TSFR1M + 0.614%), 09/25/2037	336,415	0.0
1,918,397 (3)	Alternative Loan Trust 2007-2CB 2A1, 5.750%, (TSFR1M + 0.714%), 03/25/2037	806,918	0.0
821,545	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	384,173	0.0
735,689 (3)	Alternative Loan Trust 2007-8CB A3, 5.934%, (TSFR1M + 0.614%), 05/25/2037	325,408	0.0
1,317,342 (3)	American Home Mortgage Assets Trust 2007-4 A4, 6.014%, (TSFR1M + 0.694%), 08/25/2037	1,158,503	0.0
666,412 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	606,165	0.0
528,275 (3)	Banc of America Funding Trust 2007- 2 1A16, 6.000%, (TSFR1M + 0.714%), 03/25/2037	393,824	0.0
626,633 (6)	Banc of America Mortgage Trust 2007-2 A8, 6.000%, 05/25/2037	60,258	0.0
2,631,659 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	2,401,654	0.0
714,836 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.398%, 05/25/2035	671,409	0.0
883,662 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.216%, 09/25/2035	711,341	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,470,876 (1)(3)	Bellemeade Re Ltd. 2019-1A M2, 8.134%, (US0001M + 2.700%), 03/25/2029	$1,481,682	0.0
1,000,000 (1)(3)	Bellemeade Re Ltd. 2022-1 M1C, 9.015%, (SOFR30A + 3.700%), 01/26/2032	1,011,108	0.0
13,147,000 (1)(3)	Bellemeade RE Ltd. 2021-3A M1C, 6.865%, (SOFR30A + 1.550%), 09/25/2031	12,976,691	0.2
1,761,793 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B2, 3.892%, 03/25/2050	1,464,820	0.0
2,059,322 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.892%, 03/25/2050	1,642,029	0.0
927,215 (3)	CHL Mortgage Pass- Through Trust 2004-22 A3, 3.861%, 11/25/2034	831,056	0.0
455,978	CHL Mortgage Pass- Through Trust 2007-7 A7, 5.750%, 06/25/2037	227,175	0.0
720,374 (1)(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	637,978	0.0
96,555 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	89,072	0.0
244,060 (1)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	211,175	0.0
2,722,143 (1)(3)	CIM Trust 2019-J2 B2, 3.770%, 10/25/2049	2,238,527	0.0
908,224 (1)(3)	CIM Trust 2019-J2 B3, 3.770%, 10/25/2049	733,814	0.0
2,600,000 (1)(3)	CIM Trust 2019- R5 M2, 3.250%, 09/25/2059	2,189,948	0.0
3,054,480 (1)(3)	CIM Trust 2020-J1 B3, 3.443%, 07/25/2050	2,357,897	0.0
699,347	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	593,002	0.0
615,816 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.107%, 11/25/2036	523,896	0.0
286,982 (3)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.510%, 09/25/2037	252,741	0.0
724,241 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	677,618	0.0
1,315,413 (1)(3)	Citigroup Mortgage Loan Trust 2021- J2 B2W, 2.769%, 07/25/2051	979,855	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,478,434 (1)(3)	Citigroup Mortgage Loan Trust 2021- J2 B3W, 2.769%, 07/25/2051	$1,030,590	0.0
768,598 (1)(3)	Connecticut Avenue Securities Trust 2019- R05 1B1, 9.529%, (SOFR30A + 4.214%), 07/25/2039	794,882	0.0
1,696,442 (1)(3)	Connecticut Avenue Securities Trust 2020- R02 2M2, 7.429%, (SOFR30A + 2.114%), 01/25/2040	1,701,977	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	834,700	0.0
13,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022- R01 1B1, 8.465%, (SOFR30A + 3.150%), 12/25/2041	13,694,898	0.2
650,189 (1)	CSMC Series 2008- 2R 1A1, 6.000%, 07/25/2037	534,766	0.0
685,540 (1)(3)	CSMC Trust 2015-2 B3, 3.876%, 02/25/2045	628,816	0.0
51,655,068 (3)(6)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 X, 0.781%, 04/25/2037	1,869,433	0.0
171,349 (3)	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 12.379%, (SOFR30A + 7.064%), 08/25/2028	180,022	0.0
741,689 (1)(3)	Fannie Mae Connecticut Avenue Securities 2019-R01 2M2, 7.879%, (SOFR30A + 2.564%), 07/25/2031	744,612	0.0
789,723 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1M2, 7.479%, (SOFR30A + 2.164%), 01/25/2040	792,961	0.0
4,578,457 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.429%, (SOFR30A + 3.114%), 01/25/2040	4,588,301	0.1
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	522,200	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.615%, (SOFR30A + 3.300%), 11/25/2041	$2,487,729	0.1
2,697 (3)	Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	2,695	0.0
123,900 (6)	Fannie Mae Interest Strip 418 20, 3.000%, 05/25/2043	16,438	0.0
379,028 (6)	Fannie Mae Interest Strip 418 59, 3.000%, 08/25/2028	15,303	0.0
30,779 (3)(6)	Fannie Mae REMIC Trust 1997- 18 SG, 2.672%, (-1.000*SOFR30A + 7.986%), 03/17/2027	415	0.0
47,342	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	46,717	0.0
156,753 (3)(6)	Fannie Mae REMIC Trust 2001- 72 SC, 1.000%, (-1.000*SOFR30A + 8.386%), 12/25/2031	3,199	0.0
21,043 (3)(6)	Fannie Mae REMIC Trust 2001- 8 SK, 3.322%, (-1.000*SOFR30A + 8.636%), 03/18/2031	452	0.0
3,130,698	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	3,086,668	0.1
569,393	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	563,208	0.0
226,006 (3)	Fannie Mae REMIC Trust 2003-45 FJ, 6.926%, (SOFR30A + 1.614%), 06/25/2033	230,230	0.0
596,767 (3)(6)	Fannie Mae REMIC Trust 2003- 49 SW, 1.571%, (-1.000*SOFR30A + 6.886%), 01/25/2033	39,449	0.0
690,878 (3)(6)	Fannie Mae REMIC Trust 2003- 66 SA, 2.221%, (-1.000*SOFR30A + 7.536%), 07/25/2033	66,456	0.0
144,951 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	26,127	0.0
308,668	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	298,937	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
571,621	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	$561,330	0.0
2,634,910 (3)(6)	Fannie Mae REMIC Trust 2004-54 SN, 1.621%, (-1.000*SOFR30A +6.936%), 07/25/2034	171,234	0.0
11,457 (3)	Fannie Mae REMIC Trust 2004-56 FE, 5.879%, (SOFR30A +0.564%), 10/25/2033	11,381	0.0
250,505	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	246,495	0.0
527,209	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	506,350	0.0
1,511,902	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,478,401	0.0
5,386,208 (3)(6)	Fannie Mae REMIC Trust 2005-75 ES, 0.621%, (-1.000*SOFR30A +5.936%), 09/25/2035	307,278	0.0
431,534 (3)(6)	Fannie Mae REMIC Trust 2005-75 SP, 1.321%, (-1.000*SOFR30A +6.636%), 08/25/2035	19,333	0.0
70,185 (3)	Fannie Mae REMIC Trust 2006-104 ES, 6.303%, (-1.000*SOFR30A +32.878%), 11/25/2036	83,991	0.0
1,066,797 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 1.321%, (-1.000*SOFR30A +6.636%), 10/25/2035	53,669	0.0
414,349 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 1.311%, (-1.000*SOFR30A +6.626%), 01/25/2037	31,916	0.0
1,342,743 (3)(6)	Fannie Mae REMIC Trust 2006-56 SM, 1.321%, (-1.000*SOFR30A +6.636%), 07/25/2036	80,116	0.0
48,213 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 1.271%, (-1.000*SOFR30A +6.586%), 08/25/2026	776	0.0
9,993	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	9,930	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
371,452 (3)(6)	Fannie Mae REMIC Trust 2007-21 SB, 0.971%, (-1.000*SOFR30A +6.286%), 03/25/2037	$10,408	0.0
896,623 (3)(6)	Fannie Mae REMIC Trust 2007-52 NS, 1.021%, (-1.000*SOFR30A +6.336%), 06/25/2037	67,994	0.0
776,378 (3)(6)	Fannie Mae REMIC Trust 2007-85 SM, 1.031%, (-1.000*SOFR30A +,6.346%), 09/25/2037	54,941	0.0
1,935,376 (3)(6)	Fannie Mae REMIC Trust 2007-91 AS, 0.971%, (-1.000*SOFR30A +6.286%), 10/25/2037	142,701	0.0
1,996,039 (3)(6)	Fannie Mae REMIC Trust 2008-12 SC, 0.921%, (-1.000*SOFR30A +6.236%), 03/25/2038	112,961	0.0
231,246	Fannie Mae REMIC Trust 2008-16 Z, 5.500%, 03/25/2038	223,180	0.0
911,017	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	865,106	0.0
4,263,250 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.540%, 02/25/2049	4,083,697	0.1
4,238,231 (3)(6)	Fannie Mae REMIC Trust 2009-66 SP, 0.671%, (-1.000*SOFR30A +5.986%), 09/25/2039	182,957	0.0
959,660 (3)(6)	Fannie Mae REMIC Trust 2009-90 TS, 0.721%, (-1.000*SOFR30A +6.036%), 11/25/2039	66,329	0.0
2,756,123 (3)(6)	Fannie Mae REMIC Trust 2010-1 S, 0.821%, (-1.000*SOFR30A +6.136%), 02/25/2040	187,514	0.0
8,220,374 (3)(6)	Fannie Mae REMIC Trust 2010-107 SB, 1.161%, (-1.000*SOFR30A + 6.476%), 09/25/2040	711,145	0.0
2,426,246 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 0.641%, (-1.000*SOFR30A +5.956%), 11/25/2040	127,330	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,480,225 (3)(6)	Fannie Mae REMIC Trust 2010-150 SJ, 1.051%, (-1.000*SOFR30A +6.366%), 01/25/2041	$351,889	0.0
890,451 (3)(6)	Fannie Mae REMIC Trust 2010-35 CS, 1.021%, (-1.000*SOFR30A +6.336%), 04/25/2050	56,557	0.0
3,072,722 (3)(6)	Fannie Mae REMIC Trust 2010-41 SB, 0.971%, (-1.000*SOFR30A +6.286%), 05/25/2040	184,496	0.0
771,924 (3)(6)	Fannie Mae REMIC Trust 2010-43 VS, 1.021%, (-1.000*SOFR30A +6.336%), 05/25/2040	50,992	0.0
1,815,532	Fannie Mae REMIC Trust 2010-53 JZ, 5.000%, 07/25/2040	1,645,602	0.0
4,548,548	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	4,429,949	0.1
832,415	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	811,149	0.0
4,589,205	Fannie Mae REMIC Trust 2011-101 DB, 4.000%, 10/25/2041	4,246,479	0.1
586,166 (3)(6)	Fannie Mae REMIC Trust 2011-102 SA, 1.171%, (-1.000*SOFR30A +6.486%), 10/25/2041	51,165	0.0
2,723,362	Fannie Mae REMIC Trust 2011-116 ZA, 3.500%, 11/25/2041	2,440,256	0.1
60,371	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	54,421	0.0
6,311,842	Fannie Mae REMIC Trust 2011-136 PZ, 4.000%, 01/25/2042	5,816,391	0.1
1,942,007	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,849,085	0.0
5,469,138 (3)(6)	Fannie Mae REMIC Trust 2011-47 GS, 0.501%, (-1.000*SOFR30A +5.816%), 06/25/2041	251,344	0.0
1,717,748	Fannie Mae REMIC Trust 2011-8 ZA, 4.000%, 02/25/2041	1,554,746	0.0
4,555,479	Fannie Mae REMIC Trust 2011-84 Z, 5.250%, 09/25/2041	4,436,612	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,530,310	Fannie Mae REMIC Trust 2011-87 GB, 4.500%, 09/25/2041	$6,138,593	0.1
1,615,083 (3)(6)	Fannie Mae REMIC Trust 2011-93 GS, 1.121%, (-1.000*SOFR30A +6.436%), 04/25/2039	131,501	0.0
7,576,708	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	7,200,707	0.1
367,081	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	317,638	0.0
1,732,333 (3)(6)	Fannie Mae REMIC Trust 2012-111 SL, 0.671%, (-1.000*SOFR30A +5.986%), 05/25/2041	117,076	0.0
3,211,061	Fannie Mae REMIC Trust 2012-111 ZK, 3.500%, 10/25/2042	2,839,785	0.1
2,555,411 (6)	Fannie Mae REMIC Trust 2012-120 WI, 3.000%, 11/25/2027	94,506	0.0
2,882,046 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 0.721%, (-1.000*SOFR30A +6.036%), 11/25/2042	247,624	0.0
1,282,006 (6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	75,045	0.0
3,523,105 (3)(6)	Fannie Mae REMIC Trust 2012-133 AS, 0.771%, (-1.000*SOFR30A +6.086%), 10/25/2042	274,837	0.0
12,487,888 (3)(6)	Fannie Mae REMIC Trust 2012-133 NS, 0.721%, (-1.000*SOFR30A +6.036%), 12/25/2042	1,056,309	0.0
499,923 (6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	44,325	0.0
10,148,733	Fannie Mae REMIC Trust 2012-15 PZ, 4.000%, 03/25/2042	8,997,834	0.1
65,881 (3)(6)	Fannie Mae REMIC Trust 2012-15 SP, 1.191%, (-1.000*SOFR30A +6.506%), 06/25/2040	141	0.0
3,992,547	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,688,594	0.1
3,201,853	Fannie Mae REMIC Trust 2012-2 HE, 4.000%, 02/25/2042	2,961,265	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,267 (3)(6)	Fannie Mae REMIC Trust 2012-24 HS, 1.121%, (-1.000*SOFR30A +6.436%), 09/25/2040	$9,673	0.0
855,032	Fannie Mae REMIC Trust 2012-30 AB, 4.000%, 04/25/2042	791,273	0.0
196,515 (3)(6)	Fannie Mae REMIC Trust 2012-30 QS, 1.171%, (-1.000*SOFR30A +6.486%), 04/25/2031	570	0.0
1,198,382	Fannie Mae REMIC Trust 2012-33 BW, 4.000%, 04/25/2042	1,104,421	0.0
3,492	Fannie Mae REMIC Trust 2012-44 KW, 3.500%, 05/25/2032	3,419	0.0
1,727,663	Fannie Mae REMIC Trust 2012-55 PC, 3.500%, 05/25/2042	1,548,020	0.0
8,254,372	Fannie Mae REMIC Trust 2012-63 MW, 4.000%, 05/25/2034	7,780,823	0.1
5,919,751	Fannie Mae REMIC Trust 2012-66 EP, 4.000%, 06/25/2042	5,271,124	0.1
442,030 (3)(6)	Fannie Mae REMIC Trust 2012-68 YS, 1.271%, (-1.000*SOFR30A +6.586%), 07/25/2042	36,241	0.0
500,000	Fannie Mae REMIC Trust 2012-80 MY, 3.250%, 08/25/2042	404,754	0.0
13,417,462	Fannie Mae REMIC Trust 2012-94 LZ, 3.500%, 09/25/2042	11,980,946	0.2
2,247,777	Fannie Mae REMIC Trust 2013-111 BA, 3.000%, 11/25/2033	2,069,127	0.0
1,198,582	Fannie Mae REMIC Trust 2013-116 UB, 4.000%, 11/25/2043	1,064,887	0.0
1,403,000	Fannie Mae REMIC Trust 2013-13 BE, 4.000%, 03/25/2043	1,262,925	0.0
123,147	Fannie Mae REMIC Trust 2013-16 GD, 3.000%, 03/25/2033	120,126	0.0
1,423,250	Fannie Mae REMIC Trust 2013-20 DL, 4.000%, 03/25/2033	1,341,677	0.0
946,282 (3)(6)	Fannie Mae REMIC Trust 2013-26 JS, 0.771%, (-1.000*SOFR30A +6.086%), 10/25/2032	31,346	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,795,199 (3)(6)	Fannie Mae REMIC Trust 2013-40 LS, 0.721%, (-1.000*SOFR30A +6.036%), 05/25/2043	$307,494	0.0
15,303,201 (6)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	1,369,526	0.0
3,896,865 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 0.771%, (-1.000*SOFR30A +6.086%), 06/25/2033	197,480	0.0
4,547,669 (6)	Fannie Mae REMIC Trust 2013-70 BI, 3.000%, 07/25/2033	396,177	0.0
4,043,150	Fannie Mae REMIC Trust 2013-70 JZ, 3.000%, 07/25/2043	3,332,578	0.1
914,827 (3)(6)	Fannie Mae REMIC Trust 2013-72 YS, 0.721%, (-1.000*SOFR30A +6.036%), 07/25/2033	44,065	0.0
3,762,557 (3)(6)	Fannie Mae REMIC Trust 2013-9 SM, 0.821%, (-1.000*SOFR30A +6.136%), 02/25/2033	170,253	0.0
5,787,542 (3)(6)	Fannie Mae REMIC Trust 2014-15 SB, 1.221%, (-1.000*SOFR30A +6.536%), 04/25/2044	548,667	0.0
802,232 (3)(6)	Fannie Mae REMIC Trust 2014-17 DS, 0.771%, (-1.000*SOFR30A +6.086%), 02/25/2043	14,315	0.0
874,227 (3)(6)	Fannie Mae REMIC Trust 2014-28 BS, 0.771%, (-1.000*SOFR30A +6.086%), 08/25/2043	36,728	0.0
970,000	Fannie Mae REMIC Trust 2014-61 PY, 3.500%, 10/25/2044	787,321	0.0
5,914,934 (6)	Fannie Mae REMIC Trust 2014-70 IO, 5.500%, 10/25/2044	1,005,507	0.0
23,829,536 (3)(6)	Fannie Mae REMIC Trust 2014-79 KS, 0.721%, (-1.000*SOFR30A +6.036%), 12/25/2044	2,071,452	0.0
18,679,189	Fannie Mae REMIC Trust 2015-20 EZ, 3.500%, 04/25/2045	16,215,539	0.2
3,902,991 (6)	Fannie Mae REMIC Trust 2015-56 IC, 6.000%, 08/25/2045	689,588	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000	Fannie Mae REMIC Trust 2015-67 AV, 3.500%, 01/25/2036	$1,768,093	0.0
3,253,813	Fannie Mae REMIC Trust 2015-67 QV, 3.000%, 12/25/2040	3,121,338	0.1
1,620,590 (6)	Fannie Mae REMIC Trust 2015-76 PI, 6.000%, 09/25/2045	272,698	0.0
25,129,921 (3)(6)	Fannie Mae REMIC Trust 2015-79 SA, 0.821%, (-1.000*SOFR30A +6.136%), 11/25/2045	1,779,897	0.0
13,808,635 (3)(6)	Fannie Mae REMIC Trust 2015-86 BS, 0.271%, (-1.000*SOFR30A +5.586%), 11/25/2045	569,969	0.0
23,142,706 (6)	Fannie Mae REMIC Trust 2015-88 IO, 6.500%, 12/25/2045	5,738,519	0.1
10,144,757 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,061,044	0.0
4,938,190 (6)	Fannie Mae REMIC Trust 2015-97 BI, 5.500%, 01/25/2046	866,150	0.0
3,054,073 (6)	Fannie Mae REMIC Trust 2016-104 BI, 6.000%, 01/25/2047	570,489	0.0
5,007,410 (6)	Fannie Mae REMIC Trust 2016-52 MI, 4.000%, 12/25/2045	795,777	0.0
15,751,064 (3)(6)	Fannie Mae REMIC Trust 2016-60 SB, 0.671%, (-1.000*SOFR30A +5.986%), 09/25/2046	996,765	0.0
20,045,695 (3)(6)	Fannie Mae REMIC Trust 2016-81 CS, 0.671%, (-1.000*SOFR30A +5.986%), 11/25/2046	1,037,838	0.0
13,101,203 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 0.621%, (-1.000*SOFR30A +5.936%), 11/25/2046	840,797	0.0
322,655	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	315,300	0.0
344,893	Fannie Mae REMIC Trust 2016-9 D, 3.000%, 03/25/2046	298,874
17,296,965 (3)(6)	Fannie Mae REMIC Trust 2017-10 SA, 0.671%, (-1.000*SOFR30A +5.986%), 03/25/2047	1,081,379	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,023,510	Fannie Mae REMIC Trust 2017-108 ZD, 3.000%, 01/25/2048	$3,524,036	0.1
4,650,894	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	3,976,070	0.1
24,558,443 (3)(6)	Fannie Mae REMIC Trust 2018-15 SC, 0.871%, (-1.000*SOFR30A +6.186%), 03/25/2048	1,870,538	0.0
3,552,196	Fannie Mae REMIC Trust 2018-26 KA, 3.500%, 04/25/2048	3,129,767	0.1
1,075,466	Fannie Mae REMIC Trust 2018-38 LA, 3.000%, 06/25/2048	908,906	0.0
10,828,191	Fannie Mae REMIC Trust 2018-73 AB, 3.000%, 10/25/2048	9,424,993	0.1
1,123,568	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	1,013,200	0.0
31,050,449 (3)(6)	Fannie Mae REMIC Trust 2018-82 SA, 0.771%, (-1.000*SOFR30A +6.086%), 11/25/2048	2,110,251	0.0
6,999,094 (3)(6)	Fannie Mae REMIC Trust 2018-86 AS, 0.771%, (-1.000*SOFR30A +6.086%), 12/25/2048	389,742	0.0
31,713,301 (3)(6)	Fannie Mae REMIC Trust 2018-86 SM, 0.771%, (-1.000*SOFR30A +6.086%), 12/25/2048	1,983,248	0.0
27,562,208 (3)(6)	Fannie Mae REMIC Trust 2018-91 SB, 0.671%, (-1.000*SOFR30A +(-1.000*SOFR30A +5.986%), 12/25/2058	2,338,401	0.0
9,545,723 (6)	Fannie Mae REMIC Trust 2019-21 AI, 5.000%, 05/25/2059	2,474,899	0.1
8,555,146 (3)(6)	Fannie Mae REMIC Trust 2019-30 SB, 0.671%, (-1.000*SOFR30A +5.986%), 07/25/2049	593,456	0.0
13,541,048 (3)(6)	Fannie Mae REMIC Trust 2019-34 BS, 0.621%, (-1.000*SOFR30A +5.936%), 07/25/2049	1,148,866	0.0
7,019,339 (3)(6)	Fannie Mae REMIC Trust 2019-39 SA, 0.671%, (-1.000*SOFR30A +5.986%), 08/25/2049	441,184	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
48,191,485 (3)(6)	Fannie Mae REMIC Trust 2019-41 S, 0.571%, (-1.000*SOFR30A +5.886%), 08/25/2059	$2,856,449	0.1
4,926,782 (3)(6)	Fannie Mae REMIC Trust 2019-47 SB, 0.671%, (-1.000*SOFR30A +5.986%), 05/25/2040	302,083	0.0
13,084,483 (3)(6)	Fannie Mae REMIC Trust 2019-79 SB, 0.571%, (-1.000*SOFR30A +(-1.000*SOFR30A +5.886%), 01/25/2050	1,027,753	0.0
6,928,115 (3)(6)	Fannie Mae REMIC Trust 2020-10 SE, 0.571%, (-1.000*SOFR30A +5.886%), 03/25/2050	544,186	0.0
20,549,361 (6)	Fannie Mae REMIC Trust 2020-35 IO, 5.000%, 06/25/2050	3,160,257	0.1
22,127,919 (6)	Fannie Mae REMIC Trust 2020-44 DI, 2.500%, 07/25/2050	2,768,428	0.1
10,136,887 (6)	Fannie Mae REMIC Trust 2020-44 EI, 3.500%, 09/25/2042	1,585,414	0.0
9,408,796 (6)	Fannie Mae REMIC Trust 2020-53 CI, 4.500%, 08/25/2050	2,070,737	0.0
26,290,455 (6)	Fannie Mae REMIC Trust 2020-74 GI, 5.000%, 10/25/2050	5,185,595	0.1
32,561,152 (6)	Fannie Mae REMIC Trust 2020-99 IB, 3.500%, 05/25/2050	5,954,119	0.1
48,111,699 (6)	Fannie Mae REMIC Trust 2021-1 BI, 3.000%, 02/25/2049	7,451,126	0.1
156,763,102 (6)	Fannie Mae REMIC Trust 2021-10 AI, 3.000%, 03/25/2041	17,316,624	0.2
28,097,818 (6)	Fannie Mae REMIC Trust 2021-22 BI, 4.000%, 04/25/2051	5,699,317	0.1
37,659,037 (6)	Fannie Mae REMIC Trust 2021-41 MI, 5.000%, 06/25/2048	6,939,608	0.1
37,548,204 (3)(6)	Fannie Mae REMIC Trust 2021-55 SA, 0.153%, (-1.000*SOFR30A +3.150%), 08/25/2061	591,489	0.0
82,350,357 (6)	Fannie Mae REMIC Trust 2021-77 AI, 3.500%, 11/25/2051	16,363,914	0.2
26,491,923 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	5,399,038	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,305,287 (6)	Fannie Mae REMIC Trust 2021-81 LI, 2.500%, 11/25/2051	$2,434,134	0.0
65,065,898 (6)	Fannie Mae REMIC Trust 2021-93 AI, 3.000%, 01/25/2052	10,498,090	0.2
36,382,605 (6)	Fannie Mae REMIC Trust 2023-23 AI, 4.000%, 12/25/2051	7,293,530	0.1
18	Fannie Mae REMIC Trust G93-35 ZQ, 6.500%, 11/25/2023	18	0.0
521,654	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	214,621	0.0
1,083,220 (1)(3)	First Republic Mortgage Trust 2020-1 B2, 2.886%, 04/25/2050	874,941	0.0
1,696,931 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.941%,03/25/2048	1,444,616	0.0
2,212,798 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.941%,03/25/2048	1,838,636	0.0
1,165,316 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.009%,04/25/2048	1,004,883	0.0
726,049 (1)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%,05/25/2048	652,085	0.0
883,489 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.181%,07/25/2048	763,935	0.0
1,678,913 (1)(3)	Flagstar Mortgage Trust 2018-5 B3, 4.455%,09/25/2048	1,436,024	0.0
2,788,633 (1)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.919%,10/25/2048	2,495,062	0.1
1,356,909 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.030%,12/25/2049	1,149,098	0.0
1,915,586 (1)(3)	Flagstar Mortgage Trust 2020-1INV B1A, 4.209%, 03/25/2050	1,619,953	0.0
2,318,671 (1)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.209%, 03/25/2050	1,934,392	0.0
1,435,957 (1)(3)	Flagstar Mortgage Trust 2021-6INV B1, 3.490%,08/25/2051	1,132,620	0.0
1,585,150	Freddie Mac Reference REMIC R007 ZA, 6.000%, 05/15/2036	1,610,865	0.0
172,607	Freddie Mac Reference REMIC R008 ZA, 6.000%, 07/15/2036	171,251	0.0
41,585	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	41,475	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
36,444	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	$36,215	0.0
281,950	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	283,612	0.0
3,070 (3)(6)	Freddie Mac REMIC Trust2232 SA, 3.172%,(-1.000*SOFR30A +8.486%), 05/17/2030	32	0.0
3,367 (3)(6)	Freddie Mac REMIC Trust2301 SP, 3.822%,(-1.000*SOFR30A +9.136%), 04/15/2031	62	0.0
136,411	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	135,214	0.0
39,148 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%,04/15/2033	6,424	0.0
302,047	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	295,766	0.0
63,127	Freddie Mac REMIC Trust 2861 Z, 5.500%,09/15/2034	61,889	0.0
102,940	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	100,794	0.0
157,462	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	154,179	0.0
169,080 (3)(6)	Freddie Mac REMIC Trust2993 GS, 0.722%,(-1.000*SOFR30A +6.036%), 06/15/2025	684	0.0
527,332 (3)(6)	Freddie Mac REMIC Trust 3006 SI, 1.312%,(-1.000*SOFR30A +6.626%), 07/15/2035	41,195	0.0
524,274 (3)(6)	Freddie Mac REMIC Trust 3006 YI, 1.312%,(-1.000*SOFR30A +6.626%), 07/15/2035	37,987	0.0
3,236,494 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 1.302%,(-1.000*SOFR30A +6.616%), 10/15/2035	214,965	0.0
591,998	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	575,186	0.0
514,617 (3)(6)	Freddie Mac REMIC Trust3171 PS, 1.057%,(-1.000*SOFR30A +6.371%), 06/15/2036	25,452	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,383,697 (3)(6)	Freddie Mac REMIC Trust 3199 S, 1.022%,(-1.000*SOFR30A +6.336%), 08/15/2036	$249,580	0.0
3,054,569 (3)(6)	Freddie Mac REMIC Trust3213 JS, 1.772%,(-1.000*SOFR30A +7.086%), 09/15/2036	298,466	0.0
10,879,253 (3)(6)	Freddie Mac REMIC Trust3346 SC, 1.122%,(-1.000*SOFR30A +6.436%), 10/15/2033	608,237	0.0
276,188	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	275,600	0.0
760,928 (3)(6)	Freddie Mac REMIC Trust 3375 QI, 0.600%,(-1.000*SOFR30A +63.455%), 10/15/2037	16,665	0.0
90,603	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	89,602	0.0
5,120,048 (3)(6)	Freddie Mac REMIC Trust3510 AS, 0.982%,(-1.000*SOFR30A +6.296%), 04/15/2037	376,536	0.0
141,873 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.085%, 03/15/2033	134,050	0.0
9,749 (3)	Freddie Mac REMIC Trust 3556 NT, 8.528%, (SOFR30A +3.214%), 03/15/2038	9,830	0.0
5,274,615 (3)(6)	Freddie Mac REMIC Trust3629 CS, 0.922%,(-1.000*SOFR30A +6.236%), 01/15/2040	427,454	0.0
3,111,035	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,068,253	0.1
269,194	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	270,142	0.0
204,248	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	202,955	0.0
2,029,935	Freddie Mac REMIC Trust 3736 ZP, 4.000%, 10/15/2040	1,880,052	0.0
1,481,719	Freddie Mac REMIC Trust 3740 KE, 4.000%, 10/15/2040	1,373,599	0.0
18,182,730	Freddie Mac REMIC Trust 3753 KZ, 4.500%, 11/15/2040	17,300,095	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,129,548	Freddie Mac REMIC Trust 3775 GZ, 4.500%, 12/15/2040	$3,697,337	0.1
1,900,000	Freddie Mac REMIC Trust 3820 NC, 4.500%, 03/15/2041	1,794,150	0.0
846,538	Freddie Mac REMIC Trust 3843 JZ, 5.100%, 04/15/2041	801,880	0.0
361,085	Freddie Mac REMIC Trust 3848 WX, 5.000%, 04/15/2041	352,372	0.0
635,867 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.122%, (-1.000*SOFR30A + 6.436%), 05/15/2041	51,410	0.0
2,650,000	Freddie Mac REMIC Trust 3890 ME, 5.000%, 07/15/2041	2,549,014	0.1
1,898,563	Freddie Mac REMIC Trust 3893 PU, 4.000%, 07/15/2041	1,765,073	0.0
3,673,366	Freddie Mac REMIC Trust 3919 BY, 4.000%, 09/15/2041	3,396,083	0.1
7,162,836	Freddie Mac REMIC Trust 3919 ZB, 4.000%, 09/15/2041	6,606,159	0.1
2,969,495	Freddie Mac REMIC Trust 3923 GY, 4.000%, 09/15/2041	2,758,094	0.1
248,926 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 0.622%, (-1.000*SOFR30A + 5.936%), 07/15/2040	5,103	0.0
952,238 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 0.622%, (-1.000*SOFR30A + 5.936%), 01/15/2041	12,125	0.0
1,306,189	Freddie Mac REMIC Trust 3934 CB, 4.000%, 10/15/2041	1,206,117	0.0
324,654	Freddie Mac REMIC Trust 3934 KB, 5.000%, 10/15/2041	316,174	0.0
4,142,925	Freddie Mac REMIC Trust 3982 LZ, 4.000%, 01/15/2042	3,793,690	0.1
783,264	Freddie Mac REMIC Trust 3997 PB, 4.000%, 02/15/2042	726,839	0.0
129,382	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	124,299	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,528,721 (3)(6)	Freddie Mac REMIC Trust 4057 SN, 1.222%, (-1.000*SOFR30A + 6.536%), 12/15/2041	$156,824	0.0
2,470,431	Freddie Mac REMIC Trust 4057 ZB, 3.500%, 06/15/2042	2,204,493	0.0
11,217,581	Freddie Mac REMIC Trust 4084 TZ, 4.000%, 07/15/2042	10,334,840	0.2
705,959 (3)(6)	Freddie Mac REMIC Trust 4088 CS, 0.572%, (-1.000*SOFR30A + 5.886%), 08/15/2042	53,710	0.0
1,341,292 (3)(6)	Freddie Mac REMIC Trust 4090 SN, 1.272%, (-1.000*SOFR30A + 6.586%), 08/15/2032	75,344	0.0
520,789	Freddie Mac REMIC Trust 4100 JA, 3.500%, 10/15/2041	486,753	0.0
3,703,888 (6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	300,010	0.0
3,544,450 (3)(6)	Freddie Mac REMIC Trust 4191 SA, 0.772%, (-1.000*SOFR30A + 6.086%), 03/15/2043	219,608	0.0
2,128,000	Freddie Mac REMIC Trust 4193 BP, 4.000%, 04/15/2043	1,821,436	0.0
1,874,342 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	304,711	0.0
2,708,941	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	2,474,710	0.1
2,080,000	Freddie Mac REMIC Trust 4235 QD, 3.000%, 08/15/2033	1,878,581	0.0
962,003	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	914,287	0.0
798,648 (6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	102,226	0.0
21,577,094 (3)(6)	Freddie Mac REMIC Trust 4301 SD, 0.672%, (-1.000*SOFR30A + 5.986%), 07/15/2037	1,167,103	0.0
6,657,384	Freddie Mac REMIC Trust 4310 BZ, 4.000%, 02/15/2044	6,050,543	0.1
4,835,209	Freddie Mac REMIC Trust 4316 XZ, 4.500%, 03/15/2044	4,513,145	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,726,256	Freddie Mac REMIC Trust 4335 XZ, 4.250%, 05/15/2044	$7,054,241	0.1
5,128,696	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	4,684,538	0.1
11,145,520	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	10,465,813	0.2
411,037	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	403,251	0.0
2,561,613 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 0.672%, (-1.000*SOFR30A + 5.986%), 09/15/2044	194,858	0.0
2,644,600	Freddie Mac REMIC Trust 4401 BL, 3.500%, 10/15/2034	2,450,363	0.1
8,553,625 (3)(6)	Freddie Mac REMIC Trust 4407 CS, 0.772%, (-1.000*SOFR30A + 6.086%), 06/15/2044	529,960	0.0
12,441,151 (3)(6)	Freddie Mac REMIC Trust 4407 PS, 0.172%, (-1.000*SOFR30A + 5.486%), 06/15/2044	534,150	0.0
6,466,381	Freddie Mac REMIC Trust 4444 CZ, 3.000%, 02/15/2045	5,264,034	0.1
11,938,669 (3)(6)	Freddie Mac REMIC Trust 4461 AS, 0.172%, (-1.000*SOFR30A + 5.486%), 04/15/2045	580,766	0.0
3,124,000	Freddie Mac REMIC Trust 4492 VB, 3.500%, 05/15/2035	2,867,018	0.1
36,306	Freddie Mac REMIC Trust 4500 HC, 3.000%, 11/15/2042	35,917	0.0
2,913,000	Freddie Mac REMIC Trust 4505 PB, 3.000%, 08/15/2045	2,336,984	0.0
8,068,266	Freddie Mac REMIC Trust 4545 PL, 3.500%, 01/15/2046	6,784,757	0.1
11,226,657 (3)(6)	Freddie Mac REMIC Trust 4574 ST, 0.572%, (-1.000*SOFR30A + 5.886%), 04/15/2046	958,496	0.0
58,118,619 (3)(6)	Freddie Mac REMIC Trust 4585 AS, 0.672%, (-1.000*SOFR30A + 5.986%), 05/15/2046	3,763,994	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,203,783	Freddie Mac REMIC Trust 4608 JV, 3.500%, 01/15/2055	$3,103,677	0.1
16,435,516 (3)(6)	Freddie Mac REMIC Trust 4611 BS, 0.672%, (-1.000*SOFR30A + 5.986%), 06/15/2041	1,110,502	0.0
10,505,600	Freddie Mac REMIC Trust 4664 KZ, 3.500%, 02/15/2047	9,190,122	0.1
5,820,073	Freddie Mac REMIC Trust 4680 GZ, 3.500%, 03/15/2047	4,851,521	0.1
5,942,437	Freddie Mac REMIC Trust 4682 HZ, 3.500%, 04/15/2047	5,225,908	0.1
2,280,050	Freddie Mac REMIC Trust 4700 KZ, 3.500%, 07/15/2047	1,925,572	0.0
4,147,687	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	3,008,250	0.1
3,396,006	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	2,768,923	0.1
36,464,151	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	30,893,986	0.4
583,670	Freddie Mac REMIC Trust 4772 VG, 4.500%, 08/15/2036	577,020	0.0
14,803,287	Freddie Mac REMIC Trust 4776 AZ, 4.000%, 07/15/2047	13,318,688	0.2
403,933	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	363,541	0.0
7,839,975	Freddie Mac REMIC Trust 4795 D, 5.000%, 05/15/2048	7,448,886	0.1
2,047,077	Freddie Mac REMIC Trust 4834 AZ, 3.500%, 10/15/2048	1,809,325	0.0
32,223,022 (3)(6)	Freddie Mac REMIC Trust 4879 DS, 0.672%, (-1.000*SOFR30A + 5.986%), 08/15/2034	1,463,560	0.0
27,918,366 (3)(6)	Freddie Mac REMIC Trust 4892 SA, 0.622%, (-1.000*SOFR30A + 5.936%), 07/15/2049	2,362,167	0.0
1,632,872	Freddie Mac REMIC Trust 4904 HB, 3.000%, 08/25/2049	1,127,307	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,665,981 (3)(6)	Freddie Mac REMIC Trust 4906 SQ, 0.621%, (-1.000*SOFR30A + 5.936%), 09/25/2049	$634,401	0.0
606,535	Freddie Mac REMIC Trust 4914 DB, 3.000%, 09/25/2049	393,004	0.0
2,237,830	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	1,784,014	0.0
2,873,517	Freddie Mac REMIC Trust 4941 WZ, 3.000%, 11/25/2049	2,421,943	0.0
4,641,819	Freddie Mac REMIC Trust 4950 KE, 2.500%, 12/25/2049	3,897,971	0.1
54,520,467 (6)	Freddie Mac REMIC Trust 4998 AI, 3.500%, 12/25/2049	11,121,554	0.2
49,824,105 (6)	Freddie Mac REMIC Trust 5014 HI, 4.000%, 09/25/2050	10,043,747	0.1
31,379,383 (6)	Freddie Mac REMIC Trust 5019 HI, 3.500%, 10/25/2050	5,736,236	0.1
23,676,533 (3)(6)	Freddie Mac REMIC Trust 5045 BS, 0.885%, (-1.000*SOFR30A + 6.200%), 11/25/2050	2,629,298	0.1
100,450,846 (6)	Freddie Mac REMIC Trust 5051 BI, 3.000%, 11/25/2050	16,561,954	0.2
28,672,023 (6)	Freddie Mac REMIC Trust 5072 NI, 3.000%, 01/25/2050	4,730,703	0.1
56,687,003 (6)	Freddie Mac REMIC Trust 5072 QI, 3.500%, 10/25/2050	11,703,287	0.2
44,807,591 (6)	Freddie Mac REMIC Trust 5082 IQ, 3.000%, 03/25/2051	7,355,184	0.1
21,218,214 (6)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	4,347,794	0.1
22,617,495 (6)	Freddie Mac REMIC Trust 5113 AI, 4.000%, 06/25/2041	3,663,672	0.1
68,642,606 (6)	Freddie Mac REMIC Trust 5117 IO, 3.000%, 06/25/2051	9,575,911	0.1
27,142,469 (6)	Freddie Mac REMIC Trust 5128 IC, 5.500%, 09/25/2041	5,443,544	0.1
72,031,206 (6)	Freddie Mac REMIC Trust 5200 IC, 4.000%, 03/25/2051	14,419,697	0.2
1,486,717	Freddie Mac REMIC Trust 5228 EC, 4.000%, 02/25/2050	1,321,711	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,453,070 (6)	Freddie Mac REMIC Trust 5322 IO, 4.000%, 09/25/2051	$8,671,369	0.1
3,250,594 (1)(3)	Freddie Mac STACR Remic Trust 2020- DNA2 M2, 7.279%, (SOFR30A + 1.964%), 02/25/2050	3,257,471	0.1
1,179,461 (1)(3)	Freddie Mac STACR REMIC Trust 2020- HQA1 M2, 7.329%, (SOFR30A + 2.014%), 01/25/2050	1,180,049	0.0
8,740,000 (1)(3)	Freddie Mac STACR REMIC Trust 2020- HQA2 B1, 9.529%, (SOFR30A + 4.214%), 03/25/2050	9,461,380	0.1
2,687,002 (1)(3)	Freddie Mac STACR REMIC Trust 2020- HQA2 M2, 8.529%, (SOFR30A + 3.214%), 03/25/2050	2,773,258	0.1
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- DNA7 M2, 7.115%, (SOFR30A + 1.800%), 11/25/2041	978,192	0.0
3,112,544 (1)(3)	Freddie Mac STACR REMIC Trust 2021- HQA1 M2, 7.565%, (SOFR30A + 2.250%), 08/25/2033	3,098,682	0.1
6,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- HQA3 M2, 7.415%, (SOFR30A + 2.100%), 09/25/2041	6,383,199	0.1
15,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- HQA4 B1, 9.065%, (SOFR30A + 3.750%), 12/25/2041	14,943,593	0.2
10,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- HQA4 M2, 7.665%, (SOFR30A + 2.350%), 12/25/2041	9,688,062	0.1
13,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA1 B1, 8.715%, (SOFR30A + 3.400%), 01/25/2042	13,541,985	0.2
9,200,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA1 M1B, 7.165%, (SOFR30A + 1.850%), 01/25/2042	9,092,358	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA1 M2, 7.815%, (SOFR30A + 2.500%), 01/25/2042	$6,858,748	0.1
2,420,817	Freddie Mac Strips 27730, 3.000%, 09/15/2042	2,089,820	0.0
5,113,505 (6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	804,770	0.0
25,876,165 (3)(6)	Freddie Mac Strips 311 S1, 0.522%, (-1.000*SOFR30A + 5.836%), 08/15/2043	2,185,705	0.0
9,652,582	Freddie Mac Strips 326 350, 3.500%, 03/15/2044	8,577,864	0.1
779,121 (3)(6)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	91,896	0.0
239,451 (3)(6)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	42,935	0.0
3,302,766 (6)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	681,579	0.0
4,857,560 (6)	Freddie Mac Strips 344 C17, 4.000%, 02/15/2045	920,967	0.0
2,388,380 (3)(6)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	392,864	0.0
2,922,412 (3)(6)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	380,277	0.0
4,754,160 (6)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	899,437	0.0
4,023,032 (6)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	750,059	0.0
6,789,512 (6)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,147,164	0.0
7,054,541 (6)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,348,314	0.0
3,852,282 (6)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	744,988	0.0
2,988,731 (6)	Freddie Mac Strips 344 C8, 3.500%, 02/15/2045	508,843	0.0
3,526,039 (6)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	589,137	0.0
8,238,000 (6)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,396,544	0.0
4,874,880 (6)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	895,425	0.0
5,338,949 (6)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	988,281	0.0
5,007,863 (6)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	917,501	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,451,804 (6)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	$819,494	0.0
6,240,359 (6)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,187,957	0.0
5,689,100 (6)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,186,702	0.0
9,374,994 (6)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,416,886	0.0
19,769,612 (6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	3,507,572	0.1
5,519,950 (1)(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.615%, (SOFR30A + 2.300%), 08/25/2033	5,568,217	0.1
838,512 (3)	Freddie Mac Structured Pass-Through Certificates T-48 1A, 4.422%, 07/25/2033	781,850	0.0
2,453,160	Freddie Mac Whole Loan Securities Trust 2017-SC01 1A, 3.000%, 12/25/2046	2,035,761	0.0
2,448,501	Freddie Mac Whole Loan Securities Trust 2017-SC01 2A, 3.500%, 12/25/2046	2,110,354	0.0
555,990 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	515,548	0.0
3,733,985 (1)(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.725%, 10/25/2058	3,315,166	0.1
1,055,256 (3)(6)	Ginnie Mae 2005- 37 SI, 0.711%, (-1.000*TSFR1M + 6.036%), 05/20/2035	59,358	0.0
260,202 (3)(6)	Ginnie Mae 2005- 7 AH, 1.325%, (-1.000*TSFR1M + 6.656%), 02/16/2035	16,064	0.0
5,403,781 (3)(6)	Ginnie Mae 2007- 17 IC, 0.805%, (-1.000*TSFR1M + 6.136%), 04/16/2037	226,782	0.0
931,586 (3)(6)	Ginnie Mae 2007- 23 ST, 0.761%, (-1.000*TSFR1M + 6.086%), 04/20/2037	55,004	0.0
1,149,096 (3)(6)	Ginnie Mae 2007- 40 SE, 1.311%, (-1.000*TSFR1M + 6.636%), 07/20/2037	104,337	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,971,133 (3)(6)	Ginnie Mae 2007- 41 SL, 1.261%, (-1.000*TSFR1M + 6.586%), 07/20/2037	$441,443	0.0
743,838 (3)(6)	Ginnie Mae 2007- 7 EI, 0.761%, (-1.000*TSFR1M + 6.086%), 02/20/2037	52,722	0.0
683,686 (3)(6)	Ginnie Mae 2008- 2 SW, 1.111%, (-1.000*TSFR1M + 6.436%), 01/20/2038	57,129	0.0
346,927 (3)(6)	Ginnie Mae 2008- 35 SN, 0.961%, (-1.000*TSFR1M + 6.286%), 04/20/2038	21,673	0.0
184,991 (3)(6)	Ginnie Mae 2008- 40 PS, 1.055%, (-1.000*TSFR1M + 6.386%), 05/16/2038	10,940	0.0
527,855 (3)(6)	Ginnie Mae 2009- 25 KS, 0.761%, (-1.000*TSFR1M + 6.086%), 04/20/2039	40,283	0.0
400,045	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	390,356	0.0
362,311	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	349,564	0.0
8,091,132	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	7,927,152	0.1
789,100	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	762,796	0.0
853,502	Ginnie Mae 2009- 98 DA, 3.250%, 07/16/2039	803,909	0.0
2,149,661	Ginnie Mae 2010- 108 WL, 4.000%, 04/16/2040	2,034,436	0.0
2,674,121 (3)(6)	Ginnie Mae 2010- 11 SA, 0.975%, (-1.000*TSFR1M + 6.306%), 01/16/2040	192,222	0.0
888,401 (3)(6)	Ginnie Mae 2010- 116 NS, 1.205%, (-1.000*TSFR1M + 6.536%), 09/16/2040	51,492	0.0
3,002,846 (3)(6)	Ginnie Mae 2010- 116 SK, 1.181%, (-1.000*TSFR1M + 6.506%), 08/20/2040	216,769	0.0
1,160,035 (3)(6)	Ginnie Mae 2010- 14 SB, 1.361%, (-1.000*TSFR1M + 6.686%), 11/20/2035	95,190	0.0
2,266,602 (3)(6)	Ginnie Mae 2010- 149 HS, 0.655%, (-1.000*TSFR1M + 5.986%), 05/16/2040	24,668	0.0
321,377	Ginnie Mae 2010- 164 MD, 4.000%, 12/20/2040	302,733	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,166,016 (6)	Ginnie Mae 2010-168 BI, 5.000%, 04/20/2040	$186,949	0.0
706,278 (3)(6)	Ginnie Mae 2010- 68 MS, 0.411%, (-1.000*TSFR1M + 5.736%), 06/20/2040	46,014	0.0
828,672 (6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	107,989	0.0
960,140	Ginnie Mae 2011-52 PA, 4.250%, 02/16/2041	926,075	0.0
1,631,240 (3)(6)	Ginnie Mae 2011- 72 SA, 0.192%, (-1.000*TSFR1M + 5.236%), 05/16/2041	83,155	0.0
188,286 (6)	Ginnie Mae 2012-91 QI, 4.500%, 09/20/2041	16,985	0.0
2,450,969 (3)(6)	Ginnie Mae 2013- 111 SA, 1.261%, (-1.000*TSFR1M + 6.586%), 07/20/2043	217,312	0.0
686,798	Ginnie Mae 2013- 116 KB, 3.500%, 12/20/2042	655,607	0.0
3,186,340 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	485,353	0.0
7,670,157	Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	6,439,509	0.1
71,010	Ginnie Mae 2013-27 KA, 2.250%, 02/20/2043	62,203	0.0
375,976	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	320,793	0.0
173,224 (6)	Ginnie Mae 2014-10 GI, 4.500%, 01/16/2029	3,263	0.0
2,386,808 (3)(6)	Ginnie Mae 2014- 185 SB, 0.161%, (-1.000*TSFR1M + 5.486%), 12/20/2044	122,353	0.0
1,563,178 (3)(6)	Ginnie Mae 2014- 3 QS, 0.711%, (-1.000*TSFR1M + 6.036%), 03/20/2043	62,505	0.0
4,051,482 (3)(6)	Ginnie Mae 2014- 3 SU, 0.611%, (-1.000*TSFR1M + 5.936%), 07/20/2039	270,887	0.0
2,296,319 (3)(6)	Ginnie Mae 2014- 56 SP, 0.755%, (-1.000*TSFR1M + 6.086%), 12/16/2039	126,012	0.0
5,785,579 (3)(6)	Ginnie Mae 2014- 58 SG, 0.155%, (-1.000*TSFR1M + 5.486%), 04/16/2044	229,638	0.0
15,789,205 (3)(6)	Ginnie Mae 2015- 110 MS, 0.271%, (-1.000*TSFR1M + 5.596%), 08/20/2045	1,040,910	0.0
1,194,455	Ginnie Mae 2015-27 PB, 3.000%, 08/20/2044	1,143,239	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,262,880 (3)(6)	Ginnie Mae 2016- 160 GS, 0.661%, (-1.000*TSFR1M + 5.986%), 11/20/2046	$1,048,949	0.0
386,130	Ginnie Mae 2016-44 JA, 3.500%, 03/20/2046	339,488	0.0
30,735,544 (3)(6)	Ginnie Mae 2016- 6 SB, 0.211%, (-1.000*TSFR1M + 5.536%), 01/20/2046	1,820,697	0.0
6,994,673 (3)(6)	Ginnie Mae 2017- 101 SA, 0.761%, (-1.000*TSFR1M + 6.086%), 07/20/2047	606,286	0.0
14,913,689 (3)(6)	Ginnie Mae 2017- 163 SH, 0.761%, (-1.000*TSFR1M + 6.086%), 11/20/2047	1,397,489	0.0
4,503,203	Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,420,527	0.1
338,764	Ginnie Mae 2018-104 HZ, 3.500%, 08/20/2048	242,201	0.0
1,151,010	Ginnie Mae 2018- 120 DE, 3.500%, 09/20/2048	1,014,891	0.0
202,704	Ginnie Mae 2018- 122 GZ, 3.500%, 09/20/2048	147,467	0.0
1,547,298	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,394,628	0.0
202,988	Ginnie Mae 2018-147 KZ, 3.750%, 10/20/2048	152,898	0.0
15,264,684 (3)(6)	Ginnie Mae 2018- 167 CS, 0.661%, (-1.000*TSFR1M + 5.986%), 12/20/2048	1,136,051	0.0
176,532	Ginnie Mae 2019-100 JB, 3.000%, 08/20/2049	124,394	0.0
532,322	Ginnie Mae 2019- 100 KB, 3.000%, 08/20/2049	374,300	0.0
1,349,931	Ginnie Mae 2019- 100 MC, 3.000%, 08/20/2049	905,822	0.0
20,329,836 (3)(6)	Ginnie Mae 2019- 159 SM, 0.611%, (-1.000*TSFR1M + 5.936%), 12/20/2049	1,822,456	0.0
1,081,376	Ginnie Mae 2019- 23 NG, 3.500%, 02/20/2049	786,224	0.0
71,326	Ginnie Mae 2019-54 AB, 3.000%, 04/20/2049	51,992	0.0
798,785	Ginnie Mae 2019- 78 MB, 3.000%, 06/20/2049	560,238	0.0
416,445	Ginnie Mae 2019-89 KB, 3.000%, 07/20/2049	294,929	0.0
299,424	Ginnie Mae 2019- 89 WB, 3.000%, 07/20/2049	207,492	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,844,812 (6)	Ginnie Mae 2020-188 PI, 3.500%, 06/20/2050	$3,563,191	0.1
19,351,748 (3)(6)	Ginnie Mae 2020- 32 SG, 0.661%, (-1.000*TSFR1M + 5.986%), 03/20/2050	1,691,329	0.0
29,925,949 (3)(6)	Ginnie Mae 2020- 46 BS, 0.336%, (-1.000*TSFR1M + 3.236%), 04/20/2050	415,845	0.0
15,579,398 (3)(6)	Ginnie Mae 2020- 77 JS, 0.661%, (-1.000*TSFR1M + 5.986%), 10/20/2048	940,126	0.0
88,151,304 (6)	Ginnie Mae 2021-139 PI, 2.500%, 08/20/2051	11,449,629	0.2
309,021 (1)(3)	GS Mortage-Backed Securities Trust 2020- PJ1 A1, 3.500%, 05/25/2050	266,052	0.0
495,610 (1)(3)	GS Mortage-Backed Securities Trust 2020- PJ1 A4, 3.500%, 05/25/2050	423,153	0.0
1,236,144 (1)(3)	GS Mortage-Backed Securities Trust 2020- PJ1 A8, 3.500%, 05/25/2050	1,064,260	0.0
340,805 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	310,961	0.0
2,814,967 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.378%, 11/25/2049	2,417,683	0.0
1,064,353 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.961%, 03/25/2050	916,221	0.0
1,529,456 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.424%, 10/25/2050	1,195,190	0.0
942,579 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.424%, 10/25/2050	661,155	0.0
1,417,152 (1)(3)	GS Mortgage-Backed Securities Trust 2021- GR3 B4, 3.384%, 04/25/2052	957,415	0.0
3,934,130 (1)(3)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	3,833,492	0.1
113,942	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	69,384	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,445,993 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 5.632%, (TSFR1M + 0.304%), 09/19/2037	$1,219,962	0.0
48,486 (3)	HomeBanc Mortgage Trust 2004-1 2A, 6.294%, (TSFR1M + 0.974%), 08/25/2029	46,212	0.0
446,478 (3)	Impac CMB Trust Series 2005-1 M1, 6.124%, (TSFR1M + 0.804%), 04/25/2035	407,726	0.0
2,000,000 (1)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,263,456	0.0
1,527,606 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.854%, (TSFR1M + 0.534%), 02/25/2046	1,106,228	0.0
51,988 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.979%, 08/25/2049	48,403	0.0
2,197,212 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.158%, 05/25/2052	1,416,798	0.0
2,299,000 (1)(3)	J.P. Morgan Mortgage Trust 2023-8 B3, 6.356%, 02/25/2054	2,108,149	0.0
305,692	JP Morgan Alternative Loan Trust 2005- S1 1A1, 5.500%, 12/25/2035	104,525	0.0
1,714,049 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 4.797%, 07/25/2035	1,562,575	0.0
946,000 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	767,917	0.0
1,286,619 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	1,095,881	0.0
1,854,381 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.610%, 06/25/2048	1,544,882	0.0
1,784,917 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.610%, 06/25/2048	1,463,576	0.0
2,358,758 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.610%, 06/25/2048	1,933,775	0.0
1,985,867 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.714%, 10/25/2048	1,674,723	0.0
2,706,158 (1)(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.264%, 02/25/2049	2,284,874	0.0
163,057 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	147,116	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
274,017 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	$233,444	0.0
608,929 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	519,301	0.0
1,851,634 (1)(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.398%, 05/25/2050	1,496,648	0.0
1,682,685 (1)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.932%, 10/25/2049	1,474,017	0.0
6,106 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	6,077	0.0
800,763 (1)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	685,487	0.0
270,328 (1)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	227,392	0.0
296,907 (1)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	252,465	0.0
737,837 (1)(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.844%, 08/25/2050	599,048	0.0
1,997,650 (1)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.578%, 12/25/2050	1,538,972	0.0
922,787 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.504%, 03/25/2051	719,482	0.0
225,898 (1)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	189,906	0.0
12,084,998 (3)(6)	Lehman Mortgage Trust 2006-7 2A4, 1.116%, (-1.000*TSFR1M + 6.436%), 11/25/2036	1,056,351	0.0
8,449,522 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 1.186%, (-1.000*TSFR1M + 6.506%), 01/25/2037	635,416	0.0
265,047 (1)(3)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	236,270	0.0
1,100,000 (1)(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,033,321	0.0
3,200,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	2,901,965	0.1
2,482,000 (1)(3)	Mill City Mortgage Trust 2015-2 B2, 3.704%, 09/25/2057	2,109,410	0.0
1,000,000 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020- 1 A5A, 2.500%, 12/25/2050	634,682	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,008,198 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	$1,892,382	0.0
666,657 (1)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	611,402	0.0
1,000,000 (1)(3)	Oaktown Re VI Ltd. 2021-1A M1C, 8.315%, (SOFR30A + 3.000%), 10/25/2033	1,019,434	0.0
6,000,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 8.665%, (SOFR30A + 3.350%), 04/25/2034	6,035,312	0.1
99,596 (1)(3)	OBX Trust 2019- EXP1 1A3, 4.000%, 01/25/2059	94,901	0.0
303,493 (1)(3)	OBX Trust 2019- INV2 A25, 4.000%, 05/27/2049	272,037	0.0
1,610,665,115 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	5,142,773	0.1
67,482	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	55,406	0.0
1,182,889 (1)(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.250%, 02/25/2050	886,784	0.0
10,000,000 (1)(3)	Radnor RE Ltd. 2021- 1 M1C, 8.015%, (SOFR30A + 2.700%), 12/27/2033	10,150,281	0.2
728,506 (1)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	618,564	0.0
33,815,143 (3)	Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	29,433,640	0.4
217,444 (1)(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	193,130	0.0
3,477,522	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,850,616	0.1
7,951,020	Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	7,062,561	0.1
3,643,480	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	2,963,367	0.1
2,846,069	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,313,091	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,272,770	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	$2,684,545	0.1
1,667,939	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,367,014	0.0
754,041	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	618,268	0.0
1,975,776	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	1,812,016	0.0
682,260	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	631,354	0.0
90,040	Seasoned Credit Risk Transfer Trust Series 2020-3 TTU, 2.500%, 05/25/2060	80,507	0.0
32,340,000	Seasoned Loans Structured Transaction Trust Series 2019- 3 A2C, 2.750%, 11/25/2029	27,090,704	0.4
936,883 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.764%, 05/25/2045	770,257	0.0
982,625 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.726%, 07/25/2045	662,598	0.0
660,918 (1)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.779%, 08/25/2047	555,378	0.0
146,780 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	131,759	0.0
2,301,743 (1)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.452%, 03/25/2048	2,038,019	0.0
571,970 (1)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	492,500	0.0
94,900 (1)(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	93,028	0.0
1,860,775 (1)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.637%, 03/25/2050	1,495,042	0.0
2,831,441 (1)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.324%, 04/25/2050	2,228,370	0.0
1,105,766 (1)(3)	Sequoia Mortgage Trust 2021-5 A19, 2.500%, 07/25/2051	813,758	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
946,939 (1)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	$625,824	0.0
1,686,804 (1)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.646%, 10/25/2047	1,464,849	0.0
1,000,000 (1)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	683,612	0.0
2,183,403 (1)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.676%, 07/25/2048	1,842,016	0.0
1,400,000 (1)(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.627%, 11/25/2060	1,323,654	0.0
2,640,000 (1)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.527%, 11/25/2057	2,491,314	0.1
4,346,000 (1)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,119,937	0.1
3,200,000 (1)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	2,990,454	0.1
2,200,000 (1)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,999,042	0.0
10,200,000 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 8.215%, (SOFR30A + 2.900%), 02/25/2034	10,245,275	0.2
359,251 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 5.035%, 10/20/2035	343,805	0.0
1,161,189 (3)	WaMu Mortgage Pass- Through Certificates 2005-AR11 A1C3, 6.454%, (TSFR1M + 1.134%), 08/25/2045	1,084,447	0.0
40,651,460 (3)(6)	WaMu Mortgage Pass- Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	36,044	0.0
223,680 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 1A1, 3.946%, 10/25/2036	199,949	0.0
161,401 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 2A3, 3.523%, 10/25/2036	142,936	0.0
485,079 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR14 1A4, 3.347%, 11/25/2036	412,538	0.0
566,096 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR16 2A1, 3.444%, 12/25/2036	486,030	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
767,482 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR8 1A4, 4.435%, 08/25/2046	$673,241	0.0
1,114,087 (3)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 3.907%, 12/25/2036	977,130	0.0
312,826 (3)	WaMu Mortgage Pass- Through Certificates 2007-HY3 1A1, 3.479%, 03/25/2037	246,781	0.0
1,969,866 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2004-AR4 A6, 5.056%, 06/25/2034	1,841,522	0.0
839,313 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 6.414%, (TSFR1M + 1.094%), 10/25/2045	778,794	0.0
1,308,753 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR16 2A3, 3.444%, 12/25/2036	1,123,648	0.0
959,602 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.750%, (TSFR1M + 1.014%), 11/25/2035	801,194	0.0
547,190	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	482,055	0.0
2,979,715 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.586%, (12MTA + 0.960%), 08/25/2046	1,626,687	0.0
958,344 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2007-OC1 A4, 5.754%, (TSFR1M + 0.754%), 01/25/2047	875,415	0.0
239,963	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	206,685	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
462,589 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 5.664%, (TSFR1M + 0.574%), 01/25/2047	$418,404	0.0
396,478 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.864%, (TSFR1M + 0.544%), 06/25/2037	318,586	0.0
412,466	Wells Fargo Alternative Loan Trust 2007- PA3 3A1, 6.250%, 07/25/2037	341,020	0.0
120,547 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 4.770%, 04/25/2036	112,449	0.0
1,880,709 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.524%, 09/25/2049	1,166,598	0.0
578,645 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.752%, 08/20/2045	516,706	0.0
943,956 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.752%, 08/20/2045	820,422	0.0
	Total Collateralized Mortgage Obligations (Cost $1,348,639,428)	1,151,638,925	15.0

U.S. TREASURY OBLIGATIONS: 14.8%
	United States Treasury Bonds: 3.2%
58,000	1.250%, 05/15/2050	27,379	0.0
2,699,000	1.375%, 11/15/2040	1,598,525	0.0
268,000	1.625%, 11/15/2050	140,443	0.0
9,469,100	2.875%, 05/15/2052	6,716,033	0.1
14,333,300	3.250%, 05/15/2042	11,424,928	0.2
46,758,400	3.625%, 05/15/2053	38,725,453	0.5
195,214,000 (2)	4.375%, 08/15/2043	182,159,064	2.4
		240,791,825	3.2
	United States Treasury Notes: 11.6%
100,000 (2)	0.125%, 10/15/2023	99,813	0.0
25,162,000	0.500%, 11/30/2023	24,962,737	0.3
132,000	0.625%, 05/15/2030	102,181	0.0
32,536,700	0.875%, 01/31/2024	32,052,981	0.4
8,184,600	1.250%, 11/30/2026	7,345,039	0.1
25,131,200	1.250%, 09/30/2028	21,362,011	0.3
3,309,100	1.500%, 01/31/2027	2,980,000	0.0
17,183,400	1.500%, 11/30/2028	14,727,382	0.2
20,000,000	2.125%, 09/30/2024	19,360,307	0.3
50,000,000	2.750%, 05/15/2025	48,107,422	0.6
4,089,400	2.750%, 08/15/2032	3,541,804	0.0
61,956,300	3.875%, 08/15/2033	58,548,704	0.8
27,552,500	4.125%, 08/31/2030	26,747,450	0.3
27,102,600	4.375%, 08/31/2028	26,835,809	0.4
186,909,000	4.500%, 09/30/2028	187,040,419	2.4
131,515,000	4.500%, 09/30/2030	131,576,648	1.7
174,998,000	4.625%, 09/15/2026	174,150,353	2.3

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
26,932,200	5.000%, 08/31/2025	$26,879,598	0.4
83,887,000	5.125%, 09/30/2025	83,811,633	1.1
		890,232,291	11.6
	Total U.S. Treasury Obligations
	(Cost $1,157,044,675)	1,131,024,116	14.8

ASSET-BACKED SECURITIES: 9.5%
	Automobile Asset-Backed Securities: 0.2%
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	4,967,011	0.1
550,000	Drive Auto Receivables Trust 2021-2 D, 1.390%, 03/15/2029	515,491	0.0
3,250,000 (1)	GLS Auto Receivables Issuer Trust 2021-4A C, 1.940%, 10/15/2027	3,103,201	0.0
2,555,490	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	2,518,415	0.0
6,050,000 (1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	5,857,973	0.1
		16,962,091	0.2
	Home Equity Asset-Backed Securities: 0.1%
2,686,011 (3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,055,514	0.0
4,404,728 (3)	Freddie Mac Structured Pass-Through Certificates T-31 A7, 5.679%, (SOFR30A + 0.364%), 05/25/2031	4,382,100	0.1
2,679,086 (3)	GSAA Trust 2006- 7 AF2, 5.995%, 03/25/2046	1,008,502	0.0
129,159 (1)(3)	HSI Asset Loan Obligation Trust 2007- WF1 A6, 4.515%, 12/25/2036	93,139	0.0
470,769 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 5.754%, (TSFR1M + 0.434%), 02/25/2037	420,342	0.0
568,770 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 5.894%, (TSFR1M + 0.574%), 02/25/2037	500,564	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
878,454 (1)(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$859,437	0.0
		9,319,598	0.1
	Other Asset-Backed Securities: 8.2%
6,800,000 (1)(3)	AB BSL CLO 4 Ltd. 2023-4A A, 6.957%, (TSFR3M + 2.000%), 04/20/2036	6,815,654	0.1
6,750,000 (1)(3)	AIG CLO LLC 2021-1A C, 7.357%, (TSFR3M + 2.012%), 04/22/2034	6,642,904	0.1
1,029,751 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015- SFR1 XS, 3.232%, 04/17/2052	—	—
1,850,000 (1)(3)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.523%, (TSFR3M + 2.212%), 04/14/2029	1,852,588	0.0
10,000,000 (1)(3)	Apidos CLO XXXV 2021-35A C, 7.238%, (TSFR3M + 1.912%), 04/20/2034	9,630,870	0.1
2,029,500 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,893,650	0.0
618,527 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	573,028	0.0
1,503,039 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	1,390,413	0.0
6,550,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 AS, 6.847%, (TSFR1M + 1.514%), 05/15/2036	6,434,029	0.1
8,130,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A, 6.517%, (TSFR1M + 1.184%), 08/15/2034	8,023,054	0.1
5,100,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.797%, (TSFR1M + 1.464%), 11/15/2036	5,067,392	0.1
7,081,000 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	6,296,984	0.1
3,750,000 (1)(3)	Barings Clo Ltd. 2019-4A C, 8.370%, (TSFR3M + 3.062%), 01/15/2033	3,759,124	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,890,000 (1)(3)	Barings CLO Ltd. 2017-1A A2, 6.922%, (TSFR3M + 1.612%), 07/18/2029	$3,865,201	0.0
6,361,000 (1)(3)	Barings CLO Ltd. 2018-3A A2, 6.888%, (TSFR3M + 1.562%), 07/20/2029	6,359,378	0.1
7,032,500 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	6,008,496	0.1
6,500,000 (1)(3)	Benefit Street Partners CLO IV Ltd. 2014- IVA BRRR, 7.738%, (TSFR3M + 2.412%), 01/20/2032	6,413,608	0.1
450,000 (1)(3)	Benefit Street Partners CLO VIII Ltd. 2015- 8A A1BR, 6.788%, (TSFR3M + 1.462%), 01/20/2031	443,394	0.0
5,000,000 (1)(3)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 6.738%, (TSFR3M + 1.412%), 04/20/2031	4,921,015	0.1
4,600,000 (1)(3)	Benefit Street Partners CLO XXIII Ltd. 2021- 23A C, 7.813%, (TSFR3M + 2.462%), 04/25/2034	4,555,559	0.1
2,000,000 (1)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 6.988%, (TSFR3M + 1.662%), 10/20/2030	1,982,910	0.0
5,350,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.570%, (TSFR3M + 2.262%), 04/15/2034	5,241,550	0.1
6,402,500 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	5,872,006	0.1
7,570,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.758%, (TSFR3M + 1.432%), 07/20/2034	7,492,869	0.1
4,400,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 7.588%, (TSFR3M + 2.262%), 07/20/2034	4,216,986	0.1
5,000,000 (1)(3)	BSPRT Issuer Ltd. 2023-FL10 A, 7.559%, (TSFR1M + 2.259%), 09/15/2035	4,996,342	0.1
6,600,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 8.070%, (TSFR3M + 2.762%), 07/16/2032	6,441,838	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,250,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 6.700%, (TSFR3M + 1.392%), 04/17/2031	$3,201,848	0.0
10,000,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 7.607%, (TSFR3M + 2.262%), 07/23/2034	9,785,320	0.1
11,200,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 7.020%, (TSFR3M + 1.712%), 10/17/2034	11,055,565	0.1
37,149 (3)	Chase Funding Trust Series 2003-5 2A2, 6.034%, (TSFR1M + 0.714%), 07/25/2033	35,555	0.0
3,000,000 (1)(3)	CIFC Funding Ltd. 2019-6A A2, 7.320%, (TSFR3M + 2.012%), 01/16/2033	3,001,503	0.0
2,318,200 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	2,005,765	0.0
7,327,381 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	6,268,438	0.1
9,096,213 (1)	CLI Funding VIII LLC 2022-1A A, 2.720%, 01/18/2047	7,720,293	0.1
4,560,000 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,132,499	0.1
2,352,000 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,206,194	0.0
15,523,500 (1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	12,009,268	0.2
2,524,125 (1)	Domino's Pizza Master Issuer LLC 2018- 1A A2II, 4.328%, 07/25/2048	2,349,971	0.0
10,808,000 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	9,377,785	0.1
11,534,500 (1)	Domino's Pizza Master Issuer LLC 2021- 1A A2II, 3.151%, 04/25/2051	9,321,279	0.1
2,226,625 (1)	DRIVEN BRANDS FUNDING LLC 2018- 1A A2, 4.739%, 04/20/2048	2,150,760	0.0
5,586,750 (1)	DRIVEN BRANDS FUNDING LLC 2019- 1A A2, 4.641%, 04/20/2049	5,283,594	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,354,625 (1)	DRIVEN BRANDS FUNDING LLC 2021- 1A A2, 2.791%, 10/20/2051	$4,400,441	0.1
6,400,000 (1)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 7.622%, (TSFR3M + 2.312%), 07/18/2030	6,275,571	0.1
11,400,000 (1)(3)	Dryden 75 CLO Ltd. 2019-75A CR2, 7.370%, (TSFR3M + 2.062%), 04/15/2034	10,890,523	0.1
8,000,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.838%, (TSFR3M + 1.512%), 01/20/2030	7,863,136	0.1
4,196,100 (1)	Five Guys Funding LLC 2017-1A A2, 4.600%, 07/25/2047	4,129,742	0.1
7,500,000 (1)(3)	FS Rialto 2021-FL3 A, 6.695%, (TSFR1M + 1.364%), 11/16/2036	7,386,558	0.1
4,714,375 (1)(7)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,383,379	0.1
490,496 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	436,336	0.0
477,930 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	419,678	0.0
1,206,252 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	1,074,724	0.0
3,243,454 (1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	2,749,439	0.0
2,326,968 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	1,907,838	0.0
6,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.838%, (TSFR3M + 1.512%), 01/20/2031	5,873,538	0.1
5,000,000 (1)(3)	LCM XVIII L.P. 18A A2R, 6.808%, (TSFR3M + 1.482%), 04/20/2031	4,908,335	0.1
11,900,000 (1)(3)	LCM XXIV Ltd. 24A CR, 7.488%, (TSFR3M + 2.162%), 03/20/2030	11,789,984	0.2
8,094,572 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	5,853,331	0.1
6,150,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.582%, (TSFR3M + 2.262%), 04/19/2033	6,070,517	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,250,000 (1)(3)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.970%, (TSFR3M + 1.662%), 10/15/2032	$6,183,462	0.1
1,400,000 (1)(3)	Madison Park Funding XXVII Ltd. 2018-27A B, 7.388%, (TSFR3M + 2.062%), 04/20/2030	1,382,814	0.0
4,000,000 (1)(3)	MF1 LLC 2023-FL12 A, 7.366%, (TSFR1M + 2.066%), 10/19/2038	3,980,000	0.1
10,000,000 (1)(3)	MF1 Ltd. 2021-FL6 AS, 6.895%, (TSFR1M + 1.564%), 07/16/2036	9,750,124	0.1
6,142,000 (1)(3)	MF1 Ltd. 2022-FL8 A, 6.677%, (TSFR1M + 1.350%), 02/19/2037	6,072,346	0.1
663,805 (1)	Mill City Solar Loan Ltd. 2019-1A A, 4.340%, 03/20/2043	579,426	0.0
3,376,920 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	2,824,277	0.0
2,337,524 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,104,515	0.0
3,965,080 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	3,534,695	0.0
509,765 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	445,027	0.0
2,862,722 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	2,445,544	0.0
3,654,983 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	3,124,034	0.0
7,296,057 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	5,895,265	0.1
3,222,361 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	2,441,773	0.0
1,400,002 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	1,255,284	0.0
3,500,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 7.620%, (TSFR3M + 2.312%), 07/15/2029	3,441,221	0.0
4,060,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.932%, (TSFR3M + 1.612%), 07/19/2030	4,017,078	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,000,000 (1)(3)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 7.381%, (TSFR3M + 2.012%), 02/14/2031	$5,785,668	0.1
5,750,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.472%, (TSFR3M + 2.162%), 01/18/2034	5,717,392	0.1
6,700,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.482%, (TSFR3M + 2.162%), 07/19/2035	6,658,641	0.1
10,700,000 (1)(3)	OHA Credit Partners VII Ltd. 2012-7A CR3, 7.441%, (TSFR3M + 2.062%), 02/20/2034	10,517,469	0.1
191,095 (1)	Pagaya AI Debt Selection Trust 2021-3 A, 1.150%, 05/15/2029	190,389	0.0
1,441,396 (1)	Pagaya AI Debt Selection Trust 2021- HG1 A, 1.220%, 01/16/2029	1,388,270	0.0
3,155,512 (1)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	3,090,045	0.0
5,800,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A B, 7.288%, (TSFR3M + 1.962%), 04/20/2034	5,701,470	0.1
7,550,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 6.970%, (TSFR3M + 1.662%), 01/15/2035	7,517,588	0.1
110,217 (1)(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.521%, 01/25/2036	107,558	0.0
4,885,875 (1)	Primrose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	4,548,240	0.1
7,130,000 (1)(3)	Rad CLO 1 Ltd. 2018-1A CR, 7.320%, (TSFR3M + 2.012%), 07/15/2031	7,071,876	0.1
6,000,000 (1)(3)	Rad CLO 6 Ltd. 2019-6A A2, 7.438%, (TSFR3M + 2.112%), 01/20/2033	5,923,350	0.1
9,150,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 7.488%, (TSFR3M + 2.162%), 04/20/2034	8,958,134	0.1
2,350,000 (1)	SoFi Consumer Loan Program Trust 2021-1 C, 1.610%, 09/25/2030	2,242,594	0.0
7,074,917 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,432,459	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,920,000 (1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	$2,907,304	0.0
18,000,000 (1)(3)	Sound Point Clo XVI Ltd. 2017-2A CR, 7.813%, (TSFR3M + 2.462%), 07/25/2030	18,012,222	0.2
9,950,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.913%, (TSFR3M + 2.562%), 04/25/2034	9,541,990	0.1
4,123,920 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	3,757,628	0.0
3,192,378 (1)	Sunnova Helios V Issuer LLC 2021-A A, 1.800%, 02/20/2048	2,690,120	0.0
13,462,265 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	12,890,570	0.2
7,354,135 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	5,789,781	0.1
8,868,040 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	6,970,995	0.1
4,435,845 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	4,061,879	0.1
4,250,545 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	3,706,340	0.0
3,431,918 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	3,007,715	0.0
8,450,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 7.588%, (TSFR3M + 2.262%), 04/20/2033	8,197,751	0.1
5,857,875 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	5,519,083	0.1
12,969,000 (1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	9,901,912	0.1
5,000,000 (1)(3)	TCW CLO Ltd. 2017- 1A A2RR, 7.081%, (TSFR3M + 1.712%), 10/29/2034	4,801,280	0.1
13,150,000 (1)(3)	TCW CLO Ltd. 2021-1A C, 7.488%, (TSFR3M + 2.162%), 03/18/2034	12,779,038	0.2
13,950,000 (1)(3)	Texas Debt Capital CLO Ltd. 2023-1A A, 6.622%, (TSFR3M + 1.800%), 04/20/2036	13,990,622	0.2
5,750,000 (1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	4,720,722	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,879,000 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	$4,122,140	0.1
4,500,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	4,267,057	0.1
9,883,125 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	8,269,213	0.1
3,477,825 (1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,125,007	0.0
8,406,500 (1)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	6,626,393	0.1
10,000,000 (1)(3)	Wind River CLO Ltd. 2021-1A C, 7.538%, (TSFR3M + 2.212%), 04/20/2034	9,436,010	0.1
15,533,000 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	12,949,983	0.2
		626,880,332	8.2
	Student Loan Asset-Backed Securities: 1.0%
265,915 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	233,829	0.0
667,922 (1)	Commonbond Student Loan Trust-GS 2017- BGS B, 3.260%, 09/25/2042	587,201	0.0
1,033,121 (1)	Commonbond Student Loan Trust-GS 2018- AGS A1, 3.210%, 02/25/2044	940,924	0.0
69,007 (1)	Commonbond Student Loan Trust-GS 2018- AGS C, 3.820%, 02/25/2044	53,687	0.0
1,034,364 (1)(3)	Commonbond Student Loan Trust-GS 2018- CGS A2, 6.234%, (TSFR1M + 0.914%), 02/25/2046	1,015,966	0.0
3,241,412 (1)	Commonbond Student Loan Trust-GS 2020- AGS A, 1.980%, 08/25/2050	2,731,538	0.0
1,686,520 (1)(3)	ELFI Graduate Loan Program LLC 2021-A B, 2.090%, 12/26/2046	1,370,272	0.0
452,715 (1)	Laurel Road Prime Student Loan Trust 2017-B BFX, 3.020%, 08/25/2042	424,310	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
4,694,500 (1)	Laurel Road Prime Student Loan Trust 2020-A A2FX, 1.400%, 11/25/2050	$4,197,516	0.1
2,501,066 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	2,243,846	0.0
2,978,090 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	2,637,852	0.0
3,924,912 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	3,383,679	0.1
1,850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	1,137,785	0.0
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,272,987	0.0
1,450,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,328,855	0.0
2,724,758 (1)	SMB Private Education Loan Trust 2023- A A1A, 5.380%, 01/15/2053	2,662,720	0.0
11,919,475 (1)	SMB Private Education Loan Trust-A 2020- PTA A2A, 1.600%, 09/15/2054	10,575,725	0.2
3,000,000 (1)(3)	Sofi Professional Loan Program LLC 2017-C B, 3.560%, 07/25/2040	2,817,861	0.0
3,250,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,864,108	0.0
3,000,000 (1)	Sofi Professional Loan Program LLC 2019- B BFX, 3.730%, 08/17/2048	2,538,041	0.0
3,900,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	3,447,745	0.1
8,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	7,143,538	0.1
3,390,762 (1)	Sofi Professional Loan Program Trust 2018- C A2FX, 3.590%, 01/25/2048	3,257,988	0.1
5,800,000 (1)	Sofi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	5,115,264	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,594,867 (1)	Sofi Professional Loan Program Trust 2018- D A2FX, 3.600%, 02/25/2048	$1,525,930	0.0
6,000,000 (1)	Sofi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	5,270,203	0.1
7,230,253 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	6,456,211	0.1
		78,235,581	1.0
	Total Asset-Backed Securities
	(Cost $791,105,817)	731,397,602	9.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.3%
12,000,000 (1)(3)	AREIT LLC 2023-CRE8 A, 7.442%, (TSFR1M + 2.112%), 02/17/2028	12,000,994	0.2
98,891,434 (3)(6)	Bank 2019-BN19 XA, 1.078%, 08/15/2061	4,128,416	0.1
4,656,000 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	3,287,984	0.0
28,956,186 (3)(6)	BANK 2017-BNK4 XA, 1.499%, 05/15/2050	1,033,045	0.0
167,655,000 (3)(6)	BANK 2017-BNK8 XB, 0.230%, 11/15/2050	1,157,926	0.0
3,600,000 (1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,992,209	0.0
180,558,745 (3)(6)	BANK 2018-BN14 XA, 0.646%, 09/15/2060	3,461,067	0.0
19,110,000 (1)(3)(6)	BANK 2018-BN14 XD, 1.764%, 09/15/2060	1,258,339	0.0
23,614,973 (3)(6)	BANK 2019-BN16 XA, 1.102%, 02/15/2052	933,721	0.0
1,000,000 (3)	BANK 2019-BN24 C, 3.635%, 11/15/2062	687,407	0.0
6,100,016 (3)(6)	BANK 2020-BN30 XA, 1.407%, 12/15/2053	393,864	0.0
92,840,000 (1)(3)(6)	BBCCRE Trust 2015- GTP XA, 0.749%, 08/10/2033	917,644	0.0
8,200,000 (1)(3)	BBCMS Mortgage Trust 2021-AGW E, 8.596%, (TSFR1M + 3.264%), 06/15/2036	7,034,722	0.1
10,896,836 (3)(6)	BBCMS Mortgage Trust 2022-C17 XA, 1.325%, 09/15/2055	804,310	0.0
20,194,701 (3)(6)	BBCMS Trust 2021- C10 XA, 1.412%, 07/15/2054	1,324,684	0.0
52,088,370 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.161%, 08/15/2052	1,856,555	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
34,995,514 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.183%, 03/15/2052	$1,468,692	0.0
92,302,803 (3)(6)	Benchmark Mortgage Trust 2020-B17 XA, 1.537%, 03/15/2053	4,838,554	0.1
109,645,307 (3)(6)	Benchmark Mortgage Trust 2020-B19 XA, 1.880%, 09/15/2053	7,546,245	0.1
59,752,780 (3)(6)	Benchmark Mortgage Trust 2020-B20 XA, 1.727%, 10/15/2053	4,022,294	0.1
47,349,966 (3)(6)	Benchmark Mortgage Trust 2020-B21 XA, 1.560%, 12/17/2053	3,229,275	0.0
4,924,586 (3)(6)	Benchmark Mortgage Trust 2021-B28 XA, 1.389%, 08/15/2054	322,942	0.0
2,670,000 (7)	Benchmark Mortgage Trust 2023-V3 A3, 6.363%, 07/15/2056	2,702,604	0.0
1,000,000 (1)(3)	BLP Commercial Mortgage Trust 2023- IND D, 8.572%, (TSFR1M + 3.240%), 03/15/2040	982,537	0.0
11,041,000 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	7,276,297	0.1
5,414,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.453%, 05/25/2052	3,880,345	0.1
3,000,000 (1)(3)	BOCA Commercial Mortgage Trust 2022- BOCA A, 7.102%, (TSFR1M + 1.770%), 05/15/2039	2,992,271	0.0
5,643,462 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 7.617%, (TSFR1M + 2.285%), 10/15/2036	5,405,730	0.1
4,000,000 (1)(3)	BX Commercial Mortgage Trust 2021- IRON E, 7.796%, (TSFR1M + 2.464%), 02/15/2038	3,724,373	0.1
3,281,911 (1)(3)	BX Commercial Mortgage Trust 2021- SOAR D, 6.847%, (TSFR1M + 1.514%), 06/15/2038	3,188,209	0.0
1,898,475 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT A, 6.147%, (TSFR1M + 0.814%), 09/15/2036	1,849,480	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,108 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT D, 7.097%, (TSFR1M + 1.764%), 09/15/2036	$717,100	0.0
1,500,000 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT F, 7.847%, (TSFR1M + 2.514%), 09/15/2036	1,412,915	0.0
5,270,000 (1)(3)	BX Commercial Mortgage Trust 2023- VLT2 A, 7.613%,(TSFR1M + 2.281%), 06/15/2040	5,275,667	0.1
3,800,000 (1)(3)	BX Trust 2021-LBA EJV, 7.447%, (TSFR1M + 2.114%), 02/15/2036	3,637,482	0.1
1,423,458 (1)(3)	BX Trust 2021-LBA EV, 7.447%, (TSFR1M + 2.114%), 02/15/2036	1,362,579	0.0
1,000,000 (1)(3)	BX Trust 2021-SDMF E, 7.033%, (TSFR1M + 1.701%), 09/15/2034	960,615	0.0
905,950 (1)(3)	BX Trust 2022-FOX2 C, 6.642%, (TSFR1M + 1.309%), 04/15/2039	862,413	0.0
1,180,000 (1)(3)	BX Trust 2022-LBA6 C, 6.932%, (TSFR1M + 1.600%), 01/15/2039	1,149,518	0.0
1,250,000 (1)(3)	BX Trust 2022-LBA6 D, 7.332%, (TSFR1M + 2.000%), 01/15/2039	1,221,194	0.0
71,797,620 (3)(6)	CCUBS Commercial Mortgage Trust 2017- C1 XA, 1.161%, 11/15/2050	2,276,200	0.0
20,629,149 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.497%, 08/10/2049	551,631	0.0
45,113,000 (1)(3)(6)	CD Mortgage Trust 2016-CD1 XB, 0.825%, 08/10/2049	743,140	0.0
26,709,646 (3)(6)	CD Mortgage Trust 2017-CD4 XA, 1.379%, 05/10/2050	875,292	0.0
35,544,745 (3)(6)	Citigroup Commercial Mortgage Trust 2016- P4 XA, 2.049%, 07/10/2049	1,377,601	0.0
69,124,745 (3)(6)	Citigroup Commercial Mortgage Trust 2017- C4 XA, 1.172%, 10/12/2050	2,129,688	0.0
38,453,726 (3)(6)	Citigroup Commercial Mortgage Trust 2017- P8 XA, 1.010%, 09/15/2050	998,236	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
70,167,645 (3)(6)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.827%, 06/10/2051	$1,844,371	0.0
1,000,000 (1)	Citigroup Commercial Mortgage Trust 2023- SMRT D, 6.048%, 10/12/2040	927,658	0.0
4,100,000 (1)(3)	CLNY Trust 2019-IKPR A, 6.572%, (TSFR1M + 1.243%), 11/15/2038	4,019,651	0.1
6,146,982 (3)(6)	COMM Mortgage Trust 2012-CR4 XA, 1.288%, 10/15/2045	4,716	0.0
27,260,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	51,953	0.0
3,657,886 (1)(3)	COMM Mortgage Trust 2013-CR10 E, 4.508%, 08/10/2046	3,136,638	0.0
5,695,000 (1)(3)	COMM Mortgage Trust 2013-CR10 F, 4.508%, 08/10/2046	4,458,789	0.1
86,568,001 (1)(3)(6)	COMM Mortgage Trust 2015-PC1 XA, 0.515%, 07/10/2050	420,405	0.0
55,847,088 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.752%, 02/10/2049	677,688	0.0
32,823,057 (3)(6)	COMM Mortgage Trust 2017-COR2 XA, 1.307%, 09/10/2050	1,136,282	0.0
8,261,000 (1)(3)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037 CX10 D, 4.314%,	7,396,438	0.1
4,340,000 (1)(3)	CSAIL Commercial Mortgage Trust 2017- 11/15/2050	2,195,727	0.0
8,000,000 (1)(3)	CSWF 2021-SOP2 E, 8.814%, (TSFR1M + 3.481%), 06/15/2034	6,339,998	0.1
5,000,000 (1)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	4,993,660	0.1
4,752,438 (1)(3)	Extended Stay America Trust 2021-ESH A, 6.526%, (TSFR1M + 1.194%), 07/15/2038	4,716,696	0.1
3,668,882 (1)(3)	Extended Stay America Trust 2021-ESH E, 8.296%, (TSFR1M + 2.964%), 07/15/2038	3,603,207	0.1
10,174,120 (1)(3)(6)	Freddie Mac Multifamily ML Certificates 2021- ML11 XUS, 0.770%, 03/25/2038	531,633	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,416,459	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	$1,987,562	0.0
68,325,698 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.696%, 04/25/2030	5,428,979	0.1
100,850,526 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.023%, 09/25/2030	5,047,463	0.1
40,916,706 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.863%, 12/25/2030	1,712,415	0.0
74,671,977 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.508%, 04/25/2030	1,425,488	0.0
13,287,833 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.629%, 05/25/2035	1,484,685	0.0
5,000,000 (1)(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.757%, 02/27/2050	4,828,052	0.1
5,000,000 (1)(8)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	4,809,634	0.1
8,971,340 (1)(8)	FRR Re-REMIC Trust 2018-C1 CK43, 0.000%, 02/27/2048	7,832,913	0.1
9,132,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	6,448,272	0.1
15,763,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	10,727,183	0.1
12,445,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	9,314,901	0.1
18,282,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.021%, 11/27/2050	13,919,786	0.2
10,668,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	6,705,657	0.1
7,076,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	6,435,443	0.1
7,212,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	6,184,886	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,725,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	$6,198,001	0.1
7,080,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	6,334,968	0.1
5,626,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	5,094,385	0.1
7,208,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	6,084,469	0.1
11,599,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.420%, 09/27/2051	8,451,145	0.1
8,825,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	7,778,195	0.1
10,728,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	9,342,338	0.1
6,689,324 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.030%, 09/27/2051	5,700,104	0.1
7,409,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	4,568,977	0.1
8,821,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	7,720,630	0.1
8,724,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	7,155,101	0.1
7,815,000 (1)(3)	Great Wolf Trust 2019- WOLF A, 6.480%, (TSFR1M + 1.148%), 12/15/2036	7,779,197	0.1
4,400,000 (1)(3)	GS Mortgage Securities Corp. Trust 2018-RIVR F, 7.730%, (TSFR1M + 2.397%), 07/15/2035	670,962	0.0
2,800,000 (1)(3)	GS Mortgage Securities Corp. Trust 2021- ARDN A, 6.697%, (TSFR1M + 1.364%), 11/15/2036	2,727,267	0.0
52,952,618 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.087%, 06/10/2047	133,941	0.0
56,921,479 (3)(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.689%, 11/10/2049	770,654	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
67,088,500 (3)(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.156%, 05/10/2050	$1,946,154	0.0
500,000 (3)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	438,309	0.0
77,412,509 (3)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.109%, 02/10/2052	3,385,330	0.0
7,345,454 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	5,982,775	0.1
76,050,254 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP4 XA, 0.710%, 12/15/2049	1,049,254	0.0
650,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- NYAH E, 7.287%, (TSFR1M + 1.954%), 06/15/2038	562,954	0.0
6,363,797 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.171%, 11/15/2045	5,638,977	0.1
4,110,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	2,081,704	0.0
6,289,244 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.714%, 04/15/2047	1,373	0.0
1,085,430 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.058%, 10/15/2048	11,741	0.0
4,964,123 (1)(3)	KIND Trust 2021-KIND A, 6.396%, (TSFR1M + 1.064%), 08/15/2038	4,796,378	0.1
496,412 (1)(3)	KIND Trust 2021-KIND D, 7.746%, (TSFR1M + 2.414%), 08/15/2038	466,088	0.0
4,037,768 (1)(3)	LAQ Mortgage Trust 2023-LAQ A, 7.424%, (TSFR1M + 2.091%), 03/15/2036	4,029,510	0.1
589,782 (1)(3)	Life Mortgage Trust 2021-BMR F, 7.796%, (TSFR1M + 2.464%), 03/15/2038	564,936	0.0
5,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 6.627%, (TSFR1M + 1.295%), 05/15/2039	4,916,888	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,321,957 (1)(3)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.956%, 03/10/2050	$617,913	0.0
10,449,849 (1)(3)	Med Trust 2021-MDLN D, 7.446%, (TSFR1M + 2.114%), 11/15/2038	10,041,036	0.1
2,089,970 (1)(3)	Med Trust 2021-MDLN F, 9.446%, (TSFR1M + 4.114%), 11/15/2038	1,992,021	0.0
4,340,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.006%, 11/15/2046	4,098,064	0.1
500,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 B, 4.643%, 12/15/2047	456,932	0.0
63,437,892 (3)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XA, 1.099%, 12/15/2047	376,326	0.0
37,363,176 (3)(6)	Morgan Stanley Capital I 2017-HR2 XA, 0.993%, 12/15/2050	1,084,143	0.0
31,300,223 (3)(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.327%, 06/15/2054	1,747,006	0.0
10,000,000 (1)(3)	PFP Ltd. 2023-10 A, 7.696%, (TSFR1M + 2.365%), 09/16/2038	10,022,198	0.1
16,840,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	13,620,474	0.2
14,290,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	11,691,713	0.2
19,500,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	15,694,894	0.2
5,260,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	4,079,827	0.1
6,590,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	4,843,178	0.1
6,190,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	4,529,133	0.1
1,000,000 (1)(3)	SMRT 2022-MINI C, 6.883%, (TSFR1M + 1.550%), 01/15/2039	964,306	0.0
859,124 (1)(3)	TTAN 2021-MHC D, 7.197%, (TSFR1M + 1.864%), 03/15/2038	838,918	0.0
3,920,000 (1)	WFRBS Commercial Mortgage Trust 2013- C17 E, 3.500%, 12/15/2046	3,542,209	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	$1,513,118	0.0
71,007,988 (3)(6)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.929%, 11/15/2047	400,748	0.0
7,000,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	6,833,562	0.1
	Total Commercial Mortgage-Backed Securities (Cost $522,745,514)	483,373,259	6.3
SOVEREIGN BONDS: 0.4%
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	742,000	0.0
350,000	Colombia Government International Bond, 3.875%, 04/25/2027	318,941	0.0
3,000,000	Mexico Government International Bond, 3.750%, 04/19/2071	1,709,250	0.0
1,750,000	Mexico Government International Bond, 3.771%, 05/24/2061	1,027,933	0.0
1,346,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,226,206	0.0
2,500,000 (1)(2)	Morocco Government International Bond, 2.375%, 12/15/2027	2,151,950	0.0
1,450,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	901,081	0.0
3,400,000	Oman Government International Bond, 6.000%, 08/01/2029	3,340,874	0.1
1,200,000 (2)	Panama Government International Bond, 3.298%, 01/19/2033	938,508	0.0
3,600,000	Panama Government International Bond, 6.875%, 01/31/2036	3,616,038	0.1
2,525,000	Peruvian Government International Bond, 2.780%, 12/01/2060	1,344,979	0.0
8,700,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	7,482,870	0.1
EUR2,050,000 (1)	Romanian Government International Bond, 2.625%, 12/02/2040	1,280,109	0.0
2,600,000 (9)	Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	1,404,000	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
2,450,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	$1,504,471	0.0
500,000 (9)	Ukraine Government International Bond, 7.375%, 09/25/2034	132,625	0.0
10,400,000 (9)	Ukraine Government International Bond, 7.750%, 09/01/2027	3,005,600	0.1
1,890,000 (9)	Ukraine Government International Bond, 7.750%, 09/01/2028	546,210	0.0
850,000 (9)	Ukraine Government International Bond, 7.750%, 09/01/2029	244,800	0.0
389,000 (9)	Ukraine Government International Bond, 9.750%, 11/01/2030	116,311	0.0
1,500,000 (9)	Ukraine Government International Bond regs, 7.750%, 09/01/2025	498,750	0.0
	Total Sovereign Bonds (Cost $54,724,541)	33,533,506	0.4
PURCHASED OPTIONS(10): 0.0%
	Total Purchased Options (Cost $2,970,430)	215,228	0.0
	Total Long-Term Investments (Cost $8,594,926,992)	7,794,556,798	101.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 10.4%
	Commercial Paper: 6.4%
11,000,000	American Electric Power Co., Inc, 5.820%, 11/06/2023	10,935,465	0.1
13,550,000	American Electric Power Co., Inc., 5.840%, 10/30/2023	13,485,231	0.2
15,000,000	American Electric Power Co., Inc., 5.850%, 10/25/2023	14,940,102	0.2
27,050,000	American Honda Finance Corp., 5.820%, 11/21/2023	26,827,744	0.3
21,564,000	American Honda Finance Corp., 5.820%, 11/27/2023	21,366,479	0.3
5,320,000	American Honda Finance Corp., 5.830%, 11/07/2023	5,287,921	0.1
5,100,000	American Honda Finance Corp., 5.840%, 10/23/2023	5,081,307	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
10,000,000	American Honda Finance Corp., 5.880%, 10/16/2023	$9,974,273	0.1
22,510,000	American Honda Finance Corp., 6.860%, 10/04/2023	22,493,096	0.3
12,000,000	Cigna Group, 5.850%, 01/03/2024	11,820,128	0.2
15,000,000	Dominion Energy, Inc., 5.830%, 12/06/2023	14,841,220	0.2
17,400,000	EIDP Inc., 6.680%, 10/05/2023	17,384,082	0.2
6,700,000	EIDP Inc., 8.340%, 10/02/2023	6,696,938	0.1
8,500,000	Enbridge, Inc., 6.300%, 10/10/2023	8,485,401	0.1
14,000,000	Entergy Corp., 5.700%, 11/28/2023	13,872,133	0.2
8,100,000	Entergy Corp., 5.810%, 11/13/2023	8,043,654	0.1
24,900,000	Entergy Corp., 6.080%, 10/10/2023	24,858,565	0.3
2,100,000	Entergy Corp., 8.210%, 10/02/2023	2,099,056	0.0
11,500,000	General Mills, Inc., 8.250%, 10/02/2023	11,494,802	0.1
13,000,000	Keurig Dr Pepper, Inc., 5.880%, 10/16/2023	12,966,580	0.2
20,000,000	Old Line Funding, 5.930%, 05/01/2024	19,329,917	0.3
20,000,000	Oracle Corp., 5.790%, 11/09/2023	19,873,948	0.3
5,550,000	Parker-Hannifin Corp., 5.780%, 12/04/2023	5,493,407	0.1
2,700,000	Parker-Hannifin Corp., 5.790%, 11/17/2023	2,679,593	0.0
25,000,000	Parker-Hannifin Corp., 5.790%, 11/22/2023	24,791,650	0.3
20,000,000	Parker-Hannifin Corp., 5.790%, 12/18/2023	19,752,578	0.3
10,000,000	Parker-Hannifin Corp., 8.250%, 10/02/2023	9,995,480	0.1
89,025,000	Sysco Corp., 8.210%, 10/02/2023	88,984,946	1.2
33,875,000	UnitedHealth Group, Inc., 8.090%, 10/02/2023	33,859,985	0.4
1,690,000	Virginia Electric and Power Co., 6.040%, 10/12/2023	1,686,651	0.0
	Total Commercial Paper (Cost $489,544,215)	489,402,332	6.4

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.8%
3,258,543 (11)	Bethesda Securities LLC, Repurchase Agreement dated 09/29/2023, 5.390%, due 10/02/2023 (Repurchase Amount $3,259,987, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $3,323,714, due 08/01/28-07/01/53)	$3,258,543	0.0
56,002,703 (11)	Cantor Fitzgerald, Repurchase Agreement dated 09/29/2023, 5.320%, due 10/02/2023 (Repurchase Amount $56,027,191, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $57,122,757, due 05/01/25-03/15/65)	56,002,703	0.7
22,914,154 (11)	CF Secured LLC, Repurchase Agreement dated 09/29/2023, 5.320%, due 10/02/2023 (Repurchase Amount $22,924,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.166%, Market Value plus accrued interest $23,372,441, due 11/15/23-08/20/72)	22,914,154	0.3
3,858,560 (11)	Citadel Securities LLC, Repurchase Agreement dated 09/29/2023, 5.350%, due 10/02/2023 (Repurchase Amount $3,860,257, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $3,937,486, due 11/15/23-08/15/53)	3,858,560	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
10,810,709 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/29/2023, 5.330%, due 10/02/2023 (Repurchase Amount $10,815,445, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $11,026,923, due 10/15/23-10/01/53)	$10,810,709	0.1
3,988,544 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/29/2023, 5.360%, due 10/02/2023 (Repurchase Amount $3,990,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $4,068,315, due 10/15/23-10/01/53)	3,988,544	0.1
44,291,982 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/29/2023, 5.370%, due 10/02/2023 (Repurchase Amount $44,311,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.449%, Market Value plus accrued interest $45,198,039, due 02/15/25-04/20/71)	44,291,982	0.6

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,913,998 (11)	National Bank Financial, Repurchase Agreement dated 09/29/2023, 5.340%, due 10/02/2023 (Repurchase Amount $6,917,033, collateralized by various U.S. Government Securities, 0.000%- 4.750%, Market Value plus accrued interest $7,052,278, due 10/02/23)	$6,913,998	0.1
6,167,599 (11)	Santander U.S. Capital Markets LLC, Repurchase Agreement dated 09/29/2023, 5.330%, due 10/02/2023 (Repurchase Amount $6,170,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.972%, Market Value plus accrued interest $6,290,951, due 10/01/27-06/01/62)	6,167,599	0.1
57,145,616 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/2023, 5.380%, due 10/02/2023 (Repurchase Amount $57,170,885, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $58,288,551, due 07/15/25-02/15/51)	57,145,616	0.7
	Total Repurchase Agreements (Cost $215,352,408)	215,352,408	2.8
	Time Deposits: 0.3%
5,350,000 (11)	Barclays Bank PLC, 5.340%, 10/02/2023 (Cost $5,350,000)	5,350,000	0.1
5,130,000 (11)	Canadian Imperial Bank of Commerce, 5.310%, 10/02/2023 (Cost $5,130,000)	5,130,000	0.0
5,490,000 (11)	DZ Bank AG, 5.290%, 10/02/2023 (Cost $5,490,000)	5,490,000	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
2,450,000 (11)	Mizuho Bank Ltd., 5.320%, 10/02/2023 (Cost $2,450,000)	$2,450,000	0.0
5,340,000 (11)	Royal Bank of Canada, 5.320%, 10/02/2023 (Cost $5,340,000)	5,340,000	0.1
	Total Time Deposits (Cost $23,760,000)	23,760,000	0.3

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
71,184,000 (12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.270% (Cost $71,184,000)	$71,184,000	0.9
	Total Short-Term Investments (Cost $799,840,623)	799,698,740	10.4
	Total Investments in Securities (Cost $9,394,767,615)	$8,594,255,538	112.0
	Liabilities in Excess of Other Assets	(920,633,588)	(12.0)
	Net Assets	$7,673,621,950	100.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Defaulted security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2023.

Currency Abbreviations:

EUR	EU Euro
JPY	Japanese Yen

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

Investment Type Allocation

as of September 30, 2023

(as a percentage of net assets)

Corporate Bonds/Notes	30.2%
U.S. Government Agency Obligations	25.4%
Collateralized Mortgage Obligations	15.0%
U.S. Treasury Obligations	14.8%
Asset-Backed Securities	9.5%
Commercial Paper	6.4%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	2.8%
Mutual Funds	0.9%
Sovereign Bonds	0.4%
Time Deposits	0.3%
Liabilities in Excess of Other Assets	(12.0)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$2,315,395,094	$—	$2,315,395,094
U.S. Government Agency Obligations	—	1,947,979,068	—	1,947,979,068
Collateralized Mortgage Obligations	—	1,151,638,925	—	1,151,638,925
U.S. Treasury Obligations	—	1,131,024,116	—	1,131,024,116
Asset-Backed Securities	—	727,014,223	4,383,379	731,397,602
Commercial Mortgage-Backed Securities	—	480,670,655	2,702,604	483,373,259
Sovereign Bonds	—	33,533,506	—	33,533,506
Purchased Options	—	215,228	—	215,228
Short-Term Investments	71,184,000	728,514,740	—	799,698,740
Total Investments, at fair value	$71,184,000	$8,515,985,555	$7,085,983	$8,594,255,538
Other Financial Instruments+
Centrally Cleared Interest Rate Swap	—	5,766,174	—	5,766,174
Forward Premium Swaptions	—	5,775,192	—	5,775,192
Futures	5,644,955	—	—	5,644,955
Total Assets	$76,828,955	$8,527,526,921	$7,085,983	$8,611,441,859
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap	$—	$(1,639,082)	$—	$(1,639,082)
Forward Foreign Currency Contracts	—	(6,401)	—	(6,401)
Forward Premium Swaptions	—	(8,397,160)	—	(8,397,160)
Futures	(21,363,527)	—	—	(21,363,527)
Written Options	—	(18,450,221)	—	(18,450,221)
Total Liabilities	$(21,363,527)	$(28,492,864)	$—	$(49,856,391)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	1,386,801	EUR	1,315,204	BNP Paribas	11/17/23	$(6,401)
						$(6,401)

At September 30, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,282	12/29/23	$259,875,422	$(622,317)
U.S. Treasury Long Bond	458	12/19/23	52,111,812	(2,882,125)
U.S. Treasury Ultra Long Bond	2,054	12/19/23	243,784,125	(17,859,085)
			$555,771,359	$(21,363,527)
Short Contracts:
U.S. Treasury 5-Year Note	(310)	12/29/23	(32,661,406)	270,902
U.S. Treasury 10-Year Note	(173)	12/19/23	(18,694,812)	51,542
U.S. Treasury Ultra 10-Year Note	(2,263)	12/19/23	(252,465,938)	5,322,511
			$(303,822,156)	$5,644,955

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.000%	Monthly	08/14/28	MXN	489,980,000	$(676,126)	$(676,126)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.860	Monthly	08/09/28	MXN	493,596,000	(834,892)	(834,892)
Pay	1-day Secured Overnight Financing Rate	Annual	3.759	Annual	08/11/33	USD	2,632,000	(35,520)	(35,929)
Pay	1-day Secured Overnight Financing Rate	Annual	4.603	Annual	09/05/25	USD	61,458,000	25,992	25,992
Receive	1-day Secured Overnight Financing Rate	Annual	4.805	Annual	02/20/25	USD	36,705,000	128,754	128,754
Receive	1-day Secured Overnight Financing Rate	Annual	4.875	Annual	02/20/25	USD	49,814,000	141,771	141,771
Receive	1-day Secured Overnight Financing Rate	Annual	4.807	Annual	06/20/25	USD	49,814,000	607	607
Receive	1-day Secured Overnight Financing Rate	Annual	4.601	Annual	06/20/25	USD	57,680,000	110,892	110,892
Receive	1-day Secured Overnight Financing Rate	Annual	4.975	Annual	02/20/25	USD	59,255,000	112,435	112,435
Receive	1-day Secured Overnight Financing Rate	Annual	4.561	Annual	09/05/25	USD	60,340,000	(2,435)	(2,435)
Receive	1-day Secured Overnight Financing Rate	Annual	4.667	Annual	06/20/25	USD	62,923,000	82,301	82,301
Receive	1-day Secured Overnight Financing Rate	Annual	5.061	Annual	02/20/25	USD	63,448,000	68,833	68,833
Receive	1-day Secured Overnight Financing Rate	Annual	4.884	Annual	02/20/25	USD	67,121,000	185,696	185,696
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD	68,168,000	711,204	711,204
Receive	1-day Secured Overnight Financing Rate	Annual	4.986	Annual	02/20/25	USD	71,733,000	129,276	129,276
Receive	1-day Secured Overnight Financing Rate	Annual	4.745	Annual	06/20/25	USD	83,899,000	49,052	49,052
Receive	1-day Secured Overnight Financing Rate	Annual	4.657	Annual	09/05/25	USD	89,393,000	(83,239)	(83,239)
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD	92,813,000	625,686	625,686
Receive	1-day Secured Overnight Financing Rate	Annual	4.551	Annual	09/09/25	USD	94,981,000	(6,461)	(6,461)
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD	107,495,000	1,643,491	1,643,491
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD	110,118,000	614,806	614,806
Receive	1-day Secured Overnight Financing Rate	Annual	4.756	Annual	02/20/25	USD	115,361,000	458,177	458,177
Receive	1-day Secured Overnight Financing Rate	Annual	4.668	Annual	06/20/25	USD	131,092,000	170,648	170,648
Receive	1-day Secured Overnight Financing Rate	Annual	4.784	Annual	02/20/25	USD	136,335,000	506,553	506,553
								$4,127,501	$4,127,092

At September 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	JPY	19,009,400	$942,866	$52,468
						$942,866	$52,468

At September 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	2.225%	1-day Secured Overnight Financing Rate	05/16/24	USD	101,802,400	$1,102,859	$89,710
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.213%	1-day Secured Overnight Financing Rate	05/16/24	USD	84,835,300	924,705	73,050
								$2,027,564	$162,760

At September 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	262,182,000	$1,233,566	$(114,869)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	524,367,000	2,282,308	(43,796)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD	101,802,400	1,102,859	(3,607,681)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD	84,835,300	924,705	(3,006,399)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	262,182,000	$1,233,566	$(2,772,022)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	524,367,000	2,282,307	(8,905,454)
								$9,059,311	$(18,450,221)

At September 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	39,935,000	$(6,988,625)	$(306,845)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	66,490,400	(11,768,801)	(600,125)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	(708,726)
								$(29,863,426)	$(1,615,696)

At September 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	4.150%	Pay	1-day Secured Overnight Financing Rate	09/03/24	USD	279,355,000	$1,564,388	$604,970
Call on 1-Year Interest Rate Swap	BNP Paribas	4.150%	Pay	1-day Secured Overnight Financing Rate	09/03/24	USD	558,708,000	3,121,781	1,203,296
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD	462,434,000	2,637,029	1,726,105
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/14/24	USD	462,434,000	2,789,710	2,089,151
Call on 5-Year Interest Rate Swap	Bank of America N.A.	4.160%	Pay	1-day Secured Overnight Financing Rate	09/28/28	USD	11,625,000	516,150	6,863
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	3.858%	Pay	1-day Secured Overnight Financing Rate	08/21/28	USD	1,471,000	65,018	9,476
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.525%	Pay	1-day Secured Overnight Financing Rate	08/08/28	USD	11,625,000	492,319	124,629
Put on 1-Year Interest Rate Swap	Bank of America N.A.	4.150%	Receive	1-day Secured Overnight Financing Rate	09/03/24	USD	279,355,000	1,564,388	(588,349)
Put on 1-Year Interest Rate Swap	BNP Paribas	4.150%	Receive	1-day Secured Overnight Financing Rate	09/03/24	USD	558,708,000	3,121,781	(1,183,334)
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD	462,434,000	2,637,029	(2,281,348)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/14/24	USD	462,434,000	2,826,256	(2,532,688)
Put on 2-Year Interest Rate Swap	Goldman Sachs International	3.400%	Receive	6-month EUR-EURIBOR	08/29/25	EUR	167,613,000	1,399,568	(51,831)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	4.160%	Receive	1-day Secured Overnight Financing Rate	09/28/28	USD	11,625,000	516,150	10,702
Put on 5-Year Interest Rate Swap	Barclays Bank PLC	3.858%	Receive	1-day Secured Overnight Financing Rate	08/21/28	USD	1,471,000	65,018	(5,982)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.525%	Receive	1-day Secured Overnight Financing Rate	08/08/28	USD	11,625,000	492,319	(137,932)
								$23,808,904	$(1,006,272)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

EUR	—	EU Euro	USD — United States Dollar

JPY	—	Japanese Yen
MXN	—	Mexican Peso

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$52,468
Interest rate contracts	Investments in securities at value*	162,760
Interest rate contracts	Unrealized appreciation on forward premium swaptions	5,775,192
Interest rate contracts	Variation margin receivable on futures contracts**	5,644,955
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,766,174
Total Asset Derivatives		$17,401,549
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,401
Interest rate contracts	Unrealized depreciation on forward premium swaptions	8,397,160
Interest rate contracts	Variation margin payable on futures contracts**	21,363,527
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,639,082
Interest rate contracts	Written options, at fair value	18,450,221
Total Liability Derivatives		$49,856,391

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Equity contracts	$—	$—	$(462,331)	$—	$—	$(462,331)
Foreign exchange contracts	—	20,832	—	—	—	20,832
Interest rate contracts	92,847	—	(16,894,123)	(22,156,224)	23,622,834	(15,334,666)

Total	$92,847	$20,832	$(17,356,454)	$(22,156,224)	$23,622,834	$(15,776,165)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Foreign exchange contracts	$1,894,471	$47,155	$—	$—	$—	$1,941,626
Interest rate contracts	(4,481,125)	—	(22,282,222)	6,557,158	(11,193,384)	(31,399,573)

Total	$(2,586,654)	$47,155	$(22,282,222)	$6,557,158	$(11,193,384)	$(29,457,947)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2023 (Unaudited) (continued)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2023:

					JPMorgan	Morgan
	Bank of	Barclays Bank		Goldman Sachs	Chase Bank	Stanley Capital
	America N.A.	PLC	BNP Paribas	International	N.A.	Services LLC	Total
Assets:
Purchased options	$—	$—	$142,178	$—	$73,050	$—	$215,228
Forward premium swaptions	622,535	9,476	1,203,296	1,726,105	—	2,213,780	5,775,192
Total Assets	$622,535	$9,476	$1,345,474	$1,726,105	$73,050	$2,213,780	$5,990,420
Liabilities:
Forward foreign currency contracts	$—	$—	$6,401	$—	$—	$—	$6,401
Forward premium swaptions	588,349	1,621,678	1,183,334	2,333,179	—	2,670,620	8,397,160
Written options	—	2,886,891	3,607,681	—	3,006,399	8,949,250	18,450,221
Total Liabilities	$588,349	$4,508,569	$4,797,416	$2,333,179	$3,006,399	$11,619,870	$26,853,782
Net OTC derivative instruments by counterparty, at fair value	$34,186	$(4,499,093)	$(3,451,942)	$(607,074)	$(2,933,349)	$(9,406,090)	$(20,863,362)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$3,760,000	$3,451,942	$607,074	$2,730,000	$9,180,000	$19,729,016
Net Exposure(1),(2)	$34,186	$(739,093)	$—	$—	$(203,349)	$(226,090)	$(1,134,346)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At September 30, 2023, the Fund had pledged $3,630,000 and $620,000 in cash collateral to BNP Paribas and Goldman Sachs International, respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,699,055,140.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,244,563
Gross Unrealized Depreciation	(881,317,261)
Net Unrealized Depreciation	$(877,072,698)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.7%
	Basic Materials: 4.1%
500,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	$499,093	1.4
500,000 (1)	INEOS Finance PLC, 6.750%, 05/15/2028	468,203	1.4
500,000 (1)	SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/01/2026	457,415	1.3
		1,424,711	4.1
	Communications: 16.7%
100,000	AMC Networks, Inc., 5.000%, 04/01/2024	98,729	0.3
250,000 (1)	Clear Channel Outdoor Holdings, Inc., 9.000%, 09/15/2028	247,855	0.7
750,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	700,461	2.0
500,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	442,725	1.3
250,000 (1)	DISH DBS Corp., 5.250%, 12/01/2026	212,931	0.6
500,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	504,471	1.4
400,000 (1)	Gen Digital, Inc., 6.750%, 09/30/2027	392,508	1.1
900,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	718,907	2.1
250,000	Sprint LLC, 7.125%, 06/15/2024	251,737	0.7
250,000	Sprint LLC, 7.625%, 02/15/2025	253,857	0.7
500,000 (1)	Townsquare Media, Inc., 6.875%, 02/01/2026	472,800	1.4
300,000 (1)	Uber Technologies, Inc., 7.500%, 05/15/2025	302,213	0.9
250,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	253,192	0.7
500,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	466,196	1.3
550,000 (1)	Univision Communications, Inc., 8.000%, 08/15/2028	533,789	1.5
		5,852,371	16.7
	Consumer, Cyclical: 17.3%
250,000 (1)	Banijay Entertainment SASU, 8.125%, 05/01/2029	248,306	0.7
500,000 (1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	505,602	1.5
500,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	503,880	1.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,000,000	Goodyear Tire & Rubber Co., 9.500%, 05/31/2025	$1,015,996	2.9
200,000	Marriott International, Inc., 5.450%, 09/15/2026	198,240	0.6
200,000	MGM Resorts International, 6.750%, 05/01/2025	199,148	0.6
750,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	743,847	2.1
700,000 (1)	SeaWorld Parks & Entertainment, Inc., 8.750%, 05/01/2025	710,098	2.0
500,000 (1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	499,203	1.4
500,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	431,317	1.2
700,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028	615,511	1.8
400,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	391,760	1.1
		6,062,908	17.3
	Consumer, Non-cyclical: 8.9%
1,200,000 (1)	Albion Financing 2SARL, 8.750%, 04/15/2027	1,119,000	3.2
250,000	HCA, Inc., 5.375%, 02/01/2025	247,485	0.7
500,000 (1)	Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	490,557	1.4
500,000 (1)	Mobius Merger Sub, Inc., 9.000%, 06/01/2030	462,948	1.3
1,000,000 (1)	RP Escrow Issuer LLC, 5.250%, 12/15/2025	726,925	2.1
100,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,4.625%, 11/01/2026	94,393	0.2
		3,141,308	8.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 18.9%
600,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	$599,619	1.7
120,000 (1)	CVR Energy, Inc., 5.250%, 02/15/2025	117,190	0.3
750,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	686,057	1.9
500,000 (1)	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.375%, 04/15/2027	491,382	1.4
675,000 (1)	Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 11.500%, 02/15/2028	686,661	2.0
1,000,000 (1)	New Fortress Energy, Inc., 6.500%, 09/30/2026	921,812	2.6
500,000 (1)	New Fortress Energy, Inc., 6.750%, 09/15/2025	477,863	1.4
1,100,000 (1)	Sunnova Energy Corp., 5.875%, 09/01/2026	944,405	2.7
500,000 (1)	Sunnova Energy Corp., 11.750%, 10/01/2028	482,061	1.4
500,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/2028	493,850	1.4
750,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	743,155	2.1
		6,644,055	18.9
	Financial: 19.6%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.500%, 07/15/2025	500,743	1.4
500,000	Air Lease Corp., 5.850%, 12/15/2027	493,621	1.4
250,000 (1)	Avolon Holdings Funding Ltd., 6.375%, 05/04/2028	245,869	0.7
625,000 (1)	Bread Financial Holdings, Inc., 7.000%, 01/15/2026	586,059	1.7
200,000 (1)	Castlelake Aviation Finance DAC, 5.000%, 04/15/2027	182,895	0.5
250,000 (1)	HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 04/15/2025	243,535	0.7
250,000 (1)	Iron Mountain, Inc., 7.000%, 02/15/2029	244,736	0.7
900,000 (1)	LD Holdings Group LLC, 6.500%, 11/01/2025	748,649	2.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
750,000 (1)	Macquarie Airfinance Holdings Ltd., 8.375%, 05/01/2028	$761,089	2.2
200,000	Nasdaq, Inc., 5.650%, 06/28/2025	199,458	0.6
500,000	Navient Corp., 9.375%, 07/25/2030	493,638	1.4
500,000	Navient Corp., MTN, 6.125%, 03/25/2024	497,781	1.4
500,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.500%, 06/01/2025	499,752	1.4
250,000 (1)	PennyMac Financial Services, Inc., 5.375%, 10/15/2025	237,934	0.7
250,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	245,858	0.7
500,000	SLM Corp., 4.200%, 10/29/2025	468,350	1.3
250,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	238,066	0.7
		6,888,033	19.6
	Industrial: 4.7%
400,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 9.750%, 08/01/2027	414,118	1.2
750,000 (1)	Spirit AeroSystems, Inc., 7.500%, 04/15/2025	736,667	2.1
500,000 (1)	WESCO Distribution, Inc., 7.125%, 06/15/2025	501,710	1.4
		1,652,495	4.7
	Technology: 3.1%
586,000 (1)	Consensus Cloud Solutions, Inc., 6.000%, 10/15/2026	540,113	1.5
150,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	127,978	0.4
500,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	418,572	1.2
		1,086,663	3.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 1.4%
500,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/2028	$507,427	1.4
	Total Corporate Bonds/Notes (Cost $33,376,814)	33,259,971	94.7
	Total Long-Term Investments (Cost $33,376,814)	33,259,971	94.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%

1,021,251 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.240% (Cost $1,021,251)	$1,021,251	2.9
	Total Short-Term Investments (Cost $1,021,251)	1,021,251	2.9
	Total Investments in Securities (Cost $34,398,065)	$34,281,222	97.6
	Assets in Excess of Other Liabilities	835,503	2.4
	Net Assets	$35,116,725	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of September 30, 2023.

Investment Type Allocation
as of September 30, 2023

(as a percentage of net assets)

Corporate Bonds/Notes	94.7%
Mutual Funds	2.9%
Assets in Excess of Other Liabilities	2.4%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table Investments, at fair value
Corporate Bonds/Notes	$—	$33,259,971	$—	$33,259,971
Short-Term Investments	1,021,251	—	—	1,021,251
Total Investments, at fair value	$1,021,251	$33,259,971	$—	$34,281,222

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $34,398,065.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$371,959
Gross Unrealized Depreciation	(488,802)
Net Unrealized Depreciation	$(116,843)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.8%
	Basic Materials: 1.0%
389,000	Albemarle Corp., 4.650%, 06/01/2027	$371,094	0.1
450,000 (1)	Avient Corp., 5.750%,05/15/2025	442,255	0.1
656,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	651,984	0.1
641,000	Ecolab, Inc., 1.650%, 02/01/2027	569,089	0.1
678,000	Ecolab, Inc., 2.700%, 11/01/2026	628,964	0.1
417,000	EIDP, Inc., 4.500%, 05/15/2026	406,332	0.1
666,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	654,545	0.1
827,000 (1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	764,720	0.1
252,000	Nucor Corp., 2.000%, 06/01/2025	236,737	0.0
65,000	Nutrien Ltd., 4.900%, 03/27/2028	62,822	0.0
1,098,000	Nutrien Ltd., 5.950%, 11/07/2025	1,099,567	0.2
		5,888,109	1.0
	Communications: 2.2%
906,000	Amazon.com, Inc., 3.000%, 04/13/2025	875,640	0.2
339,000	Amazon.com, Inc., 3.150%, 08/22/2027	315,516	0.1
243,000	Amazon.com, Inc., 4.550%, 12/01/2027	238,094	0.0
160,000	AMC Networks, Inc., 5.000%, 04/01/2024	157,967	0.0
513,000	AT&T, Inc., 1.700%, 03/25/2026	465,591	0.1
557,000	Bell Telephone Co. of Canada or Bell Canada US-3, 0.750%, 03/17/2024	544,030	0.1
759,000	British Telecommunications PLC, 4.500%, 12/04/2023	756,659	0.1
529,000	Comcast Corp., 4.550%, 01/15/2029	508,148	0.1
406,000	Comcast Corp., 5.250%, 11/07/2025	404,244	0.1
444,000	Fox Corp., 3.050%, 04/07/2025	426,196	0.1
695,000	Fox Corp., 4.030%, 01/25/2024	690,123	0.1
581,000	Meta Platforms, Inc., 3.500%, 08/15/2027	548,214	0.1
83,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	81,374	0.0
1,497,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,345,602	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
349,000 (1)	NBN Co. Ltd., 5.750%, 10/06/2028	$350,581	0.1
671,000 (1)	NTT Finance Corp., 0.583%, 03/01/2024	656,547	0.1
423,000 (1)	NTT Finance Corp., 4.142%, 07/26/2024	417,124	0.1
1,147,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,185,277	0.2
429,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	395,304	0.1
283,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	261,978	0.0
733,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	685,176	0.1
291,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	282,536	0.1
212,000 (1)	Univision Communications, Inc., 5.125%, 02/15/2025	206,869	0.0
649,000	Verizon Communications, Inc., 0.850%, 11/20/2025	587,351	0.1
		12,386,141	2.2
	Consumer, Cyclical: 3.1%
361,000 (1)	7-Eleven, Inc., 0.950%, 02/10/2026	323,142	0.1
18,006	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	16,545	0.0
544,000	American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	528,240	0.1
195,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	173,117	0.0
656,000 (1)	BMW US Capital LLC, 1.250%, 08/12/2026	585,161	0.1
682,000 (1)	BMW US Capital LLC, 3.250%, 04/01/2025	660,400	0.1
1,035,000 (1)	Daimler Truck Finance North America LLC, 3.500%, 04/07/2025	999,537	0.2
200,000 (1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	195,870	0.0
198,996	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	174,755	0.0
160,000	Delta Air Lines Pass Through Trust 2019-1, A, 3.404%, 10/25/2025	156,291	0.0
400,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	397,867	0.1
500,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/2026	472,450	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
410,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	$395,319	0.1
586,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	572,689	0.1
415,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	406,521	0.1
800,000 (1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	788,051	0.1
874,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	794,824	0.1
561,000 (1)(2)	Hyundai Capital America, 1.300%, 01/08/2026	505,371	0.1
264,000 (1)	Hyundai Capital America, 5.650%, 06/26/2026	261,847	0.0
262,000 (1)(2)	Hyundai Capital America, 5.950%, 09/21/2026	261,359	0.0
900,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	847,450	0.2
888,000	Lennar Corp., 4.500%, 04/30/2024	879,741	0.2
252,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	234,757	0.0
999,000 (1)	Mattel, Inc., 3.375%, 04/01/2026	924,849	0.2
493,000 (1)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	483,179	0.1
320,579 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	317,949	0.1
1,112,000	Ross Stores, Inc., 4.600%, 04/15/2025	1,090,165	0.2
344,000	Toyota Motor Credit Corp., 4.625%, 01/12/2028	336,164	0.1
708,000	Toyota Motor Credit Corp., 5.600%, 09/11/2025	709,332	0.1
400,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	397,570	0.1
55,992	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	55,580	0.0
143,309	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	143,462	0.0
588,000 (1)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	578,626	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
409,000	Walmart, Inc., 3.950%, 09/09/2027	$394,908	0.1
710,000	Walmart, Inc., 4.000%, 04/15/2026	691,597	0.1
864,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	798,036	0.1
		17,552,721	3.1
	Consumer, Non-cyclical: 4.9%
728,000	AbbVie, Inc., 2.600%, 11/21/2024	702,089	0.1
1,088,000	AbbVie, Inc., 3.200%, 05/14/2026	1,028,162	0.2
680,000	Amgen, Inc., 3.200%, 11/02/2027	624,942	0.1
1,044,000	Amgen, Inc., 5.250%, 03/02/2025	1,036,436	0.2
1,215,000	AstraZeneca PLC, 3.375%, 11/16/2025	1,166,156	0.2
695,000	Becton Dickinson & Co., 4.693%, 02/13/2028	674,106	0.1
403,000	Boston Scientific Corp., 1.900%, 06/01/2025	378,859	0.1
645,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	586,395	0.1
760,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	702,943	0.1
215,000 (1)	Cargill, Inc., 3.500%, 04/22/2025	208,610	0.0
263,000 (1)	Cargill, Inc., 3.625%, 04/22/2027	248,944	0.0
888,000	Cigna Group, 1.250%, 03/15/2026	799,590	0.1
314,000 (1)	CSL Finance PLC, 3.850%, 04/27/2027	297,658	0.1
1,247,000	CVS Health Corp., 3.875%, 07/20/2025	1,205,344	0.2
1,398,000	Diageo Capital PLC, 1.375%, 09/29/2025	1,292,650	0.2
681,000	Diageo Capital PLC, 5.300%, 10/24/2027	680,238	0.1
629,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	599,717	0.1
315,000	Equifax, Inc., 2.600%, 12/15/2025	293,311	0.1
410,000	Estee Lauder Cos., Inc., 4.375%, 05/15/2028	395,145	0.1
933,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	927,796	0.2
920,000	Global Payments, Inc., 1.200%, 03/01/2026	820,954	0.2
999,000	HCA, Inc., 5.875%, 02/15/2026	993,707	0.2

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
600,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	$555,570	0.1
1,129,000	Humana, Inc., 3.700%, 03/23/2029	1,030,406	0.2
259,000 (1)	Kenvue, Inc., 5.500%, 03/22/2025	258,454	0.1
598,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	579,263	0.1
225,000	Mylan, Inc., 4.200%, 11/29/2023	224,311	0.0
766,000 (1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	739,025	0.1
715,000	PepsiCo, Inc., 3.600%, 02/18/2028	677,090	0.1
1,360,000	Pfizer Investment Enterprises Pte Ltd., 4.450%, 05/19/2026	1,328,863	0.2
594,000	Revvity, Inc., 0.850%, 09/15/2024	564,616	0.1
1,361,000	Royalty Pharma PLC, 1.200%, 09/02/2025	1,237,559	0.2
748,000	S&P Global, Inc., 2.450%, 03/01/2027	681,797	0.1
1,151,000	S&P Global, Inc., 2.700%, 03/01/2029	1,007,164	0.2
1,164,000 (1)	Triton Container International Ltd., 1.150%, 06/07/2024	1,117,696	0.2
498,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	455,848	0.1
486,000	UnitedHealth Group, Inc., 3.375%, 04/15/2027	456,238	0.1
659,000	Viatris, Inc., 1.650%, 06/22/2025	608,982	0.1
522,000	Zoetis, Inc., 5.400%, 11/14/2025	519,902	0.1
		27,706,536	4.9
	Energy: 1.7%
516,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	463,394	0.1
748,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	698,402	0.1
741,000	Enbridge, Inc., 0.550%, 10/04/2023	740,880	0.1
358,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	342,087	0.1
243,000	Equinor ASA, 2.875%, 04/06/2025	234,042	0.0
590,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	525,040	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
916,000	Occidental Petroleum Corp., 3.500%, 06/15/2025	$877,386	0.2
1,252,000	ONEOK, Inc., 5.850%, 01/15/2026	1,253,257	0.2
385,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	379,742	0.1
551,000	Phillips 66, 3.850%, 04/09/2025	536,156	0.1
647,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	584,989	0.1
1,252,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,216,095	0.2
263,000	Schlumberger Investment SA, 4.500%, 05/15/2028	254,947	0.0
333,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	316,450	0.1
889,000	Williams Cos., Inc., 4.550%, 06/24/2024	879,585	0.2
		9,302,452	1.7
	Financial: 16.5%
427,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	406,334	0.1
653,000	Aflac, Inc., 1.125%, 03/15/2026	585,935	0.1
670,000	Ally Financial, Inc., 3.875%, 05/21/2024	657,662	0.1
366,000	American Express Co., 2.500%, 07/30/2024	356,051	0.1
298,000 (3)	American Express Co., 4.990%, 05/01/2026	292,870	0.0
541,000 (3)	American Express Co., 5.389%, 07/28/2027	533,573	0.1
438,000	American Tower Corp., 3.650%, 03/15/2027	406,159	0.1
112,000	American Tower Corp., 5.250%, 07/15/2028	108,263	0.0
679,000	Ameriprise Financial, Inc., 2.875%, 09/15/2026	633,099	0.1
850,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	815,606	0.1
958,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	942,222	0.2
1,175,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	992,766	0.2
400,000	Banco Santander SA, 5.588%, 08/08/2028	391,500	0.1

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,406,000 (3)	Bank of America Corp., 0.976%, 04/22/2025	$1,362,455	0.2
1,422,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,260,501	0.2
38,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	34,102	0.0
123,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	113,345	0.0
422,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	398,594	0.1
1,165,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	1,122,768	0.2
1,727,000 (3)	Bank of America Corp., MTN, 0.810%, 10/24/2024	1,720,405	0.3
1,281,000 (3)	Bank of America Corp., MTN, 1.319%, 06/19/2026	1,175,161	0.2
1,110,000 (3)	Bank of America Corp., MTN, 1.530%, 12/06/2025	1,048,453	0.2
684,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	643,836	0.1
239,000 (3)	Bank of America Corp. N, 1.658%, 03/11/2027	214,496	0.0
271,000	Bank of America NA, 5.526%, 08/18/2026	269,780	0.0
1,055,000	Bank of Montreal, 5.300%, 06/05/2026	1,041,081	0.2
229,000 (3)	Bank of New York Mellon Corp., 4.414%, 07/24/2026	222,588	0.0
447,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	436,414	0.1
598,000	Bank of Nova Scotia, 0.700%, 04/15/2024	581,637	0.1
593,000	Bank of Nova Scotia, 1.450%, 01/10/2025	560,583	0.1
816,000	Bank of Nova Scotia, MTN, 3.450%, 04/11/2025	785,847	0.1
362,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	345,548	0.1
788,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	650,295	0.1
329,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	267,083	0.0
457,000 (1)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	458,059	0.1
595,000 (1)	BPCE SA, 5.700%, 10/22/2023	594,443	0.1
297,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	293,775	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
328,000 (1)(3)	CaixaBank SA, 6.684%, 09/13/2027	$327,995	0.1
304,000	Camden Property Trust, 4.100%, 10/15/2028	284,498	0.0
315,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	274,282	0.0
598,000 (3)	Capital One Financial Corp., 4.166%, 05/09/2025	587,131	0.1
535,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	509,566	0.1
419,000 (3)	Charles Schwab Corp., 5.643%, 05/19/2029	410,584	0.1
526,000	Charles Schwab Corp., 5.875%, 08/24/2026	524,473	0.1
615,000 (1)	CNO Global Funding, 1.650%, 01/06/2025	576,370	0.1
550,000 (1)(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	506,299	0.1
507,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	469,734	0.1
651,000 (1)	Corebridge Global Funding, 0.900%, 09/22/2025	590,312	0.1
121,000	Credit Suisse AG/ New York NY, 2.950%, 04/09/2025	115,016	0.0
1,776,000	Credit Suisse AG/New York NY, MTN, 3.625%, 09/09/2024	1,729,165	0.3
1,210,000	Crown Castle, Inc., 1.350%, 07/15/2025	1,115,250	0.2
628,000 (1)(3)	Danske Bank A/S, 0.976%, 09/10/2025	595,433	0.1
338,000 (1)(3)	Danske Bank A/S, 3.773%, 03/28/2025	333,023	0.1
556,000 (1)(3)	Danske Bank A/S, 4.298%, 04/01/2028	518,105	0.1
947,000	Discover Financial Services, 3.950%, 11/06/2024	921,327	0.2
561,000 (1)(3)	DNB Bank ASA, 2.968%, 03/28/2025	551,802	0.1
836,000 (1)(3)	DNB Bank ASA, 5.896%, 10/09/2026	833,483	0.1
703,000	Equinix, Inc., 1.250%, 07/15/2025	646,966	0.1
954,000	Federal Realty OP L.P., 3.950%, 01/15/2024	948,216	0.2
1,654,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,566,181	0.3
597,000	Fifth Third Bank NA, 3.850%, 03/15/2026	552,480	0.1

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
432,000 (1)	Five Corners Funding Trust, 4.419%, 11/15/2023	$430,891	0.1
600,000 (1)	GA Global Funding Trust, 3.850%, 04/11/2025	576,748	0.1
285,000 (3)	Goldman Sachs Group, Inc., 0.925%, 10/21/2024	282,753	0.0
354,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	315,789	0.1
324,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	312,525	0.1
300,000 (1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	266,972	0.0
321,000 (3)	HSBC Holdings PLC, 1.162%, 11/22/2024	317,995	0.1
667,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	588,358	0.1
1,000,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	932,362	0.2
407,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	390,130	0.1
736,000 (3)	ING Groep NV, 4.017%, 03/28/2028	683,728	0.1
309,000 (3)	ING Groep NV, 6.083%, 09/11/2027	307,786	0.1
713,000	Jackson Financial, Inc., 1.125%, 11/22/2023	707,628	0.1
1,487,000 (3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	1,431,777	0.2
519,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	498,226	0.1
593,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	519,709	0.1
519,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	463,299	0.1
203,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	171,160	0.0
995,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	934,186	0.2
36,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	34,540	0.0
169,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	160,948	0.0
691,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	627,175	0.1
500,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	453,796	0.1
119,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	113,787	0.0
300,000 (3)	JPMorgan Chase & Co., 5.299%, 07/24/2029	292,011	0.0
1,566,000 (3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	1,555,732	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
597,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	$538,296	0.1
491,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	481,543	0.1
707,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	700,858	0.1
1,047,000 (1)	LSEGA Financing PLC, 0.650%, 04/06/2024	1,018,391	0.2
1,136,000	Marsh & McLennan Cos., Inc., 4.050%, 10/15/2023	1,135,103	0.2
681,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	652,892	0.1
753,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	712,273	0.1
400,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	369,165	0.1
720,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	638,006	0.1
316,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	312,395	0.1
200,000 (3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	193,106	0.0
1,624,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	1,560,249	0.3
715,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	636,566	0.1
311,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	292,269	0.0
574,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	512,012	0.1
425,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	409,437	0.1
1,218,000 (3)	Morgan Stanley, GMTN, 0.791%, 01/22/2025	1,194,564	0.2
914,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	807,889	0.1
1,381,000 (3)	Morgan Stanley, MTN, 1.164%, 10/21/2025	1,304,027	0.2
154,000 (3)	Morgan Stanley, MTN, 2.720%, 07/22/2025	149,494	0.0
447,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	415,376	0.1
1,167,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	1,123,205	0.2
533,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	521,132	0.1
207,000 (1)	Mutual of Omaha Cos. Global Funding, 5.800%, 07/27/2026	205,139	0.0

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
374,000	National Australia Bank Ltd./New York, 3.500%, 06/09/2025	$361,614	0.1
487,000	National Bank of Canada FXD, 0.750%, 08/06/2024	465,228	0.1
556,000 (1)	National Securities Clearing Corp., 5.000%, 05/30/2028	544,291	0.1
532,000 (1)	Nationwide Building Society, 1.500%, 10/13/2026	465,070	0.1
398,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	393,793	0.1
900,000	Navient Corp., 6.750%, 06/25/2025	887,467	0.2
403,000 (1)	Nordea Bank Abp, 0.625%, 05/24/2024	389,723	0.1
374,000 (1)	Nordea Bank Abp, 3.600%, 06/06/2025	360,719	0.1
893,000	Old Republic International Corp., 4.875%, 10/01/2024	879,499	0.2
600,000	OneMain Finance Corp., 6.875%, 03/15/2025	595,814	0.1
219,000 (1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	202,899	0.0
394,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	353,017	0.1
352,000	Prologis L.P., 4.875%, 06/15/2028	343,270	0.1
340,000	Public Storage Operating Co., 5.125%, 01/15/2029	334,828	0.1
234,000 (3)	Royal Bank of Canada, 6.190%, (TSFR3M + 0.922%), 10/05/2023	234,005	0.0
457,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	404,117	0.1
592,000	Royal Bank of Canada, GMTN, 1.600%, 01/21/2025	560,677	0.1
722,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	714,384	0.1
562,000	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	545,861	0.1
810,000 (1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	770,968	0.1
534,000 (1)(2)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	514,913	0.1
744,000 (1)(3)	Societe Generale SA, 2.226%, 01/21/2026	700,660	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
950,000 (1)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	$843,382	0.1
888,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	821,762	0.1
750,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	731,026	0.1
230,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	227,102	0.0
535,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	509,247	0.1
241,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	240,126	0.0
533,000 (1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	513,768	0.1
447,000 (1)	Swedbank AB, 3.356%, 04/04/2025	430,246	0.1
576,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	557,287	0.1
594,000	Toronto-Dominion Bank, MTN, 0.700%, 09/10/2024	565,891	0.1
859,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	853,007	0.1
592,000	Toronto-Dominion Bank FXD, FXD, 1.450%, 01/10/2025	560,661	0.1
370,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	327,989	0.1
491,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	403,513	0.1
425,000 (3)	Truist Financial Corp., MTN, 4.260%, 07/28/2026	409,282	0.1
515,000 (1)(2)	UBS AG/London, 0.700%, 08/09/2024	492,342	0.1
321,000	UBS AG/London, 5.800%, 09/11/2025	319,865	0.1
1,249,000 (1)(3)	UBS Group AG, 2.193%, 06/05/2026	1,162,119	0.2
451,000 (1)(3)	UBS Group AG, 4.488%, 05/12/2026	436,967	0.1
539,000 (1)(3)	UBS Group AG, 4.490%, 08/05/2025	529,691	0.1
406,000 (3)	US Bancorp, 5.775%, 06/12/2029	395,418	0.1
999,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	956,747	0.2

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
777,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	$751,056	0.1
222,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 5.625%, 05/01/2024	220,788	0.0
97,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	91,601	0.0
383,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	351,930	0.1
116,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	112,693	0.0
555,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	541,676	0.1
574,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	570,347	0.1
		93,414,724	16.5
	Industrial: 2.2%
735,000	Avnet, Inc., 6.250%, 03/15/2028	733,566	0.1
600,000	Ball Corp., 4.875%, 03/15/2026	576,815	0.1
921,000	Boeing Co., 4.875%, 05/01/2025	905,324	0.2
900,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	857,137	0.2
1,225,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	1,215,916	0.2
480,000 (1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	465,403	0.1
368,000	HEICO Corp., 5.250%, 08/01/2028	359,267	0.1
251,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	227,747	0.0
178,000	John Deere Capital Corp., MTN, 4.950%, 07/14/2028	175,619	0.0
271,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	268,793	0.0
396,000	Lockheed Martin Corp., 5.100%, 11/15/2027	393,957	0.1
405,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	400,219	0.1
1,239,000	Raytheon Technologies Corp., 3.950%, 08/16/2025	1,199,454	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
347,000	Raytheon Technologies Corp., 5.000%, 02/27/2026	$342,910	0.1
777,000	Republic Services, Inc., 2.500%, 08/15/2024	754,941	0.1
707,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	688,695	0.1
300,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	294,258	0.1
920,000	Teledyne Technologies, Inc., 0.950%, 04/01/2024	895,752	0.2
707,000 (1)	Veralto Corp., 5.500%, 09/18/2026	704,057	0.1
690,000	Waste Management, Inc., 4.875%, 02/15/2029	675,039	0.1
		12,134,869	2.2
	Technology: 3.3%
364,000	Analog Devices, Inc., 2.950%, 04/01/2025	350,529	0.1
252,000	Apple, Inc., 1.125%, 05/11/2025	235,772	0.0
731,000	Broadcom, Inc., 3.459%, 09/15/2026	686,664	0.1
999,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	988,251	0.2
144,000	Concentrix Corp., 6.600%, 08/02/2028	139,044	0.0
1,101,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	1,076,089	0.2
1,244,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	1,115,129	0.2
342,000	Fidelity National Information Services, Inc., 4.700%, 07/15/2027	331,686	0.1
1,044,000	Fiserv, Inc., 2.750%, 07/01/2024	1,019,091	0.2
685,000	Fiserv, Inc., 5.450%, 03/02/2028	679,512	0.1
1,059,000	HP, Inc., 2.200%, 06/17/2025	996,069	0.2
297,000	Intel Corp., 3.700%, 07/29/2025	287,607	0.0
659,000	Intel Corp., 3.750%, 08/05/2027	621,943	0.1
1,039,000 (2)	Intel Corp., 4.875%, 02/10/2026	1,026,765	0.2
651,000	International Business Machines Corp., 4.000%, 07/27/2025	634,141	0.1

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
702,000	International Business Machines Corp., 4.500%, 02/06/2026	$686,838	0.1
427,000	International Business Machines Corp., 6.500%, 01/15/2028	446,674	0.1
1,060,000	Intuit, Inc., 5.250%, 09/15/2026	1,057,715	0.2
999,000	Microchip Technology, Inc., 4.250%, 09/01/2025	966,813	0.2
1,008,000	NetApp, Inc., 1.875%, 06/22/2025	943,095	0.2
923,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	876,767	0.2
643,000	Oracle Corp., 1.650%, 03/25/2026	582,590	0.1
313,000	Oracle Corp., 2.500%, 04/01/2025	298,076	0.0
633,000	Oracle Corp., 2.650%, 07/15/2026	583,852	0.1
682,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	657,982	0.1
780,000	VMware, Inc., 1.000%, 08/15/2024	747,338	0.1
421,000	VMware, Inc., 1.400%, 08/15/2026	371,513	0.1
290,000	Workday, Inc., 3.500%, 04/01/2027	270,701	0.0
		18,678,246	3.3
	Utilities: 3.9%
518,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	495,714	0.1
399,000	AES Corp., 1.375%, 01/15/2026	355,516	0.1
299,000 (1)	AES Corp., 3.300%, 07/15/2025	283,575	0.0
1,119,000	AES Corp., 5.450%, 06/01/2028	1,081,065	0.2
579,000	Alabama Power Co., 3.750%, 09/01/2027	547,422	0.1
607,000	Ameren Illinois Co., 3.800%, 05/15/2028	571,312	0.1
563,000	American Electric Power Co., Inc., 2.031%, 03/15/2024	552,584	0.1
551,000	American Electric Power Co., Inc. M, 0.750%, 11/01/2023	548,627	0.1
286,000 (1)	Aquarion Co., 4.000%, 08/15/2024	279,547	0.0
169,000	Arizona Public Service Co., 3.350%, 06/15/2024	165,684	0.0
551,000	Avangrid, Inc., 3.200%, 04/15/2025	526,986	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
403,000	Black Hills Corp., 1.037%, 08/23/2024	$385,360	0.1
315,000	Consumers Energy Co., 4.900%, 02/15/2029	308,172	0.1
582,000 (3)	DTE Energy Co., 4.220%, 11/01/2024	571,361	0.1
1,032,000 (1)	East Ohio Gas Co., 1.300%, 06/15/2025	956,032	0.2
697,000 (1)	Enel Finance International NV, 6.800%, 10/14/2025	705,372	0.1
927,000	Entergy Corp., 0.900%, 09/15/2025	842,214	0.1
438,000	Eversource Energy, 2.900%, 03/01/2027	400,268	0.1
713,000	Eversource Energy, 4.750%, 05/15/2026	697,321	0.1
306,000	Florida Power & Light Co., 4.400%, 05/15/2028	295,271	0.1
1,238,000	Florida Power & Light Co., 4.450%, 05/15/2026	1,211,934	0.2
369,000	Interstate Power and Light Co., 3.250%, 12/01/2024	357,641	0.1
351,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	342,930	0.1
417,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.875%, 02/07/2025	396,288	0.1
392,000 (1)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	388,935	0.1
516,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	457,233	0.1
446,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	377,724	0.1
464,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	447,485	0.1
257,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	248,910	0.0
621,000	NiSource, Inc., 0.950%, 08/15/2025	566,685	0.1
418,000 (1)	NRG Energy, Inc., 3.750%, 06/15/2024	409,445	0.1
660,967	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	616,348	0.1
200,000	Public Service Electric and Gas Co. I, I, 3.750%, 03/15/2024	198,046	0.0

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
647,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	$591,066	0.1
170,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	171,128	0.0
220,000	Sempra Energy, 5.400%, 08/01/2026	217,780	0.0
1,252,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	1,165,126	0.2
1,529,000	Southern Co. 21-A, 0.600%, 02/26/2024	1,496,378	0.3
283,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	266,242	0.0
351,000 (1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	339,131	0.1
23,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	19,516	0.0
815,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	798,626	0.1
51,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	50,281	0.0
71,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	69,858	0.0
		21,774,139	3.9
	Total Corporate Bonds/ Notes (Cost $225,663,570)	218,837,937	38.8

U.S. TREASURY OBLIGATIONS: 30.9%

	United States Treasury Notes: 30.9%
81,152,000	2.125%, 09/30/2024	78,556,382	13.9
1,997,100	4.375%, 08/31/2028	1,977,441	0.4
1,299,000	4.500%, 09/30/2028	1,299,913	0.2
53,296,000	4.625%, 09/15/2026	53,037,848	9.4
1,977,500 (2)	5.000%, 08/31/2025	1,973,638	0.3
37,825,000	5.125%, 09/30/2025	37,791,017	6.7
		174,636,239	30.9
	Total U.S. Treasury Obligations
	(Cost $174,844,217)	174,636,239	30.9
ASSET-BACKED SECURITIES: 15.3%
	Automobile Asset-Backed Securities: 4.2%
750,000	Americredit Automobile Receivables Trust 2023-1 A3, 5.620%, 11/18/2027	747,757	0.1
253,825	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	250,497	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
59,442	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	$59,252	0.0
815,203	AmeriCredit Automobile Receivables Trust 2021-3 A3, 0.760%, 08/18/2026	790,957	0.1
700,000	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	652,086	0.1
2,850,000	Carmax Auto Owner Trust 2023-3 B, 5.470%, 02/15/2029	2,816,304	0.5
150,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	138,337	0.0
300,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	274,417	0.1
700,000	Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	681,081	0.1
1,650,000 (1)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	1,650,666	0.3
45,338	Exeter Automobile Receivables Trust 2021-3A B, 0.690%, 01/15/2026	45,244	0.0
900,000	Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	828,139	0.2
450,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	445,676	0.1
400,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	396,407	0.1
550,000	GM Financial Consumer Automobile Receivables Trust 2023-1 A3, 4.660%, 02/16/2028	540,347	0.1
1,750,000	GM Financial Consumer Automobile Receivables Trust 2023-3 A4, 5.340%, 12/18/2028	1,751,417	0.3
2,600,000 (1)	GM Financial Revolving Receivables Trust 2021-1 A, 1.170%, 06/12/2034	2,290,735	0.4
1,050,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	950,126	0.2

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
225,403 (1)	JPMorgan Chase Bank NA -CACLN 2021-3 B, 0.760%, 02/26/2029	$215,591	0.0
1,600,000	Nissan Auto Lease Trust 2023-B A4, 5.610%, 11/15/2027	1,597,787	0.3
1,082,025 (1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	1,060,817	0.2
1,250,000 (1)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	1,227,569	0.2
2,600,000	Santander Drive Auto Receivables Trust 2023-3 B, 5.610%, 07/17/2028	2,578,033	0.5
1,800,000 (1)	Tesla Auto Lease Trust 2023-A A3, 5.890%, 06/22/2026	1,794,139	0.3
		23,783,381	4.2
	Credit Card Asset-Backed Securities: 0.1%
800,000 (1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	777,385	0.1

	Other Asset-Backed Securities: 9.4%
550,000 (1)(3)	AB BSL CLO 4 Ltd. 2023-4A A, 6.957%, (TSFR3M + 2.000%), 04/20/2036	551,266	0.1
2,000,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.797%, (TSFR1M + 1.464%), 11/15/2036	1,987,212	0.3
400,000 (1)(3)	ARES XLVI CLO Ltd. 2017-46A A2, 6.800%, (TSFR3M + 1.492%), 01/15/2030	395,023	0.1
1,900,000 (1)(3)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 6.988%, (TSFR3M + 1.662%), 10/20/2034	1,870,212	0.3
500,000 (1)(3)	Barings Clo Ltd. 2019-4A A1, 6.900%, (TSFR3M + 1.592%), 01/15/2033	500,374	0.1
250,000 (1)(3)	Barings CLO Ltd. 2017-1A A2, 6.922%, (TSFR3M + 1.612%), 07/18/2029	248,406	0.0
2,000,000 (1)(3)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 6.740%, (TSFR3M + 1.432%), 07/15/2034	1,986,342	0.3

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,500,000 (1)(3)	BlueMountain CLO XXXII Ltd. 2021-32A A, 6.740%, (TSFR3M + 1.432%), 10/15/2034	$2,469,610	0.4
4,000,000 (1)(3)	BRSP Ltd. 2021-FL1 B, 7.342%, (TSFR1M + 2.014%), 08/19/2038	3,758,855	0.7
450,000 (1)(3)	Carlyle US Clo Ltd. 2017-2A AJR, 6.988%, (TSFR3M + 1.662%), 07/20/2031	445,188	0.1
800,000 (1)(3)	CARLYLE US CLO Ltd. 2021-4A A2, 6.988%, (TSFR3M + 1.662%), 04/20/2034	791,297	0.1
250,000 (1)(3)	CIFC Funding Ltd. 2019-6A A2, 7.320%, (TSFR3M + 2.012%), 01/16/2033	250,125	0.0
1,840,830	CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	1,765,079	0.3
573,279	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	548,779	0.1
181,581 (1)(3)	Deer Creek Clo Ltd. 2017-1A A, 6.768%, (TSFR3M + 1.442%), 10/20/2030	181,349	0.0
1,750,000 (1)	DLLAA LLC 2023-1A A3, 5.640%, 02/22/2028	1,749,510	0.3
334,969 (1)(3)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 6.833%, (TSFR3M + 1.462%), 08/15/2030	334,650	0.1
250,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.838%, (TSFR3M + 1.512%), 01/20/2030	245,723	0.0
157,946 (1)(3)	Elevation CLO Ltd. 2014-2A A1R, 6.800%, (TSFR3M + 1.492%), 10/15/2029	157,728	0.0
400,000 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 7.013%, (SOFR30A + 1.700%), 04/20/2037	398,117	0.1
1,845,783	John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	1,783,310	0.3
450,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	423,540	0.1
2,117,768 (1)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	2,038,766	0.4
1,100,000 (1)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,083,884	0.2

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,720,043 (1)(3)	LCM 26 Ltd. 26A A1, 6.658%, (TSFR3M + 1.332%), 01/20/2031	$1,716,561	0.3
2,750,000 (1)(3)	Magnetite XXVI Ltd. 2020-26A A2R, 7.013%, (TSFR3M + 1.662%), 07/25/2034	2,724,395	0.5
500,000 (1)(3)	Marble Point CLO XIV Ltd. 2018-2A A1R, 6.868%, (TSFR3M + 1.542%), 01/20/2032	497,506	0.1
1,575,000 (1)(3)	MF1 Ltd. 2021-FL6 C, 7.295%, (TSFR1M + 1.964%), 07/16/2036	1,506,438	0.3
1,000,000 (1)(3)	MF1 Ltd. 2022-FL8 A, 6.677%, (TSFR1M + 1.350%), 02/19/2037	988,659	0.2
340,000 (1)(3)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 6.922%, (TSFR3M + 1.602%), 01/19/2033	339,911	0.1
1,550,000 (1)(3)	OCP CLO Ltd. 2020-19A AR, 6.738%, (TSFR3M + 1.412%), 10/20/2034	1,536,366	0.3
300,000 (1)(3)	Octagon 61 Ltd. 2023-2A A, 6.919%, (TSFR3M + 1.850%), 04/20/2036	300,086	0.1
250,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.932%, (TSFR3M + 1.612%), 07/19/2030	247,357	0.0
600,000 (1)(3)	Octagon Loan Funding Ltd. 2014-1A ARR, 6.821%, (TSFR3M + 1.442%), 11/18/2031	598,898	0.1
3,700,000 (1)(3)	OHA Credit Partners XIII Ltd. 2016-13A AR, 6.765%, (TSFR3M + 1.432%), 10/25/2034	3,684,182	0.6
3,000,000 (1)(3)	OHA Credit Partners XVI 2021-16A A, 6.722%, (TSFR3M + 1.412%), 10/18/2034	2,994,477	0.5
500,000 (1)(3)	OHA Loan Funding Ltd. 2015-1A AR3, 6.732%, (TSFR3M + 1.412%), 01/19/2037	497,383	0.1
394,174 (1)(3)	Palmer Square CLO Ltd. 2015-2A A1R2, 6.688%, (TSFR3M + 1.362%), 07/20/2030	393,631	0.1
1,650,000 (1)(3)	Palmer Square CLO Ltd. 2019-1A A1R, 6.781%, (TSFR3M + 1.412%), 11/14/2034	1,646,103	0.3

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
350,000 (1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	$333,883	0.1
600,000 (1)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	581,968	0.1
950,000 (1)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	943,442	0.2
750,000 (1)(3)	Rad CLO 6 Ltd. 2019-6A A1, 6.968%, (TSFR3M + 1.642%), 01/20/2033	750,371	0.1
500,000 (1)(3)	Rad CLO 7 Ltd. 2020-7A A1, 6.770%, (TSFR3M + 1.462%), 04/17/2033	498,214	0.1
410,000 (1)(3)	Sound Point CLO XXV Ltd. 2019-4A A1R, 6.631%, (TSFR3M + 1.280%), 04/25/2033	401,758	0.1
500,000 (1)(3)	THL Credit Wind River CLO Ltd. 2019-1A AR, 6.748%, (TSFR3M + 1.422%), 07/20/2034	494,403	0.1
1,650,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	1,564,588	0.3
300,000 (1)(3)	Wellman Park CLO Ltd. 2021-1A A, 6.670%, (TSFR3M + 1.362%), 07/15/2034	297,749	0.1
1,250,000 (1)(3)	Wind River CLO Ltd. 2022-1A A, 6.856%, (TSFR3M + 1.530%), 07/20/2035	1,236,785	0.2
		52,739,459	9.4
	Student Loan Asset-Backed Securities: 1.6%
2,181,933 (1)	Commonbond Student Loan Trust-GS 2019-AGS A1, 2.540%, 01/25/2047	1,906,495	0.4
14,597 (1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	14,456	0.0
193,436 (1)(3)	Navient Private Education Loan Trust 2014-AA A3, 7.047%, (TSFR1M + 1.714%), 10/15/2031	193,814	0.0
175,811 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	161,387	0.0
55,048 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	48,759	0.0

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
98,910 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	$85,639	0.0
1,480,712 (1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,240,636	0.2
352,066 (1)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	293,825	0.1
3,016,896 (1)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	2,958,157	0.5
292,002 (1)	Sofi Professional Loan Program LLC 2018-A A2B, 2.950%, 02/25/2042	281,868	0.1
407,029 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	335,037	0.1
1,601,832 (1)	SOFI PROFESSIONAL LOAN PROGRAM TRUST 2021-A AFX, 1.030%, 08/17/2043	1,340,535	0.2
		8,860,608	1.6
	Total Asset-Backed Securities (Cost $88,051,157)	86,160,833	15.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.4%
1,500,000 (1)(3)	AREIT LLC 2023-CRE8 A, 7.442%, (TSFR1M + 2.112%), 02/17/2028	1,500,124	0.3
604,500 (1)(3)	AREIT Trust 2019-CRE3 C, 7.347%, (TSFR1M + 2.014%), 09/14/2036	579,631	0.1
4,000,000 (1)(3)	BBCMS Mortgage Trust 2021-AGW E, 8.596%, (TSFR1M + 3.264%), 06/15/2036	3,431,572	0.6
2,917,000 (1)(3)	BHMS 2018-ATLS C, 7.529%, (TSFR1M + 2.197%), 07/15/2035	2,800,735	0.5
343,613 (1)(3)	BX 2021-MFM1 B, 6.396%, (TSFR1M + 1.064%), 01/15/2034	337,269	0.1
1,550,000 (1)(3)	BX Trust 2021-ARIA C, 7.092%, (TSFR1M + 1.760%), 10/15/2036	1,496,137	0.3
1,000,000 (1)(3)	BX Trust 2021-LGCY A, 5.952%, (TSFR1M + 0.620%), 10/15/2036	974,516	0.2
1,312,148 (1)(3)	BX Trust 2022-PSB A, 7.783%, (TSFR1M + 2.451%), 08/15/2039	1,313,427	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
94,601 (1)(3)	COMM Mortgage Trust 2013-CR10 E, 4.508%, 08/10/2046	$81,120	0.0
89,746 (1)(3)	COMM Mortgage Trust 2013-CR11 C, 4.828%, 08/10/2050	86,908	0.0
1,300,000	COMM Mortgage Trust 2015-CR26 A4, 3.630%, 10/10/2048	1,233,877	0.2
800,000 (1)(3)	CSWF 2021-SOP2 D, 7.764%, (TSFR1M + 2.431%), 06/15/2034	654,255	0.1
2,070,015	DBJPM Mortgage Trust 2017-C6 A3, 3.269%, 06/10/2050	1,983,260	0.4
4,000,000 (1)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	3,994,928	0.7
1,088,308 (1)(3)	Extended Stay America Trust 2021-ESH A, 6.526%, (TSFR1M + 1.194%), 07/15/2038	1,080,123	0.2
710,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	483,176	0.1
4,191	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	4,141	0.0
493	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	491	0.0
54,277	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	51,083	0.0
10,889	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	10,627	0.0
744	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	740	0.0
3,967	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	3,911	0.0
31,461	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	30,520	0.0
24,911	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	24,379	0.0
7,194	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	7,041	0.0
1,039,000 (1)(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	984,775	0.2
1,070,000 (1)(3)	GS Mortgage Securities Corp. Trust 2019-70P C, 6.947%, (TSFR1M + 1.614%), 10/15/2036	980,062	0.2
190,000 (1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	158,852	0.0
330,000 (1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	309,112	0.1

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)(3)	ILPT Commercial Mortgage Trust 2022-LPF2 A, 7.577%, (TSFR1M + 2.245%), 10/15/2039	$1,999,000	0.4
129,748 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.250%, 12/15/2047	113,897	0.0
360,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	291,600	0.1
100,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	61,145	0.0
1,100,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.171%, 11/15/2045	974,713	0.2
1,000,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	666,497	0.1
820,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.781%, 04/15/2047	778,666	0.1
2,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 6.627%, (TSFR1M + 1.295%), 05/15/2039	1,966,755	0.3
1,000,000 (1)(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.760%, 03/10/2049	678,034	0.1
2,239,253 (1)(3)	Med Trust 2021-MDLN A, 6.396%, (TSFR1M + 1.064%), 11/15/2038	2,186,035	0.4
170,592	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	166,443	0.0
753,944 (1)(3)	MSCG Trust 2018-SELF D, 7.030%, (TSFR1M + 1.697%), 10/15/2037	745,467	0.1
1,200,000 (1)(3)	PFP Ltd. 2023-10 A, 7.696%, (TSFR1M + 2.365%), 09/16/2038	1,202,664	0.2
2,000,000 (1)(3)	SMRT 2022-MINI F, 8.683%, (TSFR1M + 3.350%), 01/15/2039	1,850,442	0.3
1,085,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	1,006,227	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	$2,440,558	0.4
	Total Commercial Mortgage-Backed Securities (Cost $43,672,707)	41,724,935	7.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1M2, 6.865%, (SOFR30A + 1.550%), 10/25/2041	998,805	0.2
71,427	Fannie Mae Interest Strip 404 8, 3.000%, 05/25/2040	63,354	0.0
10,740	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	10,461	0.0
312,291	Fannie Mae REMIC Trust 2013-114 NA, 3.000%, 08/25/2032	300,003	0.1
102,232	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	102,434	0.0
863,949 (3)	Freddie Mac REMIC Trust 3049 XF, 5.778%, (SOFR30A + 0.464%), 05/15/2033	850,374	0.2
3,825,410 (3)	Freddie Mac REMIC Trust 3114 PF, 5.828%, (SOFR30A + 0.514%), 02/15/2036	3,757,117	0.7
5,808,776 (3)	Freddie Mac REMIC Trust 3136 FA, 5.978%, (SOFR30A + 0.664%), 04/15/2036	5,731,712	1.0
435,467 (3)	Freddie Mac REMIC Trust 3255 FA, 5.708%, (SOFR30A + 0.394%), 12/15/2036	424,775	0.1
24,811 (3)	Freddie Mac REMIC Trust 3747 FA, 5.928%, (SOFR30A + 0.614%), 10/15/2040	24,375	0.0
195,324 (1)(3)	Freddie Mac STACR REMIC Trust 2020-HQA5 M2, 7.915%, (SOFR30A + 2.600%), 11/25/2050	197,725	0.0
1,285,416 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 7.565%, (SOFR30A + 2.250%), 08/25/2033	1,279,692	0.2
1,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.715%, (SOFR30A + 2.400%), 02/25/2042	1,510,465	0.3

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
735,993 (1)(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.615%, (SOFR30A + 2.300%), 08/25/2033	$742,429	0.1
260,636 (3)	Ginnie Mae 2010-H03 FA, 5.993%, (TSFR1M + 0.664%), 03/20/2060	259,748	0.0
23,566 (3)	Ginnie Mae 2010-H10 FC, 6.443%, (TSFR1M + 1.114%), 05/20/2060	23,606	0.0
1,621,467 (3)	Ginnie Mae 2010-H11 FA, 6.443%, (TSFR1M + 1.114%), 06/20/2060	1,624,658	0.3
165,138 (3)	Ginnie Mae 2011-H03 FA, 5.932%, (TSFR1M + 0.614%), 01/20/2061	164,413	0.0
48,928 (3)	Ginnie Mae 2011-H05 FA, 5.932%, (TSFR1M + 0.614%), 12/20/2060	48,730	0.0
84,207 (3)	Ginnie Mae 2011-H05 FB, 5.932%, (TSFR1M + 0.614%), 12/20/2060	83,818	0.0
394,212 (3)	Ginnie Mae 2011-H06 FA, 5.882%, (TSFR1M + 0.564%), 02/20/2061	392,184	0.1
35,763 (3)	Ginnie Mae 2011-H07 FA, 5.932%, (TSFR1M + 0.614%), 02/20/2061	35,600	0.0
89,114 (3)	Ginnie Mae 2011-H08 FD, 5.932%, (TSFR1M + 0.614%), 02/20/2061	88,731	0.0
358,160 (3)	Ginnie Mae 2011-H08 FG, 5.912%, (TSFR1M + 0.594%), 03/20/2061	356,662	0.1
431,336 (3)	Ginnie Mae 2011-H09 AF, 5.932%, (TSFR1M + 0.614%), 03/20/2061	429,661	0.1
31,873 (3)	Ginnie Mae 2011-H11 FB, 5.932%, (TSFR1M + 0.614%), 04/20/2061	31,740	0.0
100,050 (3)	Ginnie Mae 2012-H18 NA, 5.952%, (TSFR1M + 0.634%), 08/20/2062	99,578	0.0
570,145 (3)	Ginnie Mae 2012-H23 WA, 5.952%, (TSFR1M + 0.634%), 10/20/2062	567,495	0.1
296,327	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	269,171	0.1
178,178 (3)	Ginnie Mae 2014-53 JM, 6.997%, 04/20/2039	182,463	0.0
3,592,539 (3)	Ginnie Mae 2015-H32 FH, 6.092%, (TSFR1M + 0.774%), 12/20/2065	3,582,245	0.6
3,353,789 (3)	Ginnie Mae 2016-H16 FE, 6.105%, (TSFR12M + 1.095%), 06/20/2066	3,333,604	0.6
1,122,128 (3)	Ginnie Mae 2017-H06 FE, 5.982%, (TSFR1M + 0.664%), 02/20/2067	1,117,024	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
832,961 (3)	Ginnie Mae 2017-H07 FG, 5.892%, (TSFR1M + 0.574%), 02/20/2067	$828,633	0.2
1,986,938	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	1,952,542	0.3
1,013,547 (1)(3)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	748,416	0.1
1,203,378	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	1,112,635	0.2
	Total Collateralized Mortgage Obligations
	(Cost $33,535,675)	33,327,078	5.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal Home Loan Mortgage Corporation: 0.0%(5)
11,278	5.500%, 01/01/2037	10,945	0.0
17,579	5.500%, 08/01/2038	17,054	0.0
5,306	5.500%, 10/01/2038	5,147	0.0
113,002	5.500%, 11/01/2038	112,963	0.0
94,925	5.500%, 02/01/2039	92,096	0.0
		238,205	0.0
	Uniform Mortgage-Backed Securities: 0.0%
2,777	5.000%, 03/01/2027	2,713	0.0
83,244	5.000%, 05/01/2042	81,511	0.0
		84,224	0.0
	Total U.S. Government Agency Obligations (Cost $348,487)	322,429	0.0
	Total Long-Term Investments (Cost $566,115,813)	555,009,451	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Commercial Paper: 6.0%
2,000,000	AT&T, Inc., 5.960%, 02/21/2024	1,954,019	0.3
500,000	Cigna Group, 5.850%, 01/03/2024	492,505	0.1
1,550,000	Entergy Corp., 5.910%, 10/18/2023	1,545,496	0.3
10,000,000	Entergy Corp., 8.210%, 10/02/2023	9,995,505	1.8
11,000,000	Exelon Corp., 8.250%, 10/02/2023	10,995,028	1.9
3,000,000	Mondelez International, Inc., 8.250%, 10/02/2023	2,998,644	0.5

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
6,000,000	Waste Management, Inc., 8.250%, 10/02/2023	$5,997,288	1.1
	Total Commercial Paper (Cost $33,988,186)	33,978,485	6.0
	Repurchase Agreements: 0.7%
1,000,000 (6)	Citigroup Global Markets Inc., Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.087%, Market Value plus accrued interest $1,020,000, due 08/05/25-05/20/72)	1,000,000	0.2
1,000,000 (6)	Daiwa Capital Markets, Repurchase Agreement dated 09/29/2023, 5.320%, due 10/02/2023 (Repurchase Amount $1,000,437, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,062, due 01/31/24-10/01/53)	1,000,000	0.2
1,000,000 (6)	National Bank Financial, Repurchase Agreement dated 09/29/2023, 5.340%, due 10/02/2023 (Repurchase Amount $1,000,439, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,000, due 10/02/23)	1,000,000	0.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
743,901 (6)	Nomura Securities, Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $744,225, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $758,779, due 10/01/27-09/01/53)	$743,901	0.1
	Total Repurchase Agreements (Cost $3,743,901)	3,743,901	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
6,463,000 (7)	Morgan Stanley Institutional Liquidity Funds -Government Portfolio (Institutional Share Class), 5.270% (Cost $6,463,000)	$6,463,000	1.1
	Total Short-Term Investments
	(Cost $44,195,087)	44,185,386	7.8
	Total Investments in Securities
	(Cost $610,310,900)	$599,194,837	106.1
	Liabilities in Excess of Other Assets	(34,569,371)	(6.1)
	Net Assets	$564,625,466	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2023.

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Investment Type Allocation
as of September 30, 2023
(as a percentage of net assets)

Corporate Bonds/Notes	38.8%
U.S. Treasury Obligations	30.9%
Asset-Backed Securities	15.3%
Commercial Mortgage-Backed Securities	7.4%
Commercial Paper	6.0%
Collateralized Mortgage Obligations	5.9%
Mutual Funds	1.1%
Repurchase Agreements	0.7%
U.S. Government Agency Obligations	0.0%
Liabilities in Excess of Other Assets	(6.1)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$218,837,937	$—	$218,837,937
U.S. Treasury Obligations	—	174,636,239	—	174,636,239
Asset-Backed Securities	—	86,160,833	—	86,160,833
Commercial Mortgage-Backed Securities	—	41,724,935	—	41,724,935
Collateralized Mortgage Obligations	—	33,327,078	—	33,327,078
U.S. Government Agency Obligations	—	322,429	—	322,429
Short-Term Investments	6,463,000	37,722,386	—	44,185,386
Total Investments, at fair value	$6,463,000	$592,731,837	$—	$599,194,837
Other Financial Instruments+
Futures	223,055	—	—	223,055
Total Assets	$6,686,055	$592,731,837	$—	$599,417,892
Liabilities Table
Other Financial Instruments+
Futures	$(422,976)	$—	$—	$(422,976)
Total Liabilities	$(422,976)	$—	$—	$(422,976)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	957	12/29/23	$193,994,367	$(422,976)
			$193,994,367	$(422,976)
Short Contracts:
U.S. Treasury 5-Year Note	(346)	12/29/23	(36,454,344)	223,055
			$(36,454,344)	$223,055

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

See Accompanying Notes to Financial Statements

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

The fair value of derivative instruments as of September 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$223,055
Total Asset Derivatives		$223,055

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$422,976
Total Liability Derivatives		$422,976

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,499,078)
Total	$(2,499,078)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,410,049)
Total	$(1,410,049)

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $769,783,144.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$97,660
Gross Unrealized Depreciation	(13,145,944)
Net Unrealized Depreciation	$(13,048,284)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.7%
199,215 (1)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.228%, 05/25/2036	$170,013	0.0
1,083,174 (1)(2)	Agate Bay Mortgage Trust 2015-2 B3, 3.609%, 03/25/2045	963,658	0.1
475,938 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.501%, 06/25/2045	350,030	0.0
1,531,863 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.657%, 12/25/2045	1,248,897	0.1
1,000,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.657%, 12/25/2045	675,423	0.1
1,137,085 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.759%, 03/25/2046	711,579	0.1
3,089,000 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,680,876	0.2
4,234,000 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	3,749,923	0.2
356,891 (1)	Alternative Loan Trust 2004-J7 M1, 4.574%, (TSFR1M + 1.134%), 10/25/2034	353,783	0.0
306,474 (1)	Alternative Loan Trust 2005-10CB 1A2, 5.500%, (TSFR1M + 0.564%), 05/25/2035	227,725	0.0
308,558	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	253,224	0.0
18,428 (1)	Alternative Loan Trust 2005-53T2 2A6, 5.934%, (TSFR1M + 0.614%), 11/25/2035	9,369	0.0
33,579	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	27,709	0.0
167,885 (1)	Alternative Loan Trust 2005-J2 1A12, 5.500%, (TSFR1M + 0.514%), 04/25/2035	128,724	0.0
30,520	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	15,293	0.0
466,983 (1)	Alternative Loan Trust 2006-18CB A10, 5.834%, (TSFR1M + 0.514%), 07/25/2036	196,315	0.0
110,453 (1)	Alternative Loan Trust 2006-19CB A12, 5.834%, (TSFR1M + 0.514%), 08/25/2036	53,249	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
467,744 (1)	Alternative Loan Trust 2006-19CB A28, 6.000%, (TSFR1M + 0.714%), 08/25/2036	$232,098	0.0
814,920	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	432,642	0.0
243,929 (1)	Alternative Loan Trust 2006-HY11 A1, 5.674%, (TSFR1M + 0.354%), 06/25/2036	215,558	0.0
815,973	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	471,797	0.0
119,965 (1)	Alternative Loan Trust 2007-2CB 2A1, 5.750%, (TSFR1M + 0.714%), 03/25/2037	50,460	0.0
167,831 (1)	Alternative Loan Trust 2007-HY8C A1, 5.754%, (TSFR1M + 0.434%), 09/25/2047	145,238	0.0
520,708 (1)	Alternative Loan Trust 2007-OA4 A1, 5.774%, (TSFR1M + 0.454%), 05/25/2047	440,024	0.0
444,275 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	404,110	0.0
280,282 (1)	Banc of America Funding Trust 2007-2 1A16, 6.000%, (TSFR1M + 0.714%), 03/25/2037	208,947	0.0
1,337,752 (1)	Banc of America Funding Trust 2007-C 7A1, 5.859%, (TSFR1M + 0.534%), 05/20/2047	1,189,798	0.1
114,562 (1)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.144%, 04/25/2035	111,414	0.0
380,297 (1)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.138%, 11/25/2036	213,977	0.0
530,967 (1)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.491%, 11/25/2036	273,609	0.0
80,147 (1)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.710%, 01/26/2036	58,395	0.0
956,070 (1)(2)	Bellemeade Re Ltd. 2019-1A M2, 8.134%, (US0001M + 2.700%), 03/25/2029	963,093	0.1
2,100,000 (1)(2)	Bellemeade RE Ltd. 2021-3A M1C, 6.865%, (SOFR30A + 1.550%), 09/25/2031	2,072,796	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
917,123 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B2, 3.892%, 03/25/2050	$762,530	0.1
1,193,012 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.892%, 03/25/2050	951,264	0.1
127,638 (1)(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	109,951	0.0
291,106 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.214%, 09/25/2036	255,566	0.0
38,729 (1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.861%, 11/25/2034	34,712	0.0
235,343 (1)	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 7.873%, (TSFR12M + 2.465%), 02/20/2036	209,443	0.0
1,800,936 (1)(2)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	1,594,945	0.1
131,665 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	121,462	0.0
161,110 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	146,723	0.0
162,707 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	140,403	0.0
244,060 (1)(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	211,175	0.0
1,579,065 (1)(2)	CIM Trust 2019-J1 B3, 3.942%, 08/25/2049	1,315,470	0.1
2,950,803 (1)(2)	CIM Trust 2019-J2 B2, 3.770%, 10/25/2049	2,426,563	0.2
1,854,593 (1)(2)	CIM Trust 2019-J2 B3, 3.770%, 10/25/2049	1,498,448	0.1
1,208,691 (1)(2)	CIM Trust 2020-J2 B3, 2.759%, 01/25/2051	852,377	0.1
1,799,471 (1)(2)	CIM Trust 2021-J3 B3, 2.617%, 06/25/2051	1,198,111	0.1
373,593	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	316,783	0.0
69,885 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.442%, 03/25/2036	54,045	0.0
31,532 (1)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.107%, 11/25/2036	26,825	0.0
160,943 (1)(2)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	150,582	0.0
56,750 (1)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 5.913%, 08/25/2035	55,762	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
216,434	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	$211,794	0.0
768,598 (1)(2)	Connecticut Avenue Securities Trust 2019-R05 1B1, 9.529%, (SOFR30A + 4.214%), 07/25/2039	794,882	0.1
1,289,745 (1)(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 7.429%, (SOFR30A + 2.114%), 01/25/2040	1,293,954	0.1
1,700,000 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	1,773,738	0.1
287,488	CSMC Mortgage-Backed Trust 2007-2 3A6, 5.400%, 03/25/2037	150,005	0.0
419,945 (1)(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	366,428	0.0
275,001 (1)(2)	CSMC Trust 2017-HL1 A12, 3.500%, 06/25/2047	232,938	0.0
1,597,505 (1)(2)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	1,452,690	0.1
2,969,575 (1)(2)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	1,446,627	0.1
5,704,834 (2)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	5,250,765	0.3
369,536 (1)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 A1, 5.734%, (TSFR1M + 0.414%), 04/25/2037	247,132	0.0
79,768 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.052%, 06/27/2037	69,640	0.0
873,378 (1)(2)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	806,072	0.1
289,987 (1)(2)	Fannie Mae Connecticut Avenue Securities 2019-R01 2M2, 7.879%, (SOFR30A + 2.564%), 07/25/2031	291,129	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,966 (1)(2)	Fannie Mae Connecticut Avenue Securities 2019-R03 1M2, 7.579%, (SOFR30A + 2.264%), 09/25/2031	$6,966	0.0
102,963 (1)(2)	Fannie Mae Connecticut Avenue Securities 2019-R07 1M2, 7.529%, (SOFR30A + 2.214%), 10/25/2039	103,129	0.0
1,040,999 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R01 1M2, 7.479%, (SOFR30A + 2.164%), 01/25/2040	1,045,267	0.1
3,540,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.429%, (SOFR30A + 3.114%), 01/25/2040	3,547,611	0.2
3,898,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	4,071,073	0.3
750,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R04 1B1, 10.565%, (SOFR30A + 5.250%), 03/25/2042	799,824	0.1
397,744 (3)	Fannie Mae Interest Strip 343 6, 5.000%, 10/25/2033	60,470	0.0
16,866,991 (3)	Fannie Mae Interest Strip 427 C18, 3.500%, 03/25/2039	2,444,752	0.2
30,505,350 (3)	Fannie Mae Interest Strip 427 C38, 3.000%, 04/25/2049	5,672,879	0.4
75,574 (1)(3)	Fannie Mae REMIC Trust 2000-26 SP, 3.071%, (-1.000*SOFR30A + 8.386%), 08/25/2030	4,233	0.0
82,351 (1)(3)	Fannie Mae REMIC Trust 2002-13 SR, 1.171%, (-1.000*SOFR30A + 6.486%), 03/25/2032	2,687	0.0
1,014,299 (1)(3)	Fannie Mae REMIC Trust 2004-53 UC, 2.121%, (-1.000*SOFR30A + 7.436%), 07/25/2034	97,791	0.0
81,110 (1)(3)	Fannie Mae REMIC Trust 2004-64 SW, 1.621%, (-1.000*SOFR30A + 6.936%), 08/25/2034	4,687	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
38,589 (1)(3)	Fannie Mae REMIC Trust 2004-66 SE, 1.071%, (-1.000*SOFR30A + 6.386%), 09/25/2034	$1,944	0.0
611,434 (1)(3)	Fannie Mae REMIC Trust 2005-59 NS, 1.321%, (-1.000*SOFR30A + 6.636%), 05/25/2035	14,009	0.0
294,147 (1)	Fannie Mae REMIC Trust 2006-11 FA, 5.729%, (SOFR30A + 0.414%), 03/25/2036	289,688	0.0
94,975 (1)	Fannie Mae REMIC Trust 2006-46 SP, 4.292%, (-1.000*SOFR30A + 23.780%), 06/25/2036	101,499	0.0
351,427 (1)(3)	Fannie Mae REMIC Trust 2007-18 BS, 1.171%, (-1.000*SOFR30A + 6.486%), 06/25/2035	23,495	0.0
3,057,902 (1)(3)	Fannie Mae REMIC Trust 2007-22 SD, 0.971%, (-1.000*SOFR30A + 6.286%), 03/25/2037	223,278	0.0
1,713,154 (1)(3)	Fannie Mae REMIC Trust 2007-55 S, 1.331%, (-1.000*SOFR30A + 6.646%), 06/25/2037	124,066	0.0
1,371,081 (1)(3)	Fannie Mae REMIC Trust 2008-94 SI, 0.071%, (-1.000*SOFR30A + 5.386%), 04/25/2036	69,151	0.0
200,078 (1)(3)	Fannie Mae REMIC Trust 2009-25 SN, 1.121%, (-1.000*SOFR30A + 6.436%), 04/25/2039	15,098	0.0
847,504 (1)(3)	Fannie Mae REMIC Trust 2009-70 PS, 1.321%, (-1.000*SOFR30A + 6.636%), 01/25/2037	68,015	0.0
142,313 (1)	Fannie Mae REMIC Trust 2010-15 FD, 6.169%, (SOFR30A + 0.854%), 03/25/2040	141,807	0.0
365,229 (1)	Fannie Mae REMIC Trust 2011-47 GF, 5.999%, (SOFR30A + 0.684%), 06/25/2041	359,801	0.0
42,628 (1)	Fannie Mae REMIC Trust 2012-10 UF, 5.979%, (SOFR30A + 0.664%), 02/25/2042	41,892	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,916,751 (3)	Fannie Mae REMIC Trust 2012-111 UI, 3.000%, 10/25/2027	$261,390	0.0
574,226 (3)	Fannie Mae REMIC Trust 2012-121 DI, 2.500%, 11/25/2027	18,528	0.0
5,590,497 (3)	Fannie Mae REMIC Trust 2012-128 KI, 3.000%, 11/25/2027	223,152	0.0
6,791,424 (1)(3)	Fannie Mae REMIC Trust 2012-133 NS, 0.721%, (-1.000*SOFR30A + 6.036%), 12/25/2042	574,464	0.0
1,260,769 (3)	Fannie Mae REMIC Trust 2012-148 IB, 3.500%, 01/25/2028	52,986	0.0
3,764,550 (1)(3)	Fannie Mae REMIC Trust 2012-150 PS, 0.721%, (-1.000*SOFR30A + 6.036%), 01/25/2043	294,636	0.0
8,297,815 (1)(3)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*SOFR30A + 5.936%), 06/25/2042	17,629	0.0
146,974 (1)(3)	Fannie Mae REMIC Trust 2012-84 KI, 6.000%, (SOFR30A + 6.000%), 08/25/2042	26,577	0.0
291,837 (3)	Fannie Mae REMIC Trust 2012-93 IL, 3.000%, 09/25/2027	10,181	0.0
5,916,693 (3)	Fannie Mae REMIC Trust 2013-1 LI, 2.500%, 02/25/2028	206,369	0.0
147,642 (1)(3)	Fannie Mae REMIC Trust 2013-116 SC, 0.771%, (-1.000*SOFR30A + 6.086%), 04/25/2033	1,271	0.0
1,407,851 (3)	Fannie Mae REMIC Trust 2013-137 PI, 5.000%, 10/25/2041	281,972	0.0
6,459,538 (1)(3)	Fannie Mae REMIC Trust 2013-19 JS, 0.771%, (-1.000*SOFR30A + 6.086%), 10/25/2041	247,206	0.0
1,189,980 (3)	Fannie Mae REMIC Trust 2013-2 NI, 4.000%, 02/25/2043	172,560	0.0
2,361,765 (3)	Fannie Mae REMIC Trust 2013-21 KI, 3.000%, 03/25/2028	87,749	0.0
3,658,526 (3)	Fannie Mae REMIC Trust 2013-32 EI, 2.500%, 04/25/2033	262,520	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
892,597 (3)	Fannie Mae REMIC Trust 2013-41 BI, 3.000%, 05/25/2028	$38,098	0.0
1,871,194 (3)	Fannie Mae REMIC Trust 2013-67 AI, 3.000%, 07/25/2028	69,701	0.0
1,141,280 (3)	Fannie Mae REMIC Trust 2013-69 PI, 3.000%, 04/25/2033	72,212	0.0
2,796,062 (1)(3)	Fannie Mae REMIC Trust 2013-97 JS, 0.721%, (-1.000*SOFR30A + 6.036%), 04/25/2038	158,515	0.0
8,104,075 (3)	Fannie Mae REMIC Trust 2015-40 AI, 6.000%, 05/25/2037	1,505,774	0.1
5,650,099 (1)(3)	Fannie Mae REMIC Trust 2016-19 SB, 0.671%, (-1.000*SOFR30A + 5.986%), 04/25/2046	298,135	0.0
1,827,675 (3)	Fannie Mae REMIC Trust 2016-4 BI, 4.000%, 02/25/2046	333,980	0.0
1,261,448 (3)	Fannie Mae REMIC Trust 2016-61 PI, 4.500%, 01/25/2046	218,022	0.0
13,139,145 (1)(3)	Fannie Mae REMIC Trust 2017-16 SG, 0.621%, (-1.000*SOFR30A + 5.936%), 03/25/2047	1,106,478	0.1
26,549,844 (1)(3)	Fannie Mae REMIC Trust 2018-86 US, 0.771%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,495,824	0.1
8,679,363 (3)	Fannie Mae REMIC Trust 2019-15 AI, 4.000%, 04/25/2059	1,739,370	0.1
13,210,381 (1)(3)	Fannie Mae REMIC Trust 2019-17 SA, 0.671%, (-1.000*SOFR30A + 5.986%), 04/25/2049	765,425	0.1
11,625,448 (1)(3)	Fannie Mae REMIC Trust 2019-8 SB, 0.671%, (-1.000*SOFR30A + 5.986%), 03/25/2049	673,069	0.1
12,724,520 (3)	Fannie Mae REMIC Trust 2020-47 PI, 4.000%, 07/25/2050	2,684,445	0.2
18,871,029 (1)(3)	Fannie Mae REMIC Trust 2020-49 SB, 0.671%, (-1.000*SOFR30A + 5.986%), 07/25/2050	2,082,390	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,925,765 (3)	Fannie Mae REMIC Trust 2020-52 AI, 4.000%, 08/25/2050	$2,375,674	0.2
38,665,825 (3)	Fannie Mae REMIC Trust 2020-64 IO, 3.000%, 09/25/2050	6,948,805	0.5
21,105,574 (3)	Fannie Mae REMIC Trust 2020-65 CI, 4.000%, 09/25/2050	3,762,860	0.2
21,557,920 (3)	Fannie Mae REMIC Trust 2020-67 JI, 4.000%, 09/25/2050	4,311,759	0.3
16,396,196 (3)	Fannie Mae REMIC Trust 2021-18 IY, 4.500%, 08/25/2049	4,037,911	0.3
18,727,007 (3)	Fannie Mae REMIC Trust 2021-2 PI, 2.000%, 02/25/2051	1,850,408	0.1
20,337,719 (3)	Fannie Mae REMIC Trust 2021-28 GI, 4.000%, 05/25/2051	4,130,054	0.3
38,101,579 (3)	Fannie Mae REMIC Trust 2021-65 KI, 3.500%, 10/25/2051	6,645,529	0.4
63,213	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	26,008	0.0
162,350 (1)(2)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	143,297	0.0
593,926 (1)(2)	Flagstar Mortgage Trust 2018-1 B3, 3.941%, 03/25/2048	493,499	0.0
740,262 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	664,850	0.0
3,533,955 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.181%, 07/25/2048	3,055,739	0.2
893,990 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.455%, 09/25/2048	764,656	0.1
235,943 (1)(2)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	208,087	0.0
3,366,699 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.919%, 10/25/2048	3,057,912	0.2
1,378,039 (1)(2)	Flagstar Mortgage Trust 2019-2 B1, 4.030%, 12/25/2049	1,172,259	0.1
1,929,255 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.030%, 12/25/2049	1,633,788	0.1
3,265,734 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.209%, 03/25/2050	2,724,495	0.2
2,799,200 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.209%, 03/25/2050	2,319,505	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,609,091 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.780%, 04/25/2051	$2,537,511	0.2
1,134 (1)(3)	Freddie Mac REMIC Trust 2266 S, 3.122%, (-1.000*SOFR30A + 8.436%), 11/15/2030	32	0.0
95,721 (1)(3)	Freddie Mac REMIC Trust 2374 S, 2.672%, (-1.000*SOFR30A + 7.986%), 06/15/2031	7,416	0.0
48,806 (1)(3)	Freddie Mac REMIC Trust 2417 SY, 2.972%, (-1.000*SOFR30A + 8.286%), 12/15/2031	4,716	0.0
206,593 (1)(3)	Freddie Mac REMIC Trust 2525 SM, 2.572%, (-1.000*SOFR30A + 7.886%), 02/15/2032	18,339	0.0
94,448 (1)(3)	Freddie Mac REMIC Trust 2577 SA, 2.022%, (-1.000*SOFR30A + 7.336%), 02/15/2033	7,637	0.0
993,910 (1)(3)	Freddie Mac REMIC Trust 2781 SB, 1.722%, (-1.000*SOFR30A + 7.036%), 04/15/2034	75,257	0.0
208,920 (1)	Freddie Mac REMIC Trust 2921 PF, 5.778%, (SOFR30A + 0.464%), 01/15/2035	205,978	0.0
188,731 (1)(3)	Freddie Mac REMIC Trust 2981 CS, 1.292%, (-1.000*SOFR30A + 6.606%), 05/15/2035	9,881	0.0
45,475 (1)(3)	Freddie Mac REMIC Trust 2981 SU, 2.372%, (-1.000*SOFR30A + 7.686%), 05/15/2030	2,949	0.0
236,955 (1)(3)	Freddie Mac REMIC Trust 2989 HS, 1.722%, (-1.000*SOFR30A + 7.036%), 08/15/2034	30,312	0.0
100,247 (1)(3)	Freddie Mac REMIC Trust 3018 SM, 1.772%, (-1.000*SOFR30A + 7.086%), 08/15/2035	9,123	0.0
120,101 (1)	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-1.000*SOFR30A + 44.205%), 08/15/2035	116,157	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
355,425 (1)(3)	Freddie Mac REMIC Trust 3049 PI, 1.222%, (-1.000*SOFR30A + 6.536%), 10/15/2035	$26,585	0.0
2,481,934 (1)(3)	Freddie Mac REMIC Trust 3128 JI, 1.202%, (-1.000*SOFR30A + 6.516%), 03/15/2036	190,407	0.0
44,421 (4)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	35,302	0.0
1,201,651 (1)(3)	Freddie Mac REMIC Trust 3222 SN, 1.172%, (-1.000*SOFR30A + 6.486%), 09/15/2036	84,296	0.0
1,115,006 (1)(3)	Freddie Mac REMIC Trust 3298 S, 0.682%, (-1.000*SOFR30A + 5.996%), 04/15/2037	66,942	0.0
388,274 (1)(3)	Freddie Mac REMIC Trust 3523 SA, 0.572%, (-1.000*SOFR30A + 5.886%), 09/15/2036	20,592	0.0
353,539 (1)(3)	Freddie Mac REMIC Trust 3582 MS, 0.722%, (-1.000*SOFR30A + 6.036%), 10/15/2039	23,152	0.0
135,047 (1)(3)	Freddie Mac REMIC Trust 3624 TS, 0.116%, (-1.000*SOFR30A + 4.686%), 01/15/2040	2,995	0.0
498,007 (3)	Freddie Mac REMIC Trust 3688 BI, 5.000%, 07/15/2040	77,950	0.0
348,589 (1)	Freddie Mac REMIC Trust 3740 FB, 5.928%, (SOFR30A + 0.614%), 10/15/2040	339,349	0.0
1,706,880 (3)	Freddie Mac REMIC Trust 4097 IC, 2.500%, 08/15/2027	51,813	0.0
737,195 (3)	Freddie Mac REMIC Trust 4116 IL, 4.500%, 05/15/2042	83,665	0.0
5,861,361 (3)	Freddie Mac REMIC Trust 4120 TI, 2.500%, 10/15/2027	192,692	0.0
790,667 (3)	Freddie Mac REMIC Trust 4136 QI, 3.000%, 11/15/2032	37,873	0.0
535,557 (3)	Freddie Mac REMIC Trust 4143 IK, 4.000%, 10/15/2041	41,000	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,189,920 (1)(3)	Freddie Mac REMIC Trust 4146 SA, 0.722%, (-1.000*SOFR30A + 6.036%), 12/15/2042	$963,828	0.1
381,678 (3)	Freddie Mac REMIC Trust 4153 YI, 3.000%, 09/15/2042	9,412	0.0
1,630,149 (3)	Freddie Mac REMIC Trust 4157 IH, 3.500%, 01/15/2043	250,314	0.0
768,532 (3)	Freddie Mac REMIC Trust 4162 DI, 2.000%, 02/15/2028	20,622	0.0
2,823,861 (3)	Freddie Mac REMIC Trust 4182 IL, 3.000%, 03/15/2028	118,725	0.0
1,946,030 (3)	Freddie Mac REMIC Trust 4186 IA, 3.000%, 03/15/2033	167,561	0.0
89,378 (3)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	6,030	0.0
68,428 (3)	Freddie Mac REMIC Trust 4266 LI, 3.500%, 06/15/2028	293	0.0
22,381,917 (1)(3)	Freddie Mac REMIC Trust 4273 PS, 0.672%, (-1.000*SOFR30A + 5.986%), 11/15/2043	1,369,200	0.1
359,686 (3)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	38,321	0.0
1,551,720 (3)	Freddie Mac REMIC Trust 4290 EI, 5.000%, 12/15/2043	292,808	0.0
71,141 (3)	Freddie Mac REMIC Trust 4333 AI, 5.500%, 02/15/2044	11,653	0.0
1,634,045 (3)	Freddie Mac REMIC Trust 4494 LI, 5.000%, 12/15/2043	172,487	0.0
5,983,092 (1)(3)	Freddie Mac REMIC Trust 4618 SA, 0.572%, (-1.000*SOFR30A + 5.886%), 09/15/2046	514,007	0.0
1,488,126 (3)	Freddie Mac REMIC Trust 4625 BI, 3.500%, 06/15/2046	253,176	0.0
1,607,127 (3)	Freddie Mac REMIC Trust 4708 KI, 4.500%, 11/15/2046	251,905	0.0
11,358,566 (3)	Freddie Mac REMIC Trust 4813 IO, 5.500%, 08/15/2048	2,231,933	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,983,595 (1)(3)	Freddie Mac REMIC Trust 4903 NS, 0.671%, (-1.000*SOFR30A + 5.986%), 08/25/2049	$1,630,047	0.1
10,985,003 (1)(3)	Freddie Mac REMIC Trust 4909 SJ, 0.621%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,080,030	0.1
4,398,268 (1)(3)	Freddie Mac REMIC Trust 4910 SD, 0.622%, (-1.000*SOFR30A + 5.936%), 06/15/2049	414,015	0.0
13,787,721 (1)(3)	Freddie Mac REMIC Trust 4910 SH, 0.621%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,335,873	0.1
18,260,059 (1)(3)	Freddie Mac REMIC Trust 4924 SY, 0.621%, (-1.000*SOFR30A + 5.936%), 10/25/2049	1,878,721	0.1
12,939,021 (3)	Freddie Mac REMIC Trust 4967 IQ, 4.000%, 02/25/2050	2,640,688	0.2
34,561,100 (3)	Freddie Mac REMIC Trust 4974 I, 4.000%, 04/25/2050	6,963,384	0.5
31,637,645 (3)	Freddie Mac REMIC Trust 5010 MI, 3.000%, 09/25/2050	4,652,895	0.3
18,925,859 (3)	Freddie Mac REMIC Trust 5036 CI, 4.000%, 12/25/2049	3,855,561	0.3
26,704,141 (3)	Freddie Mac REMIC Trust 5049 UI, 3.000%, 12/25/2050	4,720,165	0.3
10,179,502 (3)	Freddie Mac REMIC Trust 5052 BI, 5.000%, 12/25/2050	2,449,106	0.2
13,641,107 (3)	Freddie Mac REMIC Trust 5074 GI, 2.000%, 02/25/2051	1,468,869	0.1
22,777,848 (3)	Freddie Mac REMIC Trust 5081 CI, 2.000%, 03/25/2051	2,311,311	0.2
15,705,072 (3)	Freddie Mac REMIC Trust 5133 CI, 4.500%, 07/25/2039	2,750,461	0.2
17,250,637 (3)	Freddie Mac REMIC Trust 5138 CI, 4.000%, 07/25/2050	3,485,198	0.2
10,643,981 (3)	Freddie Mac REMIC Trust 5142 LI, 2.500%, 09/25/2051	1,621,018	0.1
9,169,038 (3)	Freddie Mac REMIC Trust 5261 IC, 4.000%, 01/25/2050	1,772,020	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
695,314 (1)(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 7.279%, (SOFR30A + 1.964%), 02/25/2050	$696,785	0.1
734,381 (1)(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 7.329%, (SOFR30A + 2.014%), 01/25/2050	734,747	0.1
5,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.715%, (SOFR30A + 3.400%), 10/25/2041	5,166,991	0.3
6,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.065%, (SOFR30A + 3.750%), 12/25/2041	6,077,061	0.4
5,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.665%, (SOFR30A + 2.350%), 12/25/2041	4,844,031	0.3
2,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.715%, (SOFR30A + 3.400%), 01/25/2042	2,808,708	0.2
3,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.815%, (SOFR30A + 2.500%), 01/25/2042	2,939,464	0.2
3,400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 9.665%, (SOFR30A + 4.350%), 04/25/2042	3,560,352	0.2
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 11.065%, (SOFR30A + 5.750%), 09/25/2042	1,095,990	0.1
663,081 (3)	Freddie Mac Strips 224 IO, 6.000%, 03/01/2033	111,211	0.0
330,573 (1)(3)	Freddie Mac Strips 237 S23, 1.672%, (-1.000*SOFR30A + 6.986%), 05/15/2036	31,922	0.0
392,918 (3)	Freddie Mac Strips 260 33, 4.000%, 05/15/2039	61,675	0.0
729,233 (3)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	26,078	0.0
205,538 (1)(3)	Freddie Mac Strips 324 144, 6.000%, 06/15/2039	40,811	0.0
1,565,007 (1)(2)	Galton Funding Mortgage Trust 2018-2 B2, 4.725%, 10/25/2058	1,389,469	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,328,962 (1)(2)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	$2,070,473	0.1
1,867,431 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,653,237	0.1
3,068,501 (1)(3)	Ginnie Mae 2007-59 SC, 1.061%, (-1.000*TSFR1M + 6.386%), 07/20/2037	251,588	0.0
251,972 (1)(3)	Ginnie Mae 2008-40 SA, 0.955%, (-1.000*TSFR1M + 6.286%), 05/16/2038	12,873	0.0
465,610 (3)	Ginnie Mae 2010-143 JI, 4.000%, 08/16/2039	23,751	0.0
769,608 (3)	Ginnie Mae 2010-4 IP, 5.000%, 01/16/2039	54,460	0.0
448,755 (1)(3)	Ginnie Mae 2010-4 SL, 0.955%, (-1.000*TSFR1M + 6.286%), 01/16/2040	35,740	0.0
16,077 (1)(3)	Ginnie Mae 2010-98 QS, 1.161%, (-1.000*TSFR1M + 6.486%), 01/20/2040	83	0.0
1,250,966 (1)(3)	Ginnie Mae 2011-101 BI, 0.650%, (-1.000*TSFR1M + 6.536%), 11/20/2037	26,522	0.0
99,942 (1)(3)	Ginnie Mae 2011-101 EI, 3.773%, (-1.000*TSFR1M + 106.946%), 10/16/2039	19,172	0.0
1,181,559 (3)	Ginnie Mae 2011-124 KI, 4.000%, 08/20/2039	59,823	0.0
3,524,972 (1)(3)	Ginnie Mae 2011-25 AS, 0.621%, (-1.000*TSFR1M + 5.946%), 02/20/2041	194,132	0.0
1,139,491 (3)	Ginnie Mae 2012-148 IP, 3.500%, 04/20/2041	41,074	0.0
13,587 (3)	Ginnie Mae 2012-149 BI, 3.500%, 10/20/2041	1,253	0.0
1,518,581 (3)	Ginnie Mae 2012-39 PI, 4.000%, 03/16/2042	144,494	0.0
2,616,640 (1)(3)	Ginnie Mae 2013-103 DS, 0.711%, (-1.000*TSFR1M + 6.036%), 07/20/2043	192,090	0.0
16,732,562 (1)(3)	Ginnie Mae 2013-130 SB, 0.016%, (-1.000*TSFR1M + 4.936%), 09/16/2043	410,948	0.0
4,726,051 (1)(3)	Ginnie Mae 2013-134 DS, 0.661%, (-1.000*TSFR1M + 5.986%), 09/20/2043	324,102	0.0
154,295 (3)	Ginnie Mae 2013-44 LI, 4.500%, 01/16/2043	18,358	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
615,270 (3)	Ginnie Mae 2013-81 IO, 4.500%, 01/16/2040	$45,956	0.0
7,066,819 (1)(3)	Ginnie Mae 2014-58 SM, 0.655%, (-1.000*TSFR1M + 5.986%), 04/16/2044	531,815	0.0
1,732,660 (3)	Ginnie Mae 2014-84 PI, 4.500%, 04/20/2043	204,074	0.0
1,567,780 (3)	Ginnie Mae 2015-132 BI, 4.000%, 11/20/2044	204,670	0.0
2,536,776 (1)(3)	Ginnie Mae 2015-69 IL, 0.200%, (-1.000*TSFR1M + 6.586%), 07/20/2034	17,357	0.0
168,303 (3)	Ginnie Mae 2015-94 IU, 4.000%, 08/20/2044	23,823	0.0
5,554,692 (1)(3)	Ginnie Mae 2016-66 ES, 0.611%, (-1.000*TSFR1M + 5.936%), 05/20/2046	451,766	0.0
353,512 (3)	Ginnie Mae 2016-8 PI, 4.000%, 10/20/2044	44,366	0.0
5,164,242 (1)(3)	Ginnie Mae 2018-153 SQ, 0.761%, (-1.000*TSFR1M + 6.086%), 11/20/2048	324,227	0.0
12,482,852 (1)(3)	Ginnie Mae 2018-93 SJ, 0.761%, (-1.000*TSFR1M + 6.086%), 07/20/2048	862,988	0.1
146,673 (3)	Ginnie Mae 2019-111 TI, 5.000%, 09/20/2049	26,487	0.0
83,593 (3)	Ginnie Mae 2019-86 GI, 6.500%, 07/20/2049	15,292	0.0
340,561 (3)	Ginnie Mae 2019-86 HI, 5.500%, 07/20/2049	71,712	0.0
10,763,815 (1)(3)	Ginnie Mae 2019-89 SC, 0.661%, (-1.000*TSFR1M + 5.986%), 07/20/2049	981,791	0.1
41,448,314 (3)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	6,568,273	0.4
250,160 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	215,375	0.0
397,312 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	339,226	0.0
1,000,688 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	861,544	0.1
2,260,442 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.631%, 05/25/2050	1,800,657	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,568,371 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.631%, 05/25/2050	$2,743,216	0.2
1,479,646 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.071%, 08/25/2049	1,189,076	0.1
68,161 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	62,192	0.0
3,628,669 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.378%, 11/25/2049	3,145,366	0.2
3,753,289 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.378%, 11/25/2049	3,223,578	0.2
443,480 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.961%, 03/25/2050	381,759	0.0
452,330 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.961%, 03/25/2050	383,539	0.0
1,741,887 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.424%, 10/25/2050	1,221,815	0.1
1,643,041 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.650%, 08/25/2051	1,105,605	0.1
3,756,937 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.615%, 09/25/2051	2,494,987	0.2
4,860,243 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.588%, 10/25/2051	3,309,739	0.2
960,288 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.384%, 04/25/2052	664,313	0.0
962,739 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.384%, 04/25/2052	650,418	0.0
2,489,485 (2)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	1,832,068	0.1
2,379,292 (2)	GS Mortgage-Backed Securities Trust 2022-NQM1 A4, 4.000%, 05/25/2062	2,033,251	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
321,332 (1)	HarborView Mortgage Loan Trust 2007-5 A1A, 5.632%, (TSFR1M + 0.304%), 09/19/2037	$271,103	0.0
4,769,000 (1)(2)	Home RE Ltd. 2019-1 M2, 8.684%, (US0001M + 3.250%), 05/25/2029	4,866,825	0.3
903 (1)	HomeBanc Mortgage Trust 2004-1 2A, 6.294%, (TSFR1M + 0.974%), 08/25/2029	860	0.0
2,600,000 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,642,493	0.1
52,004 (1)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 5.854%, (TSFR1M + 0.534%), 04/25/2046	45,624	0.0
70,892 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.979%, 08/25/2049	66,004	0.0
1,033,156 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.426%, 08/25/2049	918,238	0.1
2,503,240 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.426%, 08/25/2049	2,194,618	0.1
1,328,498 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.611%, 06/25/2049	1,214,958	0.1
2,403,951 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.158%, 05/25/2052	1,550,108	0.1
923,008 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	723,953	0.1
1,449,743 (1)	JP Morgan Mortgage Trust 2005-A4 B1, 4.797%, 07/25/2035	1,321,626	0.1
70,510	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	33,878	0.0
147,774	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	75,224	0.0
389,862	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	130,269	0.0
784,352 (1)(2)	JP Morgan Mortgage Trust 2014-5 B3, 2.758%, 10/25/2029	681,479	0.1
447,037 (1)(2)	JP Morgan Mortgage Trust 2016-1 B3, 3.801%, 05/25/2046	393,632	0.0
2,095,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.801%, 05/25/2046	1,417,546	0.1
360,744 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	316,785	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
796,967 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	$646,939	0.0
1,282,702 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.756%, 08/25/2047	1,116,052	0.1
1,760,514 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.542%, 10/26/2048	1,657,778	0.1
514,648 (1)(2)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	438,352	0.0
1,453,131 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	1,201,806	0.1
1,005,367 (1)(2)	JP Morgan Mortgage Trust 2017-6 B5, 3.777%, 12/25/2048	703,602	0.1
2,112,951 (1)(2)	JP Morgan Mortgage Trust 2018-1 B2, 3.610%, 06/25/2048	1,732,554	0.1
2,168,728 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.711%, 09/25/2048	1,785,586	0.1
436,263 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.714%, 10/25/2048	367,909	0.0
102,183 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	87,094	0.0
154,040 (1)(2)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	137,903	0.0
3,555,751 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.042%, 01/25/2049	3,061,571	0.2
905,571 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.264%, 02/25/2049	780,232	0.1
1,789,787 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.264%, 02/25/2049	1,511,160	0.1
177,236 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	159,909	0.0
389,189 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	352,603	0.0
2,743,522 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.457%, 11/25/2049	2,455,747	0.2
100,713 (1)(2)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	89,691	0.0
906,550 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	712,146	0.1
426,249 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	363,135	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
921,001 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.408%, 03/25/2050	$739,528	0.1
3,661,991 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.932%, 10/25/2049	3,280,106	0.2
261,265 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	228,204	0.0
3,910,170 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.352%, 05/25/2050	3,255,137	0.2
6,818 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	6,786	0.0
1,819,958 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.676%, 12/25/2049	1,661,424	0.1
1,844,864 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.676%, 12/25/2049	1,675,250	0.1
2,608,010 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.357%, 03/25/2050	2,265,939	0.2
6,070,569 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.357%, 03/25/2050	5,172,294	0.3
270,328 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	227,392	0.0
2,884,020 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.844%, 08/25/2050	2,341,529	0.2
126,304 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	121,078	0.0
652,487 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	625,080	0.0
2,444,865 (1)(2)	JP Morgan Mortgage Trust 2022-2 B3, 3.131%, 08/25/2052	1,653,973	0.1
1,769,472 (1)(2)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	1,466,849	0.1
541,693 (1)(2)	JP Morgan Trust 2015-3 B3, 3.593%, 05/25/2045	472,433	0.0
1,327,529 (1)(2)	JP Morgan Trust 2015-3 B4, 3.593%, 05/25/2045	861,347	0.1
63,732 (1)	Lehman XS Trust Series 2005-5N 1A2, 5.794%, (TSFR1M + 0.474%), 11/25/2035	60,897	0.0
1,799,531 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.907%, 07/01/2051	1,265,257	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,775,733 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.321%, 03/25/2052	$1,894,619	0.1
2,000,000 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,356,273	0.1
655,000 (1)	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 7.234%, (TSFR1M + 1.914%), 09/25/2035	636,512	0.0
980,538 (1)	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 5.734%, (TSFR1M + 0.414%), 08/25/2036	259,171	0.0
313,781 (1)(2)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	295,685	0.0
1,300,000 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.665%, (SOFR30A + 3.350%), 04/25/2034	1,307,651	0.1
209,823 (1)(2)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	183,400	0.0
346,849 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	310,899	0.0
254,236 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	216,649	0.0
1,856,236 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	1,366,046	0.1
2,500,000 (1)	OBX Trust 2022-NQM4 A1B, 3.900%, 04/25/2062	2,079,367	0.1
2,160,057 (1)(2)	Oceanview Mortgage Trust 2021-1 B3, 2.721%, 05/25/2051	1,464,248	0.1
1,163,570,518 (2)(3)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	3,715,222	0.2
16,389	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	13,456	0.0
142,365 (1)(2)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	133,274	0.0
6,856,000 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 8.015%, (SOFR30A + 2.700%), 12/27/2033	6,959,033	0.5
2,279,300 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.838%, 09/25/2049	1,920,418	0.1
1,539,928 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.474%, 02/25/2050	1,243,037	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,457,206 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	$1,814,432	0.1
5,363,224 (1)(2)	RCKT Mortgage Trust 2021-6 B3, 2.794%, 12/25/2051	3,420,340	0.2
935,082 (1)(2)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	721,440	0.1
767,068 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	702,642	0.1
1,342,223 (1)(2)	Sequoia Mortgage Trust 2017-1 B2, 3.607%, 02/25/2047	1,165,167	0.1
1,089,379 (1)(2)	Sequoia Mortgage Trust 2018-6 B1, 4.162%, 07/25/2048	965,399	0.1
509,611 (2)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.452%, 03/25/2048	451,222	0.0
1,591,215 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.261%, 06/25/2049	1,412,136	0.1
1,504,636 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	1,274,197	0.1
1,966,059 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.717%, 12/25/2049	1,650,380	0.1
1,966,963 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.717%, 12/25/2049	1,641,088	0.1
767,108 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.874%, 03/25/2049	730,829	0.1
66,831 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	65,513	0.0
172,295 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	156,891	0.0
1,844,453 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.503%, 09/25/2049	1,637,044	0.1
184,059 (1)(2)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	157,193	0.0
1,398,623 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.637%, 03/25/2050	1,088,646	0.1
545,621 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.650%, 05/25/2051	371,941	0.0
1,188,409 (1)(2)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	785,409	0.1
1,072,479 (1)(2)	Sequoia Mortgage Trust 2022-1 B3, 2.946%, 02/25/2052	748,398	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,825,396 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.646%, 10/25/2047	$2,448,404	0.2
2,131,276 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B2, 3.646%, 10/25/2047	1,850,836	0.1
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,367,225	0.1
25,456 (1)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.523%, 03/25/2035	23,039	0.0
6,000,000 (1)(2)	Triangle Re Ltd. 2021-3 M1B, 8.215%, (SOFR30A + 2.900%), 02/25/2034	6,026,632	0.4
2,445,408 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.227%, 12/25/2051	1,630,860	0.1
61,828,758 (1)(3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 X, 0.229%, 01/25/2045	621	0.0
23,330,237 (1)(3)	WaMu Mortgage Pass-Through Certificates 2005-AR2 X, 0.001%, 01/25/2045	234	0.0
11,027 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 3.946%, 10/25/2036	9,857	0.0
53,953 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.523%, 10/25/2036	47,781	0.0
276,626 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 3.347%, 11/25/2036	235,258	0.0
38,090 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR8 1A4, 4.435%, 08/25/2046	33,413	0.0
68,511 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 3.907%, 12/25/2036	60,089	0.0
360,725 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.479%, 03/25/2037	284,567	0.0
42,246 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY7 2A2, 3.770%, 07/25/2037	35,125	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
745,981 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.008%, 07/25/2034	$693,472	0.1
111,121 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.056%, 06/25/2034	103,881	0.0
71,980 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 3.347%, 11/25/2036	61,216	0.0
414,374 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.750%, (TSFR1M + 1.014%), 11/25/2035	345,970	0.0
481,993	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	424,619	0.0
587,050 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-5 2CB2, 6.000%, (TSFR1M + 0.714%), 07/25/2036	333,203	0.0
1,589,949 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR5 3A, 5.566%, (12MTA + 0.940%), 07/25/2046	964,854	0.1
634,979 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.586%, (12MTA + 0.960%), 08/25/2046	346,648	0.0
439,367	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	380,236	0.0
92,595	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	79,754	0.0
19,579 (1)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.864%, (TSFR1M + 0.544%), 06/25/2037	15,733	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,329,201 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.660%, 07/25/2047	$1,079,937	0.1
397,165 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 1A1, 6.086%, 09/25/2036	360,412	0.0
82,801 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 4.782%, 12/28/2037	71,335	0.0
1,475,066 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.524%, 09/25/2049	914,979	0.1
1,871,407 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	1,464,137	0.1
2,754,404 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.161%, 07/25/2050	2,188,368	0.1
1,908,086 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.707%, 12/25/2050	1,207,074	0.1
377,583 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.752%, 08/20/2045	328,169	0.0
	Total Collateralized Mortgage Obligations (Cost $470,483,503)	397,257,562	25.7
CORPORATE BONDS/NOTES: 19.2%
	Basic Materials: 1.3%
1,500,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	1,211,100	0.1
510,000 (2)(5)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	508,098	0.0
350,000 (2)(5)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	190,743	0.0
700,000	ATI, Inc., 7.250%, 08/15/2030	695,604	0.1
1,350,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,220,002	0.1
645,000 (2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	562,572	0.0
250,000 (2)(5)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	213,230	0.0
625,000 (2)(5)	Coeur Mining, Inc., 5.125%, 02/15/2029	536,989	0.0
600,000 (2)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	496,344	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
625,000(2)	Constellium SE, 5.625%, 06/15/2028	$588,841	0.1
1,075,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	1,043,902	0.1
550,000 (2)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	524,562	0.0
600,000(2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	576,084	0.0
1,800,000 (2)(5)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	1,538,613	0.1
900,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	843,270	0.1
685,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	647,786	0.1
800,000 (2)(5)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	729,585	0.1
925,000 (2)(6)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	835,192	0.1
750,000 (2)	Mativ Holdings, Inc., 6.875%, 10/01/2026	685,282	0.1
100,000 (2)	Novelis Corp., 3.250%, 11/15/2026	89,434	0.0
600,000 (2)	Novelis Corp., 3.875%, 08/15/2031	479,949	0.0
250,000 (2)	Novelis Corp., 4.750%, 01/30/2030	216,697	0.0
600,000 (2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	530,163	0.0
325,000 (2)	OCP SA, 3.750%, 06/23/2031	257,255	0.0
490,000	Olin Corp., 5.000%, 02/01/2030	435,759	0.0
485,000	Olin Corp., 5.125%, 09/15/2027	453,936	0.0
200,000 (2)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	185,228	0.0
600,000 (2)	SPCM SA, 3.125%, 03/15/2027	531,667	0.0
1,350,000	Suzano Austria GmbH, 5.000%, 01/15/2030	1,229,877	0.1
200,000	Suzano Austria GmbH, 6.000%, 01/15/2029	195,350	0.0
700,000 (2)	Taseko Mines Ltd., 7.000%, 02/15/2026	654,892	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
810,000 (2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$423,573	0.0
		19,331,579	1.3
	Communications: 1.9%
500,000 (2)	Acuris Finance US, Inc. / Acuris Finance Sarl, 5.000%, 05/01/2028	411,895	0.0
800,000 (2)	Altice France Holding SA, 6.000%, 02/15/2028	396,753	0.0
1,000,000 (2)	Altice France SA/ France, 5.500%, 10/15/2029	720,585	0.1
375,000 (2)	Altice France SA/ France, 8.125%, 02/01/2027	333,027	0.0
625,000	AMC Networks, Inc., 4.250%, 02/15/2029	384,375	0.0
600,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	385,754	0.0
1,050,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	774,194	0.1
1,170,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	919,471	0.1
850,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	772,848	0.1
825,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	769,528	0.1
275,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	265,920	0.0
200,000 (2)	CommScope Technologies LLC, 5.000%, 03/15/2027	113,829	0.0
325,000 (2)	CommScope Technologies LLC, 6.000%, 06/15/2025	309,809	0.0
375,000 (2)	CommScope, Inc., 4.750%, 09/01/2029	276,322	0.0
660,000 (2)	CommScope, Inc., 7.125%, 07/01/2028	396,000	0.0
450,000 (2)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	420,277	0.0
325,000	CSC Holdings LLC, 5.250%, 06/01/2024	309,672	0.0
1,500,000 (2)	CSC Holdings LLC, 5.750%, 01/15/2030	842,649	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
400,000 (2)	CSC Holdings LLC, 7.500%, 04/01/2028	$260,390	0.0
700,000 (2)(5)	CSC Holdings LLC, 11.250%, 05/15/2028	698,258	0.1
1,050,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	929,722	0.1
775,000	DISH DBS Corp., 5.125%, 06/01/2029	430,803	0.0
400,000 (2)	DISH DBS Corp., 5.750%, 12/01/2028	308,250	0.0
575,000	DISH DBS Corp., 7.375%, 07/01/2028	363,264	0.0
975,000 (2)	DISH Network Corp., 11.750%, 11/15/2027	983,718	0.1
400,000	Embarq Corp., 7.995%, 06/01/2036	225,962	0.0
375,000 (2)	GCI LLC, 4.750%, 10/15/2028	323,854	0.0
880,000 (2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	577,040	0.1
275,000 (2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	218,363	0.0
600,000 (2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	523,926	0.0
450,000 (2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	362,533	0.0
720,000 (2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	662,227	0.1
1,025,000 (2)	Level 3 Financing, Inc., 3.750%, 07/15/2029	574,366	0.0
575,000 (2)	Level 3 Financing, Inc., 10.500%, 05/15/2030	579,303	0.1
1,025,000 (2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	920,173	0.1
550,000 (2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	477,697	0.0
525,000 (2)	Millennium Escrow Corp., 6.625%, 08/01/2026	419,362	0.0
475,000 (1)	Paramount Global, 6.250%, 02/28/2057	358,388	0.0
1,650,000 (1)	Paramount Global, 6.375%, 03/30/2062	1,297,659	0.1
575,000 (2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	302,743	0.0
200,000 (2)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	178,458	0.0
1,590,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,453,904	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
610,000 (2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	$410,421	0.0
625,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	505,450	0.0
375,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	313,032	0.0
405,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	351,559	0.0
400,000 (2)	Uber Technologies, Inc., 4.500%, 08/15/2029	358,293	0.0
535,000 (2)	Uber Technologies, Inc., 8.000%, 11/01/2026	541,832	0.0
250,000 (2)	Univision Communications, Inc., 4.500%, 05/01/2029	203,827	0.0
1,025,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	955,702	0.1
500,000 (2)	Urban One, Inc., 7.375%, 02/01/2028	429,593	0.0
140,000 (2)	Viasat, Inc., 5.625%, 04/15/2027	121,450	0.0
325,000 (2)	Viasat, Inc., 6.500%, 07/15/2028	225,511	0.0
160,000 (2)	Viasat, Inc., 7.500%, 05/30/2031	105,880	0.0
625,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	508,719	0.0
1,300,000 (2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,123,304	0.1
765,000 (2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	618,937	0.1
900,000 (2)(5)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	668,970	0.1
		29,675,751	1.9
	Consumer, Cyclical: 2.9%
225,000 (2)	1011778 BC ULC / New Red Finance, Inc., 3.500%, 02/15/2029	192,802	0.0
850,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	707,322	0.1
900,000 (2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	849,866	0.1
300,000 (2)(5)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	300,734	0.0
855,000 (2)	Affinity Interactive, 6.875%, 12/15/2027	725,822	0.1
175,000 (2)	Allison Transmission, Inc., 3.750%, 01/30/2031	141,646	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
600,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	$566,370	0.0
775,000 (2)(5)	American Airlines, Inc., 7.250%, 02/15/2028	741,750	0.1
183,333 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	179,218	0.0
710,000 (2)	Arko Corp., 5.125%, 11/15/2029	573,474	0.0
500,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	448,192	0.0
475,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	406,843	0.0
600,000 (2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	506,985	0.0
500,000 (2)	Banijay Entertainment SASU, 8.125%, 05/01/2029	496,613	0.0
975,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	855,376	0.1
150,000 (2)(6)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	130,858	0.0
450,000 (2)	Brinker International, Inc., 5.000%, 10/01/2024	439,313	0.0
175,000 (2)	Brinker International, Inc., 8.250%, 07/15/2030	168,606	0.0
925,000 (2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	784,617	0.1
665,000 (2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	656,483	0.1
575,000 (2)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	560,120	0.0
475,000 (2)	Carnival Corp., 4.000%, 08/01/2028	412,251	0.0
1,025,000 (2)(5)	Carnival Corp., 6.000%, 05/01/2029	875,507	0.1
600,000 (2)	Carrols Restaurant Group, Inc., 5.875%, 07/01/2029	504,159	0.0
650,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	622,326	0.1
350,000 (5)	Delta Air Lines, Inc., 4.375%, 04/19/2028	322,067	0.0
200,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	202,632	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
108,782 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	$103,420	0.0
450,000 (2)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	453,492	0.0
650,000 (2)(5)	Foot Locker, Inc., 4.000%, 10/01/2029	469,498	0.0
700,000 (5)	Ford Motor Co., 6.100%, 08/19/2032	660,060	0.1
1,400,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,250,719	0.1
1,700,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,549,764	0.1
600,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	563,755	0.0
600,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	549,843	0.0
200,000 (2)	Gap, Inc., 3.625%, 10/01/2029	148,246	0.0
600,000 (2)	Gap, Inc., 3.875%, 10/01/2031	422,273	0.0
320,000 (2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	319,600	0.0
425,000 (2)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	357,687	0.0
650,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	599,129	0.1
775,000 (2)	Interface, Inc., 5.500%, 12/01/2028	659,585	0.1
200,000 (2)	International Game Technology PLC, 4.125%, 04/15/2026	188,322	0.0
900,000 (2)	International Game Technology PLC, 5.250%, 01/15/2029	830,291	0.1
700,000 (2)	LBM Acquisition LLC, 6.250%, 01/15/2029	574,704	0.0
710,000 (2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	604,509	0.1
835,000 (2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	551,757	0.0
225,000	M/I Homes, Inc., 3.950%, 02/15/2030	183,755	0.0
525,000	M/I Homes, Inc., 4.950%, 02/01/2028	473,797	0.0
305,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	206,685	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
210,000 (2)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	$178,263	0.0
400,000 (2)(5)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	330,552	0.0
800,000 (2)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	660,924	0.1
300,000	MGM Resorts International, 4.625%, 09/01/2026	280,486	0.0
300,000	MGM Resorts International, 4.750%, 10/15/2028	264,648	0.0
150,000 (2)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	122,620	0.0
450,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	406,260	0.0
165,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	159,407	0.0
575,000 (2)	NCL Corp. Ltd., 7.750%, 02/15/2029	534,314	0.0
150,000 (2)	NCL Corp. Ltd., 8.375%, 02/01/2028	152,290	0.0
500,000 (2)	NCL Finance Ltd., 6.125%, 03/15/2028	441,833	0.0
500,000 (2)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	508,125	0.0
1,785,000 (2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,653,690	0.1
420,000 (2)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	455,920	0.0
535,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/2025	521,929	0.0
750,000	Sands China Ltd., 5.375%, 08/08/2025	727,403	0.1
600,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	518,286	0.0
665,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	654,313	0.1
780,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	677,364	0.1
645,000 (2)(5)	Sonic Automotive, Inc., 4.625%, 11/15/2029	535,546	0.0
225,000 (2)	SRS Distribution, Inc., 6.000%, 12/01/2029	189,251	0.0
600,000 (2)	SRS Distribution, Inc., 6.125%, 07/01/2029	511,577	0.0
955,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	834,111	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
700,000 (2)	STL Holding Co. LLC, 7.500%, 02/15/2026	$649,002	0.1
650,000 (2)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	568,675	0.0
625,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	482,926	0.0
150,000 (2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	125,346	0.0
665,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	644,368	0.1
315,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	291,622	0.0
930,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	849,769	0.1
600,000 (2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	464,415	0.0
1,956,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	1,454,553	0.1
510,000 (2)	White Cap Buyer LLC, 6.875%, 10/15/2028	451,368	0.0
655,000 (2)	William Carter Co., 5.625%, 03/15/2027	630,647	0.1
950,000 (2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	884,626	0.1
42,000 (2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	41,335	0.0
450,000 (2)	ZF North America Capital, Inc., 4.750%, 04/29/2025	433,107	0.0
590,000 (2)	ZF North America Capital, Inc., 6.875%, 04/14/2028	577,846	0.1
		44,961,560	2.9
	Consumer, Non-cyclical: 2.4%
500,000 (2)	1375209 BC Ltd., 9.000%, 01/30/2028	494,832	0.0
750,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	698,332	0.1
805,000 (2)	ADT Security Corp., 4.125%, 08/01/2029	681,557	0.1
500,000 (2)	AHP Health Partners, Inc., 5.750%, 07/15/2029	422,423	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	$426,735	0.0
275,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	248,146	0.0
550,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	529,960	0.0
750,000 (2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	691,875	0.1
205,000 (2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	185,488	0.0
300,000 (2)	APi Group DE, Inc., 4.125%, 07/15/2029	252,477	0.0
375,000 (2)	APi Group DE, Inc., 4.750%, 10/15/2029	329,745	0.0
775,000	B&G Foods, Inc., 5.250%, 09/15/2027	649,846	0.1
360,000 (2)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	361,519	0.0
625,000 (2)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	356,482	0.0
625,000 (2)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	389,717	0.0
625,000 (2)	Bausch Health Cos., Inc., 11.000%, 09/30/2028	425,594	0.0
660,000 (2)	BellRing Brands, Inc., 7.000%, 03/15/2030	650,750	0.1
1,000,000 (2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	908,460	0.1
350,000 (2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	248,185	0.0
615,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	468,314	0.0
535,000 (2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	459,565	0.0
550,000 (2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	292,875	0.0
880,000 (2)	CPI CG, Inc., 8.625%, 03/15/2026	867,984	0.1
275,000 (2)	DaVita, Inc., 3.750%, 02/15/2031	209,290	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,050,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	$863,479	0.1
1,025,000	Encompass Health Corp., 4.750%, 02/01/2030	908,269	0.1
575,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	556,358	0.0
200,000 (2)	IQVIA, Inc., 5.000%, 10/15/2026	191,417	0.0
400,000 (2)	IQVIA, Inc., 6.500%, 05/15/2030	392,008	0.0
800,000 (2)	Jazz Securities DAC, 4.375%, 01/15/2029	698,143	0.1
800,000 (2)	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, 6.750%, 03/15/2034	779,116	0.1
460,000 (2)	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, 7.250%, 11/15/2053	445,144	0.0
599,000 (2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	601,385	0.0
600,000 (2)(5)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	516,732	0.0
685,000 (2)	Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	672,064	0.1
850,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	719,366	0.1
825,000 (2)(5)	Medline Borrower L.P., 5.250%, 10/01/2029	714,043	0.1
1,000,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	778,750	0.1
1,600,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	1,589,600	0.1
550,000 (2)	ModivCare, Inc., 5.875%, 11/15/2025	523,342	0.0
350,000 (2)(5)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	263,188	0.0
725,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	637,062	0.1
400,000	New Albertsons L.P., 7.450%, 08/01/2029	404,454	0.0
1,100,000 (2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	883,017	0.1
630,000 (2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	342,657	0.0
200,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	187,214	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	Perrigo Finance Unlimited Co., 4.650%, 06/15/2030	$426,885	0.0
425,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	364,459	0.0
900,000 (2)	Post Holdings, Inc., 5.625%, 01/15/2028	851,700	0.1
975,000 (2)(5)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	904,136	0.1
760,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	650,621	0.1
535,000 (2)	Select Medical Corp., 6.250%, 08/15/2026	523,158	0.0
660,000 (2)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	542,249	0.0
590,000 (2)	Teleflex, Inc., 4.250%, 06/01/2028	528,410	0.0
605,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	521,318	0.0
600,000 (5)	Tenet Healthcare Corp., 5.125%, 11/01/2027	558,978	0.0
1,075,000 (5)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,010,156	0.1
1,015,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	952,881	0.1
710,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	581,263	0.0
550,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	420,007	0.0
255,000	United Rentals North America, Inc., 3.750%, 01/15/2032	206,103	0.0
495,000	United Rentals North America, Inc., 4.875%, 01/15/2028	462,861	0.0
125,000	United Rentals North America, Inc., 5.250%, 01/15/2030	115,778	0.0
600,000 (2)	Varex Imaging Corp., 7.875%, 10/15/2027	602,073	0.1
575,000 (2)	VT Topco, Inc., 8.500%, 08/15/2030	570,144	0.0
275,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	246,427	0.0
568,000 (2)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	562,925	0.0
		36,519,491	2.4

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 3.1%
510,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	$467,511	0.0
610,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	582,763	0.0
375,000 (2)	Antero Resources Corp., 5.375%, 03/01/2030	345,703	0.0
635,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	591,915	0.0
250,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	242,081	0.0
435,000 (2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	391,667	0.0
310,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	278,490	0.0
805,000 (2)	Chord Energy Corp., 6.375%, 06/01/2026	790,116	0.1
575,000 (2)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	479,329	0.0
1,600,000 (2)	Cosan Luxembourg SA, 7.500%, 06/27/2030	1,592,000	0.1
940,000 (2)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	922,201	0.1
85,000 (2)	Crescent Energy Finance LLC, 9.250%, 02/15/2028	86,862	0.0
1,050,000 (2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,014,604	0.1
350,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	343,362	0.0
525,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	480,240	0.0
162,000	Devon Energy Corp., 4.500%, 01/15/2030	147,296	0.0
275,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	238,115	0.0
575,000 (2)	DT Midstream, Inc., 4.375%, 06/15/2031	484,167	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
795,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	$814,414	0.1
2,500,000	Ecopetrol SA, 6.875%, 04/29/2030	2,280,000	0.2
3,175,000	Ecopetrol SA, 8.875%, 01/13/2033	3,103,086	0.2
1,450,000 (2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	1,178,632	0.1
500,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	465,342	0.0
1,200,000	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,125,270	0.1
340,000 (2)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	318,827	0.0
750,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	720,986	0.1
660,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	652,440	0.1
2,725,000 (1)	Energy Transfer L.P. G, 7.125%, 12/31/2199	2,356,228	0.2
1,225,000	EnLink Midstream LLC, 5.375%, 06/01/2029	1,134,321	0.1
225,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	214,999	0.0
650,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	610,699	0.0
345,000 (2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	339,963	0.0
725,000 (2)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	711,863	0.1
725,000 (2)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	715,705	0.1
545,000 (2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	460,202	0.0
505,000 (2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	465,052	0.0
205,000 (2)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	186,506	0.0
400,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	361,629	0.0
400,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	361,109	0.0
400,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	353,422	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,575,000 (2)(5)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	$1,590,593	0.1
905,000 (2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	849,478	0.1
875,000 (2)(5)	Matador Resources Co., 6.875%, 04/15/2028	859,970	0.1
575,000 (2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	557,655	0.0
685,000	Murphy Oil Corp., 6.375%, 07/15/2028	673,978	0.1
535,000 (2)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	539,682	0.0
825,000 (2)	Permian Resources Operating LLC, 5.875%, 07/01/2029	777,133	0.1
1,000,000	Petroleos del Peru SA, 4.750%, 06/19/2032	707,830	0.1
4,700,000	Petroleos Mexicanos, 5.950%, 01/28/2031	3,364,025	0.2
33,000	Petroleos Mexicanos, 6.700%, 02/16/2032	24,560	0.0
3,300,000 (2)	Petroleos Mexicanos, 10.000%, 02/07/2033	2,938,650	0.2
1,700,000 (2)	Reliance Industries Ltd., 3.625%, 01/12/2052	1,088,943	0.1
1,025,000	Southwestern Energy Co., 5.375%, 02/01/2029	944,945	0.1
315,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	276,819	0.0
690,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	598,394	0.0
395,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	394,360	0.0
468,750 (2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	461,986	0.0
95,000 (2)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	96,743	0.0
425,000 (2)	Transocean, Inc., 7.500%, 01/15/2026	415,818	0.0
275,000 (2)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	231,705	0.0
875,000 (2)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	718,927	0.1
400,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	396,349	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
400,000 (2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	$393,617	0.0
		47,311,277	3.1
	Financial: 4.1%
350,000 (5)	Ally Financial, Inc., 5.750%, 11/20/2025	340,103	0.0
350,000	Ally Financial, Inc., 6.700%, 02/14/2033	304,185	0.0
610,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	543,451	0.0
1,250,000	Banco Nacional de Panama, 2.500%, 08/11/2030	973,200	0.1
1,175,000 (2)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	1,108,906	0.1
2,100,000 (1)(2)	Bank Hapoalim BM, 3.255%, 01/21/2032	1,799,595	0.1
16,000 (1)	Bank of America Corp., 2.482%, 09/21/2036	11,654	0.0
205,000 (1)	Bank of America Corp., 3.846%, 03/08/2037	166,893	0.0
243,000 (1)	Bank of America Corp., 5.288%, 04/25/2034	226,250	0.0
830,000 (1)	Bank of America Corp., 5.872%, 09/15/2034	808,174	0.1
1,500,000 (1)	Bank of America Corp., MTN, 1.530%, 12/06/2025	1,416,829	0.1
3,000,000 (1)	Bank of America Corp., MTN, 3.384%, 04/02/2026	2,871,987	0.2
837,000 (1)	Bank of America Corp. RR, 4.375%, 12/31/2199	703,539	0.1
1,800,000 (1)(2)	BBVA Bancomer SA/Texas, 8.450%, 06/29/2038	1,776,006	0.1
800,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	706,735	0.1
625,000 (2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	574,675	0.0
2,000,000 (1)	Capital One Financial Corp., 4.166%, 05/09/2025	1,963,648	0.1
2,096,000 (1)	Corebridge Financial, Inc., 6.875%, 12/15/2052	2,012,613	0.1
1,800,000 (1)(2)	Danske Bank A/S, 6.466%, 01/09/2026	1,797,399	0.1
255,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	224,383	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)

512,000 (2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	$512,582	0.0
160,000 (2)	Freedom Mortgage Corp., 12.250%, 10/01/2030	163,741	0.0
1,300,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 5.250%, 05/15/2027	1,144,201	0.1
2,000,000 (1)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,877,760	0.1
1,798,000 (1)	KeyCorp, MTN, 4.789%, 06/01/2033	1,499,792	0.1
575,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	465,230	0.0
7,906,000 (1)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	7,107,229	0.5
400,000 (2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	310,660	0.0
515,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	445,181	0.0
2,000,000 (1)	Morgan Stanley, 0.985%, 12/10/2026	1,784,805	0.1
2,000,000 (1)	Morgan Stanley, 2.188%, 04/28/2026	1,879,544	0.1
2,500,000 (1)	Morgan Stanley, 4.679%, 07/17/2026	2,435,989	0.2
760,000 (1)	Morgan Stanley, MTN, 5.250%, 04/21/2034	706,123	0.1
155,000 (1)	Morgan Stanley, MTN, 5.424%, 07/21/2034	146,277	0.0
535,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	379,734	0.0
675,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	524,119	0.0
425,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	397,450	0.0
835,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	679,057	0.1
625,000	Navient Corp., 4.875%, 03/15/2028	530,466	0.0
350,000 (5)	Navient Corp., 5.000%, 03/15/2027	314,970	0.0
175,000 (1)	Northern Trust Corp., 3.375%, 05/08/2032	154,572	0.0
199,000	Northern Trust Corp., 6.125%, 11/02/2032	196,627	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
375,000	OneMain Finance Corp., 4.000%, 09/15/2030	$281,842	0.0
875,000	OneMain Finance Corp., 5.375%, 11/15/2029	733,862	0.1
225,000	OneMain Finance Corp., 7.125%, 03/15/2026	220,589	0.0
900,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	823,306	0.1
1,235,000 (1)	PNC Financial Services Group, Inc. U, 6.000%, 12/31/2199	1,086,039	0.1
6,573,000 (1)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	5,650,904	0.4
500,000 (2)	PRA Group, Inc., 5.000%, 10/01/2029	380,335	0.0
925,000 (2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	670,061	0.1
600,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	590,060	0.0
100,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	90,532	0.0
205,000	Service Properties Trust, 4.750%, 10/01/2026	176,072	0.0
220,000	Service Properties Trust, 5.500%, 12/15/2027	188,296	0.0
1,410,000 (1)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	1,328,119	0.1
662,000 (1)	Truist Financial Corp. N, 4.800%, 12/31/2199	569,139	0.0
893,000 (1)	Truist Financial Corp. Q, 5.100%, 12/31/2199	767,946	0.1
980,000 (2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	888,110	0.1
575,000 (2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/2028	563,746	0.0
1,275,000 (1)	Wells Fargo & Co., 5.389%, 04/24/2034	1,192,493	0.1
2,000,000 (1)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	1,942,991	0.1
532,000 (1)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	504,033	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
725,000 (2)	XHR L.P., 4.875%, 06/01/2029	$617,029	0.1
100,000 (2)	XHR L.P., 6.375%, 08/15/2025	98,273	0.0
		63,350,111	4.1
	Industrial: 1.8%
350,000 (2)	AmeriTex HoldCo Intermediate LLC, 10.250%, 10/15/2028	346,500	0.0
1,025,000 (2)(6)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	774,942	0.1
350,000	Ball Corp., 3.125%, 09/15/2031	274,588	0.0
300,000	Ball Corp., 6.875%, 03/15/2028	302,132	0.0
475,000 (2)(5)	Bombardier, Inc., 7.500%, 02/01/2029	451,372	0.0
550,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	537,134	0.0
675,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	642,853	0.1
875,000 (2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	781,175	0.1
100,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	95,982	0.0
775,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	716,813	0.1
1,775,000 (1)(5)	Cemex SAB de CV, 5.125%, 12/31/2199	1,657,983	0.1
800,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	805,384	0.1
610,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	593,903	0.0
1,625,000 (2)	Embraer Netherlands Finance BV, 7.000%, 07/28/2030	1,612,325	0.1
635,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	612,092	0.0
1,000,000 (2)	Energizer Holdings, Inc., 4.750%, 06/15/2028	864,953	0.1
775,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	703,449	0.1
200,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/01/2025	196,748	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
750,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	$656,068	0.1
225,000 (2)	GFL Environmental, Inc., 4.250%, 06/01/2025	216,456	0.0
400,000 (2)	GFL Environmental, Inc., 4.375%, 08/15/2029	347,950	0.0
325,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	268,198	0.0
350,000 (2)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	299,883	0.0
625,000 (2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	483,919	0.0
725,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	608,531	0.0
550,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	540,893	0.0
915,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	802,808	0.1
400,000 (2)(6)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	332,817	0.0
650,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	569,749	0.0
575,000 (2)	Maxim Crane Works Holdings Capital LLC, 11.500%, 09/01/2028	560,625	0.0
800,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	790,964	0.1
700,000 (2)(5)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	685,125	0.1
775,000 (2)(5)	PGT Innovations, Inc., 4.375%, 10/01/2029	715,459	0.1
575,000 (2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	495,312	0.0
400,000 (2)	Rolls-Royce PLC, 3.625%, 10/14/2025	376,000	0.0
800,000 (2)	Rolls-Royce PLC, 5.750%, 10/15/2027	772,727	0.1
650,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	580,711	0.0
110,000 (2)	Sealed Air Corp., 5.125%, 12/01/2024	108,717	0.0
370,000 (2)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	358,747	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
280,000 (2)	Sensata Technologies BV, 5.000%, 10/01/2025	$271,748	0.0
875,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	709,056	0.1
870,000 (2)	Standard Industries, Inc., 3.375%, 01/15/2031	673,585	0.1
510,000 (2)	Standard Industries, Inc., 4.375%, 07/15/2030	422,914	0.0
570,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	518,109	0.0
440,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	430,078	0.0
675,000	TransDigm, Inc., 4.625%, 01/15/2029	590,284	0.0
550,000	TransDigm, Inc., 5.500%, 11/15/2027	515,540	0.0
955,000 (2)	TransDigm, Inc., 6.875%, 12/15/2030	937,542	0.1
650,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	564,801	0.0
		28,175,644	1.8
	Technology: 0.3%
875,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	774,673	0.1
500,000 (2)(5)	Cloud Software Group, Inc., 9.000%, 09/30/2029	435,193	0.0
500,000 (2)(5)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	426,594	0.0
345,000 (2)	Entegris Escrow Corp., 5.950%, 06/15/2030	320,314	0.0
275,000 (2)(5)	Entegris, Inc., 3.625%, 05/01/2029	233,802	0.0
525,000 (2)	McAfee Corp., 7.375%, 02/15/2030	440,141	0.0
600,000 (2)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	580,941	0.1
300,000 (2)	Open Text Corp., 3.875%, 12/01/2029	246,936	0.0
650,000 (2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	544,500	0.1
625,000 (2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	210,390	0.0
575,000 (2)	Virtusa Corp., 7.125%, 12/15/2028	465,040	0.0
		4,678,524	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 1.4%
1,313,137 (2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	$1,121,715	0.1
800,000 (2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	691,338	0.1
1,250,000 (2)	Comision Federal de Electricidad, 4.688%, 05/15/2029	1,125,000	0.1
4,028,000 (1)	Dominion Energy, Inc. B, 4.650%, 12/31/2199	3,707,214	0.2
743,000 (1)	Duke Energy Corp., 4.875%, 12/31/2199	725,011	0.1
625,000	Inkia Energy Ltd., 5.875%, 11/09/2027	600,000	0.0
3,681,000 (1)	National Rural Utilities Cooperative Finance Corp., 8.541%, (TSFR3M + 3.172%), 04/30/2043	3,625,139	0.2
2,875,000 (1)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	2,661,792	0.2
2,950,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,238,074	0.2
3,625,000 (1)	Southern Co. B, 4.000%, 01/15/2051	3,362,124	0.2
660,000	TransAlta Corp., 7.750%, 11/15/2029	668,867	0.0
425,000 (2)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	365,737	0.0
475,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	453,433	0.0
575,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	545,820	0.0
		21,891,264	1.4
	Total Corporate Bonds/ Notes (Cost $324,860,561)	295,895,201	19.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.2%
2,000,000 (1)(2)	AREIT LLC 2023-CRE8 A, 7.442%, (TSFR1M + 2.112%), 02/17/2028	2,000,166	0.1
28,867,325 (1)(3)	Bank 2019-BN19 XA, 1.078%, 08/15/2061	1,205,123	0.1
555,000 (1)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	450,929	0.0
5,320,000 (1)(2)(3)	BANK 2017-BNK4 XE, 1.640%, 05/15/2050	217,227	0.0
4,380,000 (2)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	2,998,605	0.2
1,600,000 (1)(2)	BANK 2017-BNK6 E, 2.769%, 07/15/2060	736,777	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,600,000 (1)(2)(3)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	$762,756	0.1
9,830,065 (1)(3)	BANK 2019-BN16 XA, 1.102%, 02/15/2052	388,674	0.0
49,539,218 (1)(3)	BANK 2019-BN17 XA, 1.159%, 04/15/2052	2,119,355	0.1
57,841,386 (1)(3)	BANK 2019-BN22 XA, 0.708%, 11/15/2062	1,649,894	0.1
1,500,000 (1)	BANK 2019-BN24 C, 3.635%, 11/15/2062	1,031,110	0.1
10,659,685 (1)(3)	BBCMS Trust 2021-C10 XA, 1.412%, 07/15/2054	699,228	0.1
98,242,414 (1)(3)	Benchmark Mortgage Trust 2018-B7 XA, 0.565%, 05/15/2053	1,903,899	0.1
50,129,626 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.356%, 03/15/2062	2,313,881	0.2
42,285,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B10 XB, 1.043%, 03/15/2062	1,786,592	0.1
41,993,503 (1)(3)	Benchmark Mortgage Trust 2019-B12 XA, 1.161%, 08/15/2052	1,496,749	0.1
3,090,000 (2)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	1,285,404	0.1
7,330,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B9 XD, 2.160%, 03/15/2052	622,955	0.0
17,432,385 (1)(3)	Benchmark Mortgage Trust 2021-B24 XA, 1.266%, 03/15/2054	972,331	0.1
9,850,161 (1)(3)	Benchmark Mortgage Trust 2021-B28 XA, 1.389%, 08/15/2054	645,948	0.0
1,000,000 (1)(2)	BLP Commercial Mortgage Trust 2023-IND D, 8.572%, (TSFR1M + 3.240%), 03/15/2040	982,537	0.1
2,653,000 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	1,748,394	0.1
3,002,000 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.453%, 05/25/2052	2,151,606	0.1
5,289,582 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 7.617%, (TSFR1M + 2.285%), 10/15/2036	5,066,757	0.3
3,277,269 (1)(2)	BX Commercial Mortgage Trust 2021-SOAR D, 6.847%, (TSFR1M + 1.514%), 06/15/2038	3,183,700	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT D, 7.097%, (TSFR1M + 1.764%), 09/15/2036	$716,996	0.1
1,500,000 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 7.847%, (TSFR1M + 2.514%), 09/15/2036	1,412,915	0.1
3,500,000 (1)(2)	BX Trust 2021-LBA EJV, 7.447%, (TSFR1M + 2.114%), 02/15/2036	3,350,312	0.2
2,767,834 (1)(2)	BX Trust 2021-LBA EV, 7.447%, (TSFR1M + 2.114%), 02/15/2036	2,649,459	0.2
2,000,000 (1)(2)	BX Trust 2021-LGCY A, 5.952%, (TSFR1M + 0.620%), 10/15/2036	1,949,033	0.1
1,000,000 (1)(2)	BX Trust 2021-SDMF D, 6.833%, (TSFR1M + 1.501%), 09/15/2034	966,030	0.1
1,500,000 (1)(2)	BX Trust 2021-SDMF E, 7.033%, (TSFR1M + 1.701%), 09/15/2034	1,440,922	0.1
905,950 (1)(2)	BX Trust 2022-FOX2 C, 6.642%, (TSFR1M + 1.309%), 04/15/2039	862,413	0.1
1,180,000 (1)(2)	BX Trust 2022-LBA6 C, 6.932%, (TSFR1M + 1.600%), 01/15/2039	1,149,518	0.1
1,000,000 (1)(2)	BX Trust 2022-LBA6 D, 7.332%, (TSFR1M + 2.000%), 01/15/2039	976,955	0.1
1,500,000 (1)(2)	BX Trust 2022-VAMF F, 8.631%, (TSFR1M + 3.299%), 01/15/2039	1,407,888	0.1
7,000,000 (2)	BX Trust 2023-LIFE C, 5.884%, 02/15/2028	6,527,717	0.4
90,933,862 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.289%, 05/15/2052	3,822,659	0.3
37,587,607 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.324%, 11/15/2052	1,805,654	0.1
6,746,539 (1)(3)	CD Mortgage Trust 2016-CD1 XA, 1.497%, 08/10/2049	180,405	0.0
14,660,000 (1)(2)(3)	CD Mortgage Trust 2016-CD1 XB, 0.825%, 08/10/2049	241,492	0.0
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.228%, 11/10/2046	891,567	0.1
4,126,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.751%, 03/11/2047	3,528,675	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,540,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.847%, 07/10/2049	$4,375,994	0.3
5,790,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.847%, 07/10/2049	3,526,768	0.2
8,661,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	5,200,322	0.3
23,101,260 (1)(3)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.172%, 10/12/2050	711,735	0.1
40,256,791 (1)(3)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.168%, 08/10/2056	1,600,507	0.1
83,777 (1)(3)	COMM Mortgage Trust 2012-CR3 XA, 1.022%, 10/15/2045	116	0.0
170,789 (1)(3)	COMM Mortgage Trust 2012-CR4 XA, 1.288%, 10/15/2045	131	0.0
1,316,524 (1)(2)	COMM Mortgage Trust 2013-CR10 E, 4.508%, 08/10/2046	1,128,919	0.1
1,460,000 (1)(2)	COMM Mortgage Trust 2013-CR10 F, 4.508%, 08/10/2046	1,143,079	0.1
9,496,014 (1)(3)	COMM Mortgage Trust 2016-COR1 XA, 1.449%, 10/10/2049	263,392	0.0
2,281,236 (1)(3)	COMM Mortgage Trust 2016-CR28 XA, 0.752%, 02/10/2049	27,682	0.0
5,725,000 (1)(2)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	5,125,846	0.3
5,117,995 (1)(2)(3)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.931%, 10/05/2030	37,993	0.0
2,792,000 (2)	CSAIL Commercial Mortgage Trust 2020-C19 E, 2.500%, 03/15/2053	1,010,054	0.1
568,000 (1)(2)	CSWF 2021-SOP2 D, 7.764%, (TSFR1M + 2.431%), 06/15/2034	464,521	0.0
1,432,000 (1)(2)	CSWF 2021-SOP2 E, 8.814%, (TSFR1M + 3.481%), 06/15/2034	1,134,860	0.1
7,759,844 (1)(2)	EQUS Mortgage Trust 2021-EQAZ C, 6.797%, (TSFR1M + 1.464%), 10/15/2038	7,534,572	0.5

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
950,488 (1)(2)	Extended Stay America Trust 2021-ESH E, 8.296%, (TSFR1M + 2.964%), 07/15/2038	$933,473	0.1
1,900,975 (1)(2)	Extended Stay America Trust 2021-ESH F, 9.146%, (TSFR1M + 3.814%), 07/15/2038	1,853,973	0.1
20,012,996 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.696%, 04/25/2030	1,590,180	0.1
2,436,016 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	187,656	0.0
9,878,000 (2)(4)	FREMF Mortgage Trust 2019-KG01 C, 0.000%, 05/25/2029	6,019,756	0.4
189,099,681 (2)(3)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	554,582	0.0
21,120,000 (2)(3)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	83,833	0.0
2,000,000 (1)(2)	FRR Re-REMIC Trust 2018-C1 B725, 2.757%, 02/27/2050	1,931,221	0.1
1,268,740 (2)(4)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	1,220,435	0.1
3,000,000 (2)(4)	GAM Re-REMIC Trust 2021-FRR1 2D, 0.000%, 11/29/2050	1,652,190	0.1
3,192,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	2,389,166	0.2
4,690,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.021%, 11/27/2050	3,570,933	0.2
2,676,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,682,072	0.1
1,815,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	1,650,697	0.1
1,850,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,586,528	0.1
2,238,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	1,589,814	0.1
1,816,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,624,901	0.1
1,849,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,560,791	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,975,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.420%, 09/27/2051	$2,167,614	0.1
2,263,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	1,994,567	0.1
2,751,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	2,395,672	0.2
2,238,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.030%, 09/27/2051	1,907,044	0.1
1,900,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,171,691	0.1
2,263,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	1,980,704	0.1
2,237,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,834,704	0.1
2,000,000 (1)(2)	GS Mortgage Securities Corp. Trust 2018-RIVR F, 7.730%, (TSFR1M + 2.397%), 07/15/2035	304,983	0.0
10,000,000 (1)(2)	GS Mortgage Securities Corp. Trust 2021-ARDN B, 7.097%, (TSFR1M + 1.764%), 11/15/2036	9,671,635	0.6
500,000 (1)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	438,309	0.0
15,228,464 (1)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.109%, 02/10/2052	665,957	0.0
40,426,644 (1)(3)	GS Mortgage Securities Trust 2019-GC40 XA, 1.211%, 07/10/2052	1,560,307	0.1
660,000	GS Mortgage Securities Trust 2019-GSA1 B, 3.511%, 11/10/2052	523,990	0.0
81,578,208 (1)(3)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.935%, 11/10/2052	3,069,808	0.2
180,000 (1)(2)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	171,980	0.0
1,972,300 (1)(2)	INTOWN Mortgage Trust 2022-STAY D, 9.466%, (TSFR1M + 4.134%), 08/15/2039	1,976,180	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,050,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 7.540%, (TSFR1M + 2.207%), 07/15/2036	$3,899,309	0.3
2,000,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.250%, 12/15/2047	1,661,242	0.1
1,300,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	996,794	0.1
5,910,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	3,605,100	0.2
3,810,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	2,329,615	0.2
675,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH E, 7.287%, (TSFR1M + 1.954%), 06/15/2038	584,606	0.0
1,000,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.171%, 11/15/2045	886,103	0.1
2,549,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.032%, 01/15/2047	2,092,531	0.1
9,560,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	6,371,715	0.4
1,300,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	658,447	0.0
1,405,000 (1)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.798%, 08/15/2047	1,259,776	0.1
43,031,818 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.058%, 10/15/2048	465,458	0.0
1,489,237 (1)(2)	KIND Trust 2021-KIND A, 6.396%, (TSFR1M + 1.064%), 08/15/2038	1,438,914	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
496,412 (1)(2)	KIND Trust 2021-KIND D, 7.746%, (TSFR1M + 2.414%), 08/15/2038	$466,088	0.0
5,000,000 (1)(2)	Life Mortgage Trust 2022-BMR2 A1, 6.627%, (TSFR1M + 1.295%), 05/15/2039	4,916,888	0.3
9,985,037 (1)(2)(3)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.956%, 03/10/2050	169,866	0.0
9,952,237 (1)(2)	Med Trust 2021-MDLN D, 7.446%, (TSFR1M + 2.114%), 11/15/2038	9,562,891	0.6
5,250,000 (1)(2)	MHP 2021-STOR F, 7.647%, (TSFR1M + 2.314%), 07/15/2038	4,999,859	0.3
3,109,307 (1)(2)	MHP 2022-MHIL E, 7.943%, (TSFR1M + 2.611%), 01/15/2027	2,931,490	0.2
4,448,742 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 0.954%, 11/15/2046	276	0.0
5,287,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,314,802	0.3
560,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	378,844	0.0
14,796,855 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.910%, 11/15/2052	355,657	0.0
11,892,913 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XA, 1.099%, 12/15/2047	70,551	0.0
30,853,901 (1)(3)	Morgan Stanley Capital I 2017-HR2 XA, 0.993%, 12/15/2050	895,268	0.1
4,841,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	2,364,875	0.2
25,660,000 (1)(2)(3)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.942%, 10/15/2051	1,887,533	0.1
22,122,722 (1)(3)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.327%, 06/15/2054	1,234,769	0.1
13,000,000 (2)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	10,769,615	0.7
7,030,000 (2)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	5,685,982	0.4

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,950,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	$4,868,138	0.3
8,960,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	7,211,602	0.5
2,190,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,698,635	0.1
2,750,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	2,021,053	0.1
2,580,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	1,887,749	0.1
3,000,000 (1)(2)	SMRT 2022-MINI E, 8.033%, (TSFR1M + 2.700%), 01/15/2039	2,848,946	0.2
859,124 (1)(2)	TTAN 2021-MHC D, 7.197%, (TSFR1M + 1.864%), 03/15/2038	838,918	0.1
21,936,506 (1)(3)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.689%, 04/15/2052	1,338,704	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 2.500%, 04/15/2054	1,113,037	0.1
19,108,390 (1)(3)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.657%, 04/15/2054	1,458,325	0.1
1,500,000 (1)(2)	WFLD Mortgage Trust 2014-MONT D, 3.880%, 08/10/2031	441,765	0.0
8,000,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.230%, 12/15/2046	7,652,277	0.5
760,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	686,755	0.0
1,900,000 (2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,437,462	0.1
	Total Commercial Mortgage-Backed Securities (Cost $318,327,079)	281,863,274	18.2
ASSET-BACKED SECURITIES: 15.9%
	Automobile Asset-Backed Securities: 0.4%
2,450,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,409,738	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
4,400,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	$4,261,027	0.3
		6,670,765	0.4
	Home Equity Asset-Backed Securities: 0.6%
2,089,119 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,598,733	0.1
2,749,134 (1)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,101,884	0.2
301,226 (1)	GSAA Home Equity Trust 2006-3 A3, 6.034%, (TSFR1M + 0.714%), 03/25/2036	160,155	0.0
1,917,207 (1)	GSAA Home Equity Trust 2006-4 4A3, 3.778%, 03/25/2036	1,197,277	0.1
831,139 (1)	GSAA Home Equity Trust 2007-1 1A1, 5.594%, (TSFR1M + 0.274%), 02/25/2037	239,083	0.0
828,402 (1)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	311,840	0.0
729,466 (1)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	399,165	0.0
345,582 (1)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 5.894%, (TSFR1M + 0.574%), 02/25/2037	304,140	0.0
3,211,044 (1)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	2,698,078	0.2
		9,010,355	0.6
	Other Asset-Backed Securities: 13.5%
2,500,000 (1)(2)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.523%, (TSFR3M + 2.212%), 04/14/2029	2,503,497	0.2
2,000,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.531%, (TSFR3M + 2.162%), 04/30/2031	1,947,946	0.1
2,700,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.638%, (TSFR3M + 2.312%), 10/20/2030	2,680,120	0.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,900,000 (1)(2)	Apidos CLO XXXIII 2020-33A CR, 7.507%, (TSFR3M + 2.162%), 10/24/2034	$2,835,652	0.2
742,500 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	692,799	0.0
303,641 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	281,305	0.0
3,000,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.797%, (TSFR1M + 1.464%), 11/15/2036	2,980,819	0.2
500,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 8.347%, (TSFR1M + 3.014%), 11/15/2036	477,328	0.0
2,500,000 (2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,224,785	0.1
2,000,000 (1)(2)	Barings CLO Ltd. 2018-3A C, 7.488%, (TSFR3M + 2.162%), 07/20/2029	1,993,332	0.1
2,000,000 (1)(2)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 7.738%, (TSFR3M + 2.412%), 04/20/2031	1,976,232	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 7.557%, (TSFR3M + 2.212%), 10/22/2030	987,958	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2015-4A CR, 7.488%, (TSFR3M + 2.162%), 04/20/2030	973,094	0.1
2,000,000 (1)(2)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 7.713%, (TSFR3M + 2.362%), 07/25/2034	1,965,200	0.1
1,250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.570%, (TSFR3M + 2.262%), 04/15/2034	1,224,661	0.1
1,871,500 (2)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	1,716,432	0.1
4,000,000 (1)(2)	Bristol Park CLO Ltd. 2016-1A CR, 7.520%, (TSFR3M + 2.212%), 04/15/2029	3,899,896	0.3
750,000 (1)(2)	Buttermilk Park CLO Ltd. 2018-1A C, 7.670%, (TSFR3M + 2.362%), 10/15/2031	735,007	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,000,000 (1)(2)	Carlyle C17 CLO Ltd. C17A BR, 7.481%, (TSFR3M + 2.112%), 04/30/2031	$981,158	0.1
1,500,000 (1)(2)	Carlyle US CLO Ltd. 2016-4A BR, 7.688%, (TSFR3M + 2.362%), 10/20/2027	1,498,893	0.1
4,600,000 (1)(2)	CARLYLE US CLO Ltd. 2017-3A BR, 7.588%, (TSFR3M + 2.262%), 07/20/2029	4,453,968	0.3
5,500,000 (1)(2)	CIFC Funding Ltd. 2019-2A CR, 7.670%, (TSFR3M + 2.362%), 04/17/2034	5,433,401	0.4
5,000,000 (1)(2)	Crown City CLO V 2023-5A B, 8.538%, (TSFR3M + 3.600%), 04/20/2034	5,012,150	0.3
747,958 (1)	CWABS Asset-Backed Certificates Trust 2005-AB2 M1, 6.139%, (TSFR1M + 0.819%), 09/25/2035	704,214	0.0
816,000 (2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	739,500	0.0
432,000 (2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	405,219	0.0
4,028,250 (2)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,116,329	0.2
3,000,000 (1)(2)	Dewolf Park CLO Ltd. 2017-1A DR, 8.420%, (TSFR3M + 3.112%), 10/15/2030	2,897,883	0.2
559,500 (2)	Domino's Pizza Master Issuer LLC 2015-1A A2II, 4.474%, 10/25/2045	537,456	0.0
1,039,500 (2)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	964,421	0.1
2,247,900 (2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,139,337	0.1
3,425,750 (2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	2,972,423	0.2
1,439,125 (2)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	1,461,861	0.1
1,184,375 (2)	DRIVEN BRANDS FUNDING LLC 2018-1A A2, 4.739%, 04/20/2048	1,144,021	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,101,000 (2)	DRIVEN BRANDS FUNDING LLC 2019-1A A2, 4.641%, 04/20/2049	$1,986,993	0.1
2,750,000 (1)(2)	Dryden 30 Senior Loan Fund 2013-30A DR, 8.226%, (TSFR3M + 2.862%), 11/15/2028	2,600,408	0.2
1,750,000 (1)(2)	Dryden 55 CLO Ltd. 2018-55A C, 7.470%, (TSFR3M + 2.162%), 04/15/2031	1,701,597	0.1
5,000,000 (1)(2)	Dryden 75 CLO Ltd. 2019-75A CR2, 7.370%, (TSFR3M + 2.062%), 04/15/2034	4,776,545	0.3
3,038,725 (2)	Five Guys Funding LLC 2017-1A A2, 4.600%, 07/25/2047	2,990,670	0.2
1,750,000 (1)(2)	Invesco US CLO Ltd. 2023-1A C, 8.520%, (TSFR3M + 3.650%), 04/22/2035	1,759,805	0.1
931,767 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	781,419	0.1
1,350,000 (1)(2)	LCM XVIII L.P. 18A CR, 7.438%, (TSFR3M + 2.112%), 04/20/2031	1,330,687	0.1
1,000,000 (1)(2)	LCM XX L.P. 20A CR, 7.538%, (TSFR3M + 2.212%), 10/20/2027	1,002,454	0.1
2,800,000 (1)(2)	LCM XXIV Ltd. 24A CR, 7.488%, (TSFR3M + 2.162%), 03/20/2030	2,774,114	0.2
784,025 (2)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	642,333	0.0
1,000,000 (1)(2)	Madison Park Funding XIII Ltd. 2014-13A CR2, 7.482%, (TSFR3M + 2.162%), 04/19/2030	998,664	0.1
2,500,000 (1)(2)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 7.457%, (TSFR3M + 2.112%), 01/22/2028	2,484,840	0.2
750,000 (1)(2)	Madison Park Funding XLI Ltd. 12A CR, 7.257%, (TSFR3M + 1.912%), 04/22/2027	748,891	0.0
1,000,000 (1)(2)	Magnetite VIII Ltd. 2014-8A CR2, 7.420%, (TSFR3M + 2.112%), 04/15/2031	988,263	0.1
2,972,100 (2)	Marlette Funding Trust 2023-1A A, 6.070%, 04/15/2033	2,967,058	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,000,000 (1)(2)	MF1 LLC 2023-FL12 A, 7.366%, (TSFR1M + 2.066%), 10/19/2038	$2,985,000	0.2
7,000,000 (1)(2)	MF1 Ltd. 2021-FL6 D, 7.995%, (TSFR1M + 2.664%), 07/16/2036	6,577,321	0.4
3,000,000 (1)(2)	MF1 Ltd. 2021-FL7 AS, 6.895%, (TSFR1M + 1.564%), 10/16/2036	2,916,655	0.2
2,000,000 (1)(2)	MF1 Ltd. 2022-FL8 A, 6.677%, (TSFR1M + 1.350%), 02/19/2037	1,977,319	0.1
1,484,887 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	1,241,881	0.1
479,066 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	431,312	0.0
610,936 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	533,350	0.0
1,080,461 (2)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	978,432	0.1
477,120 (2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	407,591	0.0
840,002 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	753,170	0.1
3,500,000 (1)(2)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 7.532%, (TSFR3M + 2.212%), 04/19/2030	3,452,127	0.2
2,300,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 7.470%, (TSFR3M + 2.162%), 10/16/2033	2,262,680	0.1
4,750,000 (1)(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A C, 7.470%, (TSFR3M + 2.162%), 10/16/2034	4,695,522	0.3
6,000,000 (1)(2)	Oaktree CLO Ltd. 2021-1A C, 7.520%, (TSFR3M + 2.212%), 07/15/2034	5,655,522	0.4
7,470,000 (1)(2)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 7.638%, (TSFR3M + 2.312%), 07/20/2030	7,432,090	0.5
4,500,000 (1)(2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 7.620%, (TSFR3M + 2.312%), 07/15/2029	4,424,427	0.3

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
600,000 (1)(2)	Octagon Investment Partners 33 Ltd. 2017-1A B, 7.438%, (TSFR3M + 2.112%), 01/20/2031	$584,783	0.0
4,500,000 (1)(2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 7.670%, (TSFR3M + 2.362%), 07/15/2029	4,442,778	0.3
1,500,000 (1)(2)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.482%, (TSFR3M + 2.162%), 07/19/2035	1,490,740	0.1
5,000,000 (1)(2)	Palmer Square CLO Ltd. 2020-3A CR, 8.576%, (TSFR3M + 3.212%), 11/15/2031	4,955,900	0.3
4,250,000 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A C, 8.041%, (TSFR3M + 2.662%), 05/20/2029	4,168,795	0.3
105,977 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.521%, 01/25/2036	103,421	0.0
2,370,375 (2)	Primrose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,206,572	0.1
1,710,000 (1)(2)	Rad CLO 1 Ltd. 2018-1A CR, 7.320%, (TSFR3M + 2.012%), 07/15/2031	1,696,060	0.1
1,600,000 (1)(2)	Rad CLO 10 Ltd. 2021-10A C, 7.357%, (TSFR3M + 2.012%), 04/23/2034	1,547,992	0.1
1,100,000 (1)(2)	Recette Clo Ltd. 2015-1A CRR, 7.338%, (TSFR3M + 2.012%), 04/20/2034	1,063,389	0.1
2,050,000 (1)(2)	Rockland Park CLO Ltd. 2021-1A C, 7.488%, (TSFR3M + 2.162%), 04/20/2034	2,007,014	0.1
3,270,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 7.720%, (TSFR3M + 2.412%), 01/15/2032	3,177,714	0.2
977,192 (2)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	974,986	0.1
1,889,875 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,718,260	0.1
824,784 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	751,526	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,080,094 (2)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	$2,686,749	0.2
1,370,703 (2)	Sunnova Helios XI Issuer LLC 2023-A B, 5.600%, 05/20/2050	1,275,716	0.1
4,590,663 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,860,357	0.3
1,774,338 (2)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,624,752	0.1
3,436,151 (2)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	2,991,560	0.2
5,511,695 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,806,023	0.3
1,047,750 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	987,153	0.1
1,000,000 (1)(2)	TCI-Flatiron Clo Ltd. 2017-1A C, 7.488%, (TSFR3M + 2.112%), 11/18/2030	998,783	0.1
2,250,000 (1)(2)	TCI-Flatiron Clo Ltd. 2018-1A CR, 7.381%, (TSFR3M + 2.012%), 01/29/2032	2,208,969	0.1
3,100,000 (1)(2)	TCW CLO Ltd. 2021-1A C, 7.488%, (TSFR3M + 2.162%), 03/18/2034	3,012,549	0.2
1,500,000 (1)(2)	Upland CLO Ltd. 2016-1A BR, 7.438%, (TSFR3M + 2.112%), 04/20/2031	1,459,902	0.1
1,310,733 (2)	Upstart Securitization Trust 2023-1 A, 6.590%, 02/20/2033	1,308,417	0.1
1,220,538 (2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,096,717	0.1
3,068,500 (2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	2,853,033	0.2
2,000,000 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.522%, (TSFR3M + 2.212%), 07/18/2031	1,978,132	0.1
		207,856,179	13.5

	Student Loan Asset-Backed Securities: 1.4%
63,570 (2)	Commonbond Student Loan Trust-GS 2018-CGS C, 4.350%, 02/25/2046	52,358	0.0
213,861 (2)	ELFI Graduate Loan Program LLC 2018-A B, 4.000%, 08/25/2042	188,957	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
563,699 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	$446,179	0.0
1,092,294 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,022,206	0.1
3,445,889 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	3,163,188	0.2
4,000,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,367,388	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	916,452	0.1
1,000,000 (1)(2)	Sofi Professional Loan Program LLC 2017-C C, 4.210%, 07/25/2040	870,080	0.0
2,000,000 (2)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	1,692,027	0.1
3,000,000 (2)	Sofi Professional Loan Program LLC 2019-C BFX, 3.050%, 11/16/2048	2,434,331	0.2
2,004,195 (1)(2)	SoFi Professional Loan Program LLC 2017-A B, 3.440%, 03/26/2040	1,917,454	0.1
1,000,000 (1)(2)	SoFi Professional Loan Program LLC 2017-A C, 4.430%, 03/26/2040	909,135	0.1
1,000,000 (2)	SoFi Professional Loan Program LLC 2017-E C, 4.160%, 11/26/2040	896,829	0.1
1,000,000 (2)	Sofi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	878,367	0.0
4,400,000 (2)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	3,301,605	0.2
		22,056,556	1.4
	Total Asset-Backed Securities (Cost $260,188,023)	245,593,855	15.9

BANK LOANS: 8.5%
	Aerospace & Defense: 0.1%
150,000	Barnes Group Inc, Term Loan B, 8.882%, (US0006M+3.000%), 09/03/2030	150,402	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Aerospace & Defense: (continued)
139,650	Dynasty Acquisition Co., Inc., 2023 Term Loan B1, 9.882%, (US0006M+4.000%), 08/24/2028	$139,598	0.0
59,850	Dynasty Acquisition Co., Inc., 2023 Term Loan B2, 9.882%, (US0006M+4.000%), 08/24/2028	59,828	0.0
1,234,268	Peraton Corp., Term Loan B, 8.953%, (US0006M+3.750%), 02/01/2028	1,232,597	0.1
		1,582,425	0.1
	Air Transport: 0.2%
246,875	Air Canada, 2021 Term Loan B, 9.382%, (US0006M+3.500%), 08/11/2028	247,404	0.0
777,518	LaserShip, Inc., 2021 Term Loan, 9.693%, (US0006M+4.500%), 05/08/2028	726,332	0.1
1,175,803	United Airlines, Inc., 2021 Term Loan B, 9.292%, (US0006M+3.750%), 04/21/2028	1,183,419	0.1
462,650	Worldwide Express Operations, LLC, 2021 1st Lien Term Loan, 9.504%, (TSFR3M+4.000%), 07/26/2028	456,096	0.0
170,000	Worldwide Express Operations, LLC, 2021 2nd Lien Term Loan, 12.504%, (TSFR3M+7.000%), 07/26/2029	144,925	0.0
		2,758,176	0.2
	Auto Components: 0.1%
650,000	American Axle and Manufacturing, Inc., 2022 Term Loan B, 9.382%, (US0006M+3.500%), 12/13/2029	647,969	0.1
524,379	Holley Purchaser, Inc., 2021 Term Loan, 9.184%, (US0006M+3.750%), 11/17/2028	507,533	0.0
322,575	RC Buyer, Inc., 2021 Term Loan, 9.004%, (US0006M+3.500%), 07/28/2028	313,704	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Auto Components: (continued)
298,310	RealTruck Group, Inc., 2021 Term Loan B, 8.967%, (US0006M+3.750%), 01/31/2028	$285,756	0.0
		1,754,962	0.1
	Automotive: 0.1%
396,947	Belron Finance US LLC, 2021 USD Term Loan B, 7.800%, (US0006M+2.425%), 04/13/2028	396,760	0.0
489,848	Bombardier Recreational Products, Inc., 2020 Term Loan, 7.203%, (US0006M+2.000%), 05/24/2027	487,297	0.1
344,951	IXS Holdings, Inc., 2020 Term Loan B, 9.479%, (US0006M+4.250%), 03/05/2027	284,369	0.0
326,417	MajorDrive Holdings IV LLC, Term Loan B, 9.500%, (US0006M+4.000%), 06/01/2028	323,969	0.0
218,217	Wand NewCo 3, Inc., 2020 Term Loan, 7.413%, (US0006M+2.750%), 02/05/2026	218,135	0.0
		1,710,530	0.1
	Basic Materials: 0.2%
200,000	Arsenal AIC Parent LLC, Term Loan, 10.382%, (US0006M+4.500%), 08/18/2030	199,950	0.0
498,750	INEOS Quattro Holdings UK Ltd, 2023 USD Term Loan, 9.632%, (US0006M+3.750%), 03/14/2030	498,127	0.0
708,225	Ineos US Finance LLC, 2023 USD Term Loan B, 8.753%, (US0006M+3.500%), 02/18/2030	704,684	0.1
643,500	IRIS Holdings Inc., Term Loan, 9.895%, (US0006M+4.750%), 06/15/2028	601,472	0.1
603,488	Starfruit Finco B.V, 2023 Term Loan B, 8.990%, (US0006M+4.000%), 04/03/2028	597,075	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Basic Materials: (continued)
375,089	U.S. Silica Company, 2023 Term Loan B, 9.953%, (US0006M+4.750%), 03/16/2030	$376,361	0.0
		2,977,669	0.2
	Building & Development: 0.1%
498,721	Cornerstone Building Brands, Inc., 2021 Term Loan B, 9.132%, (US0006M+3.250%), 04/12/2028	486,721	0.0
249,362	LBM Acquisition LLC, Term Loan B, 9.632%, (US0006M+3.750%), 12/17/2027	244,148	0.0
739,921	LHS Borrower, LLC, 2022 Term Loan B, 9.953%, (US0006M+4.750%), 02/16/2029	677,953	0.1
444,218	Standard Industries Inc., 2021 Term Loan B, 7.692%, (US0006M+2.500%), 09/22/2028	444,858	0.0
249,361	Wilsonart LLC, 2021 Term Loan E, 9.132%, (US0006M+3.250%), 12/31/2026	249,018	0.0
		2,102,698	0.1
	Business Equipment & Services: 0.1%
471,588	Ensono, LP, 2021 Term Loan, 9.288%, (US0006M+4.000%), 05/26/2028	455,745	0.0
750,000	Garda World Security Corporation, 2021 Term Loan B, 9.427%, (US0006M+4.250%), 10/30/2026	751,219	0.0
813,850	Open Text Corporation, 2023 Term Loan B, 8.632%, (US0006M+2.750%), 01/31/2030	814,613	0.1
1,249	West Corporation, 2023 Term Loan B3, 9.882%, (US0006M+4.000%), 10/10/2024	1,196	0.0
		2,022,773	0.1
	Chemicals & Plastics: 0.2%
535,599	Charter NEX US, Inc., 2021 Term Loan, 8.967%, (US0006M+3.750%), 12/01/2027	531,344	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Chemicals & Plastics: (continued)
115,000	CPC Acquisition Corp, Second Lien Term Loan, 13.254%, (US0006M+7.750%), 12/29/2028	$61,525	0.0
200,000	CPC Acquisition Corp, Term Loan, 9.254%, (US0006M+3.750%), 12/29/2027	166,000	0.0
99,746	GEON Performance Solutions, LLC, 2021 Term Loan, 10.382%, (US0006M+4.500%), 08/18/2028	98,748	0.0
418,006	Ineos US Finance LLC, 2021 USD Term Loan B, 7.584%, (US0006M+2.500%), 11/08/2028	414,983	0.0
367,509	Lonza Group AG, USD Term Loan B, 9.267%, (US0006M+3.925%), 07/03/2028	327,083	0.0
693,806	LSF11 A5 Holdco LLC, Term Loan, 8.717%, (US0006M+3.500%), 10/15/2028	677,328	0.1
149,619	Olympus Water US Holding Corporation, 2021 USD Term Loan B, 9.632%, (US0006M+3.750%), 11/09/2028	147,956	0.0
458,768	PQ Corporation, 2021 Term Loan B, 7.645%, (US0006M+2.500%), 06/09/2028	457,836	0.0
149,619	Sparta U.S. HoldCo LLC, 2021 Term Loan, 9.132%, (US0006M+3.250%), 08/02/2028	149,114	0.0
300,000	Tronox Finance LLC, 2021 Term Loan B, 7.443%, (US0006M+2.500%), 09/22/2024	295,250	0.0
		3,327,167	0.2
	Clothing/Textiles: 0.0%
264,338	Samsonite International S.A., 2023 Term Loan, 7.826%, (US0006M+2.750%), 06/21/2030	265,108	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Commodities: 0.3%
488,550	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 7.203%, (US0006M+2.000%), 01/15/2027	$488,677	0.0
586,009	Core & Main LP, 2021 Term Loan B, 7.686%, (US0006M+2.500%), 08/01/2024	586,814	0.1
427,924	Foundation Building Materials Holding Company LLC, 2021 Term Loan, 8.523%, (US0006M+3.250%), 01/31/2028	424,358	0.0
695,000	Setanta Aircraft Leasing Designated Activity Compa, Term Loan B, 7.538%, (US0006M+2.000%), 11/05/2028	695,760	0.1
432,781	Specialty Building Products Holdings, LLC, 2021 Term Loan B, 8.443%, (US0006M+3.750%), 10/15/2028	428,453	0.0
250,000	SRS Distribution Inc., 2021 Term Loan B, 9.382%, (US0006M+3.500%), 06/04/2028	247,969	0.0
792,543	White Cap Buyer LLC, Term Loan B, 8.853%, (US0006M+3.750%), 10/19/2027	792,093	0.1
175,000	Windsor Holdings III, LLC, USD Term Loan B, 9.580%, (TSFR1M+4.500%), 08/01/2030	174,417	0.0
324,458	Yak Access, LLC, 2023 Term Loan, 11.815%, (TSFR3M+6.400%), 03/10/2028	288,768	0.0
		4,127,309	0.3
	Communications: 0.2%
373,956	AP Core Holdings II, LLC, Amortization Term Loan B1, 10.693%, (US0006M+5.500%), 09/01/2027	364,139	0.0
843,411	Charter Communications Operating, LLC, 2019 Term Loan B2, 6.795%, (US0006M+1.750%), 02/01/2027	843,459	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Communications: (continued)
302,265	CommScope, Inc., 2019 Term Loan B, 8.443%, (US0006M+3.250%), 04/04/2026	$276,824	0.0
449,313	Crown Subsea Communications Holding,Inc., 2023 Incremental Term Loan, 10.525%, (US0006M+5.250%), 04/27/2027	451,419	0.0
210,220	Global Tel*Link Corporation, 2018 1st Lien Term Loan, 9.453%, (US0006M+4.250%), 05/21/2020	204,589	0.0
397,005	Go Daddy Operating Company, LLC, 2022 Term Loan B5, 8.103%, (US0006M+2.500%), 11/09/2029	397,811	0.0
250,000	I-Logic Technologies Bidco Limited, 2021 USD Term Loan B, 9.882%, (US0006M+4.000%), 02/16/2028	247,250	0.0
491,288	Uber Technologies, Inc., 2023 Term Loan B, 8.014%, (US0006M+2.750%), 03/04/2030	491,779	0.1
		3,277,270	0.2
	Consumer, Cyclical: 0.2%
364,091	Ascend Learning, LLC, 2021 Term Loan, 8.584%, (US0006M+3.500%), 12/10/2028	347,707	0.0
363,824	BIFM CA Buyer Inc., Term Loan B, 8.717%, (US0006M+3.500%), 06/01/2026	363,596	0.0
519,902	Cengage Learning, Inc., 2021 Term Loan B, 9.880%, (US0006M+4.750%), 07/14/2026	518,278	0.0
829,000	Clarios Global LP, 2023 Incremental Term Loan, 8.853%, (US0006M+3.750%), 05/04/2030	829,104	0.1
421,814	GVC Holdings (Gibraltar) Limited, 2022 Term Loan B, 8.437%, (US0006M+3.500%), 10/31/2029	422,077	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
80,000	RealTruck Group, Inc., 2023 Incremental Term Loan, 10.882%, (US0006M+5.000%), 01/31/2028	$78,400	0.0
702,900	Stars Group Holdings B.V. (The), 2022 USD Term Loan B, 8.489%, (US0006M+3.250%), 07/22/2028	704,086	0.1
		3,263,248	0.2
	Consumer, Non-cyclical: 0.2%
309,197	Bausch & Lomb Corporation, Term Loan, 8.592%, (US0006M+3.250%), 05/10/2027	300,749	0.0
462,675	Covetrus, Inc., Term Loan, 10.242%, (US0006M+5.000%), 10/15/2029	459,205	0.1
64,837	Fugue Finance B.V., 2023 USD Term Loan B, 9.764%, (US0006M+4.000%), 01/25/2028	64,968	0.0
274,313	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 8.584%, (US0006M+3.500%), 02/08/2028	272,599	0.0
385,000	KUEHG Corp., 2023 Term Loan, 10.239%, (US0006M+5.000%), 06/12/2030	386,155	0.0
423,219	Nielsen Consumer Inc., 2023 USD Fifth Amendment Incremental Term Loan, 12.132%, (US0006M+6.250%), 03/05/2028	405,232	0.0
266,858	Sabre GLBL Inc., 2022 1st Lien Term Loan B, 10.203%, (US0006M+5.000%), 06/30/2028	236,336	0.0
255,000	Spring Education Group, Inc., Term Lan, 9.799%, (TSFR3M+4.500%), 09/25/2030	251,813	0.0
669,938	Sunshine Investments B.V., 2022 USD Term Loan, 9.336%, (US0006M+4.250%), 07/12/2029	670,775	0.1
		3,047,832	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Containers & Glass Products: 0.3%
331,608	Altium Packaging LLC, 2021 Term Loan B, 7.943%, (US0006M+2.750%), 02/03/2028	$329,062	0.0
622,125	Clydesdale Acquisition Holdings Inc, Term Loan, 9.378%, (US0006M+4.175%), 04/13/2029	614,438	0.1
170,863	Plastipak Packaging, Inc., 2021 Term Loan B, 7.750%, (US0006M+2.500%), 12/01/2028	171,107	0.0
250,000	Plaze, Inc., 2020 Incremental Term Loan, 9.632%, (US0006M+3.750%), 08/03/2026	242,188	0.0
633,713	Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan, 9.291%, (US0006M+4.000%), 10/02/2028	391,634	0.0
205,000	Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 12.116%, (US0006M+6.750%), 10/01/2029	65,942	0.0
549,553	Pro Mach Group, Inc., 2021 Term Loan B, 9.193%, (US0006M+4.000%), 08/31/2028	550,927	0.1
2,768	Proampac PG Borrower LLC, 2020 Term Loan, 8.977%, (US0006M+3.750%), 11/03/2025	2,757	0.0
290,000	Proampac PG Borrower LLC, 2023 Term Loan, 10.382%, (US0006M+4.500%), 11/03/2028	288,731	0.0
465,136	Reynolds Consumer Products LLC, Term Loan, 6.834%, (US0006M+1.750%), 02/04/2027	465,136	0.1
342,364	Reynolds Group Holdings Inc., 2021 Term Loan B, 8.467%, (US0006M+3.250%), 09/24/2028	342,364	0.0
232,654	TricorBraun Holdings, Inc., 2021 Term Loan, 8.467%, (US0006M+3.250%), 03/03/2028	228,680	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Containers & Glass Products: (continued)
361,925	Trident TPI Holdings, Inc., 2021 Term Loan B3, 9.538%, (US0006M+4.000%), 09/15/2028	$361,218	0.0
		4,054,184	0.3
	Electronics/Electrical: 0.2%
248,741	Altar Bidco, Inc., 2021 Term Loan, 8.142%, (SOFRRATE+3.100%), 02/01/2029	248,274	0.0
378,760	Chamberlain Group Inc, Term Loan B, 8.453%, (US0006M+3.250%), 11/03/2028	373,828	0.0
199,621	Creation Technologies Inc., 2021 Term Loan, 10.723%, (US0006M+5.500%), 10/05/2028	189,640	0.0
160,000	DG Investment Intermediate Holdings 2, Inc., 2021 2nd Lien Term Loan, 11.967%, (US0006M+6.750%), 03/30/2029	142,150	0.0
446,932	DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 8.967%, (US0006M+3.750%), 03/31/2028	440,899	0.0
334,779	II-VI Incorporated, 2021 Term Loan B, 7.967%, (US0006M+2.750%), 06/29/2029	334,988	0.0
489,394	Illuminate Merger Sub Corp., Term Loan, 8.476%, (US0006M+3.000%), 07/21/2028	481,564	0.1
789,973	Ingram Micro Inc., 2021 Term Loan B, 9.044%, (US0006M+3.000%), 06/30/2028	791,807	0.1
200,000	NAVEX TopCo, Inc., 2018 1st Lien Term Loan, 9.132%, (US0006M+3.250%), 09/05/2025	199,950	0.0
99,451	Project Boost Purchaser, LLC, 2019 Term Loan B, 9.382%, (US0006M+3.500%), 05/30/2026	99,444	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Electronics/Electrical: (continued)
149,615	Weld North Education, LLC, 2021 Term Loan B, 9.632%, (US0006M+3.750%), 12/21/2027	$147,122	0.0
		3,449,666	0.2
	Energy: 0.1%
402,975	Brazos Delaware II, LLC, 2023 Term Loan B, 8.896%, (US0006M+3.750%), 02/11/2030	401,632	0.0
622,695	Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 8.539%, (US0006M+3.250%), 10/05/2028	623,707	0.1
288,890	Profrac Services, LLC, 2022 Term Loan, 12.410%, (US0006M+7.250%), 03/04/2025	289,973	0.0
		1,315,312	0.1
	Equipment Leasing: 0.0%
79,663	Rent-A-Center, Inc., 2021 First Lien Term Loan B, 8.563%, (US0006M+3.250%), 02/17/2028	79,601	0.0

	Financial: 0.5%
232,616	AmWINS Group, Inc., 2023 Incremental Term Loan B, 7.834%, (US0006M+2.750%), 02/19/2028	232,865	0.0
290,000	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 11.688%, (US0006M+6.500%), 08/02/2029	276,950	0.0
515,991	AqGen Island Holdings, Inc., Term Loan, 8.693%, (US0006M+3.500%), 08/02/2028	512,444	0.0
384,898	Aretec Group, Inc., 2018 Term Loan, 9.334%, (US0006M+4.250%), 10/01/2025	385,319	0.0
558,600	Castlelake Aviation Limited, Term Loan B, 8.302%, (US0006M+2.750%), 10/22/2026	558,644	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
681,496	Citadel Securities LP, 2023 Term Loan B, 8.382%, (US0006M+2.500%), 07/28/2030	$680,963	0.1
255,000	Cushman & Wakefield U.S. Borrower, LLC, 2023 Term Loan B, 9.882%, (US0006M+4.000%), 01/31/2030	253,406	0.0
935,022	Edelman Financial Center, LLC, 2021 Term Loan B, 8.943%, (US0006M+3.500%), 05/23/2025	927,015	0.1
132,361	Focus Financial Partners, LLC, 2021 Term Loan, 7.603%, (US0006M+2.500%), 06/30/2028	132,149	0.0
170,000	Focus Financial Partners, LLC, 2023 Term Loan B6, 8.580%, (US0006M+3.500%), 06/30/2028	170,106	0.0
300,000	GTCR W Merger Sub LLC, USD Term Loan B, 8.299%, (TSFR3M+3.000%), 09/20/2030	300,118	0.0
254,732	HighTower Holdings LLC, 2021 Term Loan B, 9.150%, (US0006M+4.000%), 04/21/2028	254,095	0.0
992,500	HUB International Limited, 2022 Term Loan B, 9.072%, (US0006M+4.000%), 11/10/2029	995,153	0.1
289,275	IMA Financial Group, Inc., 2023 Incremental Term Loan, 9.439%, (US0006M+4.250%), 11/01/2028	288,371	0.0
561,998	Jane Street Group, LLC, 2021 Term Loan, 7.967%, (US0006M+2.750%), 01/26/2028	561,178	0.1
208,950	RHP Hotel Properties, LP, 2023 Term Loan B, 7.853%, (US0006M+2.750%), 05/20/2030	209,760	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
496,241	USI, Inc., 2022 Incremental Term Loan, 8.992%, (US0006M+3.750%), 11/22/2029	$496,628	0.0
368,750	VFH Parent LLC, 2022 Term Loan B, 8.189%, (US0006M+3.000%), 01/13/2029	366,906	0.0
228,850	Walker & Dunlop, Inc., 2023 Incremental Term Loan B, 8.203%, (US0006M+3.000%), 12/18/2028	229,708	0.0
		7,831,778	0.5
	Financial Intermediaries: 0.0%
767,651	Advisor Group, Inc., 2023 Term Loan B, 10.382%, (US0006M+4.500%), 08/17/2028	768,930	0.0

	Food Products: 0.2%
482,278	8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 8.967%, (US0006M+3.750%), 10/01/2025	462,586	0.0
676,200	8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 9.834%, (US0006M+4.750%), 10/01/2025	650,842	0.1
285,000	BCPE North Star US HoldCo 2, Inc., 2021 2nd Lien Term Loan, 12.788%, (US0006M+7.250%), 06/10/2029	233,344	0.0
74,809	BCPE North Star US HoldCo 2, Inc., Term Loan, 9.882%, (US0006M+4.000%), 06/09/2028	67,515	0.0
153,246	CHG PPC Parent LLC, 2021 Term Loan, 8.239%, (US0006M+3.000%), 12/08/2028	152,576	0.0
401,853	IRB Holding Corp, 2022 Term Loan B, 8.203%, (US0006M+3.000%), 12/15/2027	400,792	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Food Products: (continued)
469,063	Primary Products Finance LLC, Term Loan, 9.040%, (US0006M+4.000%), 04/02/2029	$468,293	0.1
		2,435,948	0.2
	Food/Drug Retailers: 0.0%
657,609	US Foods, Inc., 2019 Term Loan B, 7.193%, (US0006M+2.000%), 09/13/2026	658,549	0.0

	Health Care: 0.7%
248,866	Accelerated Health Systems, LLC, 2022 Term Loan B, 9.642%, (US0006M+4.250%), 02/15/2029	209,545	0.0
609,142	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 8.584%, (US0006M+3.500%), 05/04/2025	599,815	0.0
749,588	Athenahealth Group, Inc., 2022 Term Loan, 8.589%, (US0006M+3.250%), 02/15/2029	737,095	0.1
715,400	CHG Healthcare Services Inc., 2021 Term Loan, 8.443%, (US0006M+3.250%), 09/30/2028	713,164	0.1
149,620	Embecta Corp, Term Loan B, 8.882%, (US0006M+3.000%), 03/30/2029	146,890	0.0
290,693	Gloves Buyer, Inc., 2021 Term Loan, 9.217%, (US0006M+4.000%), 12/29/2027	282,699	0.0
432,353	Hunter Holdco 3 Limited, USD Term Loan B, 9.592%, (US0006M+4.250%), 08/19/2028	431,993	0.0
262,642	ICON Luxembourg S.A.R.L., LUX Term Loan, 7.754%, (US0006M+2.250%), 07/03/2028	262,861	0.0
988,372	Jazz Financing Lux S.a.r.l., USD Term Loan, 8.864%, (US0006M+3.500%), 05/05/2028	989,127	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Health Care: (continued)
542,186	Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 8.614%, (US0006M+3.250%), 11/01/2028	$526,191	0.0
1,041,613	Medline Borrower, LP, USD Term Loan B, 8.353%, (US0006M+3.250%), 10/21/2028	1,040,311	0.1
249,364	MPH Acquisition Holdings LLC, 2021 Term Loan B, 10.132%, (US0006M+4.250%), 09/01/2028	234,714	0.0
150,000	National Mentor Holdings, Inc., 2021 2nd Lien Term Loan, 12.592%, (US0006M+7.250%), 03/02/2029	105,000	0.0
542,279	National Mentor Holdings, Inc., 2021 Term Loan, 8.981%, (US0006M+3.750%), 03/02/2028	489,633	0.0
23,743	National Mentor Holdings, Inc., 2021 Term Loan C, 9.092%, (US0006M+3.750%), 03/02/2028	21,438	0.0
250,000	Pacific Dental Services, LLC, 2021 Term Loan, 8.704%, (US0006M+3.500%), 05/05/2028	249,844	0.0
65,437	PRA Health Sciences, Inc., US Term Loan, 7.754%, (US0006M+2.250%), 07/03/2028	65,492	0.0
200,000	Press Ganey Holdings, Inc., 2022 Incremental Term Loan, 9.632%, (US0006M+3.750%), 07/24/2026	193,625	0.0
498,750	Select Medical Corporation, 2023 Term Loan B1, 8.882%, (US0006M+3.000%), 03/06/2027	498,905	0.0
635,000	Sotera Health Holdings, LLC, 2021 Term Loan, 8.023%, (US0006M+2.750%), 12/11/2026	633,710	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Health Care: (continued)
195,000	Star Parent, Inc., 2023 Term Loan B, 9.882%, (US0006M+4.000%), 09/19/2030	$190,913	0.0
732,544	Surgery Center Holdings, Inc., 2021 Term Loan, 8.896%, (US0006M+3.750%), 08/31/2024	733,962	0.1
715,627	Verscend Holding Corp., 2021 Term Loan B, 9.217%, (US0006M+4.000%), 08/27/2025	716,801	0.1
		10,073,728	0.7
	Home Furnishings: 0.1%
652,897	APX Group, Inc., 2021 Term Loan B, 8.461%, (US0006M+3.250%), 07/10/2028	653,668	0.1
243,873	Restoration Hardware, Inc., Term Loan B, 7.693%, (US0006M+2.500%), 10/20/2028	234,820	0.0
259,939	Weber-Stephen Products LLC, Term Loan B, 8.467%, (US0006M+3.250%), 10/30/2027	236,104	0.0
		1,124,592	0.1
	Industrial: 0.7%
257,889	ADS Tactical, Inc., 2021 Term Loan B, 10.943%, (US0006M+5.750%), 03/19/2026	253,375	0.0
206,908	AlixPartners, LLP, 2021 USD Term Loan B, 7.717%, (US0006M+2.750%), 02/04/2028	207,009	0.0
764,400	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.953%, (US0006M+3.750%), 05/14/2028	739,947	0.1
518,443	Amentum Government Services Holdings LLC, 2022 Term Loan, 9.147%, (US0006M+4.000%), 02/15/2029	512,610	0.1
149,625	Aramark Services, Inc., 2023 Term Loan B6, 7.717%, (US0006M+2.500%), 06/22/2030	149,563	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
433,677	Belfor Holdings Inc., Term Loan B, 9.192%, (US0006M+4.000%), 04/04/2026	$434,490	0.0
820,363	Berry Global, Inc., 2021 Term Loan Z, 6.972%, (US0006M+1.750%), 07/01/2026	821,260	0.1
388,050	Chart Industries, Inc., 2023 Term Loan B, 8.941%, (US0006M+3.750%), 03/17/2030	389,021	0.0
249,356	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 9.632%, (US0006M+3.750%), 04/09/2027	244,161	0.0
258,807	Emrld Borrower LP, Term Loan B, 8.264%, (US0006M+3.000%), 05/31/2030	258,767	0.0
366	Foley Products Company, LLC, 2021 Term Loan, 10.142%, (US0006M+4.750%), 12/29/2028	366	0.0
226,305	Garda World Security Corporation, 2022 Term Loan B, 9.327%, (US0006M+4.250%), 02/01/2029	226,527	0.0
184,075	LSF11 Trinity Bidco, Inc., Term Loan, 9.647%, (US0006M+4.500%), 06/14/2030	184,075	0.0
200,000	NCR Atleos LLC, Term Loan B, 10.632%, (US0006M+4.750%), 03/27/2029	192,875	0.0
75,000	Pre-Paid Legal Services, Inc., 2021 2nd Lien Term Loan, 12.193%, (US0006M+7.000%), 12/14/2029	68,813	0.0
348,194	Pre-Paid Legal Services, Inc., 2021 Term Loan, 8.943%, (US0006M+3.500%), 12/15/2028	345,328	0.0
974,692	Prime Security Services Borrower, LLC, 2021 Term Loan, 7.943%, (US0006M+2.750%), 09/23/2026	974,581	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
156,335	Project Castle, Inc., Term Loan B, 10.412%, (US0006M+5.500%), 06/01/2029	$139,139	0.0
496,222	Quikrete Holdings, Inc., 2021 Term Loan B1, 8.217%, (US0006M+2.750%), 03/18/2029	497,307	0.1
254,327	Rockwood Service Corporation, 2020 Term Loan, 9.882%, (US0006M+4.000%), 01/23/2027	255,535	0.0
444,314	Smyrna Ready Mix Concrete, LLC, Term Loan B, 9.337%, (US0006M+4.250%), 04/02/2029	445,980	0.0
378,648	St. George Warehousing & Trucking Co. of Californi, 2022 Term Loan, 11.392%, (US0006M+6.000%), 03/24/2028	346,463	0.0
487,006	Trans Union, LLC, 2019 Term Loan B5, 6.953%, (US0006M+1.750%), 11/16/2026	487,031	0.0
1,033,170	Trans Union, LLC, 2021 Term Loan B6, 7.467%, (US0006M+2.250%), 12/01/2028	1,034,362	0.1
744,375	TransDigm, Inc., 2022 Term Loan H, 8.492%, (US0006M+3.250%), 02/22/2027	746,060	0.1
265,900	Tutor Perini Corporation, Term Loan B, 10.254%, (US0006M+4.750%), 08/18/2027	254,599	0.0
150,000	VT Topco, Inc., 2023 Term Loan B, 10.132%, (US0006M+4.250%), 08/10/2030	150,063	0.0
		10,359,307	0.7
	Industrial Equipment: 0.3%
284,925	Albion Financing 3 SARL, USD Term Loan, 10.523%, (US0006M+5.250%), 08/17/2026	285,756	0.0
464,435	Alliance Laundry Systems LLC, Term Loan B, 8.559%, (US0006M+3.500%), 10/08/2027	464,855	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial Equipment: (continued)
480,459	American Trailer World Corp., Term Loan B, 8.855%, (US0006M+3.750%), 03/03/2028	$462,842	0.0
199,523	ASP Blade Holdings, Inc, Initial Term Loan, 9.882%, (US0006M+4.000%), 10/13/2028	176,827	0.0
519,400	Conair Holdings, LLC, Term Loan B, 9.288%, (US0006M+3.750%), 05/17/2028	497,975	0.1
412,925	Filtration Group Corporation, 2023 USD Term Loan, 9.326%, (US0006M+4.250%), 10/21/2028	413,570	0.0
510,571	Gates Global LLC, 2021 Term Loan B3, 7.703%, (US0006M+2.500%), 03/31/2027	510,012	0.1
150,000	LSF12 Badger Bidco LLC, Term Loan B, 11.882%, (US0006M+6.000%), 09/02/2030	149,813	0.0
492,177	Titan Acquisition Limited, 2018 Term Loan B, 8.731%, (US0006M+3.000%), 03/28/2025	488,527	0.0
652,223	Vertical US Newco Inc, Term Loan B, 8.602%, (US0006M+3.500%), 07/30/2027	651,543	0.1
		4,101,720	0.3
	Insurance: 0.4%
541,801	Acrisure, LLC, 2020 Term Loan B, 8.693%, (US0006M+3.500%), 11/22/2023	535,283	0.1
455,313	Acrisure, LLC, 2021 First Lien Term Loan B, 9.428%, (US0006M+4.250%), 02/15/2027	455,028	0.0
488,437	Alliant Holdings Intermediate, LLC, 2021 Term Loan B4, 8.650%, (US0006M+3.500%), 11/05/2027	488,160	0.0
344,365	AssuredPartners, Inc., 2020 Term Loan B, 8.717%, (US0006M+3.500%), 02/13/2027	344,211	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance: (continued)
226,126	AssuredPartners, Inc., 2021 Term Loan B, 8.584%, (US0006M+3.500%), 02/12/2027	$225,891	0.0
379,225	AssuredPartners, Inc., 2022 Term Loan, 8.603%, (US0006M+3.500%), 02/13/2027	378,830	0.0
489,768	Broadstreet Partners, Inc., 2020 Term Loan B, 7.943%, (US0006M+3.000%), 01/27/2027	488,106	0.0
388,861	NFP Corp., 2020 Term Loan, 8.467%, (US0006M+3.250%), 01/08/2024	384,688	0.0
564,964	OneDigital Borrower LLC, 2021 Term Loan, 9.453%, (US0006M+4.250%), 11/16/2027	565,317	0.1
497,787	Ryan Specialty Group, LLC, Term Loan, 8.882%, (US0006M+3.000%), 09/01/2027	498,772	0.1
805,935	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 8.853%, (US0006M+3.750%), 02/24/2028	805,054	0.1
101,333	USI, Inc., 2023 Acquisition Term Loan, 9.132%, (US0006M+3.250%), 09/29/2030	101,291	0.0
202,667	USI, Inc., 2023 Refi Term Loan, 9.132%, (US0006M+3.250%), 09/29/2030	202,920	0.0
		5,473,551	0.4
	Leisure Good/Activities/Movies: 0.2%
389,302	24 Hour Fitness Worldwide, Inc., 2021 Delayed Draw Term Loan, 14.476%, (US0006M+9.000%), 08/26/2024	330,907	0.0
414,951	24 Hour Fitness Worldwide, Inc., 2021 Exit Delayed Draw Term Loan, 17.655%, (US0006M+14.000%), 09/29/2026	217,849	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/Movies: (continued)
1,072,746	Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 8.693%, (US0006M+3.500%), 08/17/2028	$1,075,428	0.1
203,975	Cinemark USA, Inc., 2023 Term Loan B, 8.834%, (US0006M+3.750%), 05/24/2030	204,145	0.0
125,234	Fender Musical Instruments Corporation, 2021 Term Loan B, 9.882%, (US0006M+4.000%), 12/01/2028	122,416	0.0
560,265	Hayward Industries, Inc., 2021 Term Loan, 7.967%, (US0006M+2.750%), 05/30/2028	556,588	0.1
489,975	Playtika Holding Corp, 2021 Term Loan, 7.943%, (US0006M+2.750%), 03/11/2028	490,067	0.0
370,000	Renaissance Holding Corp., 2023 Refi Term Loan, 9.834%, (US0006M+4.750%), 04/09/2021	367,611	0.0
		3,365,011	0.2
	Lodging & Casinos: 0.3%
500,000	1011778 B.C. Unlimited Liability Company, 2023 Term Loan B5, 8.132%, (US0006M+2.250%), 09/12/2030	499,115	0.0
712,770	Ballys Corporation, 2021 Term Loan B, 8.396%, (US0006M+3.250%), 10/02/2028	700,126	0.1
149,620	Century Casinos, Inc, 2022 Term Loan, 11.882%, (US0006M+6.000%), 04/02/2029	146,254	0.0
641,484	Fertitta Entertainment, LLC, 2022 Term Loan B, 9.103%, (US0006M+4.000%), 01/27/2029	636,236	0.0
478,660	Flynn Restaurant Group LP, 2021 Term Loan B, 9.467%, (US0006M+4.250%), 12/01/2028	477,413	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos: (continued)
255,000	Golden Entertainment, Inc., 2023 Term Loan B, 7.939%, (US0006M+2.750%), 05/28/2030	$255,000	0.0
732,525	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8.239%, (US0006M+3.000%), 08/02/2028	733,784	0.1
409,606	Scientific Games Holdings LP, 2022 USD Term Loan B, 8.421%, (US0006M+3.500%), 04/04/2029	407,757	0.0
691,250	Scientific Games International, Inc., 2022 USD Term Loan, 8.248%, (US0006M+3.000%), 04/14/2029	691,682	0.1
488,494	Station Casinos LLC, 2020 Term Loan B, 7.450%, (US0006M+2.250%), 02/08/2027	488,216	0.0
99,746	Whatabrands LLC, 2021 Term Loan B, 8.882%, (US0006M+3.000%), 08/03/2028	99,511	0.0
		5,135,094	0.3
	Mortgage REITs: 0.0%
149,616	Blackstone Mortgage Trust, Inc., 2021 Term Loan B2, 8.632%, (US0006M+2.750%), 04/23/2026	147,746	0.0

	Oil & Gas: 0.1%
155,000	GIP Pilot Acquisition Partners LP, Term Loan, 8.882%, (US0006M+3.000%), 09/18/2030	154,806	0.0
204,480	Medallion Midland Acquisition, LLC, 2021 Term Loan, 9.632%, (US0006M+3.750%), 10/18/2028	205,042	0.0
548,344	TransMontaigne Operating Company L.P., Term Loan B, 8.698%, (US0006M+3.500%), 11/17/2028	546,973	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Oil & Gas: (continued)
598,184	Traverse Midstream Partners LLC, 2017 Term Loan, 8.937%, (US0006M+3.750%), 02/16/2028	$598,433	0.1
		1,505,254	0.1
	Radio & Television: 0.2%
534,600	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, 8.703%, (US0006M+3.500%), 12/21/2028	534,457	0.1
248,721	CMG Media Corporation, 2021 Term Loan, 8.842%, (US0006M+3.500%), 12/17/2026	229,445	0.0
2,764,859	Diamond Sports Group, LLC, 2022 2nd Lien Term Loan, 8.330%, (US0006M+5.250%), 08/24/2026	69,122	0.0
892,061	DirecTV Financing, LLC, Term Loan, 10.217%, (US0006M+5.000%), 08/02/2027	872,902	0.1
249,363	Eagle Broadband Investments LLC, Term Loan, 8.882%, (US0006M+3.000%), 11/12/2027	243,804	0.0
498,731	Gray Television, Inc., 2021 Term Loan D, 8.882%, (US0006M+3.000%), 12/01/2028	486,886	0.0
249,370	Houghton Mifflin Harcourt Publishing Company, 2022 Term Loan, 11.132%, (US0006M+5.250%), 04/07/2029	237,058	0.0
202,363	iHeartCommunications, Inc., 2020 Term Loan, 8.217%, (US0006M+3.000%), 05/01/2026	182,397	0.0
215,000	Simon & Schuster Inc, Term Loan B, 9.882%, (US0006M+4.000%), 09/27/2030	213,925	0.0
149,621	Sinclair Television Group Inc., 2022 Term Loan B4, 9.632%, (US0006M+3.750%), 04/21/2029	104,992	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television: (continued)
33,245	Sinclair Television Group Inc., Term Loan B2B, 8.382%, (US0006M+2.500%), 09/30/2026	$28,956	0.0
329,138	WideOpenWest Finance LLC, 2021 Term Loan B, 8.080%, (US0006M+3.000%), 12/20/2028	324,406	0.0
		3,528,350	0.2
	Rail Industries: 0.1%
732,911	Genesee & Wyoming Inc. (New), Term Loan, 7.342%, (US0006M+2.000%), 12/30/2026	733,158	0.1
493,282	Kenan Advantage Group, Inc., 2021 Term Loan B, 9.477%, (US0006M+3.750%), 03/24/2026	492,743	0.0
190,000	XPO Logistics, Inc., 2023 Term Loan B, 7.080%, (TSFR1M+2.000%), 05/24/2028	190,937	0.0
		1,416,838	0.1
	Retailers (Except Food & Drug): 0.4%
607,844	Autokiniton US Holdings, Inc., 2021 Term Loan B, 9.584%, (US0006M+4.500%), 04/06/2028	596,447	0.0
1,012,149	CWGS Group, LLC, 2021 Term Loan B, 7.662%, (US0006M+2.500%), 06/03/2028	955,034	0.1
370,864	Dealer Tire Financial, LLC, Term Loan B2, 9.603%, (US0006M+4.500%), 12/14/2027	372,023	0.0
149,617	Empire Today, LLC, 2021 Term Loan, 10.882%, (US0006M+5.000%), 04/01/2028	122,624	0.0
385,046	Great Outdoors Group, LLC, 2021 Term Loan B1, 8.943%, (US0006M+3.750%), 03/05/2028	384,805	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Retailers (Except Food & Drug): (continued)
918,898	Harbor Freight Tools USA, Inc., 2021 Term Loan B, 7.967%, (US0006M+2.750%), 10/19/2027	$913,091	0.1
281,836	Jo-Ann Stores, Inc., 2021 Term Loan B1, 10.018%, (US0006M+4.750%), 07/07/2028	96,529	0.0
191,137	Les Schwab Tire Centers, Term Loan B, 8.443%, (US0006M+3.250%), 11/02/2027	190,659	0.0
427,482	Leslies Poolmart, Inc., 2021 Term Loan B, 7.967%, (US0006M+2.750%), 03/09/2028	421,337	0.0
503,947	Michaels Companies, Inc., 2021 Term Loan B, 9.754%, (US0006M+4.250%), 04/15/2028	461,616	0.0
381,583	Petco Health and Wellness Company, Inc., 2021 Term Loan B, 8.754%, (US0006M+3.250%), 03/03/2028	378,125	0.0
816,213	Pilot Travel Centers LLC, 2021 Term Loan B, 7.203%, (US0006M+2.000%), 08/04/2028	816,213	0.1
223,960	RVR Dealership Holdings, LLC, Term Loan B, 8.971%, (US0006M+3.750%), 02/08/2028	201,704	0.0
1,016,846	Staples, Inc., 7 Year Term Loan, 10.299%, (US0006M+5.000%), 04/12/2026	873,534	0.1
		6,783,741	0.4
	Technology: 1.2%
522,375	Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, 9.742%, (US0006M+4.500%), 09/19/2026	524,497	0.1
792,306	AppLovin Corporation, 2021 Term Loan B, 8.203%, (US0006M+3.100%), 10/25/2028	792,678	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
330,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 10.453%, (US0006M+5.250%), 02/03/2028	$297,206	0.0
322,575	Atlas Purchaser, Inc., 2021 Term Loan, 10.385%, (US0006M+5.250%), 05/08/2028	231,125	0.0
842	Avaya, Inc., 2023 Exit Term Loan, 13.739%, (US0006M+8.500%), 08/01/2028	748	0.0
723,496	Banff Merger Sub Inc, 2021 USD Term Loan, 8.967%, (US0006M+3.750%), 10/02/2025	723,596	0.1
139,265	Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 8.264%, (TSFR3M+2.750%), 06/15/2025	139,014	0.0
644,927	Bright Bidco B.V., 2022 Exit Term Loan, 14.045%, (US0006M+8.000%), 10/31/2027	262,808	0.0
356,678	CDK Global, Inc., 2022 USD Term Loan B, 9.492%, (US0006M+4.250%), 07/06/2029	357,161	0.0
447,750	Cloud Software Group, Inc., 2022 USD Term Loan, 9.842%, (US0006M+4.500%), 03/30/2029	431,435	0.0
323,753	Cloudera, Inc., 2021 Term Loan, 8.953%, (US0006M+3.750%), 10/08/2028	320,192	0.0
250,000	ConnectWise, LLC, 2021 Term Loan B, 9.382%, (US0006M+3.500%), 09/29/2028	246,875	0.0
249,499	Constant Contact Inc, Term Loan, 9.882%, (US0006M+4.000%), 02/10/2028	242,599	0.0
280,000	Cvent, Inc., 2023 Term Loan B, 9.004%, (US0006M+3.750%), 06/17/2030	279,533	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
82,349	Cyxtera DC Holdings, Inc., 2023 DIP Term Loan, 13.793%, (US0006M+8.614%), 12/07/2023	$83,104	0.0
149,604	Cyxtera DC Holdings, Inc., Term Loan B, 8.068%, (US0006M+2.000%), 05/01/2024	87,986	0.0
485,501	Endure Digital Inc., Term Loan, 8.792%, (US0006M+3.500%), 02/10/2028	472,959	0.0
530,000	Epicor Software Corporation, 2023 Incremental Term Loan, 9.632%, (US0006M+3.750%), 07/30/2027	531,325	0.1
250,000	Gainwell Acquisition Corp., Term Loan B, 9.882%, (US0006M+4.000%), 10/01/2027	244,375	0.0
316,972	GoTo Group, Inc., Term Loan B, 9.943%, (US0006M+4.750%), 08/31/2027	212,272	0.0
1,027,918	Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, 9.193%, (US0006M+4.000%), 12/01/2027	1,029,988	0.1
4,521	GTT Communications, Inc., 2022 Holdco Term Loan, 5.882%, (US0006M+0.000%), 06/30/2028	2,707	0.0
291,790	Helios Software Holdings, Inc., 2021 USD Term Loan B, 8.989%, (US0006M+3.750%), 03/11/2028	289,556	0.0
149,625	Idemia Group, 2023 USD Extended Term Loan B4, 9.830%, (US0006M+4.750%), 09/29/2028	149,812	0.0
602,798	Informatica LLC, 2021 USD Term Loan B, 8.000%, (US0006M+2.750%), 10/27/2028	602,138	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
547,400	ION Trading Finance Limited, 2021 USD Term Loan, 10.288%, (US0006M+4.750%), 03/31/2028	$541,173	0.1
150,000	Ivanti Software, Inc., 2021 2nd Lien Term Loan, 12.420%, (US0006M+7.250%), 12/01/2028	108,094	0.0
923,951	Ivanti Software, Inc., 2021 Term Loan B, 9.420%, (US0006M+4.250%), 12/01/2027	801,528	0.1
706,563	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.030%, (US0006M+5.000%), 07/27/2028	530,427	0.1
375,000	Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 13.530%, (US0006M+8.250%), 07/27/2029	174,375	0.0
496,231	McAfee, LLC, 2022 USD Term Loan B, 9.010%, (US0006M+3.750%), 03/01/2029	485,996	0.0
249,367	Mediaocean LLC, 2021 Term Loan, 9.382%, (US0006M+3.500%), 12/15/2028	239,392	0.0
280,000	MH Sub I, LLC, 2021 2nd Lien Term Loan, 11.353%, (US0006M+6.250%), 09/15/2025	249,681	0.0
358,033	Mitchell International, Inc., 2021 Term Loan B, 8.943%, (US0006M+3.750%), 10/15/2028	352,626	0.0
195,000	Mosel Bidco SE, USD Term Loan B, 10.632%, (US0006M+4.750%), 09/16/2030	195,244	0.0
207,570	Paysafe Holdings (US) Corp, USD Term Loan B1, 7.967%, (US0006M+2.750%), 06/28/2028	204,248	0.0
397,970	Polaris Newco LLC, USD Term Loan B, 9.499%, (US0006M+4.000%), 06/04/2028	382,051	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
450,000	Project Boost Purchaser, LLC, 2021 Incremental Term Loan, 9.382%, (US0006M+3.500%), 06/01/2026	$449,930	0.0
175,000	Quartz Acquireco LLC, Term Loan B, 8.580%, (US0006M+3.500%), 06/28/2030	175,000	0.0
277,143	Rackspace Technology Global, Inc., 2021 Term Loan, 7.996%, (US0006M+2.750%), 02/15/2028	127,781	0.0
537,033	Redstone Holdco 2 LP, 2021 Term Loan, 10.005%, (US0006M+4.750%), 04/27/2028	461,848	0.0
471,493	Rocket Software, Inc., 2018 Term Loan, 9.467%, (US0006M+4.250%), 11/28/2025	471,661	0.0
301,795	SkillSoft Corporation, 2021 Term Loan, 10.511%, (US0006M+5.250%), 07/14/2028	285,636	0.0
368,248	Skopima Merger Sub Inc., Term Loan B, 9.193%, (US0006M+4.000%), 05/12/2028	359,101	0.0
305,000	SonicWall US Holdings Inc., 2023 Term Loan, 10.882%, (US0006M+5.000%), 05/16/2028	299,567	0.0
535,864	Sovos Compliance, LLC, 2021 Term Loan, 9.717%, (US0006M+4.500%), 08/11/2028	528,128	0.1
296,776	SS&C Technologies Inc., 2022 Term Loan B6, 7.453%, (US0006M+2.250%), 03/22/2029	297,126	0.0
447,362	SS&C Technologies Inc., 2022 Term Loan B7, 7.453%, (US0006M+2.250%), 03/22/2029	447,889	0.0
246,451	Tenable Holdings, Inc., Term Loan B, 8.632%, (US0006M+2.750%), 07/07/2028	246,451	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
620,846	Travelport Finance (Luxembourg) S.a.r.l., 2023 Consented Term Loan, 14.382%, (US0006M+8.500%), 05/29/2026	$363,195	0.0
738,703	Ultimate Software Group Inc (The), 2021 Term Loan, 8.271%, (US0006M+3.250%), 05/03/2026	737,947	0.1
863,586	Veritas US Inc., 2021 USD Term Loan B, 10.217%, (US0006M+5.000%), 09/01/2025	751,011	0.1
190,260	Virgin Pulse, Inc., 2021 Term Loan, 8.967%, (US0006M+3.750%), 04/06/2028	190,221	0.0
146,485	Xperi Corporation, 2020 Term Loan B, 9.382%, (US0006M+3.500%), 06/08/2028	146,485	0.0
		19,159,501	1.2
	Telecommunications: 0.4%
374,539	Altice Financing SA, 2022 USD Term Loan, 9.986%, (US0006M+5.000%), 10/31/2027	372,354	0.0
303,501	Altice France S.A., 2023 USD Term Loan B14, 11.382%, (US0006M+5.500%), 08/31/2028	275,521	0.0
408,562	Asurion LLC, 2023 Term Loan B11, 10.132%, (US0006M+4.250%), 08/19/2028	399,710	0.0
150,000	Cablevision Lightpath LLC, Term Loan B, 9.132%, (US0006M+3.250%), 11/30/2027	148,500	0.0
1,069,846	CCI Buyer, Inc., Term Loan, 9.242%, (US0006M+4.000%), 12/17/2027	1,057,810	0.1
1,713	CenturyLink, Inc., 2020 Term Loan B, 7.467%, (US0006M+2.250%), 03/15/2027	1,224	0.0
939,677	Connect Finco Sarl, 2021 Term Loan B, 8.700%, (US0006M+3.500%), 12/11/2026	922,352	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications: (continued)
2,550	Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 9.444%, (US0006M+4.250%), 02/01/2029	$2,549	0.0
74,620	Radiate Holdco, LLC, 2021 Term Loan B, 8.683%, (TSFR1M+3.250%), 09/25/2026	61,259	0.0
447,551	Telesat Canada, Term Loan B5, 8.030%, (US0006M+2.750%), 12/06/2026	330,721	0.0
750,000	UPC Financing Partnership, 2021 USD Term Loan AX, 8.118%, (US0006M+2.925%), 01/31/2029	738,809	0.1
248,741	ViaSat, Inc., Term Loan, 9.603%, (US0006M+4.500%), 03/02/2029	234,749	0.0
650,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 8.443%, (US0006M+3.250%), 01/31/2029	636,340	0.1
710,597	Zayo Group Holdings, Inc., USD Term Loan, 8.217%, (TSFR1M+3.000%), 03/09/2027	580,308	0.0
		5,762,206	0.4
	Utilities: 0.1%
150,000	Generation Bridge Northeast, LLC, Term Loan B, 10.132%, (US0006M+4.250%), 08/07/2029	150,187	0.0
198,601	Nautilus Power, LLC, 2023 Term Loan B, 10.240%, (US0006M+5.250%), 11/16/2026	150,844	0.0
530,884	Waterbridge Midstream Operating LLC, Term Loan B, 11.005%, (US0006M+5.750%), 06/22/2026	532,377	0.1
		833,408	0.1
	Total Bank Loans (Cost $136,787,432)	131,581,182	8.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.6%
	Uniform Mortgage-Backed Securities: 4.6%
44,188,000 (7)	2.500%, 10/01/2053	35,079,328	2.3
2,807	5.500%, 10/01/2039	2,795	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
37,157,000 (7)	5.500%, 10/01/2053	$35,910,208	2.3
		70,992,331	4.6
	Total U.S. Government Agency Obligations (Cost $72,654,788)	70,992,331	4.6

SOVEREIGN BONDS: 3.2%
BRL5,320,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	4,484,424	0.3
1,000,000	Colombia Government International Bond, 5.200%, 05/15/2049	660,155	0.1
2,250,000 (2)	Guatemala Government Bond, 6.600%, 06/13/2036	2,168,438	0.1
MXN385,750,000	Mexican Bonos M, 7.750%, 05/29/2031	19,568,332	1.3
700,000	Mexico Government International Bond, 3.750%, 04/19/2071	398,825	0.0
1,500,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,366,500	0.1
600,000	Panama Government International Bond, 3.160%, 01/23/2030	504,231	0.0
1,000,000	Panama Government International Bond, 6.875%, 01/31/2036	1,004,455	0.1
ZAR335,750,000	Republic of South Africa Government Bond 2035, 8.875%, 02/28/2035	13,994,690	0.9
3,365,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	2,894,236	0.2
800,000 (8)	Russian Foreign Bond-Eurobond, 4.375%, 03/21/2029	384,160	0.0
450,000 (8)	Ukraine Government International Bond, 7.375%, 09/25/2034	119,362	0.0
4,550,000 (8)	Ukraine Government International Bond, 7.750%, 09/01/2027	1,314,950	0.1
975,000 (8)	Ukraine Government International Bond regs, 7.750%, 09/01/2025	324,187	0.0
	Total Sovereign Bonds (Cost $55,215,450)	49,186,945	3.2

U.S. TREASURY OBLIGATIONS: 1.5%
	United States Treasury Bonds: 0.5%
10,225,000	3.625%, 05/15/2053	8,468,377	0.5

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: 1.0%
858,000	0.375%, 09/30/2027	$724,373	0.1
250,000	2.125%, 09/30/2024	242,004	0.0
94,000	2.750%, 08/15/2032	81,413	0.0
6,650,500	3.875%, 08/15/2033	6,284,723	0.4
2,486,100	4.125%, 08/31/2030	2,413,459	0.2
4,929,600	4.375%, 08/31/2028	4,881,074	0.3
171,000	5.000%, 08/31/2025	170,666	0.0
		14,797,712	1.0
	Total U.S. Treasury Obligations
	(Cost $24,338,760)	23,266,089	1.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Business & Equipment Services: 0.0%
5,366 (9)	Yak Access LLC Series A	27	0.0
1,157 (9)	Yak Access LLC Series B	6	0.0
		33	0.0
	Communication Services: 0.0%
26,277 (9)	Avaya, Inc.	220,070	0.0
3,256 (9)	GTT Communications, Inc.	37,444	0.0
		257,514	0.0
	Consumer Discretionary: 0.0%
142,000 (9)	24 Hour Fitness Worldwide, Inc.	852	0.0

	Consumer Staples: 0.0%
2,038 (9)	Save-A-Lot, Inc./Moran Foods	391	0.0

	Total Common Stock
	(Cost $711,129)	258,790	0.0

PREFERRED STOCK: 0.0%
	Business & Equipment Services: 0.0%
137,359 (9)	Yak Access LLC Series A	96,151	0.0
175,362 (9)	Yak Access LLC Series B-1	1,753	0.0
4,957 (9)	Yak Access LLC Series B-2	50	0.0
		97,954	0.0
	Consumer Discretionary: —%
189,193 (9)	24 Hour Fitness Worldwide, Inc.	—	—

	Total Preferred Stock
	(Cost $304,709)	97,954	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
WARRANTS: —%
	Consumer, Cyclical: —%
26,686 (9)	Cineworld Group PLC	$—	—

	Total Warrants
	(Cost $–)	—	—
PURCHASED OPTIONS(10): 0.1%
	Total Purchased Options
	(Cost $4,973,739)	1,635,361	0.1
	Total Long-Term Investments
	(Cost $1,668,845,173)	1,497,628,544	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
	Commercial Paper: 5.9%
10,000,000	American Electric Power Co., Inc., 5.820%, 11/06/2023	9,941,332	0.7
5,000,000	American Electric Power Co., Inc., 5.840%, 10/30/2023	4,976,100	0.3
5,150,000	American Honda Finance Corp., 5.840%, 12/11/2023	5,091,310	0.3
15,000,000	EIDP Inc., 6.130%, 10/11/2023	14,972,430	1.0
6,000,000	Entergy Corp., 5.700%, 11/28/2023	5,945,200	0.4
3,500,000	Entergy Corp., 5.700%, 11/29/2023	3,467,495	0.2
12,000,000	Entergy Corp., 6.080%, 10/10/2023	11,980,031	0.8
7,907,000	Keurig Dr Pepper, Inc., 7.270%, 10/03/2023	7,902,277	0.5
5,000,000	Old Line Funding, 5.930%, 05/01/2024	4,832,479	0.3
8,000,000	Oracle Corp., 5.780%, 10/30/2023	7,962,153	0.5
9,200,000	Oracle Corp., 5.790%, 11/08/2023	9,143,471	0.6
5,000,000	Parker-Hannifin Corp., 5.790%, 11/27/2023	4,954,447	0.3
	Total Commercial Paper (Cost $91,194,510)	91,168,725	5.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.1%
3,161,704 (11)	Cantor Fitzgerald, Repurchase Agreement dated 09/29/2023, 5.320%, due 10/02/2023 (Repurchase Amount $3,163,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $3,224,938, due 05/01/25-03/15/65)	$3,161,704	0.2
3,962,094 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/29/2023, 5.330%, due 10/02/2023 (Repurchase Amount $3,963,830, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $4,041,336, due 10/31/23-02/15/53)	3,962,094	0.2
3,243,643 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/29/2023, 5.370%, due 10/02/2023 (Repurchase Amount $3,245,075, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.449%, Market Value plus accrued interest $3,309,996, due 02/15/25-04/20/71)	3,243,643	0.2
2,506,338 (11)	National Bank Financial, Repurchase Agreement dated 09/29/2023, 5.340%, due 10/02/2023 (Repurchase Amount $2,507,438, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $2,556,465, due 10/02/23)	2,506,338	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,042,953 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/2023, 5.380%, due 10/02/2023 (Repurchase Amount $4,044,741, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,123,814, due 07/15/25-02/15/51)	$4,042,953	0.3
	Total Repurchase Agreements
	(Cost $16,916,732)	16,916,732	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
3,351,944 (12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.240%	3,351,944	0.2
15,783,000 (12)	Morgan Stanley Institutional Liquidity Funds-Government Portfolio (Institutional Share Class), 5.270%	15,783,000	1.0
	Total Mutual Funds (Cost $19,134,944)	19,134,944	1.2
	Total Short-Term Investments
	(Cost $127,246,186)	127,220,401	8.2
	Total Investments in Securities
	(Cost $1,796,091,359)	$1,624,848,945	105.1
	Liabilities in Excess of Other Assets	(78,711,884)	(5.1)
	Net Assets	$1,546,137,061	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(7)	Represents or includes a TBA transaction.
(8)	Defaulted security.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2023.

Currency Abbreviations:

BRL	Brazilian Real
JPY	Japanese Yen
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0006M	6-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

Investment Type Allocation
as of September 30, 2023

(as a percentage of net assets)

Collateralized Mortgage Obligations	25.7%
Corporate Bonds/Notes	19.2%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	15.9%
Bank Loans	8.5%
Commercial Paper	5.9%
U.S. Government Agency Obligations	4.6%
Sovereign Bonds	3.2%
U.S. Treasury Obligations	1.5%
Mutual Funds	1.2%
Repurchase Agreements	1.1%
Common Stock	0.0%
Preferred Stock	0.0%
Warrants	—%
Liabilities in Excess of Other Assets	(5.0)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$397,257,562	$—	$397,257,562
Corporate Bonds/Notes	—	295,895,201	—	295,895,201
Commercial Mortgage-Backed Securities	—	281,863,274	—	281,863,274
Asset-Backed Securities	—	245,593,855	—	245,593,855
Bank Loans	—	131,581,182	—	131,581,182
U.S. Government Agency Obligations	—	70,992,331	—	70,992,331
Sovereign Bonds	—	49,186,945	—	49,186,945
U.S. Treasury Obligations	—	23,266,089	—	23,266,089
Purchased Options	—	1,635,361	—	1,635,361
Common Stock	—	—	258,790	258,790
Preferred Stock	—	—	97,954	97,954
Warrants	—	—	—	—
Short-Term Investments	19,134,944	108,085,457	—	127,220,401
Total Investments, at fair value	$19,134,944	$1,605,357,257	$356,744	$1,624,848,945
Other Financial Instruments+
Centrally Cleared Interest Rate Swap	—	1,483,962	—	1,483,962
Forward Foreign Currency Contracts	—	1,665,655	—	1,665,655
Forward Premium Swaptions	—	2,279,411	—	2,279,411
Futures	11,244,459	—	—	11,244,459
Total Assets	$30,379,403	$1,610,786,285	$356,744	$1,641,522,432
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap	$—	$(3,945,537)	$—	$(3,945,537)
Forward Foreign Currency Contracts	—	(1,528,359)	—	(1,528,359)
Forward Premium Swaptions	—	(3,429,179)	—	(3,429,179)
Futures	(3,192,735)	—	—	(3,192,735)
Written Options	—	(11,109,923)	—	(11,109,923)
Total Liabilities	$(3,192,735)	$(20,012,998)	$—	$(23,205,733)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
NZD	47,797,440	USD	28,388,773	Bank of America N.A.	11/17/23	$259,209
USD	5,117,857	CAD	6,905,007	Bank of America N.A.	11/17/23	30,842
EUR	12,402,345	USD	13,114,833	Bank of America N.A.	11/17/23	23,041
USD	10,011,840	NZD	16,791,878	Bank of America N.A.	11/17/23	(52,578)
JPY	1,102,820,631	USD	7,440,631	Barclays Bank PLC	11/17/23	(4,139)
CAD	3,928,516	USD	2,907,854	Barclays Bank PLC	11/17/23	(13,661)
CAD	13,856,910	USD	10,267,837	Barclays Bank PLC	11/17/23	(59,259)
USD	12,983,668	EUR	12,317,091	Barclays Bank PLC	11/17/23	(63,897)
MXN	278,415,697	USD	15,776,864	BNP Paribas	10/06/23	190,446
MXN	57,699,561	USD	3,311,130	BNP Paribas	10/06/23	(2,025)
USD	14,218,795	MXN	251,920,699	BNP Paribas	10/06/23	(229,010)
GBP	10,359,984	USD	12,571,283	BNP Paribas	11/17/23	72,250
EUR	19,896,465	USD	21,040,179	BNP Paribas	11/17/23	36,259

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	19,054,447	EUR	17,978,834	BNP Paribas	11/17/23	$9,366
AUD	7,568,924	USD	4,868,005	BNP Paribas	11/17/23	6,195
USD	5,684,603	AUD	8,820,750	BNP Paribas	11/17/23	4,258
SEK	5,339,902	USD	485,618	BNP Paribas	11/17/23	4,072
USD	5,898,175	GBP	4,837,241	BNP Paribas	11/17/23	(5,291)
USD	2,443,302	NOK	26,233,676	BNP Paribas	11/17/23	(12,341)
USD	4,997,649	NOK	53,534,550	BNP Paribas	11/17/23	(13,533)
USD	12,397,417	SEK	136,704,249	BNP Paribas	11/17/23	(138,886)
USD	27,745,159	CAD	37,455,687	Brown Brothers Harriman & Co.	11/17/23	151,032
USD	26,996,934	JPY	4,003,429,411	Brown Brothers Harriman & Co.	11/17/23	1,181
CHF	21,172,243	USD	23,283,344	Brown Brothers Harriman & Co.	11/17/23	(38,306)
NZD	40,243,185	USD	24,187,362	Brown Brothers Harriman & Co.	11/17/23	(67,115)
USD	18,805,471	MXN	322,380,260	Citibank N.A.	10/06/23	316,768
USD	5,552,027	MXN	95,687,416	Citibank N.A.	10/06/23	64,295
USD	12,099,592	JPY	1,792,757,133	Citibank N.A.	11/17/23	10,749
CHF	9,155,611	USD	10,043,078	Citibank N.A.	11/17/23	8,882
USD	3,526,401	CAD	4,779,494	Citibank N.A.	11/17/23	5,281
USD	9,221,488	BRL	46,264,852	Goldman Sachs International	10/06/23	21,393
SEK	237,299,945	USD	21,735,577	Goldman Sachs International	11/17/23	25,737
CHF	10,878,062	USD	11,936,639	Goldman Sachs International	11/17/23	6,402
NOK	18,648,648	USD	1,739,637	Goldman Sachs International	11/17/23	5,998
USD	11,983,552	EUR	11,313,744	Goldman Sachs International	11/17/23	(1,162)
NZD	22,145,654	USD	13,276,253	Goldman Sachs International	11/17/23	(2,984)
CAD	4,414,314	USD	3,267,852	Goldman Sachs International	11/17/23	(15,765)
USD	15,070,466	ZAR	288,923,161	JPMorgan Chase Bank N.A.	10/06/23	(185,108)
EUR	18,295,917	USD	19,266,058	Morgan Stanley Capital Services LLC	11/17/23	114,911
CHF	19,222,176	USD	21,073,493	Morgan Stanley Capital Services LLC	11/17/23	30,564
USD	11,160,082	NOK	118,950,013	Morgan Stanley Capital Services LLC	11/17/23	25,586
USD	9,349,635	SEK	101,827,605	Morgan Stanley Capital Services LLC	11/17/23	11,653
USD	6,223,732	CAD	8,435,484	Morgan Stanley Capital Services LLC	11/17/23	9,193
USD	4,567,017	NZD	7,658,527	Morgan Stanley Capital Services LLC	11/17/23	(23,215)
USD	9,579,088	NZD	16,222,324	Morgan Stanley Capital Services LLC	11/17/23	(143,962)
USD	53,435,434	CHF	48,835,765	Morgan Stanley Capital Services LLC	11/17/23	(181,428)
USD	20,714,205	NZD	35,000,617	Morgan Stanley Capital Services LLC	11/17/23	(263,844)
AUD	20,425,797	USD	13,056,288	Standard Chartered Bank	11/17/23	97,420
GBP	9,350,625	USD	11,359,837	Standard Chartered Bank	11/17/23	51,854
EUR	4,325,894	USD	4,546,804	Standard Chartered Bank	11/17/23	35,640
AUD	3,101,704	USD	1,969,855	Standard Chartered Bank	11/17/23	27,566
USD	5,921,407	AUD	9,188,211	Standard Chartered Bank	11/17/23	4,426
JPY	324,864,410	USD	2,187,589	Standard Chartered Bank	11/17/23	3,023
USD	1,322,121	GBP	1,083,199	Standard Chartered Bank	11/17/23	163
USD	1,674,004	CHF	1,534,613	Standard Chartered Bank	11/17/23	(10,850)
						$137,296

At September 30, 2023, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	5,294	12/29/23	$557,772,531	$(3,192,735)
			$557,772,531	$(3,192,735)
Short Contracts:
U.S. Treasury 2-Year Note	(112)	12/29/23	(22,703,625)	54,910
U.S. Treasury 10-Year Note	(2,990)	12/19/23	(323,106,875)	5,577,517
U.S. Treasury Long Bond	(564)	12/19/23	(64,172,625)	3,537,012
U.S. Treasury Ultra 10-Year Note	(698)	12/19/23	(77,870,625)	1,005,937
U.S. Treasury Ultra Long Bond	(126)	12/19/23	(14,954,625)	1,069,083
			$(502,808,375)	$11,244,459

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	At termination	10.850%	At termination	01/02/25	BRL	304,638,214	$—	$—
Pay	28-day MXN TIIE-BANXICO	Monthly	8.440	Monthly	07/20/28	MXN	359,415,000	(940,744)	(940,744)
Pay	1-day Secured Overnight Financing Rate	Annual	3.759	Annual	08/11/33	USD	4,313,000	(58,205)	(58,876)
Pay	1-day Secured Overnight Financing Rate	Annual	4.603	Annual	09/05/25	USD	12,708,000	5,375	5,375
Pay	1-day Secured Overnight Financing Rate	Annual	3.391	Annual	08/25/24	USD	160,000,000	(2,926,866)	(2,926,866)
Receive	1-day Secured Overnight Financing Rate	Annual	4.805	Annual	02/20/25	USD	9,455,000	33,166	33,166
Receive	1-day Secured Overnight Financing Rate	Annual	4.561	Annual	09/05/25	USD	12,477,000	(504)	(504)
Receive	1-day Secured Overnight Financing Rate	Annual	4.875	Annual	02/20/25	USD	12,832,000	36,520	36,520
Receive	1-day Secured Overnight Financing Rate	Annual	4.807	Annual	06/20/25	USD	12,832,000	156	156
Receive	1-day Secured Overnight Financing Rate	Annual	4.601	Annual	06/20/25	USD	14,858,000	28,565	28,565
Receive	1-day Secured Overnight Financing Rate	Annual	4.975	Annual	02/20/25	USD	15,263,000	28,961	28,961
Receive	1-day Secured Overnight Financing Rate	Annual	4.667	Annual	06/20/25	USD	16,208,000	21,200	21,200
Receive	1-day Secured Overnight Financing Rate	Annual	5.061	Annual	02/20/25	USD	16,343,000	17,730	17,730
Receive	1-day Secured Overnight Financing Rate	Annual	4.884	Annual	02/20/25	USD	17,289,000	47,832	47,832
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD	17,559,000	183,195	183,195
Receive	1-day Secured Overnight Financing Rate	Annual	4.986	Annual	02/20/25	USD	18,478,000	33,301	33,301
Receive	1-day Secured Overnight Financing Rate	Annual	4.657	Annual	09/05/25	USD	18,484,000	(17,211)	(17,211)
Receive	1-day Secured Overnight Financing Rate	Annual	4.551	Annual	09/09/25	USD	19,639,000	(1,336)	(1,336)
Receive	1-day Secured Overnight Financing Rate	Annual	4.745	Annual	06/20/25	USD	21,611,000	12,635	12,635
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD	23,907,000	161,166	161,166
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD	27,689,000	423,337	423,337
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD	28,365,000	158,366	158,366
Receive	1-day Secured Overnight Financing Rate	Annual	4.756	Annual	02/20/25	USD	29,715,000	118,019	118,019
Receive	1-day Secured Overnight Financing Rate	Annual	4.668	Annual	06/20/25	USD	33,768,000	43,957	43,957
Receive	1-day Secured Overnight Financing Rate	Annual	4.784	Annual	02/20/25	USD	35,118,000	130,481	130,481
								$(2,460,904)	$(2,461,575)

At September 30, 2023, the following OTC purchased equity options were outstanding for Voya Strategic Income Opportunities Fund:

			Expiration	Exercise		Number of	Notional
Description	Counterparty	Put/Call	Date	Price		Contracts	Amount		Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	11/17/23	USD	69.500	2,176,827	USD	159,648,492	$710,734	$353,727
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	11/17/23	USD	70.500	2,149,522	USD	157,645,944	494,390	498,653
									$1,205,124	$852,380

At September 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call BRL vs. Put USD	Bank of America N.A.	10/11/23	4.850	USD	17,323,000	$156,548	$8,799
Call CAD vs. Put USD	Barclays Bank PLC	07/25/24	1.313	USD	17,111,000	383,780	162,845
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	JPY	12,280,000	609,088	33,894
Call USD vs. Put CNH	Standard Chartered Bank	11/16/23	7.400	USD	17,355,000	128,080	42,324
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	15,517,000	276,203	209,139
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	15,517,000	296,064	209,139
						$1,849,763	$666,140

At September 30, 2023, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call BRL vs. Put USD	Bank of America N.A.	10/11/23	4.700	USD	25,983,000	$72,025	$(761)
Call USD vs. Put CNH	Standard Chartered Bank	11/16/23	7.600	USD	17,355,000	45,644	(6,027)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	15,517,000	$439,441	$(338,692)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	15,517,000	425,166	(338,692)
						$982,276	$(684,172)

At September 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 10-Year Interest	Bank of America			1-day Secured Overnight
Rate Swap(1)	N.A.	Receive	2.200%	Financing Rate	04/25/24	USD	33,783,000	$391,883	$22,510
Call on 10-Year Interest	Bank of America			1-day Secured Overnight
Rate Swap(1)	N.A.	Receive	2.200%	Financing Rate	04/25/24	USD	101,347,000	1,155,356	67,529
Call on 10-Year Interest	JPMorgan Chase			1-day Secured Overnight
Rate Swap(1)	Bank N.A.	Receive	2.208%	Financing Rate	05/09/24	USD	33,783,000	371,613	26,802
								$1,918,852	$116,841

At September 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 1-Year Interest				1-day Secured Overnight
Rate Swap(1)	Barclays Bank PLC	Pay	4.170%	Financing Rate	02/16/24	USD	67,535,000	$317,752	$(29,589)
Call on 1-Year Interest	Morgan Stanley			1-day Secured Overnight
Rate Swap(1)	Capital Services LLC	Pay	3.520%	Financing Rate	01/24/24	USD	135,070,000	587,892	(11,281)
Put on 10-Year Interest				1-day Secured Overnight
Rate Swap(2)	Bank of America N.A.	Receive	4.050%	Financing Rate	04/25/24	USD	101,347,000	1,124,952	(3,497,653)
Put on 10-Year Interest				1-day Secured Overnight
Rate Swap(2)	Bank of America N.A.	Receive	4.050%	Financing Rate	04/25/24	USD	33,783,000	391,883	(1,165,907)
Put on 10-Year Interest	JPMorgan Chase			1-day Secured Overnight
Rate Swap(2)	Bank N.A.	Receive	4.050%	Financing Rate	05/09/24	USD	33,783,000	371,613	(1,187,929)
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap(2)	Barclays Bank PLC	Receive	4.170%	Financing Rate	02/16/24	USD	67,535,000	317,752	(714,041)
Put on 1-Year Interest	Morgan Stanley			1-day Secured Overnight
Rate Swap(2)	Capital Services LLC	Receive	3.520%	Financing Rate	01/24/24	USD	135,070,000	587,892	(2,293,927)
								$3,699,736	$(8,900,327)

At September 30, 2023, the following OTC written equity options were outstanding for Voya Strategic Income Opportunities Fund:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
iShares iBoxx $ High
Yield Corporate Bond
ETF	Citibank N.A.	Put	10/04/23	USD	74.000	2,149,522	USD	157,645,943	$768,884	$(1,525,424)
									$768,884	$(1,525,424)

At September 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration (2)	(Depreciation)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	22,958,000	$(4,017,650)	$(176,400)
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	(616,604)
								$(13,680,068)	$(793,004)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

At September 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

			Pay/					Premium
			Receive					receivable/		Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)		Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration	(2)	(Depreciation)
Call on 1-Year Interest				1-day Secured Overnight
Rate Swap	Bank of America N.A.	4.150%	Pay	Financing Rate	09/03/24	USD	57,763,000	$323,473		$125,091
Call on 1-Year Interest				1-day Secured Overnight
Rate Swap	BNP Paribas	4.150%	Pay	Financing Rate	09/03/24	USD	115,526,000	645,501		248,810
Call on 1-Year Interest	Goldman Sachs			1-day Secured Overnight
Rate Swap	International	3.900%	Pay	Financing Rate	06/17/24	USD	187,869,000	1,071,323		701,250
Call on 1-Year Interest	Morgan Stanley			1-day Secured Overnight
Rate Swap	Capital Services LLC	3.800%	Pay	Financing Rate	06/14/24	USD	187,869,000	1,075,550		848,741
Call on 5-Year Interest				1-day Secured Overnight
Rate Swap	Bank of America N.A.	4.160%	Pay	Financing Rate	09/28/28	USD	19,051,000	845,864		11,247
Call on 5-Year Interest				1-day Secured Overnight
Rate Swap	Barclays Bank PLC	3.858%	Pay	Financing Rate	08/21/28	USD	19,014,000	840,419		122,493
Call on 5-Year Interest	Morgan Stanley			1-day Secured Overnight
Rate Swap	Capital Services LLC	3.525%	Pay	Financing Rate	08/08/28	USD	19,051,000	806,810		204,241
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	Bank of America N.A.	4.150%	Receive	Financing Rate	09/03/24	USD	57,763,000	323,473		(121,655)
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	BNP Paribas	4.150%	Receive	Financing Rate	09/03/24	USD	115,526,000	645,502		(244,682)
Put on 1-Year Interest	Goldman Sachs			1-day Secured Overnight
Rate Swap	International	3.900%	Receive	Financing Rate	06/17/24	USD	187,869,000	1,071,323		(926,823)
Put on 1-Year Interest	Morgan Stanley			1-day Secured Overnight
Rate Swap	Capital Services LLC	3.800%	Receive	Financing Rate	06/14/24	USD	187,869,000	1,075,550		(1,028,933)
Put on 2-Year Interest	Goldman Sachs
Rate Swap	International	3.400%	Receive	6-month EUR-EURIBOR	08/29/25	EUR	34,658,000	289,394		(10,717)
Put on 5-Year Interest				1-day Secured Overnight
Rate Swap	Bank of America N.A.	4.160%	Receive	Financing Rate	09/28/28	USD	19,051,000	845,864		17,538
Put on 5-Year Interest				1-day Secured Overnight
Rate Swap	Barclays Bank PLC	3.858%	Receive	Financing Rate	08/21/28	USD	19,014,000	840,419		(77,322)
Put on 5-Year Interest	Morgan Stanley			1-day Secured Overnight
Rate Swap	Capital Services LLC	3.525%	Receive	Financing Rate	08/08/28	USD	19,051,000	806,810		(226,043)
								$11,507,275		$(356,764)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	EU Euro	SEK	—	Swedish Krona
GBP	—	British Pound	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$666,140
Interest rate contracts	Investments in securities at value*	116,841
Equity contracts	Investments in securities at value*	852,380
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,665,655
Interest rate contracts	Unrealized appreciation on forward premium swaptions	2,279,411
Interest rate contracts	Variation margin receivable on futures contracts**	11,244,459
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,483,962
Total Asset Derivatives		$18,308,848
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,528,359
Interest rate contracts	Unrealized depreciation on forward premium swaptions	3,429,179
Interest rate contracts	Variation margin payable on futures contracts**	3,192,735
Interest rate contracts	Variation margin payable on centrally cleared swaps**	3,945,537
Foreign exchange contracts	Written options, at fair value	684,172
Interest rate contracts	Written options, at fair value	8,900,327
Equity contracts	Written options, at fair value	1,525,424
Total Liability Derivatives		$23,205,733

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(3,911)	$—	$(3,911)
Equity contracts	—	—	(202,666)	—	—	(202,666)
Foreign exchange contracts	—	(6,613,908)	—	—	15,066,653	8,452,745
Interest rate contracts	(60,418)	—	(128,374)	(12,970,393)	—	(13,159,184)
Total	$(60,418)	$(6,613,908)	$(331,040)	$(12,974,304)	$15,066,653	$(4,913,016)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Equity contracts	$—	$—	$—	$—	$(756,541)	$(756,540)
Foreign exchange contracts	847,035	1,083,940	—	263	506,320	2,437,557
Interest rate contracts	(2,992,356)	—	17,946,942	1,433,984	(6,665,730)	9,722,840
Total	$(2,145,321)	$1,083,940	$17,946,942	$1,434,247	$(6,915,951)	$11,403,857

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2023:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA STRATEGIC INCOME OPPORTUNITIES FUND	AS OF SEPTEMBER 30, 2023 (UNAUDITED) (CONTINUED)

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Total
Assets:
Purchased options	$307,977	$162,845	$243,033	$—	$852,380	$—	$26,802	$—	$42,324	$1,635,361
Forward foreign currency
contracts	313,092	—	322,846	152,213	405,975	59,530	—	191,907	220,092	1,665,655
Forward premium swaptions	153,876	122,493	248,810	—	—	701,250	—	1,052,982	—	2,279,411
Total Assets	$774,945	$285,338	$814,689	$152,213	$1,258,355	$760,780	$26,802	$1,244,889	$262,416	$5,580,427
Liabilities:
Forward foreign currency
contracts	$52,578	$140,956	$401,086	$105,421	$—	$19,911	$185,108	$612,449	$10,850	$1,528,359
Forward premium swaptions	121,655	870,326	244,682	—	—	937,540	—	1,254,976	—	3,429,179
Written options	5,003,013	743,630	338,692	—	1,525,424	—	1,187,929	2,305,208	6,027	11,109,923
Total Liabilities	$5,177,246	$1,754,912	$984,460	$105,421	$1,525,424	$957,451	$1,373,037	$4,172,633	$16,877	$16,067,461
Net OTC derivative
instruments by
counterparty, at fair value	$(4,402,301)	$(1,469,574)	$(169,771)	$46,792	$(267,069)	$(196,671)	$(1,346,235)	$(2,927,744)	$245,539	$(10,487,034)
Total collateral pledged
by the
Fund/(Received from
counterparty)	$4,402,301	$—	$169,771	$—	$267,069	$196,671	$940,000	$1,560,000	$—	$7,535,812
Net Exposure(1),(2)	$—	$(1,469,574)	$—	$46,792	$—	$—	$(406,235)	$(1,367,744)	$245,539	$(2,951,222)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At September 30, 2023, the Fund had pledged $4,700,000 $1,810,000, $600,000, $240,000 and $660,000 in cash collateral from Bank of America N.A., BNP Paribas, Citibank N.A., Goldman Sachs International and Standard Chartered Bank, respectively. In addition, the Fund had received $420,000 from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,834,042,506.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$28,229,351
Gross Unrealized Depreciation	(193,528,361)
Net Unrealized Depreciation	$(165,299,010)

See Accompanying Notes to Financial Statements

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	163313 (0923)

Semi-Annual Report

September 30, 2023

Voya Government Money Market Fund

Classes A, C, I, and W

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

  E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Examples	1
Statements of Assets and Liabilities	2
Statements of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Portfolios of Investments	15

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2023**	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2023**

Class A	$1,000.00	$1,024.40	0.40%	$2.02	$1,000.00	$1,023.00	0.40%	$2.02
Class C	1,000.00	1,019.30	1.40	7.07	1,000.00	1,018.00	1.40	7.06
Class I	1,000.00	1,024.40	0.40	2.02	1,000.00	1,023.00	0.40	2.02
Class W	1,000.00	1,024.40	0.40	2.02	1,000.00	1,023.00	0.40	2.02

*	The annualized expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero (Note 4).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/ 366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited)

ASSETS:
Short-term investments at amortized cost	$250,201,560
Repurchase agreements	53,734,000
Cash	73,884
Receivables:
Investment securities sold	15,073,102
Fund shares sold	15,128,962
Interest	999,556
Prepaid expenses	38,806
Reimbursement due from Investment Adviser	136,922
Other assets	20,491
Total assets	335,407,283

LIABILITIES:
Income distribution payable	1,201,492
Payable for investment securities purchased	30,452,132
Payable for fund shares redeemed	3,753,570
Payable for investment management fees	174,810
Payable for distribution and shareholder service fees	1,782
Payable to trustees under the deferred compensation plan (Note 6)	20,491
Payable for trustee fees	1,691
Other accrued expenses and liabilities	346,999
Total liabilities	35,952,967
NET ASSETS	$299,454,316

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$299,504,257
Total distributable loss	(49,941)
NET ASSETS	$299,454,316

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited)(continued)

Class A
Net assets	$231,360,185
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	231,392,626
Net asset value and redemption price per share†	$1.00

Class C
Net assets	$2,171,056
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,171,385
Net asset value and redemption price per share†	$1.00

Class I
Net assets	$54,105,208
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	54,113,394
Net asset value and redemption price per share	$1.00

Class W
Net assets	$11,817,867
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	11,819,657
Net asset value and redemption price per share	$1.00

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the period ended September 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$30,303
Interest	7,649,384
Other	952
Total investment income	7,680,639
EXPENSES:
Investment management fees	513,052
Distribution and shareholder service fees:
Class C	10,906
Transfer agent fees:
Class A	244,681
Class C	2,302
Class I	20,189
Class W	6,199
Shareholder reporting expense	8,235
Registration fees	46,864
Professional fees	14,823
Custody and accounting expense	7,320
Trustee fees	1,830
Miscellaneous expense	5,942
Total expenses	882,343
Waived and reimbursed fees	(282,419)
Net expenses	599,924
Net investment income	7,080,715
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	9,215
Increase in net assets resulting from operations	$7,089,930

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
FROM OPERATIONS:
Net investment income	$7,080,715	$6,363,180
Net realized gain (loss)	9,215	(4,142)
Increase in net assets resulting from operations	7,089,930	6,359,038
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(5,603,109)	(5,001,800)
Class C	(41,770)	(35,525)
Class I	(1,289,177)	(1,290,155)
Class W	(146,587)	(36,370)
Total distributions	(7,080,643)	(6,363,850)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	744,969,646	1,140,832,736
Reinvestment of distributions	5,857,961	6,347,946
	750,827,607	1,147,180,682
Cost of shares redeemed	(728,692,334)	(1,070,424,026)
Net increase in net assets resulting from capital share transactions	22,135,273	76,756,656
Net increase in net assets	22,144,560	76,751,844
NET ASSETS:
Beginning of year or period	277,309,756	200,557,912
End of year or period	$299,454,316	$277,309,756

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less Distributions										Ratios to average net assets						Supplemental Data
.
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)	(%)		($000's)	(%)
Class A
09-30-23+	1.00	0.02	•	—		0.02		0.02		—		—	0.02		—	1.00	2.44	0.62	0.40		0.40	4.84		231,360	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.48	0.62	0.39	(4)	0.39	2.63		217,392	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05	(5)	0.05	(0.00	)*	156,626	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.68	0.11	(6)	0.11	0.01		156,808	—
03-31-20	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.61	0.63	0.41	(7)	0.41	1.49		161,828	—
03-31-19	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.76	0.57	0.40		0.40	1.75		157,178	—
Class C
09-30-23+	1.00	0.02	•	—		0.02		0.02		—		—	0.02		—	1.00	1.93	1.62	1.40		1.40	3.83		2,171	—
03-31-23	1.00	0.02	•	0.00	*	0.02		0.02		—		—	0.02		—	1.00	1.63	1.62	1.23	(4)	1.23	1.62		2,220	—
03-31-22	1.00	—	•	0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.09	1.64	0.05	(5)	0.05	0.00	*	2,015	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	1.68	0.11	(6)	0.11	0.01		2,321	—
03-31-20	1.00	0.01		0.00	*	0.01		0.01		0.00	*	—	0.01		—	1.00	0.65	1.63	1.41	(7)	1.41	0.56		2,870	—
03-31-19	1.00	0.01		0.00	*	0.01		0.01		0.00	*	—	0.01		—	1.00	0.75	1.57	1.40		1.40	0.74		4,256	—
Class I
09-30-23+	1.00	0.02•		—		0.02		0.02		—		—	0.02		—	1.00	2.44	0.48	0.40		0.40	4.83		54,105	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.48	0.49	0.39	(4)	0.39	2.63		56,466	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	(5)	0.05	(0.00	)*	41,745	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.57	0.11	(6)	0.11	0.01		45,260	—
03-31-20	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.63	0.61	0.41	(7)	0.41	1.53		43,994	—
03-31-19	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.76	0.57	0.40		0.40	1.72		39,581	—
Class W
09-30-23+	1.00	0.02	•	—		0.02		0.02		—		—	0.02		—	1.00	2.44	0.62	0.40		0.40	5.00		11,818	—
03-31-23	1.00	0.03	•	(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.50	0.62	0.39	(4)	0.39	3.37		1,232	—
03-31-22	1.00	0.00	*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05	(5)	0.05	0.00	*	173	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.68	0.11	(6)	0.11	0.01		386	—
03-31-20	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.61	0.63	0.41	(7)	0.41	1.52		236	—
03-31-19	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.76	0.57	0.40		0.40	1.82		269	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios reflect waivers of 0.01%, 0.18%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(5)	Expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(6)	Expense ratios reflect waivers of 0.30%, 1.30%, 0.30% and 0.30% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(7)	Expense ratios reflect waivers of 0.01%, 0.01%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund.

Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2023.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2024. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the period ended September 30, 2023, there were no waivers or reimbursements necessary to assist the Fund in maintaining a net yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

As of September 30, 2023, amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2024	2025	2026	Total
$751,757	$382,839	$—	$1,134,596

The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended September 30, 2023, the Distributor retained the following amounts in sales charges:

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

Class A
Contingent Deferred Sales Charges:	$9

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	21.15%

Voya Investments Distributor, LLC	10.55

Voya Retirement Insurance and Annuity Company	27.26

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the per account fees for affiliated recordkeeping services paid by the Fund were $164,067.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class W
0.40%	1.40%	0.40%	0.40%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2024	2025	2026	Total
$259,156	$205,664	$106,066	$570,886

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2023 are as follows:

	September 30,
	2024	2025	2026	Total
Class A	$232,576	$234,446	$387,979	$855,001
Class C	3,406	2,926	3,787	10,119
Class I	—	—	20,173	20,173
Class W	499	487	7,371	8,357

The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

of a revolving credit advance. During the period ended September 30, 2023, the Fund did not utilize the line of credit.

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2023	729,698,997	—	4,657,528	(720,397,021)	—	13,959,504	729,698,997	—	4,657,528	(720,397,021)	—	13,959,504
3/31/2023	1,112,542,488	—	4,989,049	(1,056,761,685)	—	60,769,852	1,112,542,488	—	4,989,049	(1,056,761,685)	—	60,769,852
Class C
9/30/2023	251,892	—	34,369	(335,158)	—	(48,897)	251,892	—	34,369	(335,158)	—	(48,897)
3/31/2023	672,786	—	35,247	(502,725)	—	205,308	672,786	—	35,247	(502,725)	—	205,308
Class I
9/30/2023	4,529,364	—	1,067,293	(7,959,505)	—	(2,362,848)	4,529,364	—	1,067,293	(7,959,505)	—	(2,362,848)
3/31/2023	25,864,127	—	1,287,280	(12,429,103)	—	14,722,304	25,864,127	—	1,287,280	(12,429,103)	—	14,722,304
Class W
9/30/2023	10,489,393	—	98,771	(650)	—	10,587,514	10,489,393	—	98,771	(650)	—	10,587,514
3/31/2023	1,753,335	—	36,370	(730,513)	—	1,059,192	1,753,335	—	36,370	(730,513)	—	1,059,192

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of de minimis distributions in excess of net investment income.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended March 31, 2023	Year Ended March 31, 2022
Ordinary	Ordinary
Income	Income
$6,363,850	$193,613

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:

Unrealized					Total
Appreciation/	Capital Loss Carryforwards				Distributable
(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$(754)	$(56,692)	Short-term	None	$(1,782)	$(59,228)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 11 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue, to adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund’s financial statements.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2023, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0042	November 1, 2023	Daily
Class C	$0.0034	November 1, 2023	Daily
Class I	$0.0042	November 1, 2023	Daily
Class W	$0.0043	November 1, 2023	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 26.2%
8,000,000 (1)	Federal Home Loan Banks, 5.330%, (SOFRRATE + 0.020%), 11/07/2023	$8,000,000	2.7
15,000,000 (1)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.030%), 12/06/2023	15,000,000	5.0
14,000,000 (1)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.030%), 12/29/2023	14,000,000	4.7
8,000,000 (1)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.030%), 01/08/2024	8,000,000	2.7
10,500,000 (1)	Federal Home Loan Banks, 5.350%, (SOFRRATE + 0.040%), 02/16/2024	10,500,000	3.5
15,000,000 (1)	Federal Home Loan Banks, 5.365%, (SOFRRATE + 0.055%), 11/24/2023	15,000,000	5.0
6,000,000 (1)	Federal Home Loan Banks 0001, 5.350%, (SOFRRATE + 0.040%), 02/01/2024	6,000,000	2.0
2,000,000	Federal Home Loan Mortgage Corp., 0.125%, 10/16/2023	1,995,672	0.6
	Total U.S. Government Agency Debt
	(Cost $78,495,672)	78,495,672	26.2

U.S. TREASURY DEBT: 57.3%
33,500,000 (2)	United States Treasury Bill, 5.050%, 10/17/2023	33,421,443	11.1
26,000,000 (2)	United States Treasury Bill, 5.380%, 01/30/2024	25,540,473	8.5
45,000,000 (2)	United States Treasury Bill, 5.460%, 01/23/2024	44,239,129	14.8
9,000,000 (1)	United States Treasury Floating Rate Notes, 5.388%, (USBMMY3M + (0.015)%), 01/31/2024	9,001,185	3.0
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: (continued)
59,500,000 (1)	United States Treasury Floating Rate Notes, 5.438%, (USBMMY3M + 0.035%), 10/31/2023	$59,503,658	19.9

	Total U.S. Treasury Debt
	(Cost $171,705,888)	171,705,888	57.3
U.S. TREASURY REPURCHASE AGREEMENTS: 18.0%
53,734,000	Deutsche Bank AG, Repurchase Agreement dated 0, 5.280%, due 10/02/2023 $53,757,643 to be received upon repurchase (Collateralized by $162,836,400, Various U.S. Treasury Bonds, 0.000%, Market Value plus accrued interest and principal $55,346,027 due 05/15/40-11/15/51)	53,734,000	18.0

	Total U.S. Treasury Repurchase Agreements
	(Cost $53,734,000)	53,734,000	18.0

	Total Long-Term Investments
	(Cost $303,935,560)	303,935,560	101.5

	Total Investments in Securities
	(Cost $303,935,560)	$303,935,560	101.5
	Liabilities in Excess of Other Assets	(4,481,244)	(1.5)
	Net Assets	$299,454,316	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2023.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At September 30, 2023, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

15

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$78,495,672	$—	$78,495,672
U.S. Treasury Debt	—	171,705,888	—	171,705,888
U.S. Treasury Repurchase Agreements	—	53,734,000	—	53,734,000
Total Investments, at fair value	$—	$303,935,560	$—	$303,935,560

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

16

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163308 (0923)

Semi-Annual Report

September 30, 2023

■	Voya VACS Series EMCD Fund

■	Voya VACS Series EMHCD Fund

■	Voya VACS Series HYB Fund

■	Voya VACS Series SC Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Example	1
Statements of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	6
Notes to Financial Statements	7
Portfolios of Investments	18

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2023*	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2023*
Voya VACS Series EMCD Fund	$1,000.00	$1,019.80	0.11%	$0.56	$1,000.00	$1,024.45	0.11%	$0.56
Voya VACS Series EMHCD Fund	1,000.00	1,007.70	0.09%	0.45	1,000.00	1,024.55	0.09%	0.46
Voya VACS Series HYB Fund	1,000.00	1,018.30	0.08%	0.40	1,000.00	1,024.60	0.08%	0.40
Voya VACS Series SC Fund	1,000.00	1,036.40	0.05%	0.25	1,000.00	1,024.75	0.05%	0.25

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

1

 STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited)

	Voya VACS Series EMCD Fund	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
ASSETS:
Investments in securities at fair value+*	$87,176,564	$134,436,101	$112,479,358	$195,057,836
Short-term investments at fair value†	7,208,612	10,005,121	6,683,666	10,788,420
Cash	45,935	—	39,632	—
Cash collateral for futures contracts	229,431	251,675	—	465,105
Foreign currencies at value‡	—	86	—	—
Receivables:
Investment securities sold	3,161,972	2,606,085	575,654	13,397
Fund shares sold	485,152	801,511	26,853	350,281
Dividends	3,344	2,803	2,970	10,791
Interest	1,131,364	2,016,328	2,032,252	891,554
Prepaid expenses	13,753	13,111	4,348	3,250
Prepaid offering expense	—	13,712	14,288	15,055
Reimbursement due from Investment Adviser	—	—	—	5,050
Other assets	3,015	121	103	188
Total assets	99,459,142	150,146,654	121,859,124	207,600,927

LIABILITIES:
Income distribution payable	485,152	774,361	—	812,378
Payable for investment securities purchased	2,673,372	3,218,934	1,114,674	430
Payable for fund shares redeemed	—	1,829	3,258	11,512
Payable upon receipt of securities loaned	1,758,768	3,247,634	2,252,822	—
Variation margin payable on futures contracts	11,656	12,055	—	56,016
Payable to custodian due to bank overdraft	—	34,174	—	20,601
Payable to trustees under the deferred
compensation plan (Note 5)	3,015	121	103	188
Payable for trustee fees	235	360	304	553
Other accrued expenses and liabilities	48,307	15,220	9,949	32,504
Total liabilities	4,980,505	7,304,688	3,381,110	934,182
NET ASSETS	$94,478,637	$142,841,966	$118,478,014	$206,666,745

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$112,470,111	$146,100,572	$119,959,204	$204,170,451
Total distributable earnings (loss)	(17,991,474)	(3,258,606)	(1,481,190)	2,496,294
NET ASSETS	$94,478,637	$142,841,966	$118,478,014	$206,666,745

+ Including securities loaned at value	$1,701,143	$3,163,560	$2,192,922	$—
* Cost of investments in securities	$94,815,041	$138,398,144	$113,984,706	$194,214,305
† Cost of short-term investments	$7,209,938	$10,006,831	$6,684,695	$10,791,398
‡ Cost of foreign currencies	$—	$89	$—	$—

Net assets	$94,478,637	$142,841,966	$118,478,014	$206,666,745
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,569,503	14,608,064	11,993,015	20,444,715
Net asset value and redemption price per share	$8.17	$9.78	$9.88	$10.11

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended September 30, 2023 (Unaudited)

	Voya VACS Series EMCD Fund	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
INVESTMENT INCOME:
Dividends	$37,444	$28,552	$7,437	$109,566
Interest, net of foreign taxes withheld*	2,734,514	4,786,054	5,052,309	5,768,967
Securities lending income, net	25,647	3,040	2,928	—
Other	309	357	296	526
Total investment income	2,797,914	4,818,003	5,062,970	5,879,059

EXPENSES:
Transfer agent fees	95	100	85	154
Shareholder reporting expense	275	732	1,830	3,477
Registration fees	10,471	10,692	2,727	2,046
Professional fees	19,947	14,640	11,346	27,084
Custody and accounting expense	14,640	13,908	10,065	24,751
Trustee fees	1,175	1,799	1,519	2,763
Offering expense	—	17,548	17,548	17,548
Miscellaneous expense	4,611	6,110	2,636	5,070
Total expenses	51,214	65,529	47,756	82,893
Waived and reimbursed fees	—	—	—	(26,787)
Net expenses	51,214	65,529	47,756	56,106
Net investment income	2,746,700	4,752,474	5,015,214	5,822,953

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(1,326,600)	294,449	(3,026)	296,222
Futures	34,444	129,355	—	803,461
Net realized gain (loss)	(1,292,156)	423,804	(3,026)	1,099,683
Net change in unrealized appreciation (depreciation) on:
Investments	107,305	(4,523,703)	(2,832,810)	(486,703)
Foreign currency related transactions	—	(3)	—	—
Futures	206,333	400,366	—	1,623,747
Net change in unrealized appreciation (depreciation)	313,638	(4,123,340)	(2,832,810)	1,137,044
Net realized and unrealized gain (loss)	(978,518)	(3,699,536)	(2,835,836)	2,236,727
Increase in net assets resulting from operations	$1,768,182	$1,052,938	$2,179,378	$8,059,680
* Foreign taxes withheld	$—	$369	$—	$—
^ Foreign capital gains taxes withheld	$61,827	$—	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMCD Fund		Voya VACS Series EMHCD Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	February 17, 2023 to March 31, 2023(1)
FROM OPERATIONS:
Net investment income	$2,746,700	$4,575,070	$4,752,474	$957,824
Net realized gain (loss)	(1,292,156)	(9,105,570)	423,804	137,327
Net change in unrealized appreciation (depreciation)	313,638	3,037,088	(4,123,340)	260,545
Increase (decrease) in net assets resulting from operations	1,768,182	(1,493,412)	1,052,938	1,355,696

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)(2)	(2,648,986)	(4,740,003)	(4,714,376)	(952,864)
Total distributions	(2,648,986)	(4,740,003)	(4,714,376)	(952,864)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	1,683,500	140,354,256
Reinvestment of distributions	2,648,986	4,740,003	3,163,334	952,864
	2,648,986	4,740,003	4,846,834	141,307,120
Cost of shares redeemed	—	(2,999,993)	(46,469)	(6,913)
Net increase in net assets resulting from capital share transactions	2,648,986	1,740,010	4,800,365	141,300,207
Net increase (decrease) in net assets	1,768,182	(4,493,405)	1,138,927	141,703,039

NET ASSETS:
Beginning of year or period	92,710,455	97,203,860	141,703,039	—
End of year or period	$94,478,637	$92,710,455	$142,841,966	$141,703,039

(1)	Commencement of operations.

(2)	Prior to November 18, 2022, Voya VACS Series EMCD Fund had a Class P shares designation.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series HYB Fund		Voya VACS Series SC Fund
	Six Months Ended September 30, 2023 (Unaudited)	February 24, 2023 to March 31, 2023(1)	Six Months Ended September 30, 2023 (Unaudited)	March 3, 2023 to March 31, 2023(1)
FROM OPERATIONS:
Net investment income	$5,015,214	$918,323	$5,822,953	$866,747
Net realized gain (loss)	(3,026)	(4,715)	1,099,683	(10,231)
Net change in unrealized appreciation (depreciation)	(2,832,810)	1,326,434	1,137,044	(119,786)
Increase in net assets resulting from operations	2,179,378	2,240,042	8,059,680	736,730

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,982,288)	(918,323)	(5,479,443)	(820,674)
Total distributions	(4,982,288)	(918,323)	(5,479,443)	(820,674)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	170,613	122,013,715	1,851,219	236,189,763
Reinvestment of distributions	4,982,288	918,323	1,627,023	386,086
	5,152,901	122,932,038	3,478,242	236,575,849
Cost of shares redeemed	(8,117,921)	(7,813)	(35,854,769)	(28,870)
Net increase (decrease) in net assets resulting from capital share transactions	(2,965,020)	122,924,225	(32,376,527)	236,546,979
Net increase (decrease) in net assets	(5,767,930)	124,245,944	(29,796,290)	236,463,035

NET ASSETS:
Beginning of year or period	124,245,944	—	236,463,035	—
End of year or period	$118,478,014	$124,245,944	$206,666,745	$236,463,035

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Series EMCD Fund
09-30-23+	8.24	0.24•	(0.08)	0.16	0.23	—	—	0.23	—	8.17	1.98	0.11	0.11	0.11	5.84	94,479	80
03-31-23(4)	8.79	0.41•	(0.53)	(0.12)	0.41	0.02	—	0.43	—	8.24	(1.27)	0.71	0.10	0.10	5.00	92,710	101
03-31-22	10.27	0.46•	(1.28)	(0.82)	0.45	0.21	—	0.66	—	8.79	(8.54)	1.02	0.07	0.07	4.54	97,204	35
03-31-21	8.84	0.47•	1.44	1.91	0.48	—	—	0.48	—	10.27	21.79	1.03	0.08	0.08	4.63	105,330	48
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48•	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
Voya VACS Series EMHCD Fund
09-30-23+	10.03	0.33•	(0.25)	0.08	0.33	—	—	0.33	—	9.78	0.77	0.09	0.09	0.09	6.60	142,842	58
02-17-23(5)-
03-31-23	10.00	0.07•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
09-30-23+	10.11	0.41•	(0.23)	0.18	0.41	—	—	0.41	—	9.88	1.83	0.08	0.08	0.08	8.26	118,478	28
02-24-23(5)-
03-31-23	10.00	0.08•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
09-30-23+	10.00	0.27•	0.09	0.36	0.25	—	—	0.25	—	10.11	3.64	0.08	0.05	0.05	5.27	206,667	6
03-03-23(5)-
03-31-23	10.00	0.04•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Prior to November 18, 2022, Voya VACS Series EMCD Fund had a Class P shares designation.

(5)	Commencement of operations.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya VACS Series EMCD Fund (“EMCD”), Voya VACS Series EMHCD Fund (“EMHCD”), and Voya Series SC Fund (“SC”), each a diversified series of Voya Separate Portfolios Trust, except EMHCD, which is non-diversified.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMCD, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.

The Funds do not have a share class designation. Prior to November 18, 2022, EMCD had a Class P shares designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends,

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund’s’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2023, EMCD, EMHCD, and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2023, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMCD	$18,292,380	$15,618,062
EMHCD	19,338,094	17,970,943
HYB	—	—
SC	6,008,406	64,682,110

Please refer to the tables within the Portfolio of Investments for open futures contracts at September 30, 2023. HYB did not enter into any futures contracts during the period ended September 30, 2023.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Offering Costs. Costs incurred with the offering of EMHCD, HYB and SC are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

K. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMCD	$73,072,952	$68,729,127
EMHCD	84,358,253	78,816,790
HYB	31,924,566	34,445,300
SC	12,259,808	35,517,911

U.S. government securities not included above were as follows:

Sales
SC	$3,760,770

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, SC and, effective November 18, 2022, EMCD. Prior to November 18, 2022, for EMCD, the Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at an annual rate of 0.95%, which was fully waived for the Class P shares. The management fee waiver for Class P shares was not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Intermediate Bond Portfolio	EMCD	95.20%
	EMHCD	84.11
	HYB	56.70
	SC	58.24
Voya Investment Management Co. LLC	EMHCD	11.09
	HYB	27.97
	SC	32.55

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMCD	0.15%
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2024	2025	2026	Total
SC	$—	$—	$29,951	$29,951

The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective on June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit for EMCD was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2023.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMCD(1)
9/30/2023	110,592	—	210,209	—	—	320,801	—	—	2,648,986	—	—	2,648,986
3/31/2023	—	—	579,354	(386,597)	—	192,757	—	—	4,740,003	(2,999,993)	—	1,740,010
EMHCD
9/30/2023	169,230	—	313,603	(4,618)	—	478,215	1,683,500	—	3,163,334	(46,469)	—	4,800,365
2/17/2023(2)-
3/31/2023	14,035,444	—	95,098	(692)	—	14,129,850	140,354,256	—	952,864	(6,913)	—	141,300,207
HYB
9/30/2023	14,267	—	499,178	(811,822)	—	(298,377)	170,613	—	4,982,288	(8,117,921)	—	(2,965,020)
2/24/2023(2)-
3/31/2023	12,201,299	—	90,872	(779)	—	12,291,392	122,013,715	—	918,323	(7,813)	—	122,924,225
SC
9/30/2023	183,616	—	160,956	(3,554,536)	—	(3,209,964)	1,851,219	—	1,627,023	(35,854,769)	—	(32,376,527)
3/03/2023(2)-
3/31/2023	23,618,952	—	38,608	(2,881)	—	23,654,679	236,189,763	—	386,086	(28,870)	—	236,546,979

(1)	Prior to November 18, 2022, EMCD had a Class P shares designation.

(2)	Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2023:

EMCD

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Int'l Ltd.	$639,094	$(639,094)	$—
Goldman Sachs & Co. LLC	847,500	(847,500)	—
Jefferies LLC	186,793	(186,793)	—

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 9 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$27,756	$(27,756)	$—
Total	$1,701,143	$(1,701,143)	$—

(1)	Cash collateral with a fair value of $1,758,768 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

EMHCD

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$478,181	$(478,181)	$—
Jefferies LLC	1,639,555	(1,639,555)	—
Wells Fargo Securities LLC	1,045,824	(1,045,824)	—
Total	$3,163,560	$(3,163,560)	$—

(1)	Cash collateral with a fair value of $3,247,634 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

HYB

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$301,390	$(301,390)	$—
Citadel Clearing LLC	290,769	(290,769)	—
Jefferies LLC	109,090	(109,090)	—
Mizuho Securities USA LLC.	305,894	(305,894)	—
State Street Bank and Trust Company	411,707	(411,707)	—
Truist Securities Inc.	774,072	(774,072)	—
Total	$2,192,922	$(2,192,922)	$—

(1)	Cash collateral with a fair value of $2,252,822 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns and perpetual preferred securities.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended March 31, 2023		Year Ended March 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
EMCD	$4,565,018	$174,985	$4,859,024	$2,148,353
EMHCD	952,864	—	—	—
HYB	918,323	—	—	—
SC	820,674	—	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)					Total Distributable Earnings/(Loss)
			Capital Loss Carryforwards
			Amount	Character	Expiration	Other
EMCD	$98,167	$(7,767,552)	$(428,773)	Short-term	None	$(61,827)	$(17,110,671)
			(8,950,686)	Long-term	None
			$(9,379,459)
EMHCD	4,959	559,950	(73,296)	Short-term	None	—	402,832
			(88,781)	Long-term	None
			$(162,077)
HYB	—	1,326,434	(4,715)	Short-term	None	—	1,321,719
			$(4,715)
SC	480,945	1,327,256	(583,193)	Short-term	None	(434,588)	(83,944)
			(874,364)	Long-term	None
			$(1,457,557)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on each Fund.

NOTE 12 — MARKET DISRUPTION

Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and in the future may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world.

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION (continued)

Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the Fund’s investments. Any of these occurrences could disrupt the operations of the Funds and of the Funds service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Funds' financial statements.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2023, the Funds declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
EMCD	$0.0449	November 1, 2023	Daily
EMHCD	$0.0571	November 1, 2023	Daily
HYB	$0.0722	November 1, 2023	Daily
SC	$0.0411	November 1, 2023	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMCD Fund	as of September 30, 2023 (Unaudited)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 91.0%
	Argentina: 0.7%
800,000	YPF SA, 6.950%, 07/21/2027	$643,056	0.7

	Brazil: 4.2%
750,000 (1)	Banco do Brasil SA/ Cayman, 9.000%, 12/31/2199	753,461	0.8
500,000	Braskem Netherlands Finance BV, 7.250%, 02/13/2033	460,675	0.5
500,000	Embraer Netherlands Finance BV, 5.400%, 02/01/2027	488,233	0.5
950,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	739,812	0.8
475,000 (2)	Minerva Luxembourg SA, 4.375%, 03/18/2031	369,906	0.4
900,000	Nexa Resources SA, 6.500%, 01/18/2028	856,247	0.9
300,000 (2)	Suzano Austria GmbH, 7.000%, 03/16/2047	287,250	0.3
		3,955,584	4.2

	Cayman Islands: 1.2%
925,000 (2)	CK Hutchison International 23 Ltd., 4.875%, 04/21/2033	861,605	0.9
250,000	Suzano International Finance BV, 5.500%, 01/17/2027	245,781	0.3
		1,107,386	1.2

	Chile: 3.7%
450,000	Antofagasta PLC, 5.625%, 05/13/2032	428,288	0.5
800,000	Banco de Credito e Inversiones SA, 2.875%, 10/14/2031	644,200	0.7
600,000 (2)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	514,980	0.6
700,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	679,750	0.7
700,000	Engie Energia Chile SA, 3.400%, 01/28/2030	579,383	0.6
800,000	Telefonica Moviles Chile SA, 3.537%, 11/18/2031	601,600	0.6
		3,448,201	3.7

	China: 2.9%
650,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	632,895	0.7
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	China: (continued)
600,000 (2)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	$553,990	0.6
650,000 (2)	Lenovo Group Ltd., 5.831%, 01/27/2028	637,250	0.7
950,000 (2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	869,882	0.9
		2,694,017	2.9

	Colombia: 4.1%
750,000 (1)	Bancolombia SA, 4.625%, 12/18/2029	648,229	0.7
900,000	Ecopetrol SA, 8.625%, 01/19/2029	904,365	0.9
1,100,000	Ecopetrol SA, 8.875%, 01/13/2033	1,075,085	1.1
625,000 (2)	Geopark Ltd., 5.500%, 01/17/2027	535,937	0.6
450,000 (2)	Millicom International Cellular SA, 5.125%, 01/15/2028	380,583	0.4
404,000	Oleoducto Central SA, 4.000%, 07/14/2027	361,984	0.4
		3,906,183	4.1

	Ghana: 0.4%
424,000 (2)	Tullow Oil PLC, 10.250%, 05/15/2026	369,007	0.4

	Guatemala: 0.7%
800,000 (2)	CT Trust, 5.125%, 02/03/2032	623,700	0.7

	Hong Kong: 2.0%
635,000 (2)	Lenovo Group Ltd., 6.536%, 07/27/2032	627,263	0.6
1,500,000 (2)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,308,300	1.4
		1,935,563	2.0

	India: 3.9%
450,000	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	360,277	0.4
1,200,000 (2)	JSW Steel Ltd., 5.050%, 04/05/2032	969,810	1.0
525,000 (1)(2)	Network i2i Ltd., 3.975%, 12/31/2199	478,842	0.5
535,000 (2)	Reliance Industries Ltd., 2.875%, 01/12/2032	426,178	0.4
720,000 (2)	Reliance Industries Ltd., 3.667%, 11/30/2027	667,667	0.7
700,000 (2)	Summit Digitel Infrastructure Ltd., 2.875%, 08/12/2031	534,019	0.6

See Accompanying Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMCD Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India: (continued)
350,000 (2)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	$258,909	0.3
		3,695,702	3.9

	Indonesia: 1.1%
1,100,000 (2)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,037,839	1.1

	Isle of Man: 0.5%
600,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	506,562	0.5

	Israel: 2.9%
925,000 (1)(2)	Bank Hapoalim BM, 3.255%, 01/21/2032	792,679	0.8
675,000 (2)	Energean Israel Finance Ltd., 8.500%, 09/30/2033	676,265	0.7
825,000 (2)	Israel Discount Bank Ltd., 5.375%, 01/26/2028	803,608	0.9
500,000 (2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	459,545	0.5
		2,732,097	2.9

	Kazakhstan: 0.8%
500,000	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	376,115	0.4
500,000	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	408,755	0.4
		784,870	0.8

	Kuwait: 2.0%
550,000 (2)	MEGlobal BV, 2.625%, 04/28/2028	476,325	0.5
575,000	MEGlobal BV, 4.250%, 11/03/2026	546,839	0.6
900,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	829,922	0.9
		1,853,086	2.0

	Luxembourg: 4.2%
475,000 (2)	Aegea Finance Sarl, 9.000%, 01/20/2031	479,258	0.5
775,000 (2)(3)	Altice Financing SA, 5.750%, 08/15/2029	636,127	0.7
750,000 (2)	Chile Electricity Lux MPC Sarl, 6.010%, 01/20/2033	746,250	0.8
625,000 (2)	Cosan Luxembourg SA, 7.500%, 06/27/2030	621,875	0.7
675,000 (2)	CSN Resources SA, 4.625%, 06/10/2031	514,016	0.5
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Luxembourg: (continued)
325,000 (2)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	$320,834	0.3
625,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	620,937	0.7
		3,939,297	4.2

	Macao: 2.3%
675,000	MGM China Holdings Ltd., 4.750%, 02/01/2027	609,528	0.6
1,675,000	Sands China Ltd., 5.650%, 08/08/2028	1,576,594	1.7
		2,186,122	2.3

	Malaysia: 1.6%
375,000 (2)	CIMB Bank Bhd, 2.125%, 07/20/2027	331,710	0.4
650,000 (2)	GENM Capital Labuan Ltd., 3.882%, 04/19/2031	513,165	0.5
725,000 (2)	MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027	670,973	0.7
		1,515,848	1.6

	Mexico: 7.5%
950,000 (2)	Alpek SAB de CV, 4.250%, 09/18/2029	834,575	0.9
600,000 (1)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	539,541	0.6
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	449,618	0.5
900,000 (1)(2)	BBVA Bancomer SA/Texas, 8.450%, 06/29/2038	888,003	0.9
525,000 (1)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	490,389	0.5
850,000 (2)	Cemex SAB de CV, 5.200%, 09/17/2030	783,385	0.8
750,000 (1)(2)	Cemex SAB de CV, 9.125%, 12/31/2199	780,938	0.8
650,000 (2)	GCC SAB de CV, 3.614%, 04/20/2032	528,775	0.6
450,000	Industrias Penoles SAB de CV, 4.150%, 09/12/2029	395,437	0.4
675,000	Petroleos Mexicanos, 6.875%, 08/04/2026	620,919	0.7
875,000 (2)	Petroleos Mexicanos, 10.000%, 02/07/2033	779,188	0.8
		7,090,768	7.5

See Accompanying Notes to Financial Statements

19

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Morocco: 0.4%
500,000	OCP SA, 6.875%, 04/25/2044	$421,853	0.4

	Netherlands: 2.6%
975,000 (2)	Embraer Netherlands Finance BV, 7.000%, 07/28/2030	967,395	1.0
625,000 (2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	595,703	0.6
900,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 09/15/2031	929,160	1.0
		2,492,258	2.6

	Nigeria: 0.4%
475,000	IHS Netherlands Holdco BV, 8.000%, 09/18/2027	399,359	0.4

	Oman: 0.6%
550,000 (2)	Oryx Funding Ltd., 5.800%, 02/03/2031	527,951	0.6

	Panama: 1.4%
569,852 (2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	486,782	0.5
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	882,240	0.9
		1,369,022	1.4

	Peru: 2.7%
1,000,000 (1)	Banco de Credito del Peru S.A., 3.125%, 07/01/2030	922,751	1.0
950,000 (2)(3)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	959,405	1.0
700,000	Southern Copper Corp., 3.875%, 04/23/2025	674,037	0.7
		2,556,193	2.7

	Poland: 1.5%
775,000 (2)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	731,406	0.8
785,000 (2)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	730,184	0.7
		1,461,590	1.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Qatar: 0.6%
650,000 (2)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	$543,072	0.6

	Russian Federation: 0.1%
1,000,000 (2)(4)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	60,000	0.1
500,000 (2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	43,437	0.0
		103,437	0.1

	Saudi Arabia: 3.6%
400,000 (2)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	365,082	0.4
525,000 (2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	426,746	0.4
650,000	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	473,649	0.5
350,000 (2)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	343,658	0.4
1,400,000 (2)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,124,592	1.2
700,000	Saudi Arabian Oil Co., 2.875%, 04/16/2024	687,267	0.7
		3,420,994	3.6

	Singapore: 0.8%
800,000 (1)(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	734,784	0.8

	South Africa: 1.2%
875,000 (2)	Bidvest Group UK PLC, 3.625%, 09/23/2026	780,583	0.8
400,000	Bidvest Group UK PLC, 3.625%, 09/23/2026	356,838	0.4
		1,137,421	1.2

	South Korea: 7.4%
700,000 (2)	GS Caltex Corp., 5.375%, 08/07/2028	684,519	0.7
1,000,000 (2)	Hanwha Q Cells Americas Holdings Corp., 5.000%, 07/27/2028	974,660	1.0
700,000 (2)	Kookmin Bank, 2.500%, 11/04/2030	551,222	0.6
550,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	537,727	0.6
650,000 (2)	Korea Electric Power Corp., 3.625%, 06/14/2025	628,572	0.7

See Accompanying Notes to Financial Statements

20

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	South Korea: (continued)
500,000 (2)	LG Energy Solution Ltd., 5.750%, 09/25/2028	$497,518	0.5
925,000 (2)	POSCO, 5.625%, 01/17/2026	921,781	1.0
675,000 (2)(3)	POSCO, 5.750%, 01/17/2028	671,679	0.7
425,000 (1)(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	377,855	0.4
675,000 (2)	Shinhan Financial Group Co. Ltd., 5.000%, 07/24/2028	652,294	0.7
700,000 (2)	SK Hynix, Inc., 2.375%, 01/19/2031	527,681	0.5
		7,025,508	7.4

	Spain: 1.6%
600,000	Banco Santander SA, 5.588%, 08/08/2028	587,250	0.6
1,000,000	Banco Santander SA, 6.921%, 08/08/2033	956,867	1.0
		1,544,117	1.6

	Taiwan: 0.7%
650,000 (2)(3)	TSMC Global Ltd., 4.625%, 07/22/2032	613,255	0.7

	Tanzania: 0.7%
775,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	625,735	0.7

	Thailand: 2.9%
1,075,000 (1)	Bangkok Bank PCL/ Hong Kong, 3.733%, 09/25/2034	897,018	0.9
725,000 (2)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	619,719	0.7
300,000	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	256,436	0.3
438,000 (2)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	285,269	0.3
700,000	Thaioil Treasury Center Co. Ltd., 4.625%, 11/20/2028	659,211	0.7
		2,717,653	2.9

	Turkey: 2.2%
250,000 (2)	Akbank TAS, 6.800%, 02/06/2026	244,344	0.3
550,000 (2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	537,284	0.6
700,000 (2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	681,660	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: (continued)
575,000 (2)	Yapi ve Kredi Bankasi AS, 9.250%, 10/16/2028	$579,312	0.6
		2,042,600	2.2

	United Arab Emirates: 3.2%
700,000	DP World Ltd./United Arab Emirates, 6.850%, 07/02/2037	725,966	0.8
650,000 (1)	Emirates NBD Bank PJSC, 6.125%, 12/31/2199	642,275	0.7
614,271	Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027	567,009	0.6
445,914 (2)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	372,635	0.4
373,248 (2)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	288,567	0.3
508,993 (2)	Sweihan PV Power Co. PJSC, 3.625%, 01/31/2049	395,182	0.4
		2,991,634	3.2

	United Kingdom: 5.8%
650,000 (2)	Anglo American Capital PLC, 5.500%, 05/02/2033	609,781	0.6
475,000 (2)	Antofagasta PLC, 5.625%, 05/13/2032	452,081	0.5
600,000 (2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	481,773	0.5
1,500,000 (1)	HSBC Holdings PLC, 5.887%, 08/14/2027	1,482,289	1.6
900,000 (1)	HSBC Holdings PLC, 6.547%, 06/20/2034	854,359	0.9
550,000 (1)(2)	Standard Chartered PLC, 6.170%, 01/09/2027	547,800	0.6
550,000 (1)(2)	Standard Chartered PLC, 6.301%, 01/09/2029	548,177	0.6
525,000 (2)	WE Soda Investments Holding PLC, 9.500%, 10/06/2028	530,250	0.5
		5,506,510	5.8

	United States: 2.4%
700,000 (1)	Commercial Bank PSQC, 4.500%, 12/31/2199	635,687	0.7
700,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	684,786	0.7

See Accompanying Notes to Financial Statements

21

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
975,000 (2)	Sasol Financing USA LLC, 8.750%, 05/03/2029	$938,394	1.0
		2,258,867	2.4

	Virgin Islands (British): 1.5%
750,000 (2)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	676,875	0.7
775,000 (2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	768,552	0.8
		1,445,427	1.5
	Total Corporate Bonds/Notes (Cost $93,570,276)	85,964,128	91.0

SOVEREIGN BONDS: 1.3%
	Hungary: 0.6%
575,000 (2)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	566,522	0.6

	India: 0.7%
675,000 (2)	Export-Import Bank of India, 5.500%, 01/18/2033	645,914	0.7
	Total Sovereign Bonds (Cost $1,244,765)	1,212,436	1.3

	Total Long-Term Investments (Cost $94,815,041)	87,176,564	92.3

SHORT-TERM INVESTMENTS: 7.6%
	Commercial Paper: 4.7%
1,000,000	Autozone, Inc., 8.080%, 10/02/2023	999,557	1.1
1,000,000	Entergy Corp., 6.570%, 10/05/2023	999,100	1.1
1,000,000	HP, Inc., 6.040%, 10/11/2023	998,182	1.0
700,000	HP, Inc., 6.610%, 10/05/2023	699,367	0.7
800,000	Mondelez International, Inc., 8.250%, 10/02/2023	799,638	0.8
	Total Commercial Paper (Cost $4,497,170)	4,495,844	4.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.9%
635,457 (5)	Bethesda Securities LLC, Repurchase Agreement dated 09/29/2023, 5.390%, due 10/02/2023 (Repurchase Amount $635,739, collateralized by various U.S. Government Agency Obligations, 3.062%- 6.000%, Market Value plus accrued interest $648,166, due 08/01/28-07/01/53)	$635,457	0.7
1,000,000 (5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/29/2023, 5.330%, due 10/02/2023 (Repurchase Amount $1,000,438, collateralized by various U.S. Government Securities, 0.000%- 7.500%, Market Value plus accrued interest $1,020,000, due 10/31/23-02/15/53)	1,000,000	1.1
123,311 (5)	National Bank Financial, Repurchase Agreement dated 09/29/2023, 5.340%, due 10/02/2023 (Repurchase Amount $123,365, collateralized by various U.S. Government Securities, 0.000%- 4.750%, Market Value plus accrued interest $125,777, due 10/02/23)	123,311	0.1
	Total Repurchase Agreements (Cost $1,758,768)	1,758,768	1.9

See Accompanying Notes to Financial Statements

22

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
954,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.270% (Cost $954,000)	$954,000	1.0
	Total Short-Term Investments (Cost $7,209,938)	$7,208,612	7.6
	Total Investments in Securities (Cost $102,024,979)	$94,385,176	99.9
	Assets in Excess of Other Liabilities	93,461	0.1
	Net Assets	$94,478,637	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Defaulted security.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2023.

Sector Diversification	Percentage of Net Assets
Financial	20.8%
Energy	19.1
Basic Materials	16.4
Consumer, Cyclical	7.6
Industrial	6.8
Communications	6.6
Consumer, Non-cyclical	6.5
Utilities	4.7
Technology	2.5
Sovereign Bonds	1.3
Short-Term Investments	7.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMCD Fund	as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$85,964,128	$—	$85,964,128
Sovereign Bonds	—	1,212,436	—	1,212,436
Short-Term Investments	954,000	6,254,612	—	7,208,612
Total Investments, at fair value	$954,000	$93,431,176	$—	$94,385,176
Other Financial Instruments+
Futures	413,003	—	—	413,003
Total Assets	$1,367,003	$93,431,176	$—	$94,798,179
Liabilities Table
Other Financial Instruments+
Futures	$(346,298)	$—	$—	$(346,298)
Total Liabilities	$(346,298)	$—	$—	$(346,298)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya VACS Series EMCD Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	54	12/29/23	$10,946,391	$(26,682)
U.S. Treasury 5-Year Note	19	12/29/23	2,001,828	(8,935)
U.S. Treasury Long Bond	13	12/19/23	1,479,156	(64,741)
U.S. Treasury Ultra Long Bond	28	12/19/23	3,323,250	(245,940)
			$17,750,625	$(346,298)
Short Contracts:
U.S. Treasury 10-Year Note	(66)	12/19/23	(7,132,125)	124,125
U.S. Treasury Ultra 10-Year Note	(89)	12/19/23	(9,929,062)	288,878
			$(17,061,187)	$413,003

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$413,003
Total Asset Derivatives		$413,003
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$346,298
Total Liability Derivatives		$346,298

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

 24

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMCD Fund	as of September 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$34,444
Total	$34,444

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$206,333
Total	$206,333

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $102,528,529.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$519,493
Gross Unrealized Depreciation	(7,973,408)
Net Unrealized Depreciation	$(7,453,915)

See Accompanying Notes to Financial Statements

 25

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMHCD Fund	as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 56.2%
	Angola: 0.8%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$618,791	0.4
500,000 (1)	Angolan Government International Bond, 9.500%, 11/12/2025	490,368	0.4
		1,109,159	0.8

	Argentina: 1.2%
1,883,777 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2030), 07/09/2030	541,237	0.4
374,111	Argentine Republic Government International Bond, 1.000%, 07/09/2029	103,272	0.1
3,406,220 (2)	Argentine Republic Government International Bond, 3.625% (Step Rate @ 4.125% on 07/09/2027), 07/09/2035	853,020	0.6
701,019 (2)	Argentine Republic Government International Bond, 4.250% (Step Rate @ 5.000% on 01/09/2038), 01/09/2038	206,271	0.1
		1,703,800	1.2

	Bahrain: 1.4%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	2,012,400	1.4

	Brazil: 1.0%
1,000,000	Brazilian Government International Bond, 5.625%, 02/21/2047	796,535	0.5
700,000	Brazilian Government International Bond, 6.000%, 10/20/2033	661,850	0.5
		1,458,385	1.0

	Chile: 0.8%
1,000,000	Chile Government International Bond, 3.500%, 01/31/2034	828,360	0.6
500,000	Chile Government International Bond, 4.000%, 01/31/2052	364,805	0.2
		1,193,165	0.8

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia: 2.1%
900,000	Colombia Government International Bond, 3.250%, 04/22/2032	$648,207	0.4
1,000,000	Colombia Government International Bond, 4.125%, 05/15/2051	558,750	0.4
750,000	Colombia Government International Bond, 5.000%, 06/15/2045	494,359	0.3
400,000	Colombia Government International Bond, 5.200%, 05/15/2049	264,062	0.2
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	393,752	0.3
664,000	Colombia Government International Bond, 8.000%, 04/20/2033	658,376	0.5
		3,017,506	2.1

	Costa Rica: 1.0%
1,500,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,450,935	1.0

	Cote d'Ivoire: 0.6%
992,154 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	888,513	0.6

	Dominican Republic: 3.0%
700,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	570,636	0.4
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	369,017	0.3
1,700,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,218,815	0.9
925,000	Dominican Republic International Bond, 6.000%, 07/19/2028	881,423	0.6
500,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	442,323	0.3
500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	500,285	0.3
300,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	290,372	0.2
		4,272,871	3.0

See Accompanying Notes to Financial Statements

 26

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMHCD Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ecuador: 0.9%
717,550 (1)(2)	Ecuador Government International Bond, 2.500% (Step Rate @ 5.000% on 07/31/2027), 07/31/2040	$238,352	0.1
1,807,845 (1)(2)	Ecuador Government International Bond, 3.500% (Step Rate @ 5.500% on 07/31/2025), 07/31/2035	675,149	0.5
800,850 (1)(2)	Ecuador Government International Bond, 6.000% (Step Rate @ 6.900% on 07/31/2030), 07/31/2030	410,319	0.3
		1,323,820	0.9

	Egypt: 1.5%
1,000,000	Egypt Government International Bond, 5.800%, 09/30/2027	661,350	0.5
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	253,500	0.2
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	945,254	0.6
600,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	326,985	0.2
		2,187,089	1.5

	El Salvador: 0.6%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	818,050	0.6

	Gabon: 0.3%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	372,823	0.3

	Ghana: 1.2%
750,000 (4)	Ghana Government International Bond, 7.875%, 03/26/2027	339,506	0.3
2,000,000 (4)	Ghana Government International Bond, 7.875%, 02/11/2035	898,400	0.6
1,000,000 (4)	Ghana Government International Bond, 8.750%, 03/11/2061	428,610	0.3
		1,666,516	1.2

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Guatemala: 1.2%
860,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	$794,829	0.6
950,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	915,563	0.6
		1,710,392	1.2

	Honduras: 0.3%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	214,000	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	188,800	0.1
		402,800	0.3

	Hungary: 2.1%
1,750,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	974,225	0.7
700,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	640,301	0.4
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	524,655	0.4
875,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	862,098	0.6
		3,001,279	2.1

	India: 0.9%
500,000	Export-Import Bank of India, 2.250%, 01/13/2031	387,383	0.3
1,000,000 (1)	Export-Import Bank of India, 5.500%, 01/18/2033	956,910	0.6
		1,344,293	0.9

	Indonesia: 2.1%
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,162,112	0.8
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	295,251	0.2
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,532,294	1.1
		2,989,657	2.1

	Jamaica: 0.9%
600,000	Jamaica Government International Bond, 7.875%, 07/28/2045	661,008	0.5

See Accompanying Notes to Financial Statements

 27

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMHCD Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Jamaica: (continued)
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	$571,703	0.4
		1,232,711	0.9

	Jordan: 1.0%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	890,305	0.6
500,000 (1)	Jordan Government International Bond, 7.500%, 01/13/2029	490,210	0.4
		1,380,515	1.0

	Kenya: 0.6%
500,000 (1)	Republic of Kenya Government International Bond, 6.875%, 06/24/2024	464,288	0.3
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	403,747	0.3
		868,035	0.6

	Lebanon: 0.2%
2,000,000 (4)	Lebanon Government International Bond, 6.850%, 03/23/2027	164,620	0.1
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	167,500	0.1
		332,120	0.2

	Mexico: 3.4%
940,000	Mexico Government International Bond, 3.250%, 04/16/2030	800,889	0.6
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	932,855	0.6
1,550,000	Mexico Government International Bond, 4.875%, 05/19/2033	1,391,660	1.0
1,829,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,666,219	1.2
		4,791,623	3.4

	Morocco: 0.2%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	310,717	0.2

	Nigeria: 1.9%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	418,853	0.3

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Nigeria: (continued)
1,500,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	$1,112,677	0.8
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	351,115	0.2
675,000	Nigeria Government International Bond, 7.875%, 02/16/2032	533,915	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	237,295	0.2
		2,653,855	1.9

	Oman: 1.0%
800,000	Oman Government International Bond, 6.000%, 08/01/2029	786,088	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	671,891	0.5
		1,457,979	1.0

	Panama: 2.6%
750,000	Panama Government International Bond, 3.298%, 01/19/2033	586,567	0.4
500,000	Panama Government International Bond, 4.500%, 04/16/2050	341,775	0.2
1,000,000	Panama Government International Bond, 4.500%, 01/19/2063	648,815	0.5
1,000,000	Panama Government International Bond, 6.400%, 02/14/2035	969,430	0.7
550,000	Panama Government International Bond, 6.700%, 01/26/2036	544,932	0.4
600,000	Panama Government International Bond, 6.875%, 01/31/2036	602,673	0.4
		3,694,192	2.6

	Paraguay: 1.4%
576,000	Paraguay Government International Bond, 5.000%, 04/15/2026	561,404	0.4
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	528,704	0.4
1,000,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	946,425	0.6
		2,036,533	1.4

	Peru: 0.8%
500,000	Peruvian Government International Bond, 2.780%, 12/01/2060	266,333	0.2

See Accompanying Notes to Financial Statements

 28

PORTFOLIO OF INVESTMENTS
Voya VACS Series EMHCD Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Peru: (continued)
500,000	Peruvian Government International Bond, 2.783%, 01/23/2031	$410,210	0.3
500,000	Peruvian Government International Bond, 5.625%, 11/18/2050	462,952	0.3
		1,139,495	0.8

	Philippines: 1.2%
750,000 (5)	Philippine Government International Bond, 5.500%, 01/17/2048	706,796	0.5
1,000,000 (5)	Philippine Government International Bond, 5.950%, 10/13/2047	994,960	0.7
		1,701,756	1.2

	Poland: 1.8%
1,400,000	Republic of Poland Government International Bond, 4.875%, 10/04/2033	1,303,736	0.9
1,225,000	Republic of Poland Government International Bond, 5.750%, 11/16/2032	1,230,751	0.9
		2,534,487	1.8

	Qatar: 1.2%
750,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	700,433	0.5
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	612,645	0.4
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	435,395	0.3
		1,748,473	1.2

	Romania: 1.9%
1,500,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,209,225	0.8
1,500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,222,342	0.9
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	313,384	0.2
		2,744,951	1.9

	Russian Federation: 0.3%
1,000,000 (4)	Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	365,000	0.3

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Saudi Arabia: 2.7%
3,000,000	Saudi Government International Bond, 3.450%, 02/02/2061	$1,842,210	1.3
800,000	Saudi Government International Bond, 3.750%, 01/21/2055	532,512	0.4
1,475,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	1,476,859	1.0
		3,851,581	2.7

	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	402,545	0.3

	Serbia: 0.4%
500,000	Serbia International Bond, 2.125%, 12/01/2030	369,010	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	262,459	0.2
		631,469	0.4

	South Africa: 2.1%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,732,880	1.2
1,125,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	748,946	0.5
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	574,840	0.4
		3,056,666	2.1

	Sri Lanka: 1.1%
500,000 (1)(4)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	247,720	0.2
2,000,000 (1)(4)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	967,150	0.7
750,000 (4)	Sri Lanka Government International Bond, 7.550%, 03/28/2030	349,808	0.2
		1,564,678	1.1

	Turkey: 2.9%
950,000	Turkey Government International Bond, 4.875%, 10/09/2026	873,606	0.6
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	446,900	0.3

See Accompanying Notes to Financial Statements

 29

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
750,000	Turkey Government International Bond, 6.000%, 01/14/2041	$556,571	0.4
375,000	Turkey Government International Bond, 6.500%, 09/20/2033	322,097	0.2
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	960,485	0.7
1,000,000	Turkey Government International Bond, 9.875%, 01/15/2028	1,055,905	0.7
		4,215,564	2.9

	Ukraine: 0.8%
1,111,000 (4)	Ukraine Government International Bond, 7.253%, 03/15/2035	294,693	0.2
650,000 (4)	Ukraine Government International Bond, 7.375%, 09/25/2034	172,412	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2024	118,505	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2025	115,045	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2026	103,454	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2027	99,994	0.0
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2028	99,994	0.1
225,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2029	64,800	0.0
500,000 (4)	Ukraine Government International Bond, 9.750%, 11/01/2030	149,500	0.1
		1,218,397	0.8

	United Arab Emirates: 1.0%
1,400,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	1,394,064	1.0

	Uruguay: 0.9%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	121,921	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	49,665	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Uruguay: (continued)
1,062,164 (5)	Uruguay Government International Bond, 5.750%, 10/28/2034	$1,086,589	0.8
		1,258,175	0.9

	Venezuela: 0.1%
1,250,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	131,250	0.1

	Zambia: 0.5%
750,000 (1)(4)	Zambia Government International Bond, 8.500%, 04/14/2024	413,449	0.3
500,000 (1)(4)	Zambia Government International Bond, 8.970%, 07/30/2027	273,572	0.2
		687,021	0.5
	Total Sovereign Bonds (Cost $82,127,706)	80,327,305	56.2

CORPORATE BONDS/NOTES: 37.9%
	Brazil: 0.6%
1,050,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	817,687	0.6

	Chile: 4.5%
900,000 (1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	776,835	0.5
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	866,427	0.6
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	566,831	0.4
700,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	647,707	0.5
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	704,027	0.5
400,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	381,500	0.3
400,000 (1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	245,066	0.2
700,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	562,090	0.4
1,500,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,396,027	1.0

See Accompanying Notes to Financial Statements

30

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	$213,090	0.1
		6,359,600	4.5

	Colombia: 0.9%
1,250,000	Ecopetrol SA, 8.625%, 01/19/2029	1,256,062	0.9

	Guatemala: 0.4%
700,000 (1)	CT Trust, 5.125%, 02/03/2032	545,738	0.4

	Indonesia: 3.6%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	659,366	0.5
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	636,180	0.4
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	875,800	0.6
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	452,488	0.3
750,000 (5)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	706,372	0.5
1,500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	1,412,745	1.0
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	451,563	0.3
		5,194,514	3.6

	Isle of Man: 0.4%
650,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	548,776	0.4

	Israel: 0.4%
750,000 (1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	619,613	0.4

	Kazakhstan: 0.5%
1,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	752,230	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Luxembourg: 2.4%
1,150,000 (1)	Chile Electricity Lux MPC Sarl, 6.010%, 01/20/2033	$1,144,250	0.8
1,000,000 (1)	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	728,690	0.5
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	542,949	0.4
950,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	943,825	0.7
		3,359,714	2.4

	Malaysia: 1.2%
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	237,900	0.2
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,449,254	1.0
		1,687,154	1.2

	Mexico: 7.3%
750,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	728,186	0.5
1,350,000 (1)(3)	BBVA Bancomer SA/Texas, 8.450%, 06/29/2038	1,332,004	0.9
800,000 (3)(5)	Cemex SAB de CV, 5.125%, 12/31/2199	747,260	0.5
1,100,000 (1)(3)	Cemex SAB de CV, 9.125%, 12/31/2199	1,145,375	0.8
500,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	323,838	0.2
425,000 (1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	382,500	0.3
1,000,000 (1)	Comision Federal de Electricidad, 6.264%, 02/15/2052	817,270	0.6
350,000	Petroleos Mexicanos, 5.500%, 06/27/2044	193,408	0.2
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	881,290	0.6
500,000	Petroleos Mexicanos, 6.500%, 01/23/2029	406,482	0.3
1,735,000	Petroleos Mexicanos, 6.700%, 02/16/2032	1,291,274	0.9
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	295,000	0.2
1,000,000	Petroleos Mexicanos, 6.950%, 01/28/2060	593,500	0.4
1,375,000 (1)	Petroleos Mexicanos, 10.000%, 02/07/2033	1,224,438	0.9
		10,361,825	7.3

See Accompanying Notes to Financial Statements

31

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Netherlands: 1.0%
1,500,000 (1)	Embraer Netherlands Finance BV, 7.000%, 07/28/2030	$1,488,300	1.0

	Oman: 1.2%
1,750,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,673,420	1.2

	Panama: 1.4%
1,425,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,109,448	0.8
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	922,014	0.6
		2,031,462	1.4

	Peru: 2.0%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	345,228	0.3
1,425,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	1,439,108	1.0
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	176,957	0.1
1,400,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	845,901	0.6
		2,807,194	2.0

	Poland: 0.8%
1,175,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	1,108,906	0.8

	Qatar: 0.6%
1,350,000 (1)	QatarEnergy, 3.300%, 07/12/2051	877,459	0.6

	Saudi Arabia: 0.4%
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	540,034	0.4

	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	913,730	0.6

	South Korea: 0.7%
1,000,000 (1)(5)	POSCO, 5.750%, 01/17/2028	995,080	0.7

	Spain: 1.6%
800,000	Banco Santander SA, 5.588%, 08/08/2028	782,999	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Spain: (continued)
1,600,000	Banco Santander SA, 6.921%, 08/08/2033	$1,530,988	1.1
		2,313,987	1.6

	Tanzania: 0.3%
600,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	484,440	0.3

	Thailand: 0.7%
850,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	726,567	0.5
375,000	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	320,545	0.2
		1,047,112	0.7

	United Arab Emirates: 2.2%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	682,125	0.5
424,680 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	354,890	0.2
583,200 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	450,887	0.3
1,450,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	1,326,532	0.9
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	399,732	0.3
		3,214,166	2.2

	United Kingdom: 2.1%
1,550,000 (3)	HSBC Holdings PLC, 5.887%, 08/14/2027	1,531,699	1.1
675,000 (3)	HSBC Holdings PLC, 6.547%, 06/20/2034	640,769	0.5
775,000 (1)	WE Soda Investments Holding PLC, 9.500%, 10/06/2028	782,750	0.5
		2,955,218	2.1

	Venezuela: 0.1%
1,000,000 (4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	56,500	0.0
1,750,000 (4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	98,875	0.1
		155,375	0.1
	Total Corporate Bonds/Notes (Cost $56,270,438)	54,108,796	37.9

See Accompanying Notes to Financial Statements

32

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Venezuela: (continued)
	Total Long-Term Investments (Cost $138,398,144)	$134,436,101	94.1

SHORT-TERM INVESTMENTS: 7.0%
	Commercial Paper: 4.0%
1,000,000	Autozone, Inc., 8.080%, 10/02/2023	999,558	0.7
1,300,000	Entergy Corp., 6.570%, 10/05/2023	1,298,830	0.9
1,300,000	HP, Inc., 6.040%, 10/11/2023	1,297,637	0.9
1,200,000	HP, Inc., 6.610%, 10/05/2023	1,198,914	0.8
1,000,000	Mondelez International, Inc., 8.250%, 10/02/2023	999,548	0.7
	Total Commercial Paper (Cost $5,796,197)	5,794,487	4.0

	Repurchase Agreements: 2.3%
247,634 (6)	Bank of America Inc., Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $247,742, collateralized by various U.S. Government Securities, 1.375%- 4.000%, Market Value plus accrued interest $252,587, due 11/15/40-02/15/53)	247,634	0.2
1,000,000 (6)	Daiwa Capital Markets, Repurchase Agreement dated 09/29/2023, 5.310%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.000%- 5.440%, Market Value plus accrued interest $1,020,000, due 11/14/23-05/15/40)	1,000,000	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.500%- 1.750%, Market Value plus accrued interest $1,020,000, due 06/30/24-05/31/27)	$1,000,000	0.7
1,000,000 (6)	HSBC Securities USA, Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $1,000,435, collateralized by various U.S. Government Securities, 0.000%- 4.375%, Market Value plus accrued interest $1,020,000, due 02/29/24-02/15/53)	1,000,000	0.7
	Total Repurchase Agreements (Cost $3,247,634)	3,247,634	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
963,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.270% (Cost $963,000)	$963,000	0.7
	Total Short-Term Investments (Cost $10,006,831)	10,005,121	7.0
	Total Investments in Securities (Cost $148,404,975)	$144,441,222	101.1
	Liabilities in Excess of Other Assets	(1,599,256)	(1.1)
	Net Assets	$142,841,966	100.0

See Accompanying Notes to Financial Statements

33

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2023.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(4)	Defaulted security.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2023.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	56.2%
Energy	14.0
Financial	7.6
Utilities	5.7
Basic Materials	5.5
Industrial	2.5
Consumer, Non-cyclical	2.2
Communications	0.4
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

34

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$80,327,305	$—	$80,327,305
Corporate Bonds/Notes	—	54,108,796	—	54,108,796
Short-Term Investments	963,000	9,042,121	—	10,005,121
Total Investments, at fair value	$963,000	$143,478,222	$—	$144,441,222
Other Financial Instruments+
Futures	343,353	—	—	343,353
Total Assets	$1,306,353	$143,478,222	$—	$144,784,575
Liabilities Table
Other Financial Instruments+
Futures	$(242,391)	$—	$—	$(242,391)
Total Liabilities	$(242,391)	$—	$—	$(242,391)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	73	12/29/23	$14,797,898	$(34,713)
U.S. Treasury Ultra Long Bond	24	12/19/23	2,848,500	(207,678)
			$17,646,398	$(242,391)
Short Contracts:
U.S. Treasury 5-Year Note	(2)	12/29/23	(210,719)	903
U.S. Treasury 10-Year Note	(8)	12/19/23	(864,500)	10,745
U.S. Treasury Long Bond	(1)	12/19/23	(113,781)	4,529
U.S. Treasury Ultra 10-Year Note	(112)	12/19/23	(12,495,000)	327,176
			$(13,684,000)	$343,353

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$343,353
Total Asset Derivatives		$343,353
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$242,391
Total Liability Derivatives		$242,391

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

 35

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$129,355
Total	$129,355

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$400,366
Total	$400,366

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $151,967,007.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,408,246
Gross Unrealized Depreciation	(5,971,635)
Net Unrealized Depreciation	$(3,563,389)

See Accompanying Notes to Financial Statements

 36

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.6%
	Basic Materials: 5.9%
290,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$288,918	0.2
200,000 (1)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	108,996	0.1
415,000	ATI, Inc., 7.250%, 08/15/2030	412,394	0.4
355,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	309,633	0.3
145,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	123,673	0.1
330,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	283,530	0.2
393,000 (1)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	325,105	0.3
368,000 (1)	Constellium SE, 5.625%, 06/15/2028	346,710	0.3
245,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	235,234	0.2
490,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	459,114	0.4
390,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	368,813	0.3
436,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	397,624	0.3
454,000 (1)(2)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	409,921	0.3
509,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	465,078	0.4
65,000 (1)	Novelis Corp., 3.250%, 11/15/2026	58,132	0.1
350,000 (1)	Novelis Corp., 3.875%, 08/15/2031	279,970	0.2
135,000 (1)	Novelis Corp., 4.750%, 01/30/2030	117,017	0.1
415,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	366,696	0.3
265,000	Olin Corp., 5.000%, 02/01/2030	235,665	0.2
270,000	Olin Corp., 5.125%, 09/15/2027	252,706	0.2
200,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	185,229	0.2
280,000 (1)	SPCM SA, 3.125%, 03/15/2027	248,112	0.2
465,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	435,035	0.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
490,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$256,235	0.2
		6,969,540	5.9

	Communications: 14.4%
380,000 (1)	Acuris Finance US, Inc. / Acuris Finance Sarl, 5.000%, 05/01/2028	313,040	0.3
491,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	243,507	0.2
577,000 (1)	Altice France SA/ France, 5.500%, 10/15/2029	415,778	0.3
245,000 (1)	Altice France SA/ France, 8.125%, 02/01/2027	217,577	0.2
570,000	AMC Networks, Inc., 4.250%, 02/15/2029	350,550	0.3
405,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	260,384	0.2
595,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	438,710	0.4
835,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	656,204	0.6
480,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	436,432	0.4
465,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	433,734	0.4
160,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	154,717	0.1
105,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	59,760	0.0
165,000 (1)	CommScope Technologies LLC, 6.000%, 06/15/2025	157,288	0.1
215,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	158,425	0.1
325,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	195,000	0.2
239,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	223,214	0.2
196,000	CSC Holdings LLC, 5.250%, 06/01/2024	186,756	0.2
900,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	505,589	0.4

See Accompanying Notes to Financial Statements

37

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
400,000 (1)(3)	CSC Holdings LLC, 11.250%, 05/15/2028	$399,005	0.3
580,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	513,561	0.4
465,000	DISH DBS Corp., 5.125%, 06/01/2029	258,482	0.2
282,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	217,316	0.2
325,000	DISH DBS Corp., 7.375%, 07/01/2028	205,323	0.2
550,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	554,918	0.5
307,000	Embarq Corp., 7.995%, 06/01/2036	173,426	0.1
370,000 (1)	GCI LLC, 4.750%, 10/15/2028	319,536	0.3
610,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	399,994	0.3
175,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	138,958	0.1
343,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	299,511	0.2
239,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	192,545	0.2
374,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	343,990	0.3
585,000 (1)	Level 3 Financing, Inc., 3.750%, 07/15/2029	327,809	0.3
335,000 (1)(4)	Level 3 Financing, Inc., 10.500%, 05/15/2030	337,507	0.3
610,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	547,615	0.5
360,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	312,674	0.3
375,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	299,545	0.2
319,000 (5)	Paramount Global, 6.250%, 02/28/2057	240,686	0.2
435,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	229,032	0.2
155,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	138,305	0.1
950,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	868,685	0.7
365,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	245,580	0.2
435,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	351,793	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
200,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	$166,950	0.1
220,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	190,971	0.2
230,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	206,018	0.2
335,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	339,278	0.3
150,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	122,296	0.1
570,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	531,463	0.4
340,000 (1)	Urban One, Inc., 7.375%, 02/01/2028	292,123	0.2
100,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	86,750	0.1
155,000 (1)	Viasat, Inc., 6.500%, 07/15/2028	107,551	0.1
100,000 (1)	Viasat, Inc., 7.500%, 05/30/2031	66,175	0.1
415,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	337,789	0.3
651,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	562,516	0.5
417,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	337,382	0.3
540,000 (1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	401,382	0.3
		17,071,105	14.4

	Consumer, Cyclical: 21.4%
185,000 (1)	1011778 BC ULC / New Red Finance, Inc., 3.500%, 02/15/2029	158,526	0.1
460,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	382,786	0.3
515,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	486,312	0.4
235,000 (1)(3)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	235,575	0.2
460,000 (1)	Affinity Interactive, 6.875%, 12/15/2027	390,501	0.3
130,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	105,223	0.1
345,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	325,663	0.3
440,000 (1)	American Airlines, Inc., 7.250%, 02/15/2028	421,122	0.4

See Accompanying Notes to Financial Statements

38

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
114,583 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	$112,011	0.1
400,000 (1)	Arko Corp., 5.125%, 11/15/2029	323,084	0.3
280,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	250,987	0.2
251,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	214,985	0.2
380,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	321,090	0.3
300,000 (1)	Banijay Entertainment SASU, 8.125%, 05/01/2029	297,967	0.3
460,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	403,562	0.3
78,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	81,202	0.1
90,000 (1)(2)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	78,515	0.1
250,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	244,063	0.2
120,000 (1)	Brinker International, Inc., 8.250%, 07/15/2030	115,616	0.1
485,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	411,394	0.3
370,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	365,261	0.3
325,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	316,590	0.3
275,000 (1)	Carnival Corp., 4.000%, 08/01/2028	238,672	0.2
575,000 (1)	Carnival Corp., 6.000%, 05/01/2029	491,138	0.4
350,000 (1)	Carrols Restaurant Group, Inc., 5.875%, 07/01/2029	294,092	0.2
400,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	382,970	0.3
190,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	174,836	0.1
115,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	116,513	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
295,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	$297,289	0.2
370,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	267,253	0.2
530,000	Ford Motor Co., 6.100%, 08/19/2032	499,760	0.4
785,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	701,296	0.6
835,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	761,208	0.6
275,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	258,388	0.2
400,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	366,562	0.3
103,000 (1)	Gap, Inc., 3.625%, 10/01/2029	76,347	0.1
347,000 (1)	Gap, Inc., 3.875%, 10/01/2031	244,215	0.2
225,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	224,719	0.2
270,000 (1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	227,236	0.2
436,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	401,878	0.3
435,000 (1)	Interface, Inc., 5.500%, 12/01/2028	370,219	0.3
657,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	606,113	0.5
420,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	344,822	0.3
385,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	327,797	0.3
445,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	294,050	0.2
130,000	M/I Homes, Inc., 3.950%, 02/15/2030	106,169	0.1
310,000	M/I Homes, Inc., 4.950%, 02/01/2028	279,766	0.2
170,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	115,202	0.1
110,000 (1)	Macy’s Retail Holdings LLC, 5.875%, 03/15/2030	93,376	0.1
230,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	190,067	0.2

See Accompanying Notes to Financial Statements

39

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
208,000 (1)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	$192,140	0.2
472,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	389,945	0.3
195,000 (3)	MGM Resorts International, 4.625%, 09/01/2026	182,316	0.2
205,000 (3)	MGM Resorts International, 4.750%, 10/15/2028	180,843	0.2
340,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	306,952	0.3
110,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	106,271	0.1
325,000 (1)(3)	NCL Corp. Ltd., 7.750%, 02/15/2029	302,004	0.3
85,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	86,298	0.1
270,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	238,590	0.2
270,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	274,387	0.2
965,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	894,011	0.8
73,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	77,123	0.1
250,000 (1)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	271,381	0.2
395,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/2025	385,350	0.3
500,000	Sands China Ltd., 5.375%, 08/08/2025	484,935	0.4
340,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	293,695	0.2
415,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	408,331	0.3
429,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	372,550	0.3
365,000 (1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	303,061	0.3
125,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	105,139	0.1
320,000 (1)	SRS Distribution, Inc., 6.125%, 07/01/2029	272,841	0.2
530,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	462,910	0.4
370,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	343,044	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
375,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	$328,082	0.3
351,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	271,211	0.2
69,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	57,659	0.0
360,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	348,831	0.3
165,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	152,755	0.1
510,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	466,002	0.4
410,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	317,350	0.3
350,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	309,762	0.3
365,000 (1)	William Carter Co., 5.625%, 03/15/2027	351,429	0.3
545,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	507,496	0.4
27,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	26,572	0.0
200,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	192,492	0.2
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	323,202	0.3
		25,380,948	21.4

	Consumer, Non-cyclical: 16.7%
285,000 (1)	1375209 BC Ltd., 9.000%, 01/30/2028	282,054	0.2
475,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	442,277	0.4
495,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	419,094	0.4
300,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	253,453	0.2
285,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	243,239	0.2

See Accompanying Notes to Financial Statements

40

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
140,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	$126,329	0.1
315,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	303,523	0.3
415,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	382,838	0.3
120,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	108,578	0.1
175,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	147,278	0.1
210,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	184,657	0.2
475,000	B&G Foods, Inc., 5.250%, 09/15/2027	398,293	0.3
220,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	220,928	0.2
380,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	216,741	0.2
365,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	227,595	0.2
385,000 (1)	Bausch Health Cos., Inc., 11.000%, 09/30/2028	262,166	0.2
355,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	350,024	0.3
509,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	462,406	0.4
200,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	141,820	0.1
345,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	262,713	0.2
295,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	253,405	0.2
320,000 (1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	170,400	0.1
480,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	473,446	0.4
160,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	121,769	0.1
605,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	497,529	0.4
550,000	Encompass Health Corp., 4.750%, 02/01/2030	487,364	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
337,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	$326,074	0.3
200,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	191,417	0.2
200,000 (1)	IQVIA, Inc., 6.500%, 05/15/2030	196,004	0.2
466,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	406,668	0.3
305,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	306,215	0.3
545,000 (1)(3)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	469,365	0.4
383,000 (1)	Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	375,767	0.3
460,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	389,304	0.3
520,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	450,063	0.4
345,000 (1)	ModivCare, Inc., 5.875%, 11/15/2025	328,278	0.3
282,000 (1)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	212,054	0.2
430,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	377,844	0.3
264,000	New Albertsons L.P., 7.450%, 08/01/2029	266,940	0.2
614,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	492,884	0.4
300,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	163,170	0.1
200,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	187,214	0.2
300,000	Perrigo Finance Unlimited Co., 4.650%, 06/15/2030	256,131	0.2
290,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	248,689	0.2
565,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	534,678	0.4
575,000 (1)(3)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	533,208	0.4
415,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	355,273	0.3
385,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	376,478	0.3

See Accompanying Notes to Financial Statements

41

PORTFOLIO OF INVESTMENTS
Voya vacs Series hyb Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
380,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	$312,204	0.3
345,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	308,985	0.3
325,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	280,047	0.2
350,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	326,070	0.3
580,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	545,014	0.5
570,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	535,116	0.5
393,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	361,745	0.3
386,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	316,010	0.3
331,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	252,768	0.2
155,000	United Rentals North America, Inc., 3.750%, 01/15/2032	125,278	0.1
310,000	United Rentals North America, Inc., 4.875%, 01/15/2028	289,873	0.2
100,000	United Rentals North America, Inc., 5.250%, 01/15/2030	92,623	0.1
70,000	United Rentals North America, Inc., 5.500%, 05/15/2027	68,097	0.1
350,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	351,209	0.3
340,000 (1)	VT Topco, Inc., 8.500%, 08/15/2030	337,129	0.3
185,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	165,779	0.1
285,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	282,454	0.2
		19,834,038	16.7

	Energy: 11.9%
305,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	279,590	0.2
375,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	358,256	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
205,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	$188,984	0.2
365,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	340,234	0.3
135,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	130,724	0.1
465,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	418,679	0.4
486,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	477,014	0.4
362,000 (1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	301,769	0.3
540,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	529,775	0.4
55,000 (1)	Crescent Energy Finance LLC, 9.250%, 02/15/2028	56,205	0.0
595,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	574,943	0.5
220,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	215,828	0.2
325,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	297,291	0.3
185,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	160,186	0.1
353,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	297,236	0.2
445,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	455,867	0.4
410,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	394,139	0.3
360,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	355,876	0.3
710,000	EnLink Midstream LLC, 5.375%, 06/01/2029	657,443	0.6
125,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	119,444	0.1
420,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	394,606	0.3

See Accompanying Notes to Financial Statements

42

PORTFOLIO OF INVESTMENTS
Voya vacs Series hyb Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
225,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	$221,715	0.2
300,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	253,322	0.2
270,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	248,642	0.2
110,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	100,076	0.1
200,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	180,815	0.2
220,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	198,610	0.2
230,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	203,217	0.2
505,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	474,018	0.4
500,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	491,411	0.4
320,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	310,347	0.3
375,000	Murphy Oil Corp., 6.375%, 07/15/2028	368,966	0.3
315,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	317,756	0.3
415,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	409,996	0.3
485,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	456,860	0.4
675,000 (3)	Southwestern Energy Co., 5.375%, 02/01/2029	622,281	0.5
170,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	149,395	0.1
390,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	338,223	0.3
235,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	234,619	0.2
258,750 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	255,016	0.2
55,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	56,009	0.0
235,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	229,923	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
170,000 (1)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	$143,236	0.1
500,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	410,815	0.3
230,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	227,901	0.2
230,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	226,330	0.2
		14,133,588	11.9

	Financial: 7.6%
245,000	Ally Financial, Inc., 5.750%, 11/20/2025	238,072	0.2
175,000	Ally Financial, Inc., 6.700%, 02/14/2033	152,093	0.1
355,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	316,270	0.3
420,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	371,036	0.3
393,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	361,356	0.3
125,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	109,992	0.1
220,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	220,250	0.2
100,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	102,338	0.1
740,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 5.250%, 05/15/2027	651,315	0.6
410,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	331,729	0.3
214,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	166,203	0.1
380,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	328,483	0.3
380,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	269,718	0.2
445,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	345,530	0.3

See Accompanying Notes to Financial Statements

43

PORTFOLIO OF INVESTMENTS
Voya vacs Series hyb Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
255,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	$238,470	0.2
485,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	394,422	0.3
350,000	Navient Corp., 4.875%, 03/15/2028	297,061	0.3
195,000	Navient Corp., 5.000%, 03/15/2027	175,483	0.2
233,000	OneMain Finance Corp., 4.000%, 09/15/2030	175,118	0.1
475,000	OneMain Finance Corp., 5.375%, 11/15/2029	398,382	0.3
145,000	OneMain Finance Corp., 7.125%, 03/15/2026	142,157	0.1
535,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	489,410	0.4
280,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	212,987	0.2
540,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	391,171	0.3
480,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	472,048	0.4
65,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	58,846	0.1
175,000	Service Properties Trust, 4.750%, 10/01/2026	150,305	0.1
165,000	Service Properties Trust, 5.500%, 12/15/2027	141,222	0.1
540,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	489,367	0.4
345,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/2028	338,248	0.3
455,000 (1)	XHR L.P., 4.875%, 06/01/2029	387,239	0.3
65,000 (1)	XHR L.P., 6.375%, 08/15/2025	63,877	0.1
		8,980,198	7.6

	Industrial: 12.0%
220,000 (1)	AmeriTex HoldCo Intermediate LLC, 10.250%, 10/15/2028	217,800	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
485,000 (1)(2)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	$366,680	0.3
210,000	Ball Corp., 3.125%, 09/15/2031	164,753	0.1
70,000	Ball Corp., 4.875%, 03/15/2026	67,295	0.1
175,000	Ball Corp., 6.875%, 03/15/2028	176,244	0.1
255,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	242,315	0.2
240,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	234,386	0.2
375,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	357,141	0.3
370,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	330,326	0.3
65,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	62,388	0.1
423,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	391,241	0.3
445,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	447,995	0.4
395,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	384,576	0.3
365,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	351,832	0.3
575,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	497,348	0.4
509,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	462,007	0.4
115,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/01/2025	113,130	0.1
460,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	402,388	0.3
125,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	120,253	0.1
225,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	195,722	0.2
190,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	156,793	0.1
196,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	167,935	0.1

See Accompanying Notes to Financial Statements

44

PORTFOLIO OF INVESTMENTS
Voya vacs Series hyb Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
375,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	$290,351	0.2
425,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	356,725	0.3
335,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	329,453	0.3
550,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	482,562	0.4
225,000 (1)(2)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	187,209	0.2
355,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	311,171	0.3
340,000 (1)	Maxim Crane Works Holdings Capital LLC, 11.500%, 09/01/2028	331,500	0.3
470,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	464,691	0.4
395,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	386,606	0.3
435,000 (1)(3)	PGT Innovations, Inc., 4.375%, 10/01/2029	401,580	0.3
360,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	310,108	0.3
208,000 (1)	Rolls-Royce PLC, 3.625%, 10/14/2025	195,520	0.2
386,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	372,841	0.3
380,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	339,493	0.3
65,000 (1)	Sealed Air Corp., 5.125%, 12/01/2024	64,242	0.1
215,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	208,461	0.2
170,000 (1)	Sensata Technologies BV, 5.000%, 10/01/2025	164,990	0.1
520,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	421,382	0.4
485,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	375,504	0.3
280,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	232,188	0.2
335,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	304,503	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
233,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	$227,746	0.2
385,000	TransDigm, Inc., 4.625%, 01/15/2029	336,681	0.3
310,000	TransDigm, Inc., 5.500%, 11/15/2027	290,577	0.2
535,000 (1)	TransDigm, Inc., 6.875%, 12/15/2030	525,220	0.4
405,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	351,915	0.3
		14,173,767	12.0

	Technology: 2.4%
480,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	424,964	0.4
275,000 (1)	Cloud Software Group, Inc., 9.000%, 09/30/2029	239,356	0.2
275,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	234,627	0.2
240,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	222,827	0.2
160,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	136,030	0.1
300,000 (1)	McAfee Corp., 7.375%, 02/15/2030	251,509	0.2
370,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	358,247	0.3
195,000 (1)	Open Text Corp., 3.875%, 12/01/2029	160,508	0.1
420,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	351,831	0.3
335,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	112,769	0.1
399,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	322,697	0.3
		2,815,365	2.4

	Utilities: 1.3%
466,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	402,704	0.3
365,000	TransAlta Corp., 7.750%, 11/15/2029	369,904	0.3
240,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	206,534	0.2
200,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	190,919	0.2

See Accompanying Notes to Financial Statements

45

PORTFOLIO OF INVESTMENTS
Voya vacs Series hyb Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
395,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	$374,955	0.3
		1,545,016	1.3

	Total Corporate Bonds/Notes
	(Cost $112,411,933)	110,903,565	93.6

BANK LOANS: 1.3%
	Communications: 0.3%
368,000	AP Core Holdings II, LLC, High-Yield Term Loan B2, 10.717%, (TSFR3M+5.500%), 09/01/2027	357,956	0.3

	Consumer, Non-cyclical: 0.2%
295,000	Nielsen Consumer Inc., 2023 USD Fifth Amendment Incremental Term Loan, 11.549%, (TSFR3M+6.250%), 03/05/2028	282,462	0.2

	Financial: 0.4%
465,000	HUB International Limited, 2023 Term Loan B, 9.369%, (TSFR3M+4.250%), 06/30/2030	466,983	0.4

	Lodging & Casinos: 0.3%
294,000	Hilton Worldwide 06/22/2026, 2019 Term Loan B2, 6.939%, (TSFR1M+1.750%), 06/21/2026	294,223	0.3

	Radio & Television: 0.1%
178,889	Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.807%, (TSFR3M+3.500%), 08/23/2026	174,169	0.1

	Total Bank Loans
	(Cost $1,572,773)	1,575,793	1.3

	Total Long-Term Investments
	(Cost $113,984,706)	112,479,358	94.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Commercial Paper: 3.0%
1,000,000	Autozone, Inc., 8.080%, 10/02/2023	$999,558	0.9
1,000,000	Entergy Corp., 6.570%, 10/05/2023	999,100	0.9
500,000	HP, Inc., 6.040%, 10/11/2023	499,091	0.4
1,000,000	HP, Inc., 6.610%, 10/05/2023	999,095	0.8
	Total Commercial Paper
	(Cost $3,497,873)	3,496,844	3.0

	Repurchase Agreements: 1.9%
1,000,000 (6)	Daiwa Capital Markets, Repurchase Agreement dated 09/29/2023, 5.310%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.000%- 5.440%, Market Value plus accrued interest $1,020,000, due 11/14/23-05/15/40)	1,000,000	0.9
1,000,000 (6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.500%- 1.750%, Market Value plus accrued interest $1,020,000, due 06/30/24-05/31/27)	1,000,000	0.8
252,822 (6)	HSBC Securities USA, Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $252,932, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $257,878, due 02/29/24-02/15/53)	252,822	0.2
	Total Repurchase Agreements
	(Cost $2,252,822)	2,252,822	1.9

See Accompanying Notes to Financial Statements

46

PORTFOLIO OF INVESTMENTS
Voya vacs Series hyb Fund	as of September 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
934,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.270% (Cost $934,000)	$934,000	0.8

	Total Short-Term Investments
	(Cost $6,684,695)	$6,683,666	5.7
	Total Investments in Securities
	(Cost $120,669,401)	$119,163,024	100.6
	Liabilities in Excess of
	Other Assets	(685,010)	(0.6)
	Net Assets	$118,478,014	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(3)	Security, or a portion of the security, is on loan.

(4)	Bond may be called prior to maturity date.

(5)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.

(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)	Rate shown is the 7-day yield as of September 30, 2023.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate

TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

47

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$110,903,565	$—	$110,903,565
Bank Loans	—	1,575,793	—	1,575,793
Short-Term Investments	934,000	5,749,666	—	6,683,666
Total Investments, at fair value	$934,000	$118,229,024	$—	$119,163,024

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2023, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for federal income tax purposes was $120,669,401.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$976,086
Gross Unrealized Depreciation	(2,482,464)
Net Unrealized Depreciation	$(1,506,378)

 See Accompanying Notes to Financial Statements

48

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 39.9%
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$429,376	0.2
1,701,186 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	846,279	0.4
1,054,000 (1)(2)	AREIT Trust 2019- CRE3 D, 8.097%, (TSFR1M + 2.764%), 09/14/2036	1,001,526	0.5
662,526 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	467,864	0.2
1,710,522 (1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	1,016,280	0.5
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.431%, 11/15/2050	277,563	0.1
15,846,543 (2)(3)	BANK 2020-BN27 XA, 1.265%, 04/15/2063	879,146	0.4
5,306,914 (2)(3)	BANK 2020-BN30 XA, 1.407%, 12/15/2053	342,655	0.2
4,441,599 (2)(3)	BANK 2021-BN31 XA, 1.425%, 02/15/2054	292,039	0.1
13,690,505 (2)(3)	Barclays Commercial Mortgage Trust 2019- C4 XA, 1.702%, 08/15/2052	861,203	0.4
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	326,459	0.2
5,764,765 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.356%, 03/15/2062	266,090	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.399%, 12/15/2062	287,098	0.1
1,841,521 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	1,606,517	0.8
6,792,606 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.912%, 07/15/2053	457,522	0.2
4,790,248 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.627%, 01/15/2054	382,214	0.2
5,529,621 (2)(3)	Benchmark Mortgage Trust 2021-B23 XA, 1.375%, 02/15/2054	340,215	0.2
10,356,382 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.213%, 04/15/2054	582,311	0.3
1,981,555 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	1,305,895	0.6
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	631,134	0.3
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.453%, 05/25/2052	1,818,453	0.9
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
723,659 (1)(2)	BX Commercial Mortgage Trust 2019- IMC D, 7.346%, (TSFR1M + 2.014%), 04/15/2034	$712,958	0.3
602,296 (1)(2)	BX Commercial Mortgage Trust 2021- VOLT F, 7.847%, (TSFR1M + 2.514%), 09/15/2036	567,329	0.3
5,305,260 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.542%, 08/15/2057	310,189	0.2
846,226 (1)(2)	Citigroup Commercial Mortgage Trust 2014- GC19 E, 4.751%, 03/11/2047	723,717	0.4
1,274,158 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.847%, 07/10/2049	852,555	0.4
605,308 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.847%, 07/10/2049	368,701	0.2
1,550,913 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	931,214	0.5
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017- P8 XE, 1.400%, 09/15/2050	258,763	0.1
674,572 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.232%, 11/10/2051	433,259	0.2
548,090 (1)(2)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	490,729	0.2
7,399,854 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.970%, 11/25/2030	339,870	0.2
3,914,893 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	301,580	0.1
6,637,004 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.230%, 05/25/2029	938,123	0.5
1,455,653 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,088,950	0.5
603,444 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	426,103	0.2

See Accompanying Notes to Financial Statements

49

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	$1,547,644	0.8
3,356,899 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,245,087	1.1
1,505,741 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1E, 0.000%, 11/29/2050	880,507	0.4
1,505,741 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	1,024,701	0.5
2,415,208 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	1,595,076	0.8
2,036,364 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	1,524,189	0.7
2,992,509 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.021%, 11/27/2050	2,278,475	1.1
1,616,752 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,016,253	0.5
1,158,216 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	1,053,368	0.5
1,178,995 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,011,086	0.5
1,428,647 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	1,014,872	0.5
1,159,119 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,037,144	0.5
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	994,968	0.5
4,818,371 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK89, 0.000%, 01/27/2052	2,260,149	1.1
2,134,237 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.420%, 09/27/2051	1,555,026	0.8
1,624,694 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	1,431,976	0.7
1,974,628 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	1,719,579	0.8
1,362,997 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	840,532	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,623,791 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	$1,421,232	0.7
1,605,421 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,316,707	0.6
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	343,298	0.2
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	248,872	0.1
1,760,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019- ICON E, 5.394%, 01/05/2034	1,723,030	0.8
401,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020- LOOP E, 3.990%, 12/05/2038	245,190	0.1
1,069,076 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.032%, 01/15/2047	877,629	0.4
403,777 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 9.521%, (TSFR1M + 4.188%), 03/15/2036	404,352	0.2
3,914,926 (1)(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.760%, 03/10/2049	2,654,454	1.3
1,490,683 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.512%, 10/15/2048	829,722	0.4
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.733%, 12/15/2050	262,789	0.1
478,826 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	233,911	0.1
12,079,557 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.440%, 07/15/2052	605,880	0.3
653,492 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	602,869	0.3
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,494,808	1.2
4,842,462 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	3,916,664	1.9

See Accompanying Notes to Financial Statements

50

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,104,649 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	$3,358,319	1.6
2,179,560 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	1,754,254	0.8
1,508,752 (1)(4)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,170,237	0.6
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,394,330	0.7
1,000,000 (1)(4)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	731,685	0.4
2,730,209 (4)	Series RR Trust 2014-1 E, 0.000%, 05/25/2047	2,589,166	1.3
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	876,908	0.4
9,541,070 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.008%, 10/15/2050	254,428	0.1
6,143,149 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.653%, 08/15/2054	475,991	0.2
4,333,522 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.964%, 06/15/2046	2,155,927	1.0
1,549,708 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	1,400,355	0.7
	Total Commercial Mortgage-Backed Securities (Cost $81,253,468)	82,535,518	39.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 31.3%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.656%, 01/25/2045	302,789	0.2
351,055 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.759%, 03/25/2046	313,683	0.2
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	784,080	0.4
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	400,076	0.2
577,251 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.486%, 11/25/2051	409,252	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
605,617 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022- 2 B3A, 3.404%, 12/25/2051	$416,786	0.2
738,852 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.390%, 10/25/2051	527,958	0.3
354,212 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.698%, 11/25/2035	213,293	0.1
532,303 (1)(2)	CIM Trust 2019- INV3 B1A, 4.689%, 08/25/2049	470,775	0.2
382,943 (1)(2)	CIM Trust 2021- J1 A19, 2.500%, 03/25/2051	281,816	0.1
440,193 (1)(2)	Citigroup Mortgage Loan Trust 2021- J3 B3W, 2.859%, 09/25/2051	297,270	0.1
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	911,211	0.4
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022- R01 1B1, 8.465%, (SOFR30A + 3.150%), 12/25/2041	1,061,374	0.5
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	394,293	0.2
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.429%, (SOFR30A + 3.114%), 01/25/2040	603,591	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.615%, (SOFR30A + 3.300%), 11/25/2041	299,670	0.1
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 10.865%, (SOFR30A + 5.550%), 01/25/2043	1,886,757	0.9
408,936 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.181%, 07/25/2048	353,599	0.2
1,577,383 (1)(2)	Flagstar Mortgage Trust 2019-1INV B2A, 4.541%, 10/25/2049	1,364,381	0.7
1,404,915 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.209%, 03/25/2050	1,172,075	0.6

See Accompanying Notes to Financial Statements

51

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
700,216 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.209%, 03/25/2050	$580,221	0.3
314,089 (1)(2)	Freddie Mac STACR Remic Trust 2020- DNA2 M2, 7.279%, (SOFR30A + 1.964%), 02/25/2050	314,753	0.2
261,368 (1)(2)	Freddie Mac STACR REMIC Trust 2020- DNA5 M2, 8.115%, (SOFR30A + 2.800%), 10/25/2050	263,994	0.1
294,249 (1)(2)	Freddie Mac STACR REMIC Trust 2020- HQA2 M2, 8.529%, (SOFR30A + 3.214%), 03/25/2050	303,695	0.2
553,001 (1)(2)	Freddie Mac STACR REMIC Trust 2021- HQA1 M2, 7.565%, (SOFR30A + 2.250%), 08/25/2033	550,538	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021- HQA4 B1, 9.065%, (SOFR30A + 3.750%), 12/25/2041	1,500,079	0.7
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA1 B1, 8.715%, (SOFR30A + 3.400%), 01/25/2042	3,020,848	1.5
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 B1, 10.065%, (SOFR30A + 4.750%), 02/25/2042	2,888,851	1.4
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 7.715%, (SOFR30A + 2.400%), 02/25/2042	1,516,247	0.7
1,656,315 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 9.065%, (SOFR30A + 3.750%), 02/25/2042	1,702,198	0.8
443,286 (1)(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.615%, (SOFR30A + 2.300%), 08/25/2033	447,162	0.2
494,227 (1)(2)	GCAT Trust 2022-INV3 B1, 4.622%, 08/25/2052	418,557	0.2
999,557 (1)(2)	GCAT Trust 2023- NQM1 A2, 4.250%, 10/25/2057	866,978	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
624,938 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.631%, 05/25/2050	$480,426	0.2
1,012,101 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.961%, 03/25/2050	858,179	0.4
867,144 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.961%, 03/25/2050	728,678	0.4
1,269,367 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.990%, 10/25/2052	883,735	0.4
919,228 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ6 A24, 3.000%, 01/25/2053	709,209	0.3
983,533 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	958,373	0.5
1,204,593 (1)(2)	Home RE Ltd. 2019-1 M2, 8.684%, (US0001M + 3.250%), 05/25/2029	1,229,302	0.6
729,427 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.323%, 12/25/2051	515,911	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	285,365	0.1
678,693 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.854%, (TSFR1M + 0.534%), 02/25/2046	491,481	0.2
273,736 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.611%, 06/25/2049	250,341	0.1
434,367 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.158%, 05/25/2052	280,087	0.1
492,935 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.092%, 07/25/2052	333,263	0.2
1,183,676 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.304%, 11/25/2052	836,892	0.4
975,769 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A15B, 5.500%, 07/25/2053	907,322	0.4
790,197 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.773%, 07/25/2053	676,368	0.3
942,853 (1)(2)	J.P. Morgan Mortgage Trust 2023-3 A15A, 5.000%, 10/25/2053	853,565	0.4

See Accompanying Notes to Financial Statements

52

PORTFOLIO OF INVESTMENTS
Voya VACS Series SC Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
325,317 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.687%, 01/25/2044	$267,044	0.1
960,021 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	779,298	0.4
385,243 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.863%, 11/25/2048	332,699	0.2
389,100 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	321,803	0.2
422,953 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.711%, 09/25/2048	357,237	0.2
599,292 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.711%, 09/25/2048	493,417	0.2
604,347 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.714%, 10/25/2048	509,658	0.3
817,925 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	642,527	0.3
825,694 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.408%, 03/25/2050	663,000	0.3
884,657 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.737%, 10/25/2049	824,282	0.4
479,995 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.932%, 10/25/2049	429,939	0.2
981,284 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.352%, 05/25/2050	816,899	0.4
555,577 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.676%, 12/25/2049	507,182	0.2
555,577 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.676%, 12/25/2049	504,498	0.2
703,131 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.357%, 03/25/2050	599,087	0.3
416,621 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.844%, 08/25/2050	338,254	0.2
699,847 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.578%, 12/25/2050	571,191	0.3
416,843 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.504%, 03/25/2051	323,829	0.2
366,273 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	270,461	0.1
352,287 (1)(2)	JP Morgan Trust 2015-1 B3, 6.565%, 12/25/2044	334,071	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
568,689 (1)(2)	Mello Mortgage Capital Acceptance 2018- MTG2 B2, 4.320%, 10/25/2048	$497,081	0.2
727,381 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.321%, 03/25/2052	496,485	0.2
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	712,522	0.3
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.704%, 09/25/2057	460,694	0.2
501,906 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	460,306	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.665%, (SOFR30A + 3.350%), 04/25/2034	1,151,098	0.6
419,251 (1)(2)	OBX Trust 2022- J1 A14, 2.500%, 02/25/2052	308,537	0.2
1,119,896 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.974%, 10/25/2051	750,227	0.4
873,330 (1)(2)	Radnor RE Ltd. 2021- 1 M1C, 8.015%, (SOFR30A + 2.700%), 12/27/2033	886,455	0.4
562,799 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.474%, 02/25/2050	454,294	0.2
531,022 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.558%, 02/25/2047	459,064	0.2
740,822 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.779%, 08/25/2047	622,522	0.3
397,705 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	336,795	0.2
484,813 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	452,199	0.2
848,456 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.503%, 09/25/2049	753,047	0.4
499,631 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.503%, 09/25/2049	454,572	0.2
700,022 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.637%, 03/25/2050	544,876	0.3
563,224 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.324%, 04/25/2050	429,517	0.2
729,914 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.865%, 11/25/2051	507,903	0.2

See Accompanying Notes to Financial Statements

53

PORTFOLIO OF INVESTMENTS
Voya VACS Series SC Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,662 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.146%, 01/25/2053	$519,792	0.3
380,983 (1)(2)	Shellpoint Co.- Originator Trust 2017-2 B3, 3.646%, 10/25/2047	330,149	0.2
335,715 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	288,570	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	738,757	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	505,851	0.2
752,870 (1)	Starwood Mortgage Residential Trust 2020- INV1 M1, 2.501%, 11/25/2055	605,229	0.3
1,117,341 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	255,690	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.527%, 11/25/2057	312,606	0.2
573,110 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.159%, 08/25/2051	433,088	0.2
434,728 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.227%, 12/25/2051	289,923	0.1
1,420,932 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.239%, 01/25/2052	954,093	0.5
311,093 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	259,374	0.1
596,258 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	466,496	0.2
	Total Collateralized Mortgage Obligations (Cost $65,002,712)	64,701,535	31.3

ASSET-BACKED SECURITIES: 23.2%
	Automobile Asset-Backed Securities: 1.1%
542,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	537,027	0.3
1,009,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	992,419	0.5
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
708,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	$677,139	0.3
		2,206,585	1.1

	Other Asset-Backed Securities: 18.2%
1,150,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.531%, (TSFR3M + 2.162%), 04/30/2031	1,120,069	0.5
350,000 (1)(2)	Apidos CLO XV 2013- 15A CRR, 7.438%, (TSFR3M + 2.112%), 04/20/2031	343,451	0.2
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.638%, (TSFR3M + 2.312%), 10/20/2030	724,625	0.4
327,690 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	305,755	0.1
1,747,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	1,401,207	0.7
832,260 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	740,111	0.4
1,041,500 (1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	926,845	0.4
937,350 (1)	Barings CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	853,365	0.4
781,125 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.458%, (TSFR3M + 2.150%), 04/15/2035	744,793	0.4
1,364,225 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	1,251,189	0.6
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 7.670%, (TSFR3M + 2.362%), 07/17/2031	780,258	0.4
783,297 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	670,096	0.3
416,243 (1)	Domino's Pizza Master Issuer LLC 2018- 1A A2I, 4.116%, 07/25/2048	396,140	0.2
553,403 (1)	Domino's Pizza Master Issuer LLC 2018- 1A A2II, 4.328%, 07/25/2048	515,220	0.3
392,755 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	340,782	0.2

See Accompanying Notes to Financial Statements

54

PORTFOLIO OF INVESTMENTS
Voya VACS Series SC Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
612,373 (1)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	$622,047	0.3
445,220 (1)	Five Guys Funding LLC 2017-1A A2, 4.600%, 07/25/2047	438,179	0.2
780,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.420%, (TSFR3M + 2.112%), 10/15/2030	770,661	0.4
937,350 (1)(2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 9.007%, (TSFR3M + 3.662%), 04/24/2029	929,747	0.5
672,915 (1)(5)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	625,670	0.3
510,936 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	370,893	0.2
1,059,645 (1)	Marlette Funding Trust 2023-1A A, 6.070%, 04/15/2033	1,057,847	0.5
425,534 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	355,894	0.2
280,573 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	252,605	0.1
357,732 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	305,765	0.1
277,031 (1)	Mosaic Solar Loan Trust 2023-1A B, 6.920%, 06/20/2053	264,341	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CR, 7.838%, (TSFR3M + 2.512%), 10/20/2032	1,456,737	0.7
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 7.420%, (TSFR3M + 2.112%), 07/17/2030	437,096	0.2
250,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A B, 7.470%, (TSFR3M + 2.162%), 07/16/2031	246,052	0.1
650,937 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A D, 10.641%, (TSFR3M + 5.262%), 05/20/2029	627,533	0.3
1,000,000 (1)(2)	Parallel Ltd. 2023-1A B, 8.759%, (TSFR3M + 3.500%), 07/20/2036	1,002,721	0.5
351,246 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	350,453	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
937,350 (1)(2)	Sound Point CLO XIV Ltd. 2016-3A DR, 9.257%, (TSFR3M + 3.912%), 01/23/2029	$930,562	0.5
556,265 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	485,227	0.2
2,226,270 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,793,678	0.9
429,042 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	382,307	0.2
1,114,683 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	877,571	0.4
980,865 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	853,955	0.4
746,656 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	692,981	0.3
1,955,251 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,704,916	0.8
435,383 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	381,567	0.2
1,041,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.070%, (TSFR3M + 2.762%), 04/15/2035	1,007,401	0.5
547,472 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	454,132	0.2
738,000 (1)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	693,605	0.3
711,113 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	589,549	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 7.850%, (TSFR3M + 2.542%), 07/15/2031	333,198	0.2
1,127,424 (1)(2)	Venture XXI CLO Ltd. 2015-21A DR, 8.370%, (TSFR3M + 3.062%), 07/15/2027	1,130,835	0.5
642,434 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	504,546	0.2
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.522%, (TSFR3M + 2.212%), 07/18/2031	412,045	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,486,995	0.7

See Accompanying Notes to Financial Statements

55

PORTFOLIO OF INVESTMENTS
Voya VACS Series SC Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,933,070 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	$1,611,615	0.8
		37,554,832	18.2

	Student Loan Asset-Backed Securities: 3.9%
312,158 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	284,778	0.1
1,933,917 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	1,775,259	0.9
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	665,059	0.3
376,000 (1)(2)	Sofi Professional Loan Program LLC 2017-C C, 4.210%, 07/25/2040	327,150	0.2
459,000 (1)(2)	SoFi Professional Loan Program LLC 2017-A C, 4.430%, 03/26/2040	417,293	0.2
376,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	333,555	0.2
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,065,265	0.5
602,000 (1)	Sofi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	530,929	0.2
632,000 (1)	Sofi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	555,128	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,141,305	0.5
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	963,645	0.5
		8,059,366	3.9
	Total Asset-Backed Securities (Cost $47,958,125)	47,820,783	23.2

	Total Long-Term Investments (Cost $194,214,305)	195,057,836	94.4
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Commercial Paper: 4.8%
2,000,000	Autozone, Inc., 8.080%, 10/02/2023	$1,999,115	1.0
2,000,000	Berkshire Hathaway, Inc., 7.340%, 10/03/2023	1,998,794	1.0
2,000,000	Duke Energy Co., 6.880%, 10/04/2023	1,998,493	0.9
1,500,000	Entergy Corp., 6.570%, 10/05/2023	1,498,650	0.7
1,500,000	HP, Inc., 6.040%, 10/11/2023	1,497,273	0.7
1,000,000	HP, Inc., 6.610%, 10/05/2023	999,095	0.5
	Total Commercial Paper (Cost $9,994,398)	9,991,420	4.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
797,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.270% (Cost $797,000)	$797,000	0.4
	Total Short-Term Investments (Cost $10,791,398)	10,788,420	5.2
	Total Investments in Securities (Cost $205,005,703)	$205,846,256	99.6
	Assets in Excess of Other Liabilities	820,489	0.4
	Net Assets	$206,666,745	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Rate shown is the 7-day yield as of September 30, 2023.

See Accompanying Notes to Financial Statements

56

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$82,535,518	$—	$82,535,518
Collateralized Mortgage Obligations	—	64,701,535	—	64,701,535
Asset-Backed Securities	—	47,195,113	625,670	47,820,783
Short-Term Investments	797,000	9,991,420	—	10,788,420
Total Investments, at fair value	$797,000	$204,423,586	$625,670	$205,846,256
Other Financial Instruments+
Futures	375,301	—	—	375,301
Total Assets	$1,172,301	$204,423,586	$625,670	$206,221,557
Liabilities Table
Other Financial Instruments+
Futures	$(198,596)	$—	$—	$(198,596)
Total Liabilities	$(198,596)	$—	$—	$(198,596)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya VACS Series SC Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2	12/29/23	$405,422	$(988)
U.S. Treasury Long Bond	12	12/19/23	1,365,375	(75,514)
U.S. Treasury Ultra Long Bond	14	12/19/23	1,661,625	(122,094)
			$3,432,422	$(198,596)
Short Contracts:
U.S. Treasury 5-Year Note	(415)	12/29/23	(43,724,141)	375,301
			$(43,724,141)	$375,301

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$375,301
Total Asset Derivatives		$375,301

See Accompanying Notes to Financial Statements

 57

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$198,596
Total Liability Derivatives		$198,596

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$803,461
Total	$803,461

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,623,747
Total	$1,623,747

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $163,090,237.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,618,156
Gross Unrealized Depreciation	(2,153,856)
Net Unrealized Appreciation	$2,464,300

See Accompanying Notes to Financial Statements

 58

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	220646 (0923)

Semi-Annual Report
September 30, 2023
Voya Floating Rate Fund
Classes A, C, I, R and W

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2023*	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2023*
Class A	$1,000.00	$1,049.20	1.00%	$5.12	$1,000.00	$1,020.00	1.00%	$5.05
Class C	1,000.00	1,046.60	1.75	8.95	1,000.00	1,016.25	1.75	8.82
Class I	1,000.00	1,050.50	0.75	3.84	1,000.00	1,021.25	0.75	3.79
Class R	1,000.00	1,049.30	1.25	6.40	1,000.00	1,018.75	1.25	6.31
Class W	1,000.00	1,051.70	0.75	3.85	1,000.00	1,021.25	0.75	3.79

*
Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $248,765,277)	$237,465,112
Short-term investments at fair value (Cost $3,500,150)	3,500,000
Cash	2,181,053
Receivables:
Investment securities sold	6,547,530
Fund shares sold	55,287
Interest	1,512,723
Dividend	14,009
Prepaid structuring fee (Note 7)	23,081
Prepaid expenses	41,223
Reimbursement due from Investment Adviser	39,953
Other assets	40,247
Total assets	251,420,218
LIABILITIES:
Payable for investment securities purchased	10,968,336
Payable for fund shares redeemed	1,927,126
Income distribution payable	20,976
Payable for investment management fees	123,879
Payable for distribution and shareholder service fees	47,481
Payable for trustee fees	27,370
Payable to trustees under the deferred compensation plan (Note 8)	40,247
Payable for commitment fees on line of credit (Note 7)	33,277
Unfunded loan commitments (Note 9)	49,468
Other accrued expenses and liabilities	675,785
Total liabilities	13,913,945
NET ASSETS	$237,506,273
NET ASSETS WERE COMPRISED OF:
Paid-in capital	463,134,924
Total distributable loss	(225,628,651)
NET ASSETS	$237,506,273
See Accompanying Notes to Financial Statements
2

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited) (continued)

Class A:
Net assets	$33,184,360
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,986,855
Net asset value and redemption price per share(2)	$8.32
Maximum offering price per share (2.50%)(1)	$8.53
Class C:
Net assets	$6,143,219
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	738,276
Net asset value and redemption price per share(2)	$8.32
Class I:
Net assets	$105,198,213
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,637,674
Net asset value and redemption price per share	$8.32
Class R:
Net assets	$86,422,067
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	10,404,107
Net asset value and redemption price per share	$8.31
Class W:
Net assets	$6,558,414
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	786,460
Net asset value and redemption price per share	$8.34

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)
Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements
3

STATEMENT OF OPERATIONS for the six months ended September 30, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$11,874,082
Dividend	241,593
Total investment income	12,115,675
EXPENSES:
Investment management fees	792,336
Distribution and shareholder service fees:
Class A	41,757
Class C	31,814
Class R	217,928
Transfer agent fees:
Class A	18,917
Class C	3,604
Class I	16,600
Class R	49,365
Class W	4,835
Shareholder reporting expense	5,490
Custody and accounting expense	109,300
Registration fees	49,376
Professional fees	24,705
Trustees fees	1,830
Commitment fees on line of credit (Note 7)	49,162
Miscellaneous expense	30,440
Structuring Fee (Note 7)	35,335
Interest expense	169
Total expenses	1,482,963
Waived and reimbursed fees	(274,923)
Net expenses	1,208,040
Net investment income	10,907,635
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(8,383,241)
Net change in unrealized appreciation (depreciation) on Investments	9,241,987
Net realized and unrealized gain	858,746
Increase in net assets resulting from operations	$11,766,381
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
FROM OPERATIONS:
Net investment income	$10,907,635	$23,626,623
Net realized loss	(8,383,241)	(21,570,125)
Net change in unrealized appreciation (depreciation)	9,241,987	(12,909,447)
Net increase (decrease) in net assets resulting from operations	11,766,381	(10,852,949)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,489,936)	(2,220,292)
Class C	(259,803)	(411,867)
Class I	(4,957,226)	(10,054,986)
Class P(1)	—	(2,878,797)
Class R	(3,786,673)	(5,900,552)
Class W	(387,505)	(787,192)
Total distributions	(10,881,143)	(22,253,686)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,987,711	88,312,943
Reinvestment of distributions	10,683,830	21,736,937
	22,671,541	110,049,880
Cost of shares redeemed	(43,139,784)	(305,895,536)
Net decrease in net assets resulting from capital share transactions	(20,468,243)	(195,845,656)
Net decrease in net assets	(19,583,005)	(228,952,291)
NET ASSETS:
Beginning of year or period	257,089,278	486,041,569
End of year or period	$237,506,273	$257,089,278

(1)
Class P liquidated on March 24, 2023.

See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-23+	8.29	0.37*	0.03	0.40	0.37	—	—	0.37	8.32	4.92	1.26	1.00	1.00	8.92	33,184	20
03-31-23	8.94	0.55*	(0.68)	(0.13)	0.52	—	—	0.52	8.29	(1.28)	1.26	1.06	1.06	6.48	33,686	38
03-31-22	9.04	0.30*	(0.11)	0.19	0.29	—	—	0.29	8.94	2.15	1.20	1.02	1.02	3.37	41,990	89
03-31-21	8.00	0.29*	1.03	1.32	0.28	—	—	0.28	9.04	16.69	1.34	1.13	1.13	3.35	39,518	60
03-31-20	9.59	0.46	(1.58)	(1.12)	0.47	—	—	0.47	8.00	(12.34)	1.18	1.10	1.10	4.83	52,014	52
03-31-19	9.86	0.46	(0.28)	0.18	0.45	—	—	0.45	9.59	1.90	1.14	1.05	1.05	4.75	59,614	58
Class C
09-30-23+	8.28	0.34*	0.04	0.38	0.34	—	—	0.34	8.32	4.66	2.01	1.75	1.75	8.17	6,143	20
03-31-23	8.93	0.48*	(0.67)	(0.19)	0.46	—	—	0.46	8.28	(2.03)	2.01	1.81	1.81	5.69	6,743	38
03-31-22	9.04	0.23*	(0.11)	0.12	0.23	—	—	0.23	8.93	1.27	1.95	1.77	1.77	2.59	9,658	89
03-31-21	8.00	0.23*	1.03	1.26	0.22	—	—	0.22	9.04	15.83	2.09	1.88	1.88	2.59	14,914	60
03-31-20	9.59	0.38	(1.58)	(1.20)	0.39	—	—	0.39	8.00	(13.00)	1.93	1.85	1.85	4.12	20,446	52
03-31-19	9.87	0.38*	(0.28)	0.10	0.38	—	—	0.38	9.59	1.04	1.89	1.80	1.80	3.93	39,455	58
Class I
09-30-23+	8.29	0.38*	0.03	0.41	0.38	—	—	0.38	8.32	5.05	0.93	0.75	0.75	9.21	105,198	20
03-31-23	8.94	0.55*	(0.65)	(0.10)	0.55	—	—	0.55	8.29	(1.03)	0.92	0.81	0.81	6.50	116,954	38
03-31-22	9.04	0.33*	(0.11)	0.22	0.32	—	—	0.32	8.94	2.41	0.85	0.77	0.77	3.60	225,339	89
03-31-21	8.00	0.31*	1.03	1.34	0.30	—	—	0.30	9.04	16.97	1.00	0.88	0.88	3.61	235,804	60
03-31-20	9.59	0.48	(1.58)	(1.10)	0.49	—	—	0.49	8.00	(12.12)	0.88	0.85	0.85	5.15	427,504	52
03-31-19	9.87	0.48	(0.28)	0.20	0.48	—	—	0.48	9.59	2.07	0.80	0.80	0.80	4.93	1,160,464	58
Class R
09-30-23+	8.27	0.36*	0.04	0.40	0.36	—	—	0.36	8.31	4.93	1.51	1.25	1.25	8.67	86,422	20
03-31-23	8.92	0.53*	(0.68)	(0.15)	0.50	—	—	0.50	8.27	(1.53)	1.51	1.31	1.31	6.26	88,959	38
03-31-22	9.03	0.28*	(0.12)	0.16	0.27	—	—	0.27	8.92	1.78	1.45	1.27	1.27	3.12	109,837	89
03-31-21	7.99	0.27*	1.03	1.30	0.26	—	—	0.26	9.03	16.42	1.59	1.38	1.38	3.08	91,934	60
03-31-20	9.58	0.43	(1.58)	(1.15)	0.44	—	—	0.44	7.99	(12.57)	1.43	1.35	1.35	4.60	99,774	52
03-31-19	9.85	0.44*	(0.28)	0.16	0.43	—	—	0.43	9.58	1.65	1.39	1.30	1.30	4.48	139,026	58
Class W
09-30-23+	8.30	0.38*	0.04	0.42	0.38	—	—	0.38	8.34	5.17	1.01	0.75	0.75	9.19	6,558	20
03-31-23	8.95	0.57*	(0.67)	(0.10)	0.55	—	—	0.55	8.30	(1.04)	1.01	0.81	0.81	6.76	10,747	38
03-31-22	9.06	0.33*	(0.12)	0.21	0.32	—	—	0.32	8.95	2.29	0.95	0.77	0.77	3.62	12,984	89
03-31-21	8.01	0.32*	1.03	1.35	0.30	—	—	0.30	9.06	17.08	1.09	0.88	0.88	3.69	11,426	60
03-31-20	9.60	0.48	(1.58)	(1.10)	0.49	—	—	0.49	8.01	(12.10)	0.93	0.85	0.85	5.11	35,543	52
03-31-19	9.89	0.46*	(0.27)	0.19	0.48	—	—	0.48	9.60	1.96	0.89	0.80	0.80	4.60	52,642	58

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

*
Calculated using average number of shares outstanding throughout the period.

+
Unaudited.

See Accompanying Notes to Financial Statements
6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Floating Rate Fund (“Floating Rate” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees, shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a
“Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments.
Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the lives of the respective loans. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fees are earned as compensation for evaluating and accepting changes to an original loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.
C. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.
D. When-Issued and Delayed-Delivery Transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the loans. Interest income on such loans is not accrued until settlement date.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management believes based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENTS
For the period ended September 30, 2023, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $48,954,179 and $53,172,206, respectively.
The loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.650% on the first $300 million; 0.625% on the next $200 million; and 0.600% thereafter, of the Fund’s average daily net assets.
Effective January 1, 2023, the Investment Adviser has agreed to waive 0.02% of the management fee through August 1, 2024. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R share of the Fund each has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, the Fund has a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:
Class A	Class C	Class R
0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2023, the Distributor retained the following amounts:
	Class A	Class R
Initial Sales Charges	$1,536	$—
Contingent Deferred Sales Charges	—	3
NOTE 6 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the levels listed below:

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

Maximum Operating Expense Limit(1)
(as a percentage of average daily net assets)
Class A — 1.00%
Class C — 1.75%
Class I — 0.75%
Class R — 1.25%
Class W — 0.75%

(1)
Pursuant to a side letter agreement through August 1, 2024, the Investment Adviser has further lowered expenses to 0.95%, 1.70%, 0.70%, 1.20% and 0.70% for Class A, Class C, Class I, Class R and Class W, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
September 30,
2024	2025	2026	Total
$241,148	$—	$—	$241,148
As of September 30, 2023, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	September 30,
	2024	2025	2026	Total
Class A	$9,231	$—	$—	$9,231
Class C	4,208	—	—	4,208
Class R	21,704	—	—	21,704
Class W	3,064	—	—	3,064
The amounts subject to possible recoupment listed in the tables above were waived or reimbursed prior to January 1, 2021, which was the effective date of the non-recoupable side letter agreement.
The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — LINE OF CREDIT
Effective May 24, 2023, the Fund has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company (“SSB”) for an aggregate amount of $50,000,000, through May 22, 2024. The proceeds may be used only: (1) for cash management purposes; or (2) to temporarily finance the redemption of shares of an investor in the Fund. The Fund pays a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears of $49,162 and a structuring fee of $35,335 which is expensed over a year. Prior to May 24, 2023, the aggregate amount was $100,000,000 and the commitment fee was equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears through May 24, 2023. Generally, borrowings under the Credit Agreement accrue interest at the higher of the federal funds rate and the overnight bank funding rate, plus a specified margin and 0.10%. Repayments generally must be made within 45 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended September 30, 2023, as below:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
2	$500,000	6.08%
NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	36.74%
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the per account fees for affiliated recordkeeping services paid by the Fund were $58,253.
NOTE 9 — UNFUNDED LOAN COMMITMENTS
The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.
Funded and unfunded portions of the credit agreements are presented within the Portfolio of Investments. At September 30, 2023 the Fund had the following unfunded loan commitments:
Unfunded Loan Commitment
IPS Corporation 2021 Delayed Draw
Term Loan	$49,468
$49,468

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class A
09-30-23	115,608	168,489	(362,962)	(78,865)	961,578	1,400,207	(3,017,795)	(656,010)
03-31-23	573,399	249,450	(1,456,250)	(633,401)	4,904,872	2,083,167	(12,312,445)	(5,324,406)
Class C
09-30-23	9,339	28,439	(113,462)	(75,684)	77,732	236,292	(942,071)	(628,047)
03-31-23	168,424	45,196	(480,806)	(267,186)	1,441,713	377,266	(4,088,327)	(2,269,348)
Class I
09-30-23	1,180,327	586,875	(3,232,363)	(1,465,161)	9,813,977	4,876,945	(26,733,362)	(12,042,440)
03-31-23	7,929,585	1,182,486	(20,237,255)	(11,135,184)	66,613,524	9,899,009	(170,300,201)	(93,787,668)
Class P(1)
09-30-23	—	—	—	—	—	—	—	—
03-31-23	498	320,838	(10,009,923)	(9,688,587)	4,080	2,700,960	(83,216,320)	(80,511,280)
Class R
09-30-23	131,281	456,653	(940,111)	(352,177)	1,088,321	3,786,673	(7,792,507)	(2,917,513)
03-31-23	1,484,278	708,077	(3,751,074)	(1,558,719)	12,839,002	5,900,444	(31,468,699)	(12,729,253)
Class W
09-30-23	5,498	46,128	(559,768)	(508,142)	45,843	383,713	(4,654,049)	(4,224,493)
03-31-23	288,496	92,762	(537,377)	(156,119)	2,509,752	776,091	(4,509,544)	(1,223,701)

(1)
Share class was fully redeemed on March 24, 2023.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2023	Year Ended March 31, 2022
Ordinary Income	Ordinary Income
$22,253,686	$18,191,214
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
		Amount	Character	Expiration
$3,426,242	$(21,307,650)	$(47,239,094)	Short-term	None	$(51,078)	$(226,513,889)
		(161,342,309)	Long-term	None
$(208,581,403)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and in the future may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets.
In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2023, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0626	November 1, 2023	Daily
Class C	$0.0573	November 1, 2023	Daily
Class I	$0.0644	November 1, 2023	Daily
Class R	$0.0609	November 1, 2023	Daily
Class W	$0.0644	November 1, 2023	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

14

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 93.1%
	Aerospace & Defense: 2.1%
1,425,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 10.338%, (US0003M + 4.750%), 04/20/28	$1,470,333	0.6
839,407	Amentum Government Services Holdings LLC 2022 Term Loan, 9.331%, (TSFR1M + 4.000%), 02/15/29	829,964	0.4
145,125	Amentum Government Services Holdings LLC Term Loan B, 9.431%, (US0001M + 3.500%), 01/29/27	144,399	0.1
250,000	Barnes Group Inc Term Loan B, 8.416%, (TSFR3M + 3.000%), 09/03/30	250,670	0.1
258,353	Dynasty Acquisition Co., Inc. 2023 Term Loan B1, 9.316%, (TSFR1M + 4.000%), 08/24/28	258,257	0.1
110,723	Dynasty Acquisition Co., Inc. 2023 Term Loan B2, 9.316%, (TSFR1M + 4.000%), 08/24/28	110,682	0.0
1,744,533	Peraton Corp. Term Loan B, 9.166%, (TSFR1M + 3.750%), 02/01/28	1,742,171	0.7
297,733	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 8.916%, (TSFR1M + 3.750%), 12/06/28	298,271	0.1
		5,104,747	2.1
	Air Transport: 1.3%
407,112	LaserShip, Inc. 2021 Term Loan, 9.980%, (US0001M + 4.500%), 05/07/28	380,311	0.2
386,172	Savage Enterprises LLC 2021 Term Loan B, 8.681%, (TSFR1M + 3.250%), 09/15/28	386,655	0.2
575,663	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 11.540%, (TSFR3M + 6.000%), 03/24/28	526,732	0.2
1,757,789	United Airlines, Inc. 2021 Term Loan B, 9.182%, (US0003M + 3.750%), 04/21/28	1,769,174	0.7
		3,062,872	1.3
	Apparel: 0.2%
545,000	Crocs, Inc. 2023 Term Loan B, 8.530%, (TSFR3M + 3.000%), 02/20/29	547,347	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Auto Components: 1.2%
149,612	Broadstreet Partners, Inc. 2020 Term Loan B, 8.431%, (US0001M + 3.000%), 01/27/27	$149,105	0.1
743,000	Clarios Global LP 2023 Incremental Term Loan, 9.066%, (TSFR1M + 3.750%), 05/06/30	743,093	0.3
682,596	Holley Purchaser, Inc. 2021 Term Loan, 9.402%, (TSFR3M + 3.750%), 11/17/28	661,009	0.3
483,863	RC Buyer, Inc. 2021 Term Loan, 8.931%, (TSFR3M + 3.500%), 07/28/28	470,556	0.2
867,637	Truck Hero, Inc. 2021 Term Loan B, 9.181%, (TSFR1M + 3.750%), 01/31/28	831,124	0.3
		2,854,887	1.2
	Automotive: 2.3%
831,561	Autokiniton US Holdings, Inc. 2021 Term Loan B, 9.818%, (US0001M + 4.500%), 04/06/28	815,969	0.3
595,420	Belron Finance US LLC 2021 USD Term Loan B, 8.057%, (US0003M + 2.430%), 04/13/28	595,141	0.2
448,764	Dealer Tire Financial, LLC Term Loan B2, 9.817%, (TSFR1M + 4.500%), 12/14/27	450,166	0.2
771,060	Gates Global LLC 2021 Term Loan B3, 7.931%, (TSFR1M + 2.500%), 03/31/27	770,217	0.3
518,111	IXS Holdings, Inc. 2020 Term Loan B, 9.851%, (TSFR3M + 4.250%), 03/05/27	427,118	0.2
854,315	Les Schwab Tire Centers Term Loan B, 8.692%, (US0001M + 3.250%), 11/02/27	852,179	0.4
608,234	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 8.416%, (TSFR3M + 3.000%), 05/14/26	608,784	0.3
964,912	Wand NewCo 3, Inc. 2020 Term Loan, 8.166%, (US0001M + 2.750%), 02/05/26	964,550	0.4
		5,484,124	2.3

See Accompanying Notes to Financial Statements
15

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Basic Materials: 0.8%
1,097,250	Ineos US Finance LLC 2023 USD Term Loan B, 8.818%, (TSFR1M + 3.500%), 02/18/30	$1,091,764	0.4
965,250	Iris Holdings, Inc. 2022 Term Loan 1L, 10.219%, (TSFR3M + 4.750%), 06/28/28	902,207	0.4
		1,993,971	0.8
	Beverage & Tobacco: 0.2%
445,754	Triton Water Holdings, Inc Term Loan, 8.650%, (TSFR3M + 3.250%), 03/31/28	436,879	0.2

	Beverages: 0.4%
952,800	Sunshine Investments B.V. 2022 USD Term Loan, 9.615%, (TSFR3M + 4.250%), 07/12/29	953,991	0.4

	Brokers, Dealers & Investment Houses: 0.1%
199,336	Brookfield Property REIT Inc. 1st Lien Term Loan B, 7.818%, (TSFR1M + 2.500%), 08/27/25	197,903	0.1

	Building & Development: 2.1%
494,845	American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.416%, (SOFRRATE + 2.000%), 01/15/27	494,974	0.2
1,226,275	Applecaramel Buyer, LLC Term Loan B, 9.066%, (TSFR1M + 3.750%), 10/19/27	1,225,579	0.5
425,623	Cornerstone Building Brands, Inc. 2021 Term Loan B, 8.682%, (TSFR1M + 3.250%), 04/12/28	415,381	0.2
441,924	CP Atlas Buyer, Inc. 2021 Term Loan B, 9.166%, (US0001M + 3.750%), 11/23/27	417,839	0.2
845,537	Foundation Building Materials Holding Company LLC 2021 Term Loan, 8.881%, (US0001M + 3.250%), 01/31/28	838,492	0.4
377	Latham Pool Products, Inc. 2022 Term Loan B, 9.527%, (SOFRRATE + 4.000%), 02/23/29	365	0.0
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Building & Development (continued)
522,348	LBM Acquisition LLC Term Loan B, 9.068%, (TSFR3M + 3.750%), 12/17/27	$511,426	0.2
906,126	LHS Borrower, LLC 2022 Term Loan B, 10.070%, (SOFRRATE + 4.750%), 02/16/29	830,238	0.3
223,852	Wilsonart LLC 2021 Term Loan E, 8.740%, (US0003M + 3.500%), 12/31/26	223,544	0.1
		4,957,838	2.1
	Business Equipment & Services: 3.8%
364,066	AlixPartners, LLP 2021 USD Term Loan B, 8.068%, (US0001M + 2.750%), 02/04/28	364,243	0.2
248,983	Anticimex International AB 2021 USD Term Loan B1, 8.450%, (TSFR3M + 3.150%), 11/16/28	247,323	0.1
978,763	APX Group, Inc. 2021 Term Loan B, 8.658%, (TSFR1M + 3.250%), 07/10/28	979,919	0.4
515,692	Belfor Holdings Inc. Term Loan B, 9.318%, (US0001M + 4.000%), 04/06/26	516,659	0.2
249,339 (1)(2)(3)	Cyxtera DC Holdings, Inc. Term Loan B, 10.250%, (TSFR3M + 3.000%), 05/01/24	146,642	0.1
762,944	Endure Digital Inc. Term Loan, 8.792%, (US0001M + 3.500%), 02/10/28	743,235	0.3
661,715	Ensono, LP 2021 Term Loan, 9.431%, (TSFR1M + 4.000%), 05/26/28	639,485	0.3
272,057	Garda World Security Corporation 2022 Term Loan B, 9.746%, (SOFRRATE + 4.250%), 02/01/29	272,324	0.1
745,926	Indy US Bidco, LLC 2021 USD Term Loan, 9.066%, (TSFR1M + 3.750%), 03/05/28	716,089	0.3
289,275	Intrado Corporation 2023 Term Loan B, 9.480%, (TSFR3M + 4.000%), 01/31/30	289,862	0.1

See Accompanying Notes to Financial Statements
16

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services (continued)
507,964	ION Trading Finance Limited 2021 USD Term Loan, 10.240%, (US0003M + 4.750%), 04/03/28	$502,186	0.2
918,499	Milano Acquisition Corp Term Loan B, 9.490%, (TSFR3M + 4.000%), 10/01/27	897,833	0.4
795,939	Polaris Newco LLC USD Term Loan B, 9.431%, (US0001M + 4.000%), 06/02/28	764,102	0.3
100,000	Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 12.431%, (US0003M + 7.000%), 12/14/29	91,750	0.0
639,517	Pre-Paid Legal Services, Inc. 2021 Term Loan, 8.931%, (US0001M + 3.750%), 12/15/28	634,254	0.3
174,107	Service Logic Acquisition, Inc Term Loan, 9.631%, (US0003M + 4.000%), 10/29/27	173,781	0.1
712,498	Skopima Merger Sub Inc. Term Loan B, 9.431%, (US0001M + 4.000%), 05/12/28	694,801	0.3
124,672	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 9.316%, (US0003M + 4.250%), 07/30/25	124,919	0.0
328,098	VM Consolidated, Inc. 2021 Term Loan B, 8.681%, (TSFR1M + 3.250%), 03/24/28	328,508	0.1
		9,127,915	3.8
	Cable & Satellite Television: 1.4%
659,950	Cogeco Financing 2 LP 2021 Incremental Term Loan B, 7.818%, (TSFR1M + 2.500%), 09/01/28	645,256	0.3
1,578,221	DirecTV Financing, LLC Term Loan, 10.431%, (TSFR1M + 5.000%), 08/02/27	1,544,325	0.7
421,592	Radiate Holdco, LLC 2021 Term Loan B, 8.681%, (TSFR3M + 3.250%), 09/25/26	346,101	0.1
750,000	UPC Financing Partnership 2021 USD Term Loan AX, 8.372%, (US0001M + 2.930%), 01/31/29	738,808	0.3
		3,274,490	1.4
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals: 0.3%
753,113	LSF11 A5 Holdco LLC 2023 Incremental Term Loan B, 9.666%, (TSFR1M + 4.250%), 10/15/28	$742,757	0.3

	Chemicals & Plastics: 2.6%
930,972	Charter NEX US, Inc. 2021 Term Loan, 9.181%, (TSFR1M + 3.750%), 12/01/27	923,574	0.4
350,000	CPC Acquisition Corp Term Loan, 9.150%, (TSFR3M + 3.750%), 12/29/27	290,500	0.1
428,579	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 8.181%, (TSFR1M + 2.750%), 01/29/26	427,775	0.2
580,531	Ineos US Finance LLC 2021 USD Term Loan B, 7.818%, (US0001M + 2.500%), 11/08/28	576,333	0.2
49,468 (4)	IPS Corporation 2021 Delayed Draw Term Loan, 8.896%, (US0003M + 3.750%), 10/02/28	48,293	0.0
284,981	IPS Corporation 2021 Term Loan, 9.166%, (TSFR1M + 3.750%), 10/02/28	278,212	0.1
410,641	Lonza Group AG USD Term Loan B, 9.325%, (TSFR3M + 3.930%), 07/03/28	365,471	0.2
190,000	NIC Acquisition Corp. Second Lien Term Loan, 13.150%, (TSFR3M + 7.750%), 12/29/28	101,650	0.0
181,353	Olympus Water US Holding Corporation 2021 USD Term Loan B, 9.402%, (TSFR3M + 3.750%), 11/09/28	179,336	0.1
392,649	PMHC II, Inc. 2022 Term Loan B, 9.699%, (TSFR3M + 4.250%), 04/23/29	372,580	0.2
199,490	PQ Corporation 2021 Term Loan B, 7.969%, (US0003M + 2.500%), 06/09/28	199,085	0.1
527,572	Sparta U.S. HoldCo LLC 2021 Term Loan, 8.692%, (TSFR1M + 3.250%), 08/02/28	525,792	0.2
902,738	Starfruit Finco B.V 2023 Term Loan, 9.347%, (TSFR3M + 4.000%), 04/03/28	893,146	0.4

See Accompanying Notes to Financial Statements
17

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics (continued)
500,000	Tronox Finance LLC 2021 Term Loan B, 8.114%, (US0001M + 2.250%), 03/10/28	$492,084	0.2
494,962	W.R. Grace & Co.-Conn. 2021 Term Loan B, 9.402%, (US0003M + 3.750%), 09/22/28	493,477	0.2
		6,167,308	2.6
	Clothing/Textiles: 0.6%
697,950	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 8.810%, (SOFRRATE + 3.500%), 12/21/28	697,763	0.3
149,251	Birkenstock GmbH & Co. KG USD Term Loan B, 8.877%, (US0003M + 3.250%), 04/28/28	149,291	0.1
458,850	Samsonite International S.A. 2023 Term Loan, 8.068%, (TSFR1M + 2.750%), 06/21/30	460,188	0.2
		1,307,242	0.6
	Commercial Services: 0.4%
550,000 (9)	GTCR W Merger Sub LLC USD Term Loan B, 09/20/30	550,215	0.3
280,000	VT Topco, Inc. 2023 Term Loan B, 9.661%, (TSFR3M + 4.250%), 08/10/30	280,117	0.1
		830,332	0.4
	Commodities: 0.7%
563,281	Specialty Building Products Holdings, LLC 2021 Term Loan B, 9.068%, (TSFR1M + 3.250%), 10/15/28	557,648	0.2
1,363,016	Yak Access, LLC 2023 Term Loan, 11.976%, (TSFR3M + 6.400%), 03/10/28	1,213,084	0.5
		1,770,732	0.7
	Communications: 1.2%
513,711	AP Core Holdings II, LLC Amortization Term Loan B1, 10.931%, (TSFR1M + 5.500%), 09/01/27	500,226	0.2
293,155	AP Core Holdings II, LLC High-Yield Term Loan B2, 10.818%, (TSFR1M + 5.500%), 09/01/27	285,154	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Communications (continued)
309,170	Global Tel*Link Corporation 2018 1st Lien Term Loan, 9.769%, (TSFR1M + 4.250%), 11/29/25	$300,889	0.1
595,508	Go Daddy Operating Company, LLC 2022 Term Loan B5, 7.816%, (TSFR1M + 3.000%), 11/09/29	596,717	0.3
4,571 (5)	GTT Communications, Inc. 2022 Holdco Term Loan, 5.396%, (TSFR3M + 4.580%) (PIK Rate 14.490%, Cash Rate 0.000%), 06/30/28	2,737	0.0
2,671 (5)	GTT Communications, Inc. 2022 Opco Term Loan, 5.319%, (TSFR1M + 4.618%) (PIK Rate 12.416%, Cash Rate 0.000%), 12/30/27	2,310	0.0
485,100	Tiger Acquisition, LLC 2021 Term Loan, 8.666%, (TSFR1M + 3.250%), 06/01/28	480,006	0.2
295,000	Virgin Media Bristol LLC 2023 USD Term Loan Y, 8.311%, (TSFR6M + 3.250%), 03/31/31	288,608	0.1
475,000 (9)	WeddingWire, Inc. 2023 Term Loan, 9.922%, 01/29/28	473,813	0.2
		2,930,460	1.2
	Computers: 0.2%
570,000	SonicWall US Holdings Inc. 2023 Term Loan, 10.402%, (TSFR3M + 5.000%), 05/16/28	559,847	0.2

	Consumer, Cyclical: 2.0%
438,325	American Axle and Manufacturing, Inc. 2022 Term Loan B, 8.915%, (TSFR6M + 3.500%), 12/13/29	436,955	0.2
843,084	Ascend Learning, LLC 2021 Term Loan, 8.916%, (TSFR1M + 3.500%), 12/11/28	805,146	0.3
479,006	BIFM CA Buyer Inc. Term Loan B, 8.931%, (TSFR1M + 3.500%), 06/01/26	478,707	0.2
903,175	Bombardier Recreational Products, Inc. 2022 Incremental Term Loan B, 8.818%, (TSFR1M + 3.500%), 12/13/29	904,707	0.4

See Accompanying Notes to Financial Statements
18

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Consumer, Cyclical (continued)
832,904	GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.990%, (TSFR1M + 3.500%), 10/31/29	$833,425	0.3
160,026	Motion Finco Sarl USD Term Loan B1, 8.903%, (US0003M + 3.250%), 11/12/26	159,725	0.1
365,375	Penn National Gaming, Inc. 2022 Term Loan B 1L, 8.166%, (TSFR1M + 2.750%), 05/03/29	365,437	0.2
345,000 (9)	Spring Education Group, Inc Term Loan, 9.914%, 10/04/30	340,688	0.1
504,900	Stars Group Holdings B.V. 2022 USD Term Loan B, 8.902%, (TSFR3M + 3.250%), 07/22/28	505,752	0.2
		4,830,542	2.0
	Consumer, Non-cyclical: 0.6%
322,138	CoreLogic, Inc. TL B 1L, 8.818%, (US0001M + 3.500%), 06/02/28	298,448	0.1
398,299	Fugue Finance B.V. 2023 USD Term Loan B, 9.400%, (TSFR3M + 4.500%), 01/31/28	399,108	0.2
695,000	KUEHG Corp. 2023 Term Loan, 10.390%, (TSFR3M + 5.000%), 06/12/30	697,085	0.3
		1,394,641	0.6
	Containers & Glass Products: 3.2%
671,364	Altium Packaging LLC 2021 Term Loan B, 8.068%, (TSFR1M + 2.750%), 02/03/28	666,209	0.3
898,625	Clydesdale Acquisition Holdings Inc Term Loan B, 9.591%, (TSFR1M + 4.180%), 04/13/29	887,521	0.4
294,799	Graham Packaging Company Inc. 2021 Term Loan, 8.431%, (TSFR1M + 3.000%), 08/04/27	293,878	0.1
581,583	Plastipak Packaging, Inc. 2021 Term Loan B, 7.824%, (US0001M + 2.500%), 12/01/28	582,414	0.2
950,241	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 9.508%, (US0003M + 4.000%), 10/02/28	587,249	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products (continued)
280,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 12.236%, (US0003M + 6.750%), 10/01/29	$90,067	0.0
1,022,090	Pro Mach Group, Inc. 2021 Term Loan B, 9.431%, (US0001M + 4.000%), 08/31/28	1,024,646	0.4
525,000 (9)	Proampac PG Borrower LLC 2023 Term Loan, 11/03/28	522,703	0.2
614,904	Reynolds Group Holdings Inc. 2021 Term Loan B, 8.681%, (TSFR1M + 3.250%), 09/24/28	614,904	0.3
1,333,155	Titan Acquisition Limited 2018 Term Loan B, 8.652%, (US0003M + 3.000%), 03/28/25	1,323,268	0.6
638,568	TricorBraun Holdings, Inc. 2021 Term Loan, 8.681%, (TSFR1M + 3.250%), 03/03/28	627,659	0.3
431,303	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 9.652%, (US0003M + 4.000%), 09/15/28	430,461	0.2
		7,650,979	3.2
	Distribution/Wholesale: 0.1%
335,000	Windsor Holdings III, LLC USD Term Loan B, 9.830%, (TSFR1M + 4.500%), 08/01/30	333,883	0.1

	Diversified Finan Serv: 0.9%
438,636	Advisor Group, Inc. 2023 Term Loan B, 9.900%, (TSFR3M + 4.500%), 08/17/28	439,368	0.2
1,716,253	Citadel Securities LP 2023 Term Loan B, 7.818%, (TSFR3M + 2.500%), 07/29/30	1,714,913	0.7
		2,154,281	0.9
	Drugs: 0.9%
974,149	Amneal Pharmaceuticals LLC 2018 Term Loan B, 8.818%, (TSFR1M + 3.500%), 05/04/25	959,233	0.4
1,208,341	Jazz Financing Lux S.a.r.l. USD Term Loan, 8.931%, (US0001M + 3.500%), 05/05/28	1,209,264	0.5
		2,168,497	0.9

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Ecological Services & Equipment: 0.3%
707,400	Clean Harbors Inc. 2021 Incremental Term Loan B, 7.318%, (US0001M + 2.000%), 10/08/28	$711,084	0.3

	Electric: 0.1%
205,000	Generation Bridge Northeast, LLC Term Loan B, 9.566%, (TSFR3M + 4.250%), 08/22/29	205,256	0.1

	Electrical Compo&Equip: 0.1%
171,165	Energizer Holdings, Inc. 2020 Term Loan, 7.688%, (TSFR1M + 2.250%), 12/22/27	171,094	0.1

	Electronics/Electrical: 6.1%
700,943	Altar Bidco, Inc. 2021 Term Loan, 8.142%, (US0003M + 3.100%), 02/01/29	699,629	0.3
174,063	Brave Parent Holdings, Inc. 1st Lien Term Loan, 9.519%, (US0001M + 4.000%), 04/18/25	173,990	0.1
362,160	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 9.290%, (US0003M + 3.750%), 08/29/25	344,354	0.1
520,610	Chamberlain Group Inc Term Loan B, 8.568%, (TSFR1M + 3.250%), 11/03/28	513,831	0.2
725,795	Cloudera, Inc. 2021 Term Loan, 9.166%, (TSFR1M + 3.750%), 10/08/28	717,812	0.3
397,913	ConnectWise, LLC 2021 Term Loan B, 8.931%, (US0003M + 3.500%), 09/29/28	392,939	0.2
369,449	Creation Technologies Inc. 2021 Term Loan, 11.012%, (US0003M + 5.500%), 10/05/28	350,977	0.1
225,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 12.181%, (TSFR1M + 6.750%), 03/30/29	199,899	0.1
542,686	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 9.181%, (TSFR1M + 3.750%), 03/31/28	535,360	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical (continued)
430,907	EagleView Technology Corporation 2018 Add On Term Loan B, 9.153%, (US0003M + 3.500%), 08/14/25	$409,954	0.2
198,797	Epicor Software Corporation 2020 Term Loan, 8.681%, (US0001M + 3.250%), 07/30/27	198,845	0.1
291,288	Grab Holdings Inc Term Loan B, 9.931%, (US0003M + 4.500%), 01/29/26	293,594	0.1
1,142,234	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 9.431%, (TSFR1M + 4.000%), 12/01/27	1,144,534	0.5
818,166	II-VI Incorporated 2022 Term Loan B, 8.181%, (TSFR1M + 2.750%), 07/02/29	818,677	0.3
607,294	Illuminate Merger Sub Corp. 1st Lien Term Loan, 8.652%, (US0003M + 3.000%), 07/21/28	597,577	0.3
399,226	Ingram Micro Inc. 2021 Term Loan B, 9.153%, (US0003M + 3.500%), 06/30/28	400,153	0.2
498,734	Mediaocean LLC 2021 Term Loan, 8.916%, (US0001M + 3.500%), 12/15/28	478,785	0.2
365,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 11.566%, (TSFR1M + 6.250%), 02/23/29	325,477	0.1
673,730	Mitchell International, Inc. 2021 Term Loan B, 9.181%, (US0001M + 3.750%), 10/15/28	663,519	0.3
400,000	NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 3.360%, (US0001M + 3.250%), 09/05/25	399,900	0.2
1,135	Planview Parent, Inc. Term Loan, 9.652%, (TSFR3M + 4.000%), 12/17/27	1,124	0.0
248,628	Project Boost Purchaser, LLC 2019 Term Loan B, 8.931%, (US0001M + 3.500%), 06/01/26	248,611	0.1

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical (continued)
982,500	Proofpoint, Inc. 1st Lien Term Loan, 8.681%, (TSFR1M + 3.250%), 08/31/28	$975,472	0.4
1,465,317	Quest Software US Holdings Inc. 2022 Term Loan, 9.769%, (SOFRRATE + 4.250%), 02/01/29	1,225,633	0.5
567,257	Rackspace Technology Global, Inc. 2021 Term Loan B, 8.194%, (TSFR1M + 2.750%), 02/15/28	261,541	0.1
669,934	Rocket Software, Inc. 2018 Term Loan, 9.681%, (US0001M + 4.250%), 11/28/25	670,173	0.3
1,486,143	Ultimate Software Group Inc (The) 2021 Term Loan, 8.618%, (TSFR3M + 3.250%), 05/04/26	1,484,622	0.6
		14,526,982	6.1
	Energy: 0.9%
611,925	Brazos Delaware II, LLC 2023 Term Loan B, 9.084%, (TSFR1M + 3.750%), 02/11/30	609,885	0.2
856,205	Oryx Midstream Services Permian Basin LLC Term Loan B, 8.692%, (TSFR1M + 3.250%), 10/05/28	857,596	0.4
447,780	Profrac Services, LLC 2022 Term Loan, 12.902%, (SOFRRATE + 7.250%), 03/04/25	449,459	0.2
198,500	UGI Energy Services, LLC 2023 Term Loan B, 8.666%, (TSFR1M + 3.250%), 02/22/30	198,571	0.1
		2,115,511	0.9
	Equipment Leasing: 0.2%
373,350	Albion Financing 3 SARL USD Term Loan, 10.857%, (US0003M + 5.250%), 08/17/26	374,439	0.2
136,144	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 8.881%, (US0003M + 3.250%), 02/17/28	136,037	0.0
		510,476	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Financial: 3.9%
730,236	Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.831%, (TSFR1M + 3.500%), 11/05/27	$729,871	0.3
245,204	AllSpring Buyer LLC Term Loan B, 8.650%, (TSFR3M + 3.250%), 11/01/28	242,752	0.1
1,329,950	AmWINS Group, Inc. 2023 Incremental Term Loan B, 8.196%, (TSFR1M + 2.750%), 02/19/28	1,331,374	0.6
729,488	Aretec Group, Inc. 2018 Term Loan, 9.568%, (TSFR1M + 4.250%), 10/01/25	730,286	0.3
1,221,197	Edelman Financial Center, LLC 2021 Term Loan B, 8.818%, (US0001M + 3.750%), 04/07/28	1,210,740	0.5
436,312	Focus Financial Partners, LLC 2021 Term Loan, 7.816%, (TSFR1M + 2.500%), 06/30/28	435,611	0.2
544,500	Focus Financial Partners, LLC 2022 Term Loan B5, 8.566%, (TSFR1M + 3.250%), 06/30/28	544,463	0.2
362,143	Forest City Enterprises, L.P. 2019 Term Loan B, 8.931%, (TSFR1M + 3.500%), 12/08/25	319,048	0.1
445,832	HighTower Holdings LLC 2021 Term Loan B, 9.612%, (US0001M + 4.000%), 04/21/28	444,717	0.2
1,488,750	Hub International Limited 2022 Term Loan B, 9.365%, (TSFR3M + 4.000%), 11/10/29	1,492,729	0.6
144,638	IMA Financial Group, Inc. 2023 Incremental Term Loan, 9.570%, (TSFR1M + 4.250%), 11/01/28	144,592	0.1
1,257,912	Jane Street Group, LLC 2021 Term Loan, 8.181%, (TSFR1M + 2.750%), 01/26/28	1,256,078	0.5
343,275	Walker & Dunlop, Inc. 2022 Incremental Term Loan B, 8.416%, (SOFRRATE + 3.000%), 12/16/28	344,562	0.2
		9,226,823	3.9

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Financial Intermediaries: 1.9%
295,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 12.030%, (US0003M + 6.500%), 08/02/29	$281,725	0.1
740,543	AqGen Island Holdings, Inc. Term Loan, 8.931%, (TSFR1M + 3.500%), 08/02/28	735,452	0.3
273,556	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 8.173%, (US0001M + 3.000%), 06/15/25	273,062	0.1
124,362	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 8.068%, (US0001M + 2.750%), 04/23/26	122,808	0.1
730,100	Castlelake Aviation Limited Term Loan B, 8.421%, (US0003M + 2.750%), 10/22/26	730,157	0.3
583,420	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 9.136%, (TSFR3M + 3.750%), 04/09/27	571,266	0.3
336,327	First Eagle Holdings, Inc. 2020 Term Loan B, 7.990%, (US0003M + 2.500%), 02/01/27	333,846	0.2
539,672	Trans Union, LLC 2021 Term Loan B6, 7.681%, (TSFR1M + 2.250%), 12/01/28	540,295	0.2
811,800	VFH Parent LLC 2022 Term Loan B, 8.418%, (SOFRRATE + 3.000%), 01/13/29	807,741	0.3
		4,396,352	1.9
	Food Products: 1.8%
969,466	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 9.068%, (TSFR1M + 3.750%), 10/01/25	929,880	0.4
540,228	8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 10.068%, (TSFR1M + 4.750%), 10/01/25	519,969	0.2
150,000	B&G Foods, Inc. 2019 Term Loan B4, 7.816%, (US0001M + 2.500%), 10/10/26	148,281	0.0
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food Products (continued)
660,000	BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 12.902%, (US0003M + 7.250%), 06/08/29	$540,375	0.2
633,427	CHG PPC Parent LLC 2021 Term Loan, 8.318%, (TSFR1M + 3.000%), 12/08/28	630,656	0.3
895,709	IRB Holding Corp 2022 Term Loan B, 8.316%, (TSFR1M + 3.000%), 12/15/27	893,346	0.4
729,822	Primary Products Finance LLC Term Loan, 9.397%, (US0003M + 4.000%), 03/31/29	728,624	0.3
		4,391,131	1.8
	Food Service: 0.2%
259,350	Aramark Services, Inc. 2023 Term Loan B6, 7.931%, (TSFR1M + 2.500%), 06/22/30	259,242	0.1
150,000	Fogo De Chao, Inc. 2018 Add On Term Loan, 8.004%, (US0001M + 4.250%), 04/07/25	150,000	0.0
174,556	Whatabrands LLC 2021 Term Loan B, 8.431%, (US0001M + 3.250%), 08/03/28	174,144	0.1
		583,386	0.2
	Food/Drug Retailers: 1.0%
396,448	EG Finco Limited 2018 USD Term Loan, 9.300%, (TSFR1M + 4.000%), 02/07/25	392,731	0.2
1,333,535 (6)	Moran Foods, LLC 2022 Extended 2nd Lien Term Loan, 16.990%, (TSFR3M + 4.680%), 12/31/26	293,378	0.1
1,460,171 (6)	Moran Foods, LLC 2022 Extended Term Loan, 12.740%, (TSFR3M + 4.680%), 06/30/26	1,241,145	0.5
728,030 (6)	Moran Foods, LLC Incremental FLSO Loan, 12.740%, (TSFR3M + 4.680%), 06/30/26	509,621	0.2
		2,436,875	1.0
	Forest Products: 0.3%
349,165	ASP Blade Holdings, Inc Initial Term Loan, 9.652%, (US0001M + 4.000%), 10/13/28	309,447	0.1

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Forest Products (continued)
354,132	Spa Holdings 3 Oy USD Term Loan B, 9.652%, (US0003M + 3.750%), 02/04/28	$345,722	0.2
		655,169	0.3
	Health Care: 6.1%
547,606	Accelerated Health Systems, LLC 2022 Term Loan B, 9.641%, (TSFR3M + 4.250%), 02/15/29	461,084	0.2
1,013,856	Athenahealth, Inc. 2022 Term Loan B, 8.568%, (TSFR1M + 3.500%), 02/15/29	996,958	0.4
179,262	Avantor Funding, Inc. 2021 Term Loan B5, 7.666%, (TSFR1M + 2.250%), 11/08/27	179,476	0.1
425,000	Bausch Health Companies Inc. 2022 Term Loan B, 10.674%, (TSFR3M + 5.250%), 02/01/27	346,830	0.1
396,944	CCRR Parent, Inc Term Loan B, 9.181%, (TSFR1M + 3.750%), 03/06/28	379,578	0.2
955,500	CHG Healthcare Services Inc. 2021 Term Loan, 8.568%, (US0001M + 3.250%), 09/29/28	952,514	0.4
641,775	Covetrus, Inc. 2022 1st Lien Term Loan, 10.400%, (TSFR3M + 5.000%), 10/13/29	636,962	0.3
470,681	Curia Global, Inc. 2021 Term Loan, 9.219%, (TSFR3M + 3.750%), 08/30/26	391,841	0.2
486,217	Gloves Buyer, Inc. 2021 Term Loan, 9.431%, (TSFR1M + 4.000%), 12/29/27	472,846	0.2
492,197	GoodRx, Inc. 1st Lien Term Loan, 8.166%, (US0001M + 2.750%), 10/10/25	492,153	0.2
396,992	Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.773%, (TSFR3M + 3.250%), 11/01/28	385,281	0.2
1,073,650	Medline Borrower, LP USD Term Loan B, 8.681%, (TSFR1M + 3.250%), 10/23/28	1,072,308	0.5
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 12.740%, (TSFR3M + 7.250%), 03/02/29	105,000	0.0
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care (continued)
28,622	National Mentor Holdings, Inc. 2021 Term Loan C, 9.150%, (TSFR3M + 3.750%), 03/02/28	$25,844	0.0
825,066	National Mentor Holdings, Inc. 2021 Term Loan, 9.181%, (TSFR1M + 3.750%), 03/02/28	744,966	0.3
459,726	Pacific Dental Services,LLC 2021 Term Loan, 8.818%, (US0001M + 3.500%), 05/05/28	459,439	0.2
248,402	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 9.152%, (TSFR3M + 3.500%), 11/30/27	247,780	0.1
440,528	Parexel International Corporation 2021 1st Lien Term Loan, 8.681%, (TSFR1M + 3.250%), 11/15/28	437,927	0.2
266,625	Perrigo Investments, LLC Term Loan B, 7.666%, (TSFR1M + 2.350%), 04/20/29	266,070	0.1
249,351	PetVet Care Centers, LLC 2021 Term Loan B3, 8.916%, (US0003M + 3.500%), 02/14/25	248,441	0.1
460,824	Phoenix Guarantor Inc 2020 Term Loan B, 8.681%, (US0001M + 3.250%), 03/05/26	458,603	0.2
448,849	Phoenix Guarantor Inc 2021 Term Loan B3, 8.931%, (US0001M + 3.500%), 03/05/26	446,685	0.2
283,794	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 9.322%, (TSFR1M + 3.750%), 07/24/26	274,748	0.1
405,875	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 9.072%, (US0003M + 3.750%), 11/16/25	405,512	0.2
300,847	RxBenefits, Inc. 2020 Term Loan, 9.829%, (TSFR1M + 4.500%), 12/20/27	297,838	0.1
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 8.181%, (US0003M + 2.750%), 12/11/26	1,032,898	0.4

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care (continued)
355,000	Star Parent, Inc. 2023 Term Loan B, 9.657%, (US0003M + 4.000%), 09/19/30	$347,559	0.1
950,566	Surgery Center Holdings, Inc. 2021 Term Loan, 9.189%, (US0001M + 3.750%), 08/31/26	952,407	0.4
349,278	U.S. Anesthesia Partners, Inc. 2021 Term Loan, 9.694%, (US0001M + 4.250%), 10/01/28	321,642	0.1
733,600	Verscend Holding Corp. 2021 Term Loan B, 9.431%, (US0001M + 4.000%), 08/27/25	734,804	0.3
		14,575,994	6.1
	Healthcare-Services: 0.2%
399,000	Select Medical Corporation 2023 Term Loan B1, 8.316%, (TSFR1M + 3.000%), 03/06/27	399,125	0.2

	Home Furnishings: 1.0%
749,700	Conair Holdings, LLC Term Loan B, 9.402%, (US0003M + 3.750%), 05/17/28	718,775	0.3
299,233	Prime Security Services Borrower, LLC 2021 Term Loan, 8.192%, (US0006M + 2.750%), 09/23/26	299,199	0.1
893,663	Solis IV BV USD Term Loan B1, 8.891%, (TSFR3M + 3.500%), 02/26/29	872,438	0.4
411,845	Weber-Stephen Products LLC Term Loan B, 8.681%, (TSFR1M + 3.250%), 10/30/27	374,080	0.2
		2,264,492	1.0
	Industrial: 3.4%
354,874	ADS Tactical, Inc. 2021 Term Loan B, 11.068%, (US0001M + 5.750%), 03/19/26	348,664	0.1
362,707	Aegion Corporation Term Loan, 10.181%, (TSFR1M + 4.750%), 05/17/28	361,574	0.2
490,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 9.166%, (TSFR1M + 3.750%), 05/12/28	474,325	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Industrial (continued)
184,068	Belfor Holdings Inc. 2022 Incremental Term Loan, 9.550%, (SOFRRATE + 4.250%), 04/06/26	$184,528	0.1
362,263	Brown Group Holding LLC 2022 Term Loan B2 1L, 9.121%, (TSFR3M + 3.750%), 07/02/29	362,433	0.2
306,125	Crown Subsea Communications Holding,Inc. 2023 Incremental Term Loan, 10.694%, (TSFR1M + 5.250%), 04/27/27	307,560	0.1
421,606	Emrld Borrower LP Term Loan B, 8.316%, (TSFR3M + 3.000%), 05/31/30	421,540	0.2
370,000	NCR Atleos LLC Term Loan B, 10.140%, (TSFR3M + 4.750%), 03/22/29	356,819	0.1
753,113	Neptune Bidco US Inc 2022 USD Term Loan B, 10.399%, (TSFR3M + 5.000%), 04/11/29	679,549	0.3
413,055	Northstar Group Services, INC. 2020 Term Loan B, 10.931%, (TSFR1M + 5.500%), 11/12/26	414,087	0.2
495,000	Oscar AcquisitionCo, LLC Term Loan B, 9.990%, (SOFRRATE + 4.500%), 04/29/29	490,174	0.2
299,164	Project Castle, Inc. Term Loan B 1L, 10.755%, (TSFR3M + 5.500%), 06/01/29	266,256	0.1
987,469	Quikrete Holdings, Inc. 2021 Term Loan B1, 8.181%, (TSFR1M + 3.000%), 03/18/29	989,629	0.4
474,228	Rockwood Service Corporation 2020 Term Loan, 9.431%, (TSFR1M + 4.000%), 01/23/27	476,481	0.2
671,675	Smyrna Ready Mix Concrete, LLC Term Loan B, 9.666%, (TSFR1M + 4.250%), 04/02/29	674,194	0.3
452,725	TransDigm, Inc. 2023 Term Loan I, 8.640%, (TSFR3M + 3.250%), 08/24/28	453,334	0.2
244,314	Tutor Perini Corporation Term Loan B, 10.181%, (TSFR1M + 4.750%), 08/18/27	233,931	0.1

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Industrial (continued)
562,633	U.S. Silica Company 2023 Term Loan B, 10.166%, (TSFR1M + 4.750%), 03/25/30	$564,542	0.2
		8,059,620	3.4
	Industrial Equipment: 2.4%
380,761	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 9.084%, (TSFR1M + 3.750%), 07/31/28	377,429	0.2
481,993	Alliance Laundry Systems LLC Term Loan B, 8.901%, (TSFR3M + 3.500%), 10/08/27	482,429	0.2
621,876	Chart Industries, Inc. 2023 Term Loan B, 9.174%, (TSFR1M + 3.750%), 03/15/30	623,301	0.3
293,302	Clark Equipment Company 2022 Term Loan B, 7.990%, (TSFR3M + 2.500%), 04/20/29	293,779	0.1
260,000	CPM Holdings, Inc. 2023 Term Loan, 9.900%, (TSFR3M + 4.500%), 09/22/28	259,675	0.1
375,000	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 10.444%, (TSFR1M + 5.000%), 04/27/27	376,719	0.2
746,250	Filtration Group Corporation 2023 USD Term Loan, 9.681%, (TSFR1M + 4.250%), 10/21/28	747,416	0.3
240,000	LSF12 Badger Bidco LLC Term Loan B, 11.400%, (TSFR1M + 6.000%), 07/25/30	239,700	0.1
491,206	Madison IAQ LLC Term Loan, 8.689%, (US0003M + 3.250%), 06/21/28	483,469	0.2
450,000	SPX Flow, Inc. 2022 Term Loan, 9.916%, (TSFR1M + 4.500%), 04/05/29	449,824	0.2
929,561	Vertical US Newco Inc Term Loan B, 9.381%, (US0006M + 3.500%), 07/30/27	928,592	0.4
331,573	Watlow Electric Manufacturing Company Term Loan B, 9.377%, (TSFR3M + 3.750%), 03/02/28	331,988	0.1
		5,594,321	2.4
	Insurance: 3.6%
765,379	Acrisure, LLC 2020 Term Loan B, 8.931%, (US0001M + 3.500%), 02/15/27	756,170	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance (continued)
719,353	Acrisure, LLC 2021 First Lien Term Loan B, 9.682%, (US0001M + 4.250%), 02/15/27	$718,904	0.3
260,888	Acrisure, LLC 2021 Incremental Term Loan B, 9.181%, (US0001M + 3.750%), 02/15/27	257,029	0.1
605,000 (9)	AssuredPartners, Inc. 2023 Term Loan B4, 02/12/27	606,437	0.3
493,763	Broadstreet Partners, Inc. 2023 Term Loan B3, 9.316%, (TSFR1M + 4.000%), 01/27/29	494,336	0.2
371,509	IMA Financial Group, Inc. Term Loan, 8.818%, (US0001M + 3.500%), 11/01/28	370,348	0.2
893,134	NFP Corp. 2020 Term Loan, 8.681%, (TSFR1M + 3.250%), 02/15/27	883,552	0.4
850,018	OneDigital Borrower LLC 2021 Term Loan, 9.666%, (SOFRRATE + 4.250%), 11/16/27	850,549	0.4
995,574	Ryan Specialty Group, LLC Term Loan, 8.416%, (TSFR1M + 3.000%), 09/01/27	997,544	0.4
949,469	Sedgwick Claims Management Services, Inc. 2023 Term Loan B, 9.066%, (TSFR1M + 3.750%), 02/17/28	948,430	0.4
526,000 (9)	USI, Inc. 2023 Acquisition Term Loan, 09/14/30	525,780	0.2
1,052,000	USI, Inc. 2023 Refi Term Loan, (TSFR3M + 3.250%), 09/14/30	1,053,315	0.4
		8,462,394	3.6
	Investment Companies: 0.1%
304,238	LSF11 Trinity Bidco, Inc. Term Loan, 9.832%, (TSFR1M + 4.500%), 06/14/30	304,238	0.1

	Leisure Good/Activities/Movies: 2.8%
348,128	Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 8.931%, (US0001M + 3.500%), 08/17/28	348,998	0.2
373,125	Cinemark USA, Inc. 2023 Term Loan B, 9.093%, (TSFR1M + 3.750%), 05/24/30	373,436	0.2

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Leisure Good/Activities/Movies (continued)
223,861	City Football Group Limited Term Loan, 8.439%, (US0003M + 3.000%), 07/21/28	$223,441	0.1
1,101,676	CWGS Group, LLC 2021 Term Loan B, 7.944%, (US0001M + 2.500%), 06/03/28	1,039,509	0.4
219,159	Fender Musical Instruments Corporation 2021 Term Loan B, 9.424%, (SOFRRATE + 4.000%), 12/01/28	214,228	0.1
200,000	Fitness International, LLC 2018 Term Loan B, 8.769%, (TSFR3M + 3.250%), 04/18/25	199,187	0.1
345,000	Formula One Holdings Limited Term Loan B, 8.331%, (TSFR1M + 3.000%), 01/15/30	345,431	0.1
1,010,790	Hayward Industries, Inc. 2022 Term Loan, 8.666%, (TSFR1M + 3.250%), 05/30/28	1,004,683	0.4
391,927	MajorDrive Holdings IV LLC Term Loan B, 9.652%, (US0003M + 4.000%), 06/01/28	388,988	0.2
22,814	Motion Finco Sarl Delayed Draw Term Loan B2, 8.903%, (US0003M + 3.250%), 11/04/26	22,771	0.0
938,609	Playtika Holding Corp 2021 Term Loan, 8.181%, (US0001M + 2.750%), 03/13/28	938,785	0.4
550,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 10.150%, (TSFR1M + 4.750%), 04/05/30	546,448	0.2
499,710	SRAM, LLC 2021 Term Loan B, 8.181%, (US0001M + 2.750%), 05/18/28	499,241	0.2
293,768	The Knot Worldwide Inc. 2022 Term Loan, 9.916%, (TSFR1M + 4.500%), 12/19/25	293,768	0.1
268,650	Topgolf Callaway Brands Corp. Term Loan B, 8.916%, (TSFR1M + 3.500%), 03/15/30	267,542	0.1
		6,706,456	2.8
	Leisure Time: 0.1%
209,475	Alterra Mountain Company 2023 Term Loan B, 9.068%, (TSFR1M + 3.750%), 05/31/30	209,737	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Lodging & Casinos: 3.9%
1,000,000	1011778 B.C. Unlimited Liability Company 2023 Term Loan B5, 7.566%, (TSFR1M + 2.250%), 09/23/30	$998,229	0.4
710,247 (5)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 14.684%, (US0003M + 9.000%) (PIK Rate 7.000%, Cash Rate 12.652%), 09/29/25	585,954	0.2
1,193,990	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 19.669%, (US0003M + 14.000%), 09/29/26	626,845	0.3
729,011	Arches Buyer Inc. 2021 Term Loan B, 8.666%, (US0001M + 3.250%), 12/06/27	714,691	0.3
199,494	Century Casinos, Inc 2022 Term Loan, 11.430%, (TSFR1M + 6.000%), 04/02/29	195,005	0.1
459,169	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 8.403%, (US0003M + 2.750%), 09/18/24	453,047	0.2
494,975	Fertitta Entertainment, LLC 2022 Term Loan B, 9.316%, (SOFRRATE + 4.000%), 01/27/29	490,925	0.2
611,618	Flynn Restaurant Group LP 2021 Term Loan B, 9.681%, (TSFR1M + 4.250%), 12/01/28	610,025	0.3
458,850	Golden Entertainment, Inc. 2023 Term Loan B, 8.168%, (TSFR1M + 2.750%), 05/28/30	458,850	0.2
785,197	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 8.318%, (TSFR1M + 3.000%), 08/02/28	786,547	0.3
473,814	Kingpin Intermediate Holdings LLC 2023 Term Loan B, 8.816%, (TSFR1M + 3.500%), 02/08/28	470,853	0.2
970,000 (2)(6)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	—	0.0

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Lodging & Casinos (continued)
637,306	Scientific Games Holdings LP 2022 USD Term Loan B, 8.768%, (TSFR3M + 3.500%), 04/04/29	$634,429	0.3
987,500	Scientific Games International, Inc. 2022 USD Term Loan, 8.434%, (TSFR1M + 3.000%), 04/14/29	988,117	0.4
248,049	Station Casinos LLC 2020 Term Loan B, 7.666%, (US0001M + 2.250%), 02/08/27	247,908	0.1
921,323	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 9.099%, (US0001M + 3.250%), 10/02/28	904,978	0.4
		9,166,403	3.9
	Media: 0.1%
249,369	Sinclair Television Group Inc. 2022 Term Loan B4, 9.166%, (TSFR1M + 3.750%), 04/21/29	174,987	0.1

	Mining: 0.2%
375,000	Arsenal AIC Parent LLC Term Loan, 9.879%, (TSFR3M + 4.500%), 08/19/30	374,906	0.2

	Oil & Gas: 1.5%
285,000 (9)	GIP Pilot Acquisition Partners LP Term Loan, 09/18/30	284,644	0.1
476,488	ITT Holdings LLC 2021 Term Loan, 8.068%, (US0001M + 2.750%), 07/10/28	476,905	0.2
406,198	M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 9.920%, (TSFR1M + 4.500%), 09/19/29	405,690	0.2
472,078	Medallion Midland Acquisition, LLC 2021 Term Loan, 9.402%, (TSFR3M + 3.750%), 10/18/28	473,376	0.2
667,172	TransMontaigne Operating Company L.P. Term Loan B, 8.932%, (TSFR1M + 3.500%), 11/17/28	665,504	0.3
904,570	Traverse Midstream Partners LLC 2017 Term Loan, 9.216%, (TSFR1M + 3.750%), 02/16/28	904,947	0.4
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Oil & Gas (continued)
289,275	Whitewater Whistler Holdings, LLC 2023 Term Loan B, 8.640%, (TSFR3M + 3.250%), 02/15/30	$290,270	0.1
		3,501,336	1.5
	Packaging&Containers: 0.2%
427,446	Trident TPI Holdings, Inc. 2023 USD Term Loan, 9.890%, (TSFR3M + 4.500%), 09/15/28	427,446	0.2

	Publishing: 0.8%
878,886	Cengage Learning, Inc. 2021 Term Loan B, 10.323%, (US0003M + 4.750%), 07/14/26	876,140	0.4
498,741	Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 10.666%, (TSFR1M + 5.250%), 04/09/29	474,115	0.2
446,148	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 10.181%, (TSFR3M + 4.750%), 07/28/28	437,597	0.2
		1,787,852	0.8
	Radio & Television: 1.2%
669,946	CMG Media Corporation 2021 Term Loan, 8.990%, (TSFR3M + 3.500%), 12/17/26	618,025	0.3
4,767,826 (1)(2)(3)	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, (TSFR1M + 3.250%), 08/24/26	119,196	0.0
290,000 (9)	E.W. Scripps Company (The) 2019 Term Loan B2, 7.993%, (US0001M + 2.560%), 05/01/26	286,601	0.1
390,731	Gray Television, Inc. 2021 Term Loan D, 8.444%, (TSFR1M + 3.000%), 12/01/28	381,451	0.2
358,849	iHeartCommunications, Inc. 2020 Term Loan, 8.431%, (TSFR1M + 3.000%), 05/01/26	323,445	0.1
308,162	NASCAR Holdings, Inc Term Loan B, 7.931%, (TSFR1M + 2.500%), 10/19/26	308,911	0.1
390,000 (9)	Simon & Schuster Inc Term Loan B, 09/27/30	388,050	0.2

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Radio & Television (continued)
83,112	Sinclair Television Group Inc. Term Loan B2B, 7.931%, (TSFR1M + 2.500%), 09/30/26	$72,390	0.0
432,300	WideOpenWest Finance LLC 2021 Term Loan B, 8.390%, (TSFR3M + 3.000%), 12/20/28	426,086	0.2
		2,924,155	1.2
	Rail Industries: 0.7%
316,669	Avis Budget Car Rental, LLC 2022 Term Loan C, 8.818%, (TSFR1M + 3.500%), 03/16/29	317,183	0.1
296,744	Kenan Advantage Group, Inc. 2021 Term Loan B1, 9.477%, (TSFR3M + 3.750%), 03/24/26	296,420	0.1
729,488	Uber Technologies, Inc. 2023 Term Loan B, 8.159%, (TSFR3M + 2.750%), 03/03/30	730,217	0.3
360,000	XPO Logistics, Inc. 2023 Term Loan B, 7.318%, (TSFR1M + 2.000%), 05/24/28	361,775	0.2
		1,705,595	0.7
	Real Estate: 0.2%
475,000	Cushman & Wakefield U.S. Borrower, LLC 2023 Term Loan B, 9.316%, (TSFR1M + 4.000%), 01/31/30	472,031	0.2

	REITS: 0.2%
368,150	RHP Hotel Properties, LP 2023 Term Loan B, 8.066%, (TSFR1M + 2.750%), 05/18/30	369,577	0.2

	Retailers (Except Food & Drug): 3.5%
394,312	Anastasia Parent, LLC 2018 Term Loan B, 9.402%, (US0003M + 3.750%), 08/11/25	282,919	0.1
597,181	CNT Holdings I Corp 2020 Term Loan, 8.800%, (TSFR3M + 3.500%), 11/08/27	596,328	0.3
249,362	Empire Today, LLC 2021 Term Loan B, 10.439%, (US0001M + 5.000%), 04/03/28	204,373	0.1
784,251	Great Outdoors Group, LLC 2021 Term Loan B1, 9.181%, (US0001M + 3.750%), 03/06/28	783,761	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Retailers (Except Food & Drug) (continued)
1,060,249	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 8.181%, (TSFR1M + 2.750%), 10/19/27	$1,053,549	0.5
492,782	Jo-Ann Stores, Inc. 2021 Term Loan B1, 10.362%, (US0003M + 4.750%), 07/07/28	168,778	0.1
505,839	Leslies Poolmart, Inc. 2021 Term Loan B, 8.181%, (US0003M + 2.750%), 03/09/28	498,568	0.2
802,820	Michaels Companies, Inc. 2021 Term Loan B, 9.902%, (TSFR3M + 4.250%), 04/15/28	735,383	0.3
945,473	Petco Health and Wellness Company, Inc. 2021 Term Loan B, 9.015%, (TSFR3M + 3.250%), 03/03/28	936,905	0.4
1,221,875	Pilot Travel Centers LLC 2021 Term Loan B, 7.416%, (TSFR1M + 2.000%), 08/04/28	1,221,875	0.5
389,138	Restoration Hardware, Inc. Term Loan B, 7.931%, (US0001M + 2.500%), 10/20/28	374,691	0.2
620,405	RV Retailer, LLC Term Loan B, 9.246%, (SOFRRATE + 3.750%), 02/08/28	558,752	0.2
149,250	Sally Holdings, LLC 2023 Term Loan B, 7.566%, (TSFR1M + 2.500%), 02/28/30	149,791	0.1
658,116	Staples, Inc. 7 Year Term Loan, 10.634%, (US0003M + 5.000%), 04/16/26	565,362	0.2
89,814	Victorias Secret & Co. Term Loan B, 8.903%, (US0003M + 3.250%), 08/02/28	88,018	0.0
		8,219,053	3.5
	Software: 0.8%
114,713	AppLovin Corporation 2023 Term Loan B, 8.500%, (TSFR3M + 3.100%), 08/14/30	114,512	0.1
790,000	Epicor Software Corporation 2023 Incremental Term Loan, 9.077%, (TSFR1M + 3.750%), 07/30/27	791,975	0.3
300,000	Helios Software Holdings, Inc. 2023 Term Loan B, 9.740%, (TSFR3M + 4.250%), 07/18/30	299,125	0.1

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Software (continued)
746,241	Open Text Corporation 2023 Term Loan B, 8.068%, (TSFR1M + 2.750%), 01/31/30	$746,940	0.3
		1,952,552	0.8
	Surface Transport: 0.7%
897,292	American Trailer World Corp. Term Loan B, 9.068%, (TSFR1M + 3.750%), 03/03/28	864,391	0.4
625,691	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 9.652%, (TSFR3M + 4.000%), 07/26/28	616,827	0.2
250,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 12.652%, (TSFR3M + 7.000%), 07/26/29	213,125	0.1
		1,694,343	0.7
	Technology: 8.9%
419,906	ABC Financial Services, Inc. 1st Lien Term Loan, 9.881%, (TSFR1M + 4.250%), 01/02/25	420,956	0.2
717,573	Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 9.890%, (TSFR3M + 4.500%), 09/18/26	720,488	0.3
942,514	AppLovin Corporation 2021 Term Loan B, 8.418%, (TSFR1M + 3.100%), 10/25/28	942,956	0.4
530,000	Asurion LLC 2021 2nd Lien Term Loan B3, 10.568%, (US0001M + 5.250%), 01/31/28	477,331	0.2
350,353	Atlas Purchaser, Inc. 2021 Term Loan, 10.879%, (US0003M + 5.250%), 05/08/28	251,028	0.1
1,236,890	Banff Merger Sub Inc 2021 USD Term Loan, 9.181%, (TSFR1M + 3.750%), 10/02/25	1,237,061	0.5
918,929	Bright Bidco B.V. 2022 Exit Term Loan, 6.366%, (TSFR3M + 9.000%), 10/31/27	374,463	0.2
659,391	CDK Global, Inc. 2022 USD Term Loan B, 9.640%, (TSFR3M + 4.250%), 07/06/29	660,283	0.3
388,223	Constant Contact Inc Term Loan, 9.561%, (US0003M + 4.000%), 02/10/28	377,487	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Technology (continued)
443,225	Cornerstone OnDemand, Inc. 2021 Term Loan, 9.186%, (TSFR3M + 3.750%), 10/16/28	$422,726	0.2
500,000	Cvent, Inc. 2023 Term Loan B, 9.140%, (TSFR3M + 3.750%), 06/17/30	499,167	0.2
149,463	Cyxtera DC Holdings, Inc. 2023 DIP Term Loan, 13.942%, (TSFR1M + 8.610%), 12/07/23	150,834	0.1
173,685	ECI Macola Max Holding, LLC 2020 Term Loan, 9.150%, (TSFR3M + 3.750%), 11/09/27	173,446	0.1
199,500	Indy US Bidco, LLC 2023 USD Fifth Amendment Incremental Term Loan, 11.568%, (TSFR1M + 6.250%), 03/06/28	191,021	0.1
1,002,721	Informatica LLC 2021 USD Term Loan B, 8.068%, (US0001M + 2.750%), 10/27/28	1,001,624	0.4
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 12.783%, (US0001M + 7.250%), 12/01/28	108,094	0.0
253,500	Ivanti Software, Inc. 2021 Add On Term Loan B, 9.538%, (US0001M + 4.000%), 12/01/27	218,010	0.1
1,216,988	Ivanti Software, Inc. 2021 Term Loan B, 9.758%, (US0001M + 4.250%), 12/01/27	1,055,737	0.4
526,130	LogMeIn, Inc. Term Loan B, 10.269%, (US0001M + 4.750%), 08/31/27	352,343	0.1
1,024,153	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.631%, (US0003M + 4.750%), 07/27/28	768,846	0.3
560,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 13.881%, (US0003M + 8.250%), 07/27/29	260,400	0.1
992,462	McAfee, LLC 2022 USD Term Loan B, 9.180%, (TSFR1M + 3.750%), 03/01/29	971,993	0.4
1,480,050	MKS Instruments, Inc. 2022 Term Loan B 1L, 8.066%, (TSFR1M + 2.750%), 08/17/29	1,482,594	0.6

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Technology (continued)
365,000	Mosel Bidco SE USD Term Loan B, 10.077%, (TSFR3M + 4.750%), 08/01/30	$365,456	0.2
474,175	NortonLifeLock Inc. 2022 Term Loan B, 7.416%, (SOFRRATE + 2.000%), 09/12/29	473,249	0.2
760,000	Project Boost Purchaser LLC, 7.268%, (US0001M + 3.500%), 05/30/26	759,881	0.3
265,000	Quartz Acquireco LLC Term Loan B, 8.818%, (TSFR3M + 3.500%), 06/28/30	265,000	0.1
485,000	Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 13.019%, (SOFRRATE + 7.500%), 02/01/30	335,256	0.1
654,567	Redstone Buyer LLC 2021 Term Loan, 10.184%, (US0003M + 4.750%), 04/27/28	562,928	0.2
388,157	Sabre GLBL, Inc. 2022 Term Loan B2 1L, 10.416%, (TSFR1M + 5.000%), 06/30/28	343,761	0.1
350,000	SkillSoft Corporation 2021 Term Loan, 10.698%, (TSFR1M + 5.250%), 07/14/28	331,260	0.1
395,702	SS&C Technologies Inc. 2022 Term Loan B6, 7.666%, (TSFR1M + 2.250%), 03/22/29	396,168	0.2
596,483	SS&C Technologies Inc. 2022 Term Loan B7, 7.666%, (TSFR1M + 2.250%), 03/22/29	597,186	0.3
726,350	Tibco Software Inc. 2022 USD Term Loan, 9.990%, (TSFR3M + 4.500%), 03/30/29	699,883	0.3
1,034,743	Travelport Finance (Luxembourg) S.a.r.l. 2023 Consented Term Loan, 13.672%, 05/29/26	605,325	0.3
114,713	Ultimate Software Group Inc (The) 2023 Incremental Term Loan, 10.023%, (TSFR3M + 4.500%), 05/04/26	115,229	0.0
1,247,038	Veritas US Inc. 2021 USD Term Loan B, 10.318%, (US0003M + 5.000%), 09/01/25	1,084,478	0.5
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Technology (continued)
281,676	Virgin Pulse, Inc. 2021 Term Loan, 4.500%, (TSFR1M + 3.750%), 04/06/28	$281,617	0.1
407,950	World Wide Technology Holding Co. LLC Term Loan, 8.678%, (TSFR1M + 3.250%), 03/01/30	408,460	0.2
509,045	Xperi Corporation 2020 Term Loan B, 8.931%, (US0001M + 3.500%), 06/08/28	509,045	0.2
		21,253,070	8.9
	Telecommunications: 3.6%
773,345	Altice Financing SA 2022 USD Term Loan, 10.308%, (TSFR3M + 5.000%), 10/31/27	768,834	0.3
497,437	Altice France S.A. USD Term Loan B11, 8.381%, (US0003M + 2.750%), 07/31/25	483,136	0.2
1,062,126	Asurion LLC 2020 Term Loan B8, 8.650%, (US0003M + 3.250%), 12/23/26	1,044,351	0.4
460,280	Asurion LLC 2021 Term Loan B9, 8.650%, (US0003M + 3.250%), 07/31/27	448,234	0.2
429,643	Cablevision Lightpath LLC Term Loan B, 8.697%, (US0001M + 3.250%), 11/30/27	425,346	0.2
974,907	CCI Buyer, Inc. Term Loan, 9.400%, (TSFR3M + 4.000%), 12/17/27	963,939	0.4
1,249	CenturyLink, Inc. 2020 Term Loan B, 7.681%, (US0001M + 2.250%), 03/15/27	893	0.0
508,889	CommScope, Inc. 2019 Term Loan B, 8.568%, (TSFR1M + 3.250%), 04/06/26	466,058	0.2
199,490	Eagle Broadband Investments LLC Term Loan, 8.652%, (US0003M + 3.000%), 11/12/27	195,043	0.1
323,234	GOGO Intermediate Holdings LLC Term Loan B, 9.068%, (US0003M + 3.750%), 04/30/28	322,729	0.1
572,198	Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B, 9.772%, (SOFRRATE + 4.250%), 02/01/29	572,064	0.2

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications (continued)
286,063	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 10.231%, (US0003M + 4.500%), 11/01/24	$258,887	0.1
779,765	Telesat Canada Term Loan B5, 8.434%, (US0003M + 2.750%), 12/07/26	576,214	0.3
149,621	ViaSat, Inc. Term Loan, 9.816%, (TSFR1M + 4.500%), 03/02/29	141,205	0.1
750,000	Virgin Media Bristol LLC 2020 USD Term Loan Q, 8.697%, (US0001M + 3.250%), 01/31/29	734,238	0.3
972,765	Zayo Group Holdings, Inc. USD Term Loan, 8.431%, (TSFR1M + 3.000%), 03/09/27	794,407	0.3
450,000	Ziggo Financing Partnership USD Term Loan I, 7.947%, (US0001M + 2.500%), 04/30/28	440,468	0.2
		8,636,046	3.6
	Transportation: 0.1%
204,488	Kenan Advantage Group, Inc. 2023 Term Loan B2, 9.727%, (TSFR3M + 4.000%), 03/24/26	204,360	0.1

	Utilities: 0.4%
344,505	Nautilus Power, LLC 2023 Term Loan B, 10.902%, (TSFR3M + 5.250%), 11/16/26	261,662	0.1
722,173	Waterbridge Midstream Operating LLC Term Loan B, 11.363%, (US0003M + 5.750%), 06/22/26	724,204	0.3
		985,866	0.4
	Total Loans (Cost $229,757,398)	221,194,559	93.1
CORPORATE BONDS/NOTES: 5.7%
	Basic Materials: 0.2%
500,000 #	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	455,990	0.2

	Communications: 0.5%
500,000 #	CommScope, Inc., 4.750%, 09/01/29	368,430	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
500,000 #	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	$459,880	0.2
500,000 #	ViaSat, Inc., 5.625%, 04/15/27	433,750	0.2
		1,262,060	0.5
	Consumer, Cyclical: 1.7%
500,000	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/28	460,095	0.2
500,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/27	455,813	0.2
500,000 #	Gap, Inc./The, 3.875%, 10/01/31	351,895	0.1
220,000 #	Macy’s Retail Holdings LLC, 5.875%, 03/15/30	186,751	0.1
355,000 #	Sonic Automotive, Inc., 4.625%, 11/15/29	294,758	0.1
500,000 #	SRS Distribution, Inc., 6.125%, 07/01/29	426,315	0.2
500,000 #	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	466,327	0.2
500,000 #	Tempur Sealy International, Inc., 3.875%, 10/15/31	386,341	0.2
500,000 #	Williams Scotsman International, Inc., 4.625%, 08/15/28	448,050	0.2
500,000 #	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	465,593	0.2
		3,941,938	1.7
	Consumer, Non-cyclical: 0.8%
500,000 #	ADT Security Corp./The, 4.125%, 08/01/29	423,327	0.2
500,000 #	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/30	451,175	0.2
500,000 #	Primo Water Holdings, Inc., 4.375%, 04/30/29	428,040	0.2
500,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	460,235	0.2
		1,762,777	0.8
	Energy: 0.9%
500,000 #	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	466,074	0.2
500,000 #	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	432,086	0.2

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000 #	Hess Midstream Operations L.P., 4.250%, 02/15/30	$422,204	0.1
500,000 #	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	451,387	0.2
500,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	439,396	0.2
		2,211,147	0.9
	Financial: 0.5%
500,000	OneMain Finance Corp., 5.375%, 11/15/29	419,350	0.2
500,000 #	PRA Group, Inc., 5.000%, 10/01/29	380,335	0.1
500,000 #	United Wholesale Mortgage LLC, 5.750%, 06/15/27	453,117	0.2
		1,252,802	0.5
	Industrial: 0.7%
250,000 #	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	231,230	0.1
500,000 #	PGT Innovations, Inc., 4.375%, 10/01/29	461,587	0.2
500,000 #	Rolls-Royce PLC, 5.750%, 10/15/27	482,954	0.2
500,000 #	Standard Industries, Inc./NJ, 4.750%, 01/15/28	451,624	0.2
		1,627,395	0.7
	Technology: 0.4%
550,000 #	Entegris Escrow Corp., 6.950%, 06/15/30	510,646	0.2
500,000 #	Open Text Corp., 3.875%, 12/01/29	411,559	0.2
		922,205	0.4
	Total Corporate Bonds/Notes (Cost $14,325,535)	13,436,314	5.7

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.2%
408,271 (6)(7)	24 Hour Fitness Worldwide, Inc.	2,450	0.0
544,388 (6)(7)	24 Hour Fitness Worldwide, Inc. - Preferred	—	0.0
40,157 (6)(7)	Avaya, Inc.	336,315	0.1
50,201 (6)	Cineworld Group PLC	—	0.0
69,381 (7)	Cumulus Media, Inc. Class-A	353,149	0.2
1,674 (6)(7)	GTT Communications, Inc.	19,251	0.0
12,325 (6)	Harvey Gulf International Marine LLC	400,563	0.2
7,471 (6)(7)	iQor	5,917	0.0
102,480 (6)	Longview Power LLC	1,281,000	0.5
88,701 (6)(7)	Save-A-Lot, Inc. / Moran Foods	17,031	0.0
Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
42,856 (6)(7)	The Oneida Group (formerly EveryWare Global, Inc.)	$428	0.0
24,491 (6)(7)	Yak Access LLC Common Unit Series A	122	0.0
5,388 (6)(7)	Yak Access LLC Common Unit Series B	27	0.0
580,823 (6)(7)	Yak Access LLC Preferred Series A	406,576	0.2
1,117,890 (6)(7)	Yak Access LLC Preferred Series B1	11,179	0.0
23,080 (6)(7)	Yak Access LLC Preferred Series B2	231	0.0
	Total Equities and Other Assets (Cost $4,682,344)	2,834,239	1.2
	Total Long-Term Investments (Cost $248,765,277)	237,465,112	100.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
3,499,300 (8)	State Street Institutional Liquid Reserves Fund - Premier Class, 5.450% (Cost $3,500,150)	3,500,000	1.5
	Total Short-Term Investments (Cost $3,500,150)	3,500,000	1.5
	Total Investments (Cost $252,265,427)	$240,965,112	101.5
	Liabilities in Excess of Other Assets	(3,458,839)	(1.5)
	Net Assets	$237,506,273	100.0

*
Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(1)
Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.

(2)
Loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.

(3)
The borrower has filed for protection in federal bankruptcy court.

(4)
All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details.

(5)
All or a portion of this Loan is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2023 (Unaudited) (continued)

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Non-income producing security.

(8)
Rate shown is the 7-day yield as of September 30, 2023.

(9)
Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2023
Asset Table
Investments, at fair value
Loans	$—	$219,150,415	$2,044,144	$221,194,559
Equities and Other Assets	353,149	—	2,481,090	2,834,239
Corporate Bonds/Notes	—	13,436,314	—	13,436,314
Short-Term Investments	3,500,000	—	—	3,500,000
Total Investments, at fair value	$3,853,149	$232,586,729	$4,525,234	$240,965,112

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2023:
	Equities and Other Assets*	Loans**	Total
Assets:
Beginning balance at March 31, 2023	$1,911,844	$—	$1,911,844
Purchases	336,315	—	336,315
Sales	(110,077)	—	(110,077)
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)**	343,009	—	343,009
Transfers into Level 3	—	2,044,144	2,044,144
Transfers out of Level 3	—	—	—
Ending balance at September 30, 2023	$2,481,090	$2,044,144	$4,525,234
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2023***	$343,009	$—	$343,009

*
Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**
Loans transferred into Level 3 due to lack of significant other unobservable inputs.

***
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $253,030,775.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,302,109
Gross Unrealized Depreciation	(14,367,772)
Net Unrealized Depreciation	$(12,065,663)
See Accompanying Notes to Financial Statements
33

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163061   (0323-052523)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: December 4, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 4, 2023